WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account A

A

Annual Report

DECEMBER 31, 2007

Ohio National Variable Account A

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Ohio National Financial Services®

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2007 Ohio National Variable Account A Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account A for 2007 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount 13,220,487 Shares (Cost $346,221,405)	$391,987,431	$391,621,992	$365,439	$391,987,431
Money Market Subaccount 27,135,240 Shares (Cost $271,352,403)	271,352,403	271,282,731	69,672	271,352,403
Bond Subaccount 13,165,423 Shares (Cost $143,439,278)	150,612,442	150,527,334	85,108	150,612,442
Omni Subaccount 1,726,762 Shares (Cost $26,980,019)	28,664,254	28,625,926	38,328	28,664,254
International Subaccount 24,283,065 Shares (Cost $260,507,323)	340,448,578	340,396,752	51,826	340,448,578
Capital Appreciation Subaccount 7,146,300 Shares (Cost $113,241,597)	146,141,843	146,075,414	66,429	146,141,843
Millennium Subaccount 1,149,113 Shares (Cost $26,189,755)	28,877,198	28,862,099	15,099	28,877,198
International Small Co. Subaccount 2,829,731 Shares (Cost $58,808,309)	77,223,346	77,155,792	67,554	77,223,346
Aggressive Growth Subaccount 1,347,114 Shares (Cost $11,226,512)	12,460,804	12,460,804	0	12,460,804
Small Cap Growth Subaccount 874,161 Shares (Cost $9,845,301)	10,961,978	10,939,267	22,711	10,961,978
Mid Cap Opportunity Subaccount 3,325,798 Shares (Cost $59,929,141)	74,830,454	74,792,194	38,260	74,830,454
S&P 500 Index Subaccount 5,965,316 Shares (Cost $79,613,565)	91,627,253	91,593,441	33,812	91,627,253
Blue Chip Subaccount 1,840,904 Shares (Cost $18,553,522)	21,741,080	21,734,884	6,196	21,741,080
High Income Bond Subaccount 7,094,269 Shares (Cost $61,840,142)	68,672,523	68,648,386	24,137	68,672,523
Capital Growth Subaccount 1,165,721 Shares (Cost $21,206,914)	27,476,039	27,476,039	0	27,476,039
Nasdaq-100 Index Subaccount 7,360,709 Shares (Cost $30,105,411)	39,453,401	39,453,401	0	39,453,401
Bristol Subaccount 6,338,070 Shares (Cost $78,035,596)	88,859,739	88,857,672	2,067	88,859,739
Bryton Growth Subaccount 4,561,338 Shares (Cost $55,577,169)	60,802,635	60,800,582	2,053	60,802,635
U.S. Equity Subaccount 1,494,572 Shares (Cost $18,713,843)	23,091,141	23,041,125	50,016	23,091,141
Balanced Subaccount 686,399 Shares (Cost $8,666,341)	10,090,065	9,985,118	104,947	10,090,065

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 399,454 Shares (Cost $4,422,929)	$4,989,181	$4,989,181	$0	$4,989,181
Target VIP Subaccount 1,850,489 Shares (Cost $20,886,899)	22,631,483	22,631,483	0	22,631,483
Target Equity/Income Subaccount 3,158,211 Shares (Cost $34,923,574)	37,898,529	37,831,526	67,003	37,898,529
Bristol Growth Subaccount 75,436 Shares (Cost $779,188)	780,761	780,761	0	780,761

Dow Target 10 Portfolios:
First Quarter Subaccount 245,690 Shares (Cost $2,457,480)	2,854,915	2,854,915	0	2,854,915
Second Quarter Subaccount 256,337 Shares (Cost $2,845,968)	3,557,958	3,557,958	0	3,557,958
Third Quarter Subaccount 362,729 Shares (Cost $3,576,108)	4,222,167	4,222,167	0	4,222,167
Fourth Quarter Subaccount 395,116 Shares (Cost $4,728,423)	5,057,482	5,057,482	0	5,057,482

Dow Target 5 Portfolios:
First Quarter Subaccount 78,128 Shares (Cost $933,278)	1,103,949	1,103,949	0	1,103,949
Second Quarter Subaccount 113,400 Shares (Cost $1,371,495)	1,519,564	1,519,564	0	1,519,564
Third Quarter Subaccount 115,982 Shares (Cost $1,256,868)	1,334,956	1,334,956	0	1,334,956
Fourth Quarter Subaccount 135,816 Shares (Cost $1,615,981)	1,752,032	1,752,032	0	1,752,032

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount 48,478 Shares (Cost $1,916,583)	2,187,320	2,187,320	0	2,187,320
VIP Equity-Income Subaccount 83,929 Shares (Cost $2,047,721)	2,006,738	2,006,738	0	2,006,738
VIP High Income Subaccount 35,875 Shares (Cost $311,750)	214,535	214,535	0	214,535

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 397,851 Shares (Cost $11,783,786)	10,511,235	10,511,235	0	10,511,235
International Growth Subaccount 130,098 Shares (Cost $3,920,783)	8,496,729	8,496,729	0	8,496,729

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount 184,079 Shares (Cost $6,243,446)	$6,503,514	$6,496,780	$6,734	$6,503,514
Balanced Subaccount 526,068 Shares (Cost $13,333,862)	15,808,334	15,772,195	36,139	15,808,334

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 839,331 Shares (Cost $19,997,593)	18,205,100	18,205,100	0	18,205,100
Capital and Income Subaccount 544,662 Shares (Cost $7,857,396)	6,759,252	6,752,397	6,855	6,759,252
Investors Subaccount 491,904 Shares (Cost $6,896,350)	8,126,260	8,126,260	0	8,126,260

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 486,940 Shares (Cost $10,527,265)	10,727,297	10,727,297	0	10,727,297
Small/Mid Cap Value Subaccount 84,249 Shares (Cost $899,336)	933,476	933,476	0	933,476
Discovery Subaccount 556,981 Shares (Cost $6,908,068)	11,200,880	11,145,706	55,174	11,200,880

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount 298,079 Shares (Cost $3,338,038)	3,451,757	3,451,757	0	3,451,757
U.S. Real Estate Subaccount 542,705 Shares (Cost $11,574,578)	11,966,644	11,948,338	18,306	11,966,644
Value Subaccount 16,972 Shares (Cost $210,541)	223,519	223,519	0	223,519
Emerging Markets Debt Subaccount 7,056 Shares (Cost $56,260)	60,189	60,189	0	60,189

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 23,671,783 Shares (Cost $315,721,460)	296,607,441	296,578,957	28,484	296,607,441
Structured U.S. Equity Subaccount 4,253,968 Shares (Cost $54,294,970)	55,982,213	55,958,844	23,369	55,982,213
Capital Growth Subaccount 1,217,436 Shares (Cost $12,908,053)	15,497,964	15,488,912	9,052	15,497,964

Lazard Retirement Series Inc.:
Emerging Markets Subaccount 6,572,033 Shares (Cost $148,368,863)	168,506,926	168,357,827	149,099	168,506,926

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Lazard Retirement Series Inc.: (continued)
Small Cap Subaccount 3,287,380 Shares (Cost $42,636,399)	$32,808,056	$32,787,921	$20,135	$32,808,056
U.S. Strategic Equity Subaccount 126,791 Shares (Cost $1,550,945)	1,289,466	1,289,466	0	1,289,466
International Equity Subaccount 8,827,250 Shares (Cost $126,743,101)	117,843,792	117,792,202	51,590	117,843,792

The Prudential Series Fund Inc.:
Jennison 20/20 Focus Subaccount 6,970,742 Shares (Cost $110,118,497)	109,998,310	109,991,335	6,975	109,998,310
Jennison Subaccount 495,739 Shares (Cost $9,790,227)	11,486,264	11,486,264	0	11,486,264

UBS Series Trust — Class I:
U.S. Allocation Subaccount 343,779 Shares (Cost $4,640,090)	5,259,823	5,252,956	6,867	5,259,823

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 470,381 Shares (Cost $1,965,665)	1,674,557	1,674,557	0	1,674,557

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 6,154,887 Shares (Cost $179,139,312)	219,298,638	219,198,737	99,901	219,298,638
VIP Contrafund Subaccount 10,904,004 Shares (Cost $318,741,900)	299,423,962	299,281,287	142,675	299,423,962
VIP Growth Subaccount 811,742 Shares (Cost $30,634,057)	36,244,270	36,238,590	5,680	36,244,270
VIP Equity-Income Subaccount 6,563,847 Shares (Cost $169,903,151)	154,709,876	154,651,925	57,951	154,709,876

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 807,249 Shares (Cost $20,622,218)	21,044,976	21,016,655	28,321	21,044,976
Worldwide Growth Subaccount 502,941 Shares (Cost $13,054,241)	17,618,031	17,616,814	1,217	17,618,031
Balanced Subaccount 2,098,377 Shares (Cost $52,931,590)	65,217,546	65,212,598	4,948	65,217,546
International Growth Subaccount 4,436,821 Shares (Cost $217,113,450)	286,219,308	286,132,917	86,391	286,219,308

J.P. Morgan Series Trust II:
Small Company Subaccount 1,248,294 Shares (Cost $19,266,531)	20,047,609	20,040,625	6,984	20,047,609

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount 5,745,393 Shares (Cost $159,028,724)	$176,211,200	$176,171,824	$39,376	$176,211,200

AllianceBernstein Variable Product Series Fund Inc. — Class B:
Global Bond Subaccount 21,964 Shares (Cost $254,835)	269,060	269,060	0	269,060
Growth & Income Subaccount 29,841 Shares (Cost $662,513)	792,280	792,280	0	792,280
Small Cap Growth Subaccount 7,877 Shares (Cost $70,676)	119,657	119,657	0	119,657

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 259,400 Shares (Cost $4,027,406)	4,230,810	4,230,810	0	4,230,810
Investors Growth Stock Subaccount 481,636 Shares (Cost $4,524,957)	5,572,534	5,572,534	0	5,572,534
Mid Cap Growth Subaccount 3,730,788 Shares (Cost $26,719,597)	28,055,529	28,055,529	0	28,055,529
Total Return Subaccount 3,678,119 Shares (Cost $71,658,248)	78,858,870	78,705,597	153,273	78,858,870

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 16,881,268 Shares (Cost $211,240,635)	212,197,536	211,973,515	224,021	212,197,536
Total Return Subaccount 35,943,315 Shares (Cost $366,100,708)	377,045,372	377,030,784	14,588	377,045,372
Global Bond Subaccount 2,476,457 Shares (Cost $30,601,934)	31,649,114	31,649,114	0	31,649,114

Calvert Variable Series Inc:
Social Equity Subaccount 18,013 Shares (Cost $264,855)	367,097	367,097	0	367,097

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 239,223 Shares (Cost $9,187,744)	10,666,956	10,662,767	4,189	10,666,956

Royce Capital Fund:
Small-Cap Subaccount 13,285,296 Shares (Cost $130,089,317)	132,321,548	132,205,057	116,491	132,321,548
Micro-Cap Subaccount 6,923,891 Shares (Cost $93,316,213)	93,264,812	93,186,697	78,115	93,264,812

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 4,634,336 Shares (Cost $52,298,308)	$53,202,180	$53,194,395	$7,785	$53,202,180
U.S. Real Estate Subaccount 5,767,414 Shares (Cost $142,366,924)	125,844,971	125,800,865	44,106	125,844,971
International Growth Equity Subaccount 4,164,032 Shares (Cost $50,332,780)	50,426,424	50,422,835	3,589	50,426,424
Equity Growth Subaccount 114,263 Shares (Cost $2,126,986)	2,271,551	2,271,551	0	2,271,551

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 8,999,629 Shares (Cost $152,979,620)	155,783,573	155,670,651	112,922	155,783,573
Franklin Flex Cap Growth Securities Subaccount 8,864,424 Shares (Cost $110,622,592)	112,755,473	112,749,852	5,621	112,755,473
Templeton Foreign Securities Subaccount 5,086,201 Shares (Cost $92,891,902)	102,995,562	102,995,562	0	102,995,562

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 6,994,568 Shares (Cost $124,545,722)	121,495,645	121,492,884	2,761	121,495,645

Totals	$5,983,637,145	$5,980,866,804	$2,770,341	$5,983,637,145

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$177,336	$11,855,665	$0	$501,353	$0	$676,396	$0	$0
Risk & administrative expense (note 2)	(5,268,499)	(3,268,290)	(2,019,097)	(388,985)	(4,237,477)	(2,115,708)	(310,272)	(828,527)

Net investment activity	(5,091,163)	8,587,375	(2,019,097)	112,368	(4,237,477)	(1,439,312)	(310,272)	(828,527)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	10,112,186	(27,965)	1,176,970	339,093	13,024,819	11,634,295	86,129	4,308,353
Unrealized gain (loss)	(34,261,931)	0	4,365,134	1,259,885	15,843,218	(4,730,597)	5,718,339	4,111,792

Net gain (loss) on investments	(24,149,745)	(27,965)	5,542,104	1,598,978	28,868,037	6,903,698	5,804,468	8,420,145

Net increase (decrease) in contract owner’s equity from operations	$(29,240,908)	$8,559,410	$3,523,007	$1,711,346	$24,630,560	$5,464,386	$5,494,196	$7,591,618

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$0	$0	$0	$1,243,880	$267,376	$0	$0	$0
Risk & administrative expense (note 2)	(92,062)	(107,031)	(716,835)	(1,188,206)	(354,962)	(883,439)	(330,195)	(518,113)

Net investment activity	(92,062)	(107,031)	(716,835)	55,674	(87,586)	(883,439)	(330,195)	(518,113)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	153,262	359,232	2,762,112	2,244,409	1,250,398	1,652,668	1,618,948	2,554,891
Unrealized gain (loss)	1,556,847	631,395	5,569,123	901,235	(3,763,095)	199,105	945,477	4,219,621

Net gain (loss) on investments	1,710,109	990,627	8,331,235	3,145,644	(2,512,697)	1,851,773	2,564,425	6,774,512

Net increase (decrease) in contract owner’s equity from operations	$1,618,047	$883,596	$7,614,400	$3,201,318	$(2,600,283)	$968,334	$2,234,230	$6,256,399

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Bryton			Income		Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(a)	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007(c)
Investment activity:
Reinvested dividends	$464,793	$0	$81,819	$0	$0	$171,908	$486,642	$0
Risk & administrative expense (note 2)	(957,734)	(563,696)	(290,395)	(112,060)	(62,426)	(216,248)	(393,406)	(2,715)

Net investment activity	(492,941)	(563,696)	(208,576)	(112,060)	(62,426)	(44,340)	93,236	(2,715)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,467,744	534,109	676,418	296,225	204,896	169,432	334,594	911
Unrealized gain (loss)	3,175,112	2,467,044	1,932,743	641,297	186,388	976,873	1,860,715	1,573

Net gain (loss) on investments	4,642,856	3,001,153	2,609,161	937,522	391,284	1,146,305	2,195,309	2,484

Net increase (decrease) in contract owner’s equity from operations	$4,149,915	$2,437,457	$2,400,585	$825,462	$328,858	$1,101,965	$2,288,545	$(231)

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk & administrative expense (note 2)	(41,763)	(51,140)	(48,946)	(39,583)	(17,594)	(20,296)	(13,706)	(14,780)

Net investment activity	(41,763)	(51,140)	(48,946)	(39,583)	(17,594)	(20,296)	(13,706)	(14,780)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	150,776	280,087	213,885	129,893	127,122	121,203	68,336	86,370
Unrealized gain (loss)	(120,134)	(122,913)	(26,859)	(115,604)	(80,312)	(74,942)	(14,966)	(20,003)

Net gain (loss) on investments	30,642	157,174	187,026	14,289	46,810	46,261	53,370	66,367

Net increase (decrease) in contract owner’s equity from operations	$(11,121)	$106,034	$138,080	$(25,294)	$29,216	$25,965	$39,664	$51,587

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

(c)	Period from May 1, 2007, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Fidelity Variable Insurance
	Products Fund			Janus Aspen Series — Institutional Shares
		VIP Equity-	VIP High	Large Cap	International	Worldwide
	VIP Growth	Income	Income	Growth	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$20,083	$38,343	$17,963	$80,772	$52,583	$53,098	$427,025
Risk & administrative expense (note 2)	(29,232)	(32,035)	(4,079)	(153,024)	(108,294)	(95,702)	(226,754)

Net investment activity	(9,149)	6,308	13,884	(72,252)	(55,711)	(42,604)	200,271

Reinvested capital gains	1,770	168,990	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(4,582)	137,987	(125,657)	(719,862)	1,263,324	94,141	789,762
Unrealized gain (loss)	512,376	(261,338)	122,384	2,318,828	816,307	603,300	586,950

Net gain (loss) on investments	507,794	(123,351)	(3,273)	1,598,966	2,079,631	697,441	1,376,712

Net increase (decrease) in contract owner’s equity from operations	$500,415	$51,947	$10,611	$1,526,714	$2,023,920	$654,837	$1,576,983

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
		Total	Fundamental	Capital and
	All Cap	Return	Value	Income	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$52,982	$57,270	$225,379	$93,452	$102,630
Risk & administrative expense (note 2)	(74,600)	(30,333)	(165,550)	(64,367)	(102,212)

Net investment activity	(21,618)	26,937	59,829	29,085	418

Reinvested capital gains	918,513	44,801	878,778	1,078,554	214,653

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	3,421,861	1,034,690	(75,543)	8,340	299,083
Unrealized gain (loss)	(3,443,829)	(903,689)	(1,792,494)	(1,098,145)	(353,733)

Net gain (loss) on investments	(21,968)	131,001	(1,868,037)	(1,089,805)	(54,650)

Net increase (decrease) in contract owner’s equity from operations	$874,927	$202,739	$(929,430)	$17,834	$160,421

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	Wells Fargo Advantage Variable
	Trust Funds			Van Kampen Universal Institutional Funds — Class I
		Small/Mid		Core Plus	U.S. Real		Emerging
	Opportunity	Cap Value	Discovery	Fixed Income	Estate	Value	Markets Debt
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$72,723	$216	$0	$102,233	$193,699	$7,581	$8,110
Risk & administrative expense (note 2)	(172,169)	(15,792)	(176,337)	(40,251)	(225,807)	(6,042)	(1,523)

Net investment activity	(99,446)	(15,576)	(176,337)	61,982	(32,108)	1,539	6,587

Reinvested capital gains	1,704,189	181,501	0	0	1,512,636	28,781	3,465

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	885,088	112,832	2,326,691	36,979	1,676,879	100,625	11,693
Unrealized gain (loss)	(1,614,601)	(286,128)	449,557	25,450	(6,260,338)	(126,314)	(16,160)

Net gain (loss) on investments	(729,513)	(173,296)	2,776,248	62,429	(4,583,459)	(25,689)	(4,467)

Net increase (decrease) in contract owner’s equity from operations	$875,230	$(7,371)	$2,599,911	$124,411	$(3,102,931)	$4,631	$5,585

	Goldman Sachs Variable
	Insurance Trust			Lazard Retirement Series, Inc.
	Growth &	Structured	Capital	Emerging	Small	U.S. Strategic	International
	Income	U.S. Equity	Growth	Markets	Cap	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$5,332,048	$610,340	$28,587	$1,653,358	$0	$14,845	$2,198,648
Risk & administrative expense (note 2)	(2,878,976)	(820,972)	(206,396)	(1,459,214)	(493,652)	(13,579)	(581,208)

Net investment activity	2,453,072	(210,632)	(177,809)	194,144	(493,652)	1,266	1,617,440

Reinvested capital gains	27,455,243	4,282,650	0	22,074,080	13,892,998	245,723	13,094,718

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,042,513	2,506,601	684,785	5,476,177	301,580	18,627	(415,447)
Unrealized gain (loss)	(35,040,629)	(7,965,313)	802,567	2,240,861	(16,693,359)	(314,295)	(9,691,950)

Net gain (loss) on investments	(33,998,116)	(5,458,712)	1,487,352	7,717,038	(16,391,779)	(295,668)	(10,107,397)

Net increase (decrease) in contract owner’s equity from operations	$(4,089,801)	$(1,386,694)	$1,309,543	$29,985,262	$(2,992,433)	$(48,679)	$4,604,761

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

				Old Mutual
	The Prudential Series		UBS Series	Insurance
	Fund, Inc.		Trust — Class I	Series Fund	Fidelity Variable Insurance Products Fund — Service Class 2
	Jennison		U.S.	Technology &	VIP	VIP	VIP	VIP Equity-
	20/20 Focus	Jennison	Allocation	Communications	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$124,027	$0	$149,398	$0	$973,371	$2,076,485	$100,436	$2,520,613
Risk & administrative expense (note 2)	(870,564)	(135,979)	(86,444)	(25,611)	(2,611,834)	(3,032,677)	(374,868)	(1,755,948)

Net investment activity	(746,537)	(135,979)	62,954	(25,611)	(1,638,463)	(956,192)	(274,432)	764,665

Reinvested capital gains	9,806,907	0	0	0	16,406,561	70,835,376	21,845	12,732,909

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,439,501	198,556	358,265	(488,166)	5,408,821	3,580,973	853,139	736,765
Unrealized gain (loss)	(6,335,043)	933,503	(328,599)	1,020,219	3,888,390	(40,256,673)	5,460,840	(16,902,088)

Net gain (loss) on investments	(4,895,542)	1,132,059	29,666	532,053	9,297,211	(36,675,700)	6,313,979	(16,165,323)

Net increase (decrease) in contract owner’s equity from operations	$4,164,828	$996,080	$92,620	$506,442	$24,065,309	$33,203,484	$6,061,392	$(2,667,749)

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II
	Large Cap	Worldwide		International	Small	Mid Cap
	Growth	Growth	Balanced	Growth	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$117,774	$99,475	$1,440,384	$1,084,242	$1,954	$1,456,167
Risk & administrative expense (note 2)	(277,353)	(235,731)	(854,725)	(2,821,445)	(295,580)	(2,222,993)

Net investment activity	(159,579)	(136,256)	585,659	(1,737,203)	(293,626)	(766,826)

Reinvested capital gains	0	0	0	0	1,049,815	7,345,810

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(160,547)	1,484,805	1,997,410	12,770,030	694,491	2,542,766
Unrealized gain (loss)	2,861,972	(150,593)	2,704,869	39,992,263	(2,908,588)	(8,408,196)

Net gain (loss) on investments	2,701,425	1,334,212	4,702,279	52,762,293	(2,214,097)	(5,865,430)

Net increase (decrease) in contract owner’s equity from operations	$2,541,846	$1,197,956	$5,287,938	$51,025,090	$(1,457,908)	$713,554

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

	AllianceBernstein Variable Product
	Series Fund, Inc. — Class B			MFS Variable Insurance Trust — Service Class
	Global	Growth &	Small Cap	New	Investors	Mid Cap	Total
	Bond	Income	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$7,941	$12,384	$0	$0	$4,312	$0	$1,800,204
Risk & administrative expense (note 2)	(3,441)	(14,451)	(1,783)	(45,044)	(65,958)	(324,944)	(1,029,658)

Net investment activity	4,500	(2,067)	(1,783)	(45,044)	(61,646)	(324,944)	770,546

Reinvested capital gains	0	50,939	0	215,621	0	816,209	1,876,499

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(611)	123,343	20,864	196,495	202,729	276,256	1,107,881
Unrealized gain (loss)	18,451	(122,961)	(2,755)	(391,140)	314,079	532,359	(1,900,117)

Net gain (loss) on investments	17,840	382	18,109	(194,645)	516,808	808,615	(792,236)

Net increase (decrease) in contract owner’s equity from operations	$22,340	$49,254	$16,326	$(24,068)	$455,162	$1,299,880	$1,854,809

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance			Variable	Fund — Service
	Trust — Administrative Shares			Series Inc.	Shares	Royce Capital Fund
	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$9,368,817	$12,702,246	$787,764	$0	$123,171	$68,186	$1,368,893
Risk & administrative expense (note 2)	(2,613,209)	(3,465,545)	(309,015)	(4,538)	(129,723)	(1,494,297)	(1,077,996)

Net investment activity	6,755,608	9,236,701	478,749	(4,538)	(6,552)	(1,426,111)	290,897

Reinvested capital gains	503,650	0	64,320	18,042	0	5,932,210	7,800,293

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(1,138,424)	884,004	25,568	32,609	411,038	1,162,565	1,199,327
Unrealized gain (loss)	12,053,266	12,963,581	1,514,206	(13,668)	81,376	(11,637,089)	(8,250,728)

Net gain (loss) on investments	10,914,842	13,847,585	1,539,774	18,941	492,414	(10,474,524)	(7,051,401)

Net increase (decrease) in contract owner’s equity from operations	$18,174,100	$23,084,286	$2,082,843	$32,445	$485,862	$(5,968,425)	$1,039,789

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2007

					Franklin Templeton Variable
	Van Kampen Universal Institutional Funds — Class II				Insurance Products Trust — Class 2
					Franklin	Franklin Flex	Templeton
	Core Plus	U.S. Real	International	Equity	Income	Cap Growth	Foreign
	Fixed Income	Estate	Growth Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007
Investment activity:
Reinvested dividends	$341,247	$1,188,865	$64,598	$0	$3,815,768	$7,612	$1,292,801
Risk & administrative expense (note 2)	(246,857)	(1,530,375)	(208,156)	(11,888)	(1,529,419)	(464,106)	(914,301)

Net investment activity	94,390	(341,510)	(143,558)	(11,888)	2,286,349	(456,494)	378,500

Reinvested capital gains	0	11,034,402	1,023,900	0	707,647	0	2,948,722

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	74,933	(356,975)	161,446	30,044	539,730	441,956	802,855
Unrealized gain (loss)	926,551	(37,008,481)	50,358	133,993	(2,554,341)	1,887,781	4,837,766

Net gain (loss) on investments	1,001,484	(37,365,456)	211,804	164,037	(2,014,611)	2,329,737	5,640,621

Net increase (decrease) in contract owner’s equity from operations	$1,095,874	$(26,672,564)	$1,092,146	$152,149	$979,385	$1,873,243	$8,967,843

	Neuberger
	Berman
	Advisers
	Management
	Trust — S Class
	AMT
	Regency	Total
	Subaccount	Subaccounts
	2007	2007

Investment activity:
Reinvested dividends	$428,075	$70,898,346
Risk & administrative expense (note 2)	(1,068,086)	(65,806,828)

Net investment activity	(640,011)	5,091,518

Reinvested capital gains	2,776,719	241,750,439

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(170,813)	116,444,597
Unrealized gain (loss)	(3,908,880)	(113,056,292)

Net gain (loss) on investments	(4,079,693)	3,388,305

Net increase (decrease) in contract owner’s equity from operations	$(1,942,985)	$250,230,262

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,091,163)	$(4,744,374)	$8,587,375	$5,289,551	$(2,019,097)	$3,621,290	$112,368	$20,664
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	10,112,186	4,989,883	(27,965)	58,184	1,176,970	169,253	339,093	(245,106)
Unrealized gain (loss)	(34,261,931)	19,080,681	0	0	4,365,134	656,727	1,259,885	3,752,859

Net increase (decrease) in contract owners’ equity from operations	(29,240,908)	19,326,190	8,559,410	5,347,735	3,523,007	4,447,270	1,711,346	3,528,417

Equity transactions:
Contract purchase payments (note 1)	46,345,536	32,256,606	477,300,714	290,632,198	10,640,284	13,885,450	594,796	810,038
Extra credit fund deposits (note 1)	187,432	138,002	1,896,796	1,418,231	70,788	87,771	2,924	7,751
Transfers to and from fixed dollar contract and other subaccounts	12,137,293	9,812,447	(366,123,119)	(191,023,256)	6,165,677	22,618,173	(1,127,911)	(108,640)
Withdrawals and surrenders	(30,558,549)	(40,668,818)	(41,999,034)	(23,704,362)	(10,990,981)	(7,102,165)	(3,295,144)	(3,792,255)
Surrender charges (note 2)	(326,263)	(408,551)	(503,751)	(292,831)	(132,157)	(116,200)	(20,999)	(35,869)
Annual contract charges (note 2)	(1,355,913)	(922,817)	(951,370)	(408,359)	(655,029)	(420,750)	(66,534)	(66,184)
Annuity and death benefit payments	(7,097,339)	(6,086,877)	(10,278,679)	(3,909,723)	(3,206,161)	(2,945,096)	(481,526)	(492,342)

Net equity transactions	19,332,197	(5,880,008)	59,341,557	72,711,898	1,892,421	26,007,183	(4,394,394)	(3,677,501)

Net change in contract owners’ equity	(9,908,711)	13,446,182	67,900,967	78,059,633	5,415,428	30,454,453	(2,683,048)	(149,084)
Contract owners’ equity:
Beginning of period	401,896,142	388,449,960	203,451,436	125,391,803	145,197,014	114,742,561	31,347,302	31,496,386

End of period	$391,987,431	$401,896,142	$271,352,403	$203,451,436	$150,612,442	$145,197,014	$28,664,254	$31,347,302

Change in units:
Beginning units	28,546,925	28,401,012	16,960,603	10,776,630	10,069,921	8,151,587	2,181,595	2,353,614

Units purchased	9,583,106	7,809,550	60,894,379	38,202,023	3,168,916	3,561,002	161,309	259,318
Units redeemed	(7,484,753)	(7,663,637)	(55,979,918)	(32,018,050)	(2,987,496)	(1,642,668)	(459,084)	(431,337)

Ending units	30,645,278	28,546,925	21,875,064	16,960,603	10,251,341	10,069,921	1,883,820	2,181,595

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small Co.
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,237,477)	$(2,419,235)	$(1,439,312)	$(1,140,142)	$(310,272)	$(320,627)	$(828,527)	$(384,482)
Reinvested capital gains	0	0	0	0	0	0	0	1,128,072
Realized gain (loss)	13,024,819	1,796,495	11,634,295	848,593	86,129	(1,246,202)	4,308,353	852,461
Unrealized gain (loss)	15,843,218	36,347,639	(4,730,597)	20,695,720	5,718,339	3,163,936	4,111,792	6,211,518

Net increase (decrease) in contract owners’ equity from operations	24,630,560	35,724,899	5,464,386	20,404,171	5,494,196	1,597,107	7,591,618	7,807,569

Equity transactions:
Contract purchase payments (note 1)	47,186,939	44,615,028	4,854,197	16,775,970	1,385,090	859,682	17,869,081	8,971,027
Extra credit fund deposits (note 1)	246,272	250,637	37,277	106,117	11,226	7,632	63,904	39,368
Transfers to and from fixed dollar contract and other subaccounts	6,620,279	46,100,071	(17,072,778)	22,187,014	2,358,917	(2,898,945)	10,363,743	8,103,342
Withdrawals and surrenders	(14,261,435)	(8,076,774)	(11,038,062)	(8,677,474)	(3,874,751)	(4,012,644)	(3,723,572)	(2,875,908)
Surrender charges (note 2)	(210,676)	(133,546)	(125,721)	(119,989)	(28,900)	(44,813)	(34,524)	(25,241)
Annual contract charges (note 2)	(1,660,246)	(837,709)	(735,066)	(467,977)	(40,707)	(37,148)	(201,327)	(74,419)
Annuity and death benefit payments	(5,824,668)	(3,228,726)	(2,786,920)	(2,170,128)	(291,901)	(341,738)	(832,996)	(402,437)

Net equity transactions	32,096,465	78,688,981	(26,867,073)	27,633,533	(481,026)	(6,467,974)	23,504,309	13,735,732

Net change in contract owners’ equity	56,727,025	114,413,880	(21,402,687)	48,037,704	5,013,170	(4,870,867)	31,095,927	21,543,301
Contract owners’ equity:
Beginning of period	283,721,553	169,307,673	167,544,530	119,506,826	23,864,028	28,734,895	46,127,419	24,584,118

End of period	$340,448,578	$283,721,553	$146,141,843	$167,544,530	$28,877,198	$23,864,028	$77,223,346	$46,127,419

Change in units:
Beginning units	23,057,919	15,940,713	8,218,217	6,614,263	1,919,393	2,339,958	2,460,935	1,561,891

Units purchased	9,140,391	9,847,847	1,064,015	2,724,362	825,706	230,669	2,259,837	1,471,010
Units redeemed	(6,415,148)	(2,730,641)	(2,279,260)	(1,120,408)	(697,019)	(651,234)	(1,075,002)	(571,966)

Ending units	25,783,162	23,057,919	7,002,972	8,218,217	2,048,080	1,919,393	3,645,770	2,460,935

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(92,062)	$(57,003)	$(107,031)	$(73,119)	$(716,835)	$(577,094)	$55,674	$(182,749)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	153,262	(178,318)	359,232	(59,804)	2,762,112	1,403,615	2,244,409	1,182,963
Unrealized gain (loss)	1,556,847	521,622	631,395	1,473,140	5,569,123	2,993,436	901,235	10,585,572

Net increase (decrease) in contract owners’ equity from operations	1,618,047	286,301	883,596	1,340,217	7,614,400	3,819,957	3,201,318	11,585,786

Equity transactions:
Contract purchase payments (note 1)	2,228,021	1,061,741	2,782,247	361,848	10,844,621	3,048,512	8,726,242	4,151,606
Extra credit fund deposits (note 1)	5,711	4,824	9,045	1,049	34,194	6,617	76,085	17,788
Transfers to and from fixed dollar contract and other subaccounts	3,982,497	437,955	1,657,324	(62,305)	16,393,942	(1,476,690)	2,242,351	(9,405,479)
Withdrawals and surrenders	(533,090)	(478,729)	(816,254)	(828,199)	(5,618,637)	(5,491,298)	(10,057,541)	(12,100,635)
Surrender charges (note 2)	(9,471)	(7,864)	(4,777)	(12,656)	(38,071)	(57,844)	(84,655)	(154,672)
Annual contract charges (note 2)	(25,115)	(13,525)	(19,366)	(13,915)	(146,274)	(86,558)	(188,677)	(145,715)
Annuity and death benefit payments	(65,231)	(55,323)	(61,766)	(42,947)	(827,638)	(546,918)	(1,405,058)	(1,939,209)

Net equity transactions	5,583,322	949,079	3,546,453	(597,125)	20,642,137	(4,604,179)	(691,253)	(19,576,316)

Net change in contract owners’ equity	7,201,369	1,235,380	4,430,049	743,092	28,256,537	(784,222)	2,510,065	(7,990,530)
Contract owners’ equity:
Beginning of period	5,259,435	4,024,055	6,531,929	5,788,837	46,573,917	47,358,139	89,117,188	97,107,718

End of period	$12,460,804	$5,259,435	$10,961,978	$6,531,929	$74,830,454	$46,573,917	$91,627,253	$89,117,188

Change in units:
Beginning units	833,218	639,325	735,381	787,643	2,476,430	2,649,023	6,251,985	7,724,392

Units purchased	1,136,900	394,482	916,142	185,074	1,941,163	506,082	1,520,944	849,111
Units redeemed	(369,566)	(200,589)	(402,616)	(237,336)	(767,781)	(678,675)	(1,481,783)	(2,321,518)

Ending units	1,600,552	833,218	1,248,907	735,381	3,649,812	2,476,430	6,291,146	6,251,985

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(87,586)	$(74,707)	$(883,439)	$(636,915)	$(330,195)	$(271,382)	$(518,113)	$(390,844)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,250,398	758,534	1,652,668	354,952	1,618,948	637,899	2,554,891	175,038
Unrealized gain (loss)	(3,763,095)	2,672,279	199,105	4,469,569	945,477	3,212,334	4,219,621	2,361,733

Net increase (decrease) in contract owners’ equity from operations	(2,600,283)	3,356,106	968,334	4,187,606	2,234,230	3,578,851	6,256,399	2,145,927

Equity transactions:
Contract purchase payments (note 1)	1,066,618	482,878	8,332,574	7,529,735	3,319,961	1,561,167	3,115,147	5,552,517
Extra credit fund deposits (note 1)	2,771	5,425	60,865	61,609	14,703	6,458	10,029	32,377
Transfers to and from fixed dollar contract and other subaccounts	(1,225,100)	3,155,251	8,711,570	8,666,640	2,086,504	1,084,752	(5,029,077)	8,408,309
Withdrawals and surrenders	(2,290,990)	(2,344,185)	(5,377,550)	(2,548,346)	(2,344,836)	(2,732,841)	(1,799,750)	(1,067,628)
Surrender charges (note 2)	(10,947)	(28,856)	(59,651)	(39,193)	(22,477)	(23,443)	(25,520)	(18,967)
Annual contract charges (note 2)	(48,310)	(36,198)	(246,804)	(134,587)	(82,527)	(43,004)	(201,883)	(104,761)
Annuity and death benefit payments	(479,654)	(472,315)	(1,400,106)	(853,392)	(585,473)	(276,302)	(563,073)	(489,771)

Net equity transactions	(2,985,612)	762,000	10,020,898	12,682,466	2,385,855	(423,213)	(4,494,127)	12,312,076

Net change in contract owners’ equity	(5,585,895)	4,118,106	10,989,232	16,870,072	4,620,085	3,155,638	1,762,272	14,458,003
Contract owners’ equity:
Beginning of period	27,326,975	23,208,869	57,683,291	40,813,219	22,855,954	19,700,316	37,691,129	23,233,126

End of period	$21,741,080	$27,326,975	$68,672,523	$57,683,291	$27,476,039	$22,855,954	$39,453,401	$37,691,129

Change in units:
Beginning units	2,151,461	2,097,300	4,082,110	3,136,664	1,144,005	1,203,188	9,090,548	5,895,658

Units purchased	271,581	404,936	2,609,352	1,970,449	476,016	312,579	2,059,829	4,451,806
Units redeemed	(523,685)	(350,775)	(1,935,272)	(1,025,003)	(378,148)	(371,762)	(3,013,324)	(1,256,916)

Ending units	1,899,357	2,151,461	4,756,190	4,082,110	1,241,873	1,144,005	8,137,053	9,090,548

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(492,941)	$(332,763)	$(563,696)	$(196,258)	$(208,576)	$(171,514)	$(112,060)	$(1,433)
Reinvested capital gains	0	0	0	169,791	0	0	0	0
Realized gain (loss)	1,467,744	58,436	534,109	172,302	676,418	112,657	296,225	65,266
Unrealized gain (loss)	3,175,112	6,063,102	2,467,044	2,078,164	1,932,743	1,041,394	641,297	532,483

Net increase (decrease) in contract owners’ equity from operations	4,149,915	5,788,775	2,437,457	2,223,999	2,400,585	982,537	825,462	596,316

Equity transactions:
Contract purchase payments (note 1)	18,063,495	11,524,743	15,744,074	6,846,427	2,604,501	5,939,974	2,521,306	915,309
Extra credit fund deposits (note 1)	107,515	67,080	78,304	40,550	6,600	29,325	3,930	477
Transfers to and from fixed dollar contract and other subaccounts	14,914,520	15,216,858	18,837,579	8,338,052	(1,172,998)	1,616,328	424,164	1,733,514
Withdrawals and surrenders	(2,278,277)	(834,781)	(947,947)	(313,513)	(288,046)	(170,621)	(320,687)	(114,164)
Surrender charges (note 2)	(42,784)	(16,392)	(20,348)	(6,360)	(6,570)	(4,566)	(10,648)	(2,747)
Annual contract charges (note 2)	(381,999)	(155,104)	(206,199)	(55,138)	(98,213)	(55,004)	(28,592)	(19,945)
Annuity and death benefit payments	(1,361,515)	(698,446)	(727,595)	(174,528)	(829,894)	(110,307)	(476,317)	(42,856)

Net equity transactions	29,020,955	25,103,958	32,757,868	14,675,490	215,380	7,245,129	2,113,156	2,469,588

Net change in contract owners’ equity	33,170,870	30,892,733	35,195,325	16,899,489	2,615,965	8,227,666	2,938,618	3,065,904
Contract owners’ equity:
Beginning of period	55,688,869	24,796,136	25,607,310	8,707,821	20,475,176	12,247,510	7,151,447	4,085,543

End of period	$88,859,739	$55,688,869	$60,802,635	$25,607,310	$23,091,141	$20,475,176	$10,090,065	$7,151,447

Change in units:
Beginning units	3,990,903	2,042,000	2,227,333	872,635	1,539,865	983,957	553,507	356,380

Units purchased	3,019,839	2,284,024	3,144,615	1,588,500	323,762	684,521	311,889	276,203
Units redeemed	(1,022,431)	(335,121)	(495,736)	(233,802)	(308,426)	(128,613)	(159,166)	(79,076)

Ending units	5,988,311	3,990,903	4,876,212	2,227,333	1,555,201	1,539,865	706,230	553,507

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
							Bristol
	Income Opportunity		Target VIP		Target Equity/Income		Growth
	Subaccount(a)		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007(c)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(62,426)	$(65,025)	$(44,340)	$(69,565)	$93,236	$(51,836)	$(2,715)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	204,896	27,705	169,432	1,096	334,594	172,092	911
Unrealized gain (loss)	186,388	181,760	976,873	764,673	1,860,715	1,097,604	1,573

Net increase (decrease) in contract owners’ equity from operations	328,858	144,440	1,101,965	696,204	2,288,545	1,217,860	(231)

Equity transactions:
Contract purchase payments (note 1)	504,227	554,120	6,507,343	4,751,306	9,737,567	7,186,113	327,681
Extra credit fund deposits (note 1)	1,578	847	7,362	14,804	11,629	26,569	1,698
Transfers to and from fixed dollar contract and other subaccounts	(1,115,456)	803,747	5,042,640	3,641,815	6,450,456	8,720,768	477,217
Withdrawals and surrenders	(212,469)	(31,338)	(163,250)	(36,272)	(479,015)	(211,158)	(21,201)
Surrender charges (note 2)	(4,731)	(462)	(448)	(352)	(2,806)	(781)	0
Annual contract charges (note 2)	(20,806)	(15,826)	(81,677)	(6,329)	(140,200)	(40,281)	(194)
Annuity and death benefit payments	(39,871)	(14,779)	(217,999)	(43,967)	(322,344)	(106,780)	(4,209)

Net equity transactions	(887,528)	1,296,309	11,093,971	8,321,005	15,255,287	15,574,450	780,992

Net change in contract owners’ equity	(558,670)	1,440,749	12,195,936	9,017,209	17,543,832	16,792,310	780,761
Contract owners’ equity:
Beginning of period	5,547,851	4,107,102	10,435,547	1,418,338	20,354,697	3,562,387	0

End of period	$4,989,181	$5,547,851	$22,631,483	$10,435,547	$37,898,529	$20,354,697	$780,761

Change in units:
Beginning units	498,277	379,140	943,340	140,194	1,863,354	352,432	0

Units purchased	130,871	196,502	1,104,871	859,089	1,667,233	2,051,979	83,848
Units redeemed	(210,378)	(77,365)	(158,177)	(55,943)	(347,797)	(541,057)	(7,666)

Ending units	418,770	498,277	1,890,034	943,340	3,182,790	1,863,354	76,182

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

(c)	Period from May 1, 2007, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,763)	$139,837	$(51,140)	$153,752	$(48,946)	$159,773	$(39,583)	$106,260
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	150,776	132,455	280,087	108,455	213,885	93,184	129,893	63,894
Unrealized gain (loss)	(120,134)	297,406	(122,913)	515,937	(26,859)	499,079	(115,604)	296,368

Net increase (decrease) in contract owners’ equity operations	(11,121)	569,698	106,034	778,144	138,080	752,036	(25,294)	466,522

Equity transactions:
Contract purchase payments (note 1)	592,020	124,959	794,308	81,972	556,766	582,315	551,861	528,751
Extra credit fund deposits (note 1)	1,478	827	2,166	623	320	234	400	334
Transfers to and from fixed dollar contract and other subaccounts	311,793	(161,820)	(331,927)	1,231	49,883	136,654	2,059,797	(59,633)
Withdrawals and surrenders	(395,328)	(282,637)	(272,468)	(374,489)	(434,328)	(370,232)	(268,170)	(122,392)
Surrender charges (note 2)	(794)	(1,295)	(840)	(742)	(3,460)	(792)	(2,294)	(337)
Annual contract charges (note 2)	(10,114)	(6,042)	(9,974)	(7,723)	(8,346)	(6,465)	(11,863)	(5,450)
Annuity and death benefit payments	(50,055)	(27,738)	(113,361)	(72,636)	(41,927)	(16,801)	(60,791)	(21,342)

Net equity transactions	449,000	(353,746)	67,904	(371,764)	118,908	324,913	2,268,940	319,931

Net change in contract owners’ equity	437,879	215,952	173,938	406,380	256,988	1,076,949	2,243,646	786,453
Contract owners’ equity:
Beginning of period	2,417,036	2,201,084	3,384,020	2,977,640	3,965,179	2,888,230	2,813,836	2,027,383

End of period	$2,854,915	$2,417,036	$3,557,958	$3,384,020	$4,222,167	$3,965,179	$5,057,482	$2,813,836

Change in units:
Beginning units	190,608	220,702	235,451	265,196	337,517	311,200	215,573	195,982

Units purchased	109,348	38,323	86,717	17,545	100,435	103,160	212,584	65,965
Units redeemed	(73,697)	(68,417)	(83,566)	(47,290)	(92,909)	(76,843)	(47,676)	(46,374)

Ending units	226,259	190,608	238,602	235,451	345,043	337,517	380,481	215,573

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,594)	$32,115	$(20,296)	$29,630	$(13,706)	$33,694	$(14,780)	$38,620
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	127,122	52,898	121,203	18,150	68,336	11,037	86,370	18,188
Unrealized gain (loss)	(80,312)	182,249	(74,942)	179,922	(14,966)	149,300	(20,003)	149,142

Net increase (decrease) in contract owners’ equity operations	29,216	267,262	25,965	227,702	39,664	194,031	51,587	205,950

Equity transactions:
Contract purchase payments (note 1)	88,990	22,820	416,598	61,433	160,514	16,168	315,745	121,501
Extra credit fund deposits (note 1)	1,070	315	1,484	555	3,139	643	979	1,284
Transfers to and from fixed dollar contract and other subaccounts	108,714	(5,055)	242,399	78,919	161,934	398,397	325,185	283,008
Withdrawals and surrenders	(50,844)	(63,783)	(29,284)	(20,049)	(41,372)	(57,179)	(49,211)	(57,884)
Surrender charges (note 2)	(331)	(952)	(295)	(35)	(1,511)	(543)	(429)	(293)
Annual contract charges (note 2)	(4,771)	(2,519)	(5,152)	(2,561)	(3,226)	(2,560)	(5,108)	(2,027)
Annuity and death benefit payments	(9,270)	(9,339)	(15,144)	(9,845)	(19,028)	(22,359)	(34,808)	(12,769)

Net equity transactions	133,558	(58,513)	610,606	108,417	260,450	332,567	552,353	332,820

Net change in contract owners’ equity	162,774	208,749	636,571	336,119	300,114	526,598	603,940	538,770
Contract owners’ equity:
Beginning of period	941,175	732,426	882,993	546,874	1,034,842	508,244	1,148,092	609,322

End of period	$1,103,949	$941,175	$1,519,564	$882,993	$1,334,956	$1,034,842	$1,752,032	$1,148,092

Change in units:
Beginning units	59,482	64,264	52,706	44,383	82,809	54,740	90,448	65,692

Units purchased	57,411	18,449	81,592	15,749	72,128	49,347	74,300	38,356
Units redeemed	(48,272)	(23,231)	(46,764)	(7,426)	(55,859)	(21,278)	(33,697)	(13,600)

Ending units	68,621	59,482	87,534	52,706	99,078	82,809	131,051	90,448

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund
	VIP Growth		VIP Equity-Income		VIP High Income
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,149)	$(23,356)	$6,308	$58,336	$13,884	$32,429
Reinvested capital gains	1,770	0	168,990	339,865	0	0
Realized gain (loss)	(4,582)	(132,308)	137,987	56,293	(125,657)	(99,642)
Unrealized gain (loss)	512,376	295,310	(261,338)	30,123	122,384	127,012

Net increase (decrease) in contract owners’ equity from operations	500,415	139,646	51,947	484,617	10,611	59,799

Equity transactions:
Contract purchase payments (note 1)	27,407	37,024	16,742	20,355	283	1,466
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(149,243)	(241,285)	(105,639)	(17,162)	(178,487)	(23,059)
Withdrawals and surrenders	(628,661)	(598,900)	(768,482)	(599,856)	(137,264)	(194,105)
Surrender charges (note 2)	(2,788)	(4,990)	(1,702)	(4,435)	(349)	(317)
Annual contract charges (note 2)	(2,573)	(3,069)	(1,867)	(2,467)	(303)	(411)
Annuity and death benefit payments	(6,460)	(7,957)	(14,478)	(15,079)	(4,165)	(16,999)

Net equity transactions	(762,318)	(819,177)	(875,426)	(618,644)	(320,285)	(233,425)

Net change in contract owners’ equity	(261,903)	(679,531)	(823,479)	(134,027)	(309,674)	(173,626)
Contract owners’ equity:
Beginning of period	2,449,223	3,128,754	2,830,217	2,964,244	524,209	697,835

End of period	$2,187,320	$2,449,223	$2,006,738	$2,830,217	$214,535	$524,209

Change in units:
Beginning units	144,498	194,709	135,318	168,166	43,142	63,067

Units purchased	4,378	2,790	11,573	6,933	23	129
Units redeemed	(45,908)	(53,001)	(51,156)	(39,781)	(25,763)	(20,054)

Ending units	102,968	144,498	95,735	135,318	17,402	43,142

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		International Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(72,252)	$(109,379)	$(55,711)	$44,886	$(42,604)	$34,242	$200,271	$158,055
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(719,862)	(1,448,539)	1,263,324	824,510	94,141	(521,108)	789,762	454,346
Unrealized gain (loss)	2,318,828	2,812,642	816,307	1,593,350	603,300	1,720,992	586,950	1,266,498

Net increase (decrease) in contract owners’ equity from operations	1,526,714	1,254,724	2,023,920	2,462,746	654,837	1,234,126	1,576,983	1,878,899

Equity transactions:
Contract purchase payments (note 1)	48,377	239,809	44,442	49,614	75,620	99,954	78,967	138,435
Extra credit fund deposits (note 1)	271	377	134	51	193	213	64	157
Transfers to and from fixed dollar contract and other subaccounts	(876,818)	(950,706)	111,702	1,069,158	(778,996)	(860,964)	(764,186)	(1,452,147)
Withdrawals and surrenders	(2,421,805)	(2,337,776)	(1,234,208)	(1,272,954)	(1,276,417)	(1,728,458)	(3,806,150)	(5,586,998)
Surrender charges (note 2)	(6,321)	(7,804)	(2,096)	(4,909)	(2,893)	(8,918)	(7,851)	(19,609)
Annual contract charges (note 2)	(21,063)	(23,973)	(12,643)	(10,052)	(11,068)	(13,301)	(18,325)	(23,032)
Annuity and death benefit payments	(281,339)	(277,867)	(214,500)	(116,546)	(164,530)	(166,118)	(502,538)	(582,789)

Net equity transactions	(3,558,698)	(3,357,940)	(1,307,169)	(285,638)	(2,158,091)	(2,677,592)	(5,020,019)	(7,525,983)

Net change in contract owners’ equity	(2,031,984)	(2,103,216)	716,751	2,177,108	(1,503,254)	(1,443,466)	(3,443,036)	(5,647,084)
Contract owners’ equity:
Beginning of period	12,543,219	14,646,435	7,779,978	5,602,870	8,006,768	9,450,234	19,251,370	24,898,454

End of period	$10,511,235	$12,543,219	$8,496,729	$7,779,978	$6,503,514	$8,006,768	$15,808,334	$19,251,370

Change in units:
Beginning units	1,174,342	1,504,701	319,247	334,176	688,367	949,145	1,199,353	1,682,516

Units purchased	32,114	64,232	49,046	94,351	31,427	31,301	46,177	43,095
Units redeemed	(335,544)	(394,591)	(92,989)	(109,280)	(199,535)	(292,079)	(337,560)	(526,258)

Ending units	870,912	1,174,342	275,304	319,247	520,259	688,367	907,970	1,199,353

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
					Fundamental	Capital and
	All Cap		Total Return		Value	Income	Investors
	Subaccount		Subaccount		Subaccount	Subaccount	Subaccount
	2007	2006	2007	2006	2007	2007	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(21,618)	$16,869	$26,937	$47,114	$59,829	$29,085	$418	$23,625
Reinvested capital gains	918,513	578,523	44,801	123,462	878,778	1,078,554	214,653	155,418
Realized gain (loss)	3,421,861	479,445	1,034,690	183,290	(75,543)	8,340	299,083	172,799
Unrealized gain (loss)	(3,443,829)	1,298,738	(903,689)	389,883	(1,792,494)	(1,098,145)	(353,733)	630,795

Net increase (decrease) in contract owners’ equity from operations	874,927	2,373,575	202,739	743,749	(929,430)	17,834	160,421	982,637

Equity transactions:
Contract purchase payments (note 1)	456,836	912,220	66,289	220,551	1,783,760	309,474	1,003,047	434,148
Extra credit fund deposits (note 1)	1,146	5,138	854	3,253	1,839	1,577	8,916	1,147
Transfers to and from fixed dollar contract and other subaccounts	(17,592,230)	724,822	(6,795,981)	(130,977)	18,620,083	6,979,275	662,435	139,121
Withdrawals and surrenders	(320,915)	(1,313,565)	(362,568)	(752,527)	(834,668)	(401,828)	(598,121)	(407,095)
Surrender charges (note 2)	(2,090)	(9,189)	(1,424)	(3,012)	(5,485)	(2,075)	(3,517)	(8,437)
Annual contract charges (note 2)	(19,661)	(46,738)	(5,486)	(10,659)	(43,902)	(8,084)	(16,506)	(10,505)
Annuity and death benefit payments	(66,670)	(253,961)	(55,075)	(128,183)	(387,097)	(136,921)	(101,523)	(85,825)

Net equity transactions	(17,543,584)	18,727	(7,153,391)	(801,554)	19,134,530	6,741,418	954,731	62,554

Net change in contract owners’ equity	(16,668,657)	2,392,302	(6,950,652)	(57,805)	18,205,100	6,759,252	1,115,152	1,045,191
Contract owners’ equity:
Beginning of period	16,668,657	14,276,355	6,950,652	7,008,457	0	0	7,011,108	5,965,917

End of period	$0	$16,668,657	$0	$6,950,652	$18,205,100	$6,759,252	$8,126,260	$7,011,108

Change in units:
Beginning units	852,823	844,370	524,920	587,330	0	0	440,848	437,667

Units purchased	124,052	196,286	37,716	76,221	1,106,385	576,486	150,994	68,203
Units redeemed	(976,875)	(187,833)	(562,636)	(138,631)	(173,034)	(81,663)	(93,754)	(65,022)

Ending units	0	852,823	0	524,920	933,351	494,823	498,088	440,848

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(99,446)	$(216,957)	$(15,576)	$(20,706)	$(176,337)	$(225,930)
Reinvested capital gains	1,704,189	1,811,496	181,501	243,090	0	0
Realized gain (loss)	885,088	407,571	112,832	93,851	2,326,691	981,250
Unrealized gain (loss)	(1,614,601)	(328,232)	(286,128)	(111,325)	449,557	1,310,492

Net increase (decrease) in contract owners’ equity from operations	875,230	1,673,878	(7,371)	204,910	2,599,911	2,065,812

Equity transactions:
Contract purchase payments (note 1)	21,699	128,613	356	3,250	16,988	90,426
Extra credit fund deposits (note 1)	81	1,025	0	0	(12)	122
Transfers to and from fixed dollar contract and other subaccounts	(3,746,936)	(961,149)	(236,856)	(129,711)	(3,773,845)	(1,614,431)
Withdrawals and surrenders	(2,287,562)	(2,164,096)	(243,232)	(198,665)	(3,005,359)	(3,088,086)
Surrender charges (note 2)	(15,464)	(18,798)	(845)	(1,717)	(16,143)	(15,781)
Annual contract charges (note 2)	(19,783)	(24,344)	(1,619)	(2,035)	(18,102)	(25,372)
Annuity and death benefit payments	(165,575)	(225,801)	(25,753)	(11,730)	(222,066)	(299,286)

Net equity transactions	(6,213,540)	(3,264,550)	(507,949)	(340,608)	(7,018,539)	(4,952,408)

Net change in contract owners’ equity	(5,338,310)	(1,590,672)	(515,320)	(135,698)	(4,418,628)	(2,886,596)
Contract owners’ equity:
Beginning of period	16,065,607	17,656,279	1,448,796	1,584,494	15,619,508	18,506,104

End of period	$10,727,297	$16,065,607	$933,476	$1,448,796	$11,200,880	$15,619,508

Change in units:
Beginning units	950,101	1,155,940	92,373	115,141	1,131,665	1,502,849

Units purchased	6,038	39,386	23	3,055	6,513	17,001
Units redeemed	(354,120)	(245,225)	(30,874)	(25,823)	(479,888)	(388,185)

Ending units	602,019	950,101	61,522	92,373	658,290	1,131,665

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen Universal Institutional Funds — Class I
	Core Plus Fixed						Emerging Markets
	Income		U.S. Real Estate		Value		Debt
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$61,982	$77,914	$(32,108)	$(28,556)	$1,539	$2,993	$6,587	$13,499
Reinvested capital gains	0	15,691	1,512,636	1,060,361	28,781	78,320	3,465	3,500
Realized gain (loss)	36,979	28,681	1,676,879	690,593	100,625	28,776	11,693	13,660
Unrealized gain (loss)	25,450	(61,283)	(6,260,338)	3,311,999	(126,314)	(894)	(16,160)	(15,255)

Net increase (decrease) in contract owners’ equity from operations	124,411	61,003	(3,102,931)	5,034,397	4,631	109,195	5,585	15,404

Equity transactions:
Contract purchase payments (note 1)	4,172	160	168,890	197,863	0	0	0	0
Extra credit fund deposits (note 1)	55	0	1,506	1,927	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	937,661	(122,954)	(2,386,382)	2,617,899	(277,360)	(12,585)	(19,697)	3,239
Withdrawals and surrenders	(358,291)	(473,812)	(2,181,967)	(1,306,831)	(191,983)	(95,306)	(69,204)	(88,655)
Surrender charges (note 2)	(2,269)	(679)	(15,131)	(10,542)	(1,090)	(994)	(114)	(1)
Annual contract charges (note 2)	(2,460)	(2,533)	(17,503)	(16,256)	(382)	(507)	(89)	(110)
Annuity and death benefit payments	(90,619)	(74,760)	(293,960)	(237,601)	(65,861)	(51,876)	0	(516)

Net equity transactions	488,249	(674,578)	(4,724,547)	1,246,459	(536,676)	(161,268)	(89,104)	(86,043)

Net change in contract owners’ equity	612,660	(613,575)	(7,827,478)	6,280,856	(532,045)	(52,073)	(83,519)	(70,639)
Contract owners’ equity:
Beginning of period	2,839,097	3,452,672	19,794,122	13,513,266	755,564	807,637	143,708	214,347

End of period	$3,451,757	$2,839,097	$11,966,644	$19,794,122	$223,519	$755,564	$60,189	$143,708

Change in units:
Beginning units	199,912	248,531	564,169	525,398	50,693	62,411	7,879	12,771

Units purchased	117,784	16,794	130,917	166,176	9	31	61	422
Units redeemed	(84,058)	(65,413)	(277,234)	(127,405)	(35,103)	(11,749)	(4,799)	(5,314)

Ending units	233,638	199,912	417,852	564,169	15,599	50,693	3,141	7,879

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Goldman Sachs Variable Insurance Trust
	Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,453,072	$917,755	$(210,632)	$(50,013)	$(177,809)	$(170,120)
Reinvested capital gains	27,455,243	5,120,394	4,282,650	0	0	0
Realized gain (loss)	1,042,513	470,825	2,506,601	383,941	684,785	119,095
Unrealized gain (loss)	(35,040,629)	12,017,821	(7,965,313)	5,978,970	802,567	1,063,622

Net increase (decrease) in contract owners’ equity from operations	(4,089,801)	18,526,795	(1,386,694)	6,312,898	1,309,543	1,012,597

Equity transactions:
Contract purchase payments (note 1)	75,054,184	29,922,408	2,268,229	8,656,415	924,839	696,394
Extra credit fund deposits (note 1)	332,934	163,185	12,221	48,062	8,659	2,394
Transfers to and from fixed dollar contract and other subaccounts	94,779,525	34,606,169	(5,423,946)	10,960,857	(594,768)	322,002
Withdrawals and surrenders	(6,797,802)	(3,225,292)	(3,202,639)	(2,018,923)	(1,044,433)	(702,304)
Surrender charges (note 2)	(113,136)	(45,535)	(37,642)	(37,311)	(8,867)	(11,236)
Annual contract charges (note 2)	(1,008,158)	(351,771)	(354,040)	(217,086)	(58,425)	(50,631)
Annuity and death benefit payments	(3,900,671)	(1,442,513)	(1,240,034)	(1,050,753)	(226,604)	(230,026)

Net equity transactions	158,346,876	59,626,651	(7,977,851)	16,341,261	(999,599)	26,593

Net change in contract owners’ equity	154,257,075	78,153,446	(9,364,545)	22,654,159	309,944	1,039,190
Contract owners’ equity:
Beginning of period	142,350,366	64,196,920	65,346,758	42,692,599	15,188,020	14,148,830

End of period	$296,607,441	$142,350,366	$55,982,213	$65,346,758	$15,497,964	$15,188,020

Change in units:
Beginning units	11,720,274	6,394,626	5,146,605	3,751,174	1,325,319	1,321,846

Units purchased	15,132,577	6,478,003	743,068	2,125,855	298,258	184,020
Units redeemed	(2,461,870)	(1,152,355)	(1,343,585)	(730,424)	(379,090)	(180,547)

Ending units	24,390,981	11,720,274	4,546,088	5,146,605	1,244,487	1,325,319

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Lazard Retirement Series, Inc.
	Emerging Markets		Small Cap		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount(b)		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$194,144	$(439,328)	$(493,652)	$(469,754)	$1,266	$(1,489)	$1,617,440	$(7,044)
Reinvested capital gains	22,074,080	3,497,520	13,892,998	2,853,563	245,723	0	13,094,718	214,176
Realized gain (loss)	5,476,177	2,314,525	301,580	1,454,955	18,627	1,333	(415,447)	27,416
Unrealized gain (loss)	2,240,861	8,404,034	(16,693,359)	1,298,874	(314,295)	50,183	(9,691,950)	724,450

Net increase (decrease) in contract owners’ equity from operations	29,985,262	13,776,751	(2,992,433)	5,137,638	(48,679)	50,027	4,604,761	958,998

Equity transactions:
Contract purchase payments (note 1)	39,207,507	13,038,766	2,027,541	2,864,395	502,094	67,384	34,381,561	2,504,861
Extra credit fund deposits (note 1)	152,460	48,046	6,406	6,015	2,567	71	125,687	8,798
Transfers to and from fixed dollar contract and other subaccounts	32,891,975	10,150,244	(1,090,556)	(2,220,536)	404,819	257,977	70,753,274	6,057,693
Withdrawals and surrenders	(4,364,710)	(4,940,038)	(3,000,790)	(2,429,509)	(34,803)	(301)	(1,126,821)	(428,055)
Surrender charges (note 2)	(70,523)	(82,546)	(27,412)	(36,314)	(1,730)	0	(18,118)	(14,045)
Annual contract charges (note 2)	(364,845)	(136,432)	(115,852)	(89,131)	(3,165)	(929)	(183,472)	(12,829)
Annuity and death benefit payments	(1,340,086)	(552,282)	(457,074)	(474,018)	(12,887)	(3,455)	(1,011,487)	(88,697)

Net equity transactions	66,111,778	17,525,758	(2,657,737)	(2,379,098)	856,895	320,747	102,920,624	8,027,726

Net change in contract owners’ equity	96,097,040	31,302,509	(5,650,170)	2,758,540	808,216	370,774	107,525,385	8,986,724
Contract owners’ equity:
Beginning of period	72,409,886	41,107,377	38,458,226	35,699,686	481,250	110,476	10,318,407	1,331,683

End of period	$168,506,926	$72,409,886	$32,808,056	$38,458,226	$1,289,466	$481,250	$117,843,792	$10,318,407

Change in units:
Beginning units	2,790,680	2,027,488	2,001,144	2,123,760	39,223	10,434	747,497	116,773

Units purchased	3,372,206	1,911,479	470,385	473,533	95,915	30,283	7,722,415	739,231
Units redeemed	(1,212,070)	(1,148,287)	(604,303)	(596,149)	(27,601)	(1,494)	(676,582)	(108,507)

Ending units	4,950,816	2,790,680	1,867,226	2,001,144	107,537	39,223	7,793,330	747,497

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

					UBS Series Trust		Old Mutual Insurance
	The Prudential Series Fund, Inc.				Class I		Series Fund
							Technology &
	Jennison 20/20 Focus		Jennison		U.S. Allocation		Communications
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(746,537)	$(376,739)	$(135,979)	$(103,945)	$62,954	$91,056	$(25,611)	$(32,618)
Reinvested capital gains	9,806,907	1,530,345	0	0	0	0	0	0
Realized gain (loss)	1,439,501	291,373	198,556	37,955	358,265	113,067	(488,166)	(435,309)
Unrealized gain (loss)	(6,335,043)	2,075,345	933,503	91,753	(328,599)	521,846	1,020,219	539,716

Net increase (decrease) in contract owners’ equity from operations	4,164,828	3,520,324	996,080	25,763	92,620	725,969	506,442	71,789

Equity transactions:
Contract purchase payments (note 1)	27,599,615	7,540,924	1,497,349	981,142	360	16,927	5,606	38,187
Extra credit fund deposits (note 1)	73,768	29,348	1,963	2,997	0	479	18	194
Transfers to and from fixed dollar contract and other subaccounts	44,001,553	10,730,867	279,215	1,511,011	(1,411,505)	(486,349)	(612,612)	(220,734)
Withdrawals and surrenders	(3,155,561)	(1,247,090)	(571,645)	(613,003)	(1,005,580)	(652,246)	(476,150)	(324,035)
Surrender charges (note 2)	(43,162)	(16,175)	(5,224)	(4,554)	(7,715)	(8,801)	(4,022)	(3,917)
Annual contract charges (note 2)	(254,417)	(73,668)	(39,536)	(20,619)	(17,656)	(20,030)	(4,071)	(4,721)
Annuity and death benefit payments	(759,690)	(285,692)	(146,379)	(148,356)	(102,732)	(132,979)	(40,645)	(31,217)

Net equity transactions	67,462,106	16,678,514	1,015,743	1,708,618	(2,544,828)	(1,282,999)	(1,131,876)	(546,243)

Net change in contract owners’ equity	71,626,934	20,198,838	2,011,823	1,734,381	(2,452,208)	(557,030)	(625,434)	(474,454)
Contract owners’ equity:
Beginning of period	38,371,376	18,172,538	9,474,441	7,740,060	7,712,031	8,269,061	2,299,991	2,774,445

End of period	$109,998,310	$38,371,376	$11,486,264	$9,474,441	$5,259,823	$7,712,031	$1,674,557	$2,299,991

Change in units:
Beginning units	2,718,252	1,445,589	1,299,121	1,061,682	735,452	862,457	1,195,252	1,490,626

Units purchased	5,637,026	1,813,916	363,631	430,493	1,773	11,435	14,228	73,019
Units redeemed	(1,174,588)	(541,253)	(229,548)	(193,054)	(238,317)	(138,440)	(547,802)	(368,393)

Ending units	7,180,690	2,718,252	1,433,204	1,299,121	498,908	735,452	661,678	1,195,252

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,638,463)	$(1,685,091)	$(956,192)	$(306,202)	$(274,432)	$(272,618)	$764,665	$928,033
Reinvested capital gains	16,406,561	15,154,666	70,835,376	13,116,011	21,845	0	12,732,909	6,414,967
Realized gain (loss)	5,408,821	1,698,076	3,580,973	165,876	853,139	(93,070)	736,765	179,157
Unrealized gain (loss)	3,888,390	(627,601)	(40,256,673)	(35,084)	5,460,840	1,552,822	(16,902,088)	(87,342)

Net increase (decrease) in contract owners’ equity from operations	24,065,309	14,540,050	33,203,484	12,940,601	6,061,392	1,187,134	(2,667,749)	7,434,815

Equity transactions:
Contract purchase payments (note 1)	32,005,425	22,683,896	53,601,493	25,639,008	5,018,775	1,072,188	40,897,178	20,598,006
Extra credit fund deposits (note 1)	122,243	132,398	182,781	122,397	29,155	10,754	228,671	112,301
Transfers to and from fixed dollar contract and other subaccounts	11,660,094	20,335,959	56,011,923	47,824,703	4,443,621	717,765	46,631,169	23,587,443
Withdrawals and surrenders	(11,896,563)	(7,130,810)	(11,290,199)	(6,723,775)	(2,407,389)	(1,722,155)	(4,094,246)	(1,502,668)
Surrender charges (note 2)	(152,666)	(102,527)	(137,459)	(76,003)	(20,749)	(27,494)	(78,422)	(16,989)
Annual contract charges (note 2)	(772,500)	(405,692)	(829,047)	(314,985)	(58,874)	(37,437)	(507,101)	(101,281)
Annuity and death benefit payments	(3,208,598)	(2,208,258)	(3,009,179)	(2,034,927)	(665,241)	(540,469)	(2,646,139)	(516,807)

Net equity transactions	27,757,435	33,304,966	94,530,313	64,436,418	6,339,298	(526,848)	80,431,110	42,160,005

Net change in contract owners’ equity	51,822,744	47,845,016	127,733,797	77,377,019	12,400,690	660,286	77,763,361	49,594,820
Contract owners’ equity:
Beginning of period	167,475,894	119,630,878	171,690,165	94,313,146	23,843,580	23,183,294	76,946,515	27,351,695

End of period	$219,298,638	$167,475,894	$299,423,962	$171,690,165	$36,244,270	$23,843,580	$154,709,876	$76,946,515

Change in units:
Beginning units	8,191,215	6,486,031	13,241,862	7,997,541	3,472,525	3,549,776	5,258,758	2,213,011

Units purchased	3,583,751	3,400,462	9,943,785	7,011,745	1,785,325	572,464	8,056,270	3,847,854
Units redeemed	(2,346,223)	(1,695,278)	(3,239,713)	(1,767,424)	(1,033,147)	(649,715)	(2,736,758)	(802,107)

Ending units	9,428,743	8,191,215	19,945,934	13,241,862	4,224,703	3,472,525	10,578,270	5,258,758

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(159,579)	$(206,429)	$(136,256)	$47,497	$585,659	$349,150	$(1,737,203)	$393,070
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(160,547)	(680,469)	1,484,805	799,699	1,997,410	927,364	12,770,030	479,450
Unrealized gain (loss)	2,861,972	2,666,149	(150,593)	1,471,306	2,704,869	3,874,185	39,992,263	20,364,281

Net increase (decrease) in contract owners’ equity from operations	2,541,846	1,779,251	1,197,956	2,318,502	5,287,938	5,150,699	51,025,090	21,236,801

Equity transactions:
Contract purchase payments (note 1)	1,966,619	788,178	2,427,003	640,488	4,047,695	2,892,514	77,182,932	32,773,399
Extra credit fund deposits (note 1)	25,654	10,264	9,902	1,700	24,558	24,525	360,543	176,868
Transfers to and from fixed dollar contract and other subaccounts	(241,723)	371,745	421,486	(843,809)	2,592,956	(522,274)	56,938,602	32,272,686
Withdrawals and surrenders	(2,689,582)	(2,062,237)	(1,903,343)	(1,712,373)	(6,587,100)	(6,032,346)	(6,059,081)	(2,539,304)
Surrender charges (note 2)	(16,934)	(32,118)	(15,223)	(27,267)	(45,250)	(86,614)	(92,628)	(25,286)
Annual contract charges (note 2)	(44,683)	(36,880)	(40,540)	(26,825)	(113,470)	(90,947)	(777,438)	(118,821)
Annuity and death benefit payments	(542,307)	(358,431)	(436,172)	(301,758)	(1,353,971)	(1,323,018)	(3,313,989)	(667,468)

Net equity transactions	(1,542,956)	(1,319,479)	463,113	(2,269,844)	(1,434,582)	(5,138,160)	124,238,941	61,872,074

Net change in contract owners’ equity	998,890	459,772	1,661,069	48,658	3,853,356	12,539	175,264,031	83,108,875
Contract owners’ equity:
Beginning of period	20,046,086	19,586,314	15,956,962	15,908,304	61,364,190	61,351,651	110,955,277	27,846,402

End of period	$21,044,976	$20,046,086	$17,618,031	$15,956,962	$65,217,546	$61,364,190	$286,219,308	$110,955,277

Change in units:
Beginning units	3,087,240	3,306,871	2,339,206	2,713,607	5,266,714	5,736,714	8,553,817	3,084,866

Units purchased	839,707	468,925	890,602	295,469	1,046,527	622,381	14,500,803	6,597,986
Units redeemed	(1,072,438)	(688,556)	(837,701)	(669,870)	(1,172,760)	(1,092,381)	(5,509,042)	(1,129,035)

Ending units	2,854,509	3,087,240	2,392,107	2,339,206	5,140,481	5,266,714	17,545,578	8,553,817

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(293,626)	$(280,952)	$(766,826)	$(901,588)
Reinvested capital gains	1,049,815	588,044	7,345,810	2,733,540
Realized gain (loss)	694,491	510,286	2,542,766	547,651
Unrealized gain (loss)	(2,908,588)	1,966,914	(8,408,196)	15,174,784

Net increase (decrease) in contract owners’ equity from operations	(1,457,908)	2,784,292	713,554	17,554,387

Equity transactions:
Contract purchase payments (note 1)	1,550,792	2,281,551	29,763,464	21,298,081
Extra credit fund deposits (note 1)	8,497	14,088	74,732	100,701
Transfers to and from fixed dollar contract and other subaccounts	(928,976)	449,062	8,777,901	22,134,470
Withdrawals and surrenders	(1,824,710)	(1,663,603)	(6,119,494)	(4,546,450)
Surrender charges (note 2)	(19,769)	(19,109)	(95,174)	(118,362)
Annual contract charges (note 2)	(90,813)	(72,037)	(850,663)	(488,101)
Annuity and death benefit payments	(396,907)	(334,984)	(2,668,310)	(1,793,533)

Net equity transactions	(1,701,886)	654,968	28,882,456	36,586,806

Net change in contract owners’ equity	(3,159,794)	3,439,260	29,596,010	54,141,193
Contract owners’ equity:
Beginning of period	23,207,403	19,768,143	146,615,190	92,473,997

End of period	$20,047,609	$23,207,403	$176,211,200	$146,615,190

Change in units:
Beginning units	1,624,175	1,569,988	7,073,341	5,145,910

Units purchased	345,917	456,305	3,177,735	2,911,917
Units redeemed	(461,624)	(402,118)	(1,839,112)	(984,486)

Ending units	1,508,468	1,624,175	8,411,964	7,073,341

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	AllianceBernstein Variable Product Series Fund, Inc. — Class B
	Global Bond		Growth & Income		Small Cap Growth
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,500	$392	$(2,067)	$(2,935)	$(1,783)	$(2,639)
Reinvested capital gains	0	3,195	50,939	75,552	0	0
Realized gain (loss)	(611)	(1,321)	123,343	71,008	20,864	24,940
Unrealized gain (loss)	18,451	9,358	(122,961)	57,966	(2,755)	(7,564)

Net increase (decrease) in contract owners’ equity from operations	22,340	11,624	49,254	201,591	16,326	14,737

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(60,029)	(13,097)	(418,392)	16,371	242	(2,762)
Withdrawals and surrenders	(27,378)	(15,346)	(183,394)	(229,352)	(52,350)	(80,143)
Surrender charges (note 2)	(267)	(164)	(658)	(544)	(17)	(164)
Annual contract charges (note 2)	(18)	(106)	(955)	(1,810)	(199)	(239)
Annuity and death benefit payments	(2,241)	(7,638)	(5,096)	(67,264)	0	(746)

Net equity transactions	(89,933)	(36,351)	(608,495)	(282,599)	(52,324)	(84,054)

Net change in contract owners’ equity	(67,593)	(24,727)	(559,241)	(81,008)	(35,998)	(69,317)
Contract owners’ equity:
Beginning of period	336,653	361,380	1,351,521	1,432,529	155,655	224,972

End of period	$269,060	$336,653	$792,280	$1,351,521	$119,657	$155,655

Change in units:
Beginning units	27,705	30,679	106,351	130,053	10,774	16,983

Units purchased	123	705	129	15,951	86	69
Units redeemed	(7,541)	(3,679)	(46,218)	(39,653)	(3,444)	(6,278)

Ending units	20,287	27,705	60,262	106,351	7,416	10,774

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(45,044)	$(35,981)	$(61,646)	$(57,813)	$(324,944)	$(81,360)	$770,546	$612,268
Reinvested capital gains	215,621	50,931	0	0	816,209	165,219	1,876,499	2,276,663
Realized gain (loss)	196,495	90,147	202,729	139,523	276,256	105,098	1,107,881	921,651
Unrealized gain (loss)	(391,140)	201,704	314,079	181,610	532,359	128,336	(1,900,117)	3,137,400

Net increase (decrease) in contract owners’ equity operations	(24,068)	306,801	455,162	263,320	1,299,880	317,293	1,854,809	6,947,982

Equity transactions:
Contract purchase payments (note 1)	1,043,816	294,283	632,955	327,016	8,436,068	4,461,656	7,001,060	2,930,556
Extra credit fund deposits (note 1)	2,536	413	9,242	5,483	50,888	22,433	27,810	9,026
Transfers to and from fixed dollar contract and other subaccounts	668,024	(95,822)	141,550	(70,671)	6,918,796	3,455,610	4,737,608	(1,169,147)
Withdrawals and surrenders	(415,420)	(164,138)	(385,024)	(196,506)	(848,592)	(220,083)	(6,122,567)	(6,587,398)
Surrender charges (note 2)	(2,658)	(3,302)	(1,868)	(2,578)	(18,602)	(4,655)	(78,455)	(110,620)
Annual contract charges (note 2)	(12,499)	(7,262)	(16,943)	(10,098)	(96,719)	(11,209)	(209,607)	(155,025)
Annuity and death benefit payments	(60,484)	(41,922)	(88,924)	(51,149)	(438,429)	(51,524)	(1,987,448)	(1,428,354)

Net equity transactions	1,223,315	(17,750)	290,988	1,497	14,003,410	7,652,228	3,368,401	(6,510,962)

Net change in contract owners’ equity	1,199,247	289,051	746,150	264,817	15,303,290	7,969,521	5,223,210	437,020
Contract owners’ equity:
Beginning of period	3,031,563	2,742,512	4,826,384	4,561,567	12,752,239	4,782,718	73,635,660	73,198,640

End of period	$4,230,810	$3,031,563	$5,572,534	$4,826,384	$28,055,529	$12,752,239	$78,858,870	$73,635,660

Change in units:
Beginning units	242,559	244,662	445,801	446,174	1,318,511	499,044	5,475,089	5,995,994

Units purchased	196,983	62,942	126,452	122,449	2,185,839	953,184	1,403,969	1,082,559
Units redeemed	(101,271)	(65,045)	(102,799)	(122,822)	(819,687)	(133,717)	(1,158,339)	(1,603,464)

Ending units	338,271	242,559	469,454	445,801	2,684,663	1,318,511	5,720,719	5,475,089

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	PIMCO Variable Insurance Trust — Administrative Shares
	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,755,608	$5,221,913	$9,236,701	$2,378,798	$478,749	$299,065
Reinvested capital gains	503,650	5,021,815	0	690,133	64,320	0
Realized gain (loss)	(1,138,424)	(109,427)	884,004	(55,511)	25,568	(62,689)
Unrealized gain (loss)	12,053,266	(10,664,091)	12,963,581	(1,089,519)	1,514,206	229,996

Net increase (decrease) in contract owners’ equity from operations	18,174,100	(529,790)	23,084,286	1,923,901	2,082,843	466,372

Equity transactions:
Contract purchase payments (note 1)	14,777,725	22,869,649	93,203,735	33,246,917	3,957,416	2,723,219
Extra credit fund deposits (note 1)	69,604	149,675	483,921	184,689	26,441	18,785
Transfers to and from fixed dollar contract and other subaccounts	4,524,431	37,252,235	137,589,616	53,244,517	8,143,646	4,389,437
Withdrawals and surrenders	(10,148,523)	(7,172,271)	(9,202,459)	(4,448,268)	(919,227)	(554,828)
Surrender charges (note 2)	(142,472)	(127,458)	(146,073)	(63,177)	(10,255)	(9,839)
Annual contract charges (note 2)	(1,022,779)	(664,711)	(1,125,180)	(205,342)	(85,635)	(41,471)
Annuity and death benefit payments	(4,023,145)	(3,759,642)	(5,206,023)	(1,224,745)	(422,057)	(292,726)

Net equity transactions	4,034,841	48,547,477	215,597,537	80,734,591	10,690,329	6,232,577

Net change in contract owners’ equity	22,208,941	48,017,687	238,681,823	82,658,492	12,773,172	6,698,949
Contract owners’ equity:
Beginning of period	189,988,595	141,970,908	138,363,549	55,705,057	18,875,942	12,176,993

End of period	$212,197,536	$189,988,595	$377,045,372	$138,363,549	$31,649,114	$18,875,942

Change in units:
Beginning units	15,376,836	11,423,056	11,943,468	4,929,407	1,503,795	1,002,311

Units purchased	5,242,817	6,658,337	24,390,670	8,355,209	1,340,801	770,810
Units redeemed	(4,904,968)	(2,704,557)	(6,050,813)	(1,341,148)	(516,063)	(269,326)

Ending units	15,714,685	15,376,836	30,283,325	11,943,468	2,328,533	1,503,795

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,538)	$(5,016)	$(6,552)	$(5,111)	$(1,426,111)	$(966,163)	$290,897	$(500,001)
Reinvested capital gains	18,042	0	0	0	5,932,210	4,123,767	7,800,293	3,197,549
Realized gain (loss)	32,609	17,920	411,038	122,584	1,162,565	582,361	1,199,327	194,829
Unrealized gain (loss)	(13,668)	22,501	81,376	975,659	(11,637,089)	6,671,142	(8,250,728)	5,047,443

Net increase (decrease) in contract owners’ equity operations	32,445	35,405	485,862	1,093,132	(5,968,425)	10,411,107	1,039,789	7,939,820

Equity transactions:
Contract purchase payments (note 1)	14,635	14,609	1,818,307	881,778	25,455,236	11,310,301	22,384,424	13,779,651
Extra credit fund deposits (note 1)	0	0	2,184	2,195	87,254	66,167	73,978	43,084
Transfers to and from fixed dollar contract and other subaccounts	(19,044)	(13,389)	573,421	855,845	26,261,753	13,298,211	11,077,829	12,759,628
Withdrawals and surrenders	(77,484)	(59,192)	(976,168)	(420,420)	(4,974,119)	(3,906,857)	(2,746,493)	(2,096,545)
Surrender charges (note 2)	(227)	(1,182)	(12,302)	(4,172)	(72,752)	(75,983)	(38,602)	(36,253)
Annual contract charges (note 2)	(690)	(766)	(41,928)	(26,611)	(429,552)	(237,281)	(338,169)	(157,451)
Annuity and death benefit payments	(1,833)	(493)	(170,395)	(304,175)	(1,727,887)	(999,465)	(1,203,199)	(497,741)

Net equity transactions	(84,643)	(60,413)	1,193,119	984,440	44,599,933	19,455,093	29,209,768	23,794,373

Net change in contract owners’ equity	(52,198)	(25,008)	1,678,981	2,077,572	38,631,508	29,866,200	30,249,557	31,734,193
Contract owners’ equity:
Beginning of period	419,295	444,303	8,987,975	6,910,403	93,690,040	63,823,840	63,015,255	31,281,062

End of period	$367,097	$419,295	$10,666,956	$8,987,975	$132,321,548	$93,690,040	$93,264,812	$63,015,255

Change in units:
Beginning units	51,046	58,790	630,474	555,624	4,444,365	3,452,972	2,899,163	1,720,147

Units purchased	2,389	1,894	270,600	191,022	3,143,304	1,860,334	2,090,897	1,620,704
Units redeemed	(12,199)	(9,638)	(190,929)	(116,172)	(1,083,710)	(868,941)	(807,941)	(441,688)

Ending units	41,236	51,046	710,145	630,474	6,503,959	4,444,365	4,182,119	2,899,163

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen Universal Institutional Funds — Class II
					International
	Core Plus Fixed Income		U.S. Real Estate		Growth Equity		Equity Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006(d)	2007	2006(d)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$94,390	$100,395	$(341,510)	$(206,853)	$(143,558)	$(888)	$(11,888)	$(752)
Reinvested capital gains	0	20,672	11,034,402	4,047,672	1,023,900	0	0	0
Realized gain (loss)	74,933	(12,244)	(356,975)	1,051,919	161,446	1,323	30,044	99
Unrealized gain (loss)	926,551	(21,138)	(37,008,481)	14,431,833	50,358	43,287	133,993	10,572

Net increase (decrease) in contract owners’ equity operations	1,095,874	87,685	(26,672,564)	19,324,571	1,092,146	43,722	152,149	9,919

Equity transactions:
Contract purchase payments (note 1)	15,984,056	415,384	30,779,161	18,946,486	19,182,155	206,948	853,664	95,801
Extra credit fund deposits (note 1)	62,734	734	162,232	133,710	61,671	1,909	12,181	0
Transfers to and from fixed dollar contract and other subaccounts	32,674,455	312,358	34,900,903	15,551,408	29,996,445	310,723	1,049,679	164,010
Withdrawals and surrenders	(497,637)	(102,494)	(3,119,580)	(1,739,862)	(190,202)	0	(43,614)	0
Surrender charges (note 2)	(11,224)	(2,606)	(73,661)	(48,375)	(4,707)	0	(48)	0
Annual contract charges (note 2)	(72,701)	(11,891)	(537,292)	(234,245)	(50,910)	(236)	(3,321)	0
Annuity and death benefit payments	(307,594)	(128,947)	(1,875,466)	(749,884)	(221,758)	(1,482)	(18,570)	(299)

Net equity transactions	47,832,089	482,538	60,236,297	31,859,238	48,772,694	517,862	1,849,971	259,512

Net change in contract owners’ equity	48,927,963	570,223	33,563,733	51,183,809	49,864,840	561,584	2,002,120	269,431
Contract owners’ equity:
Beginning of period	4,274,217	3,703,994	92,281,238	41,097,429	561,584	0	269,431	0

End of period	$53,202,180	$4,274,217	$125,844,971	$92,281,238	$50,426,424	$561,584	$2,271,551	$269,431

Change in units:
Beginning units	344,806	305,534	3,430,851	2,076,598	52,130	0	26,305	0

Units purchased	4,097,698	129,417	3,815,404	1,918,740	4,305,127	57,617	178,031	28,572
Units redeemed	(317,167)	(90,145)	(1,516,432)	(564,487)	(207,068)	(5,487)	(19,616)	(2,267)

Ending units	4,125,337	344,806	5,729,823	3,430,851	4,150,189	52,130	184,720	26,305

(d)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,286,349	$764,957	$(456,494)	$(48,208)	$378,500	$(46,170)
Reinvested capital gains	707,647	172,022	0	0	2,948,722	0
Realized gain (loss)	539,730	26,680	441,956	9,050	802,855	52,054
Unrealized gain (loss)	(2,554,341)	5,487,735	1,887,781	156,245	4,837,766	4,794,666

Net increase (decrease) in contract owners’ equity from operations	979,385	6,451,394	1,873,243	117,087	8,967,843	4,800,550

Equity transactions:
Contract purchase payments (note 1)	35,600,964	12,054,016	35,974,772	984,444	28,046,167	10,819,210
Extra credit fund deposits (note 1)	125,896	43,263	142,617	1,433	72,520	17,542
Transfers to and from fixed dollar contract and other subaccounts	54,036,771	36,719,430	71,269,433	1,683,431	25,333,903	19,628,812
Withdrawals and surrenders	(3,705,370)	(1,119,520)	(571,187)	(187,660)	(1,568,899)	(544,976)
Surrender charges (note 2)	(64,658)	(12,805)	(9,379)	(2,469)	(23,239)	(9,971)
Annual contract charges (note 2)	(416,587)	(103,830)	(142,536)	(11,554)	(302,811)	(74,726)
Annuity and death benefit payments	(2,024,242)	(611,814)	(490,768)	(91,551)	(1,038,833)	(318,614)

Net equity transactions	83,552,774	46,968,740	106,172,952	2,376,074	50,518,808	29,517,277

Net change in contract owners’ equity	84,532,159	53,420,134	108,046,195	2,493,161	59,486,651	34,317,827
Contract owners’ equity:
Beginning of period	71,251,414	17,831,280	4,709,278	2,216,117	43,508,911	9,191,084

End of period	$155,783,573	$71,251,414	$112,755,473	$4,709,278	$102,995,562	$43,508,911

Change in units:
Beginning units	5,883,267	1,719,883	407,742	199,127	3,246,053	821,686

Units purchased	9,037,950	4,893,497	8,687,554	285,546	4,418,026	2,789,832
Units redeemed	(2,354,479)	(730,113)	(462,184)	(76,931)	(920,569)	(365,465)

Ending units	12,566,738	5,883,267	8,633,112	407,742	6,743,510	3,246,053

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Neuberger Berman
	Advisers Management
	Trust — S Class
	AMT Regency		Total
	Subaccount		Subaccounts
	2007	2006(d)	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(640,011)	$(23,730)	$5,091,518	$2,165,996
Reinvested capital gains	2,776,719	586,505	241,750,439	77,362,510
Realized gain (loss)	(170,813)	(1,922)	116,444,597	27,300,991
Unrealized gain (loss)	(3,908,880)	858,802	(113,056,292)	256,249,164

Net increase (decrease) in contract owners’ equity from operations	(1,942,985)	1,419,655	250,230,262	363,078,661

Equity transactions:
Contract purchase payments (note 1)	40,997,262	15,040,559	1,528,276,252	822,785,397
Extra credit fund deposits (note 1)	210,299	76,270	6,443,725	4,181,929
Transfers to and from fixed dollar contract and other subaccounts	56,452,434	12,637,608	644,694,013	393,290,228
Withdrawals and surrenders	(1,362,988)	(74,217)	(303,752,074)	(233,907,031)
Surrender charges (note 2)	(33,738)	(563)	(3,584,183)	(2,986,399)
Annual contract charges (note 2)	(325,954)	(2,316)	(19,584,752)	(9,040,997)
Annuity and death benefit payments	(1,538,875)	(56,806)	(93,643,816)	(53,397,252)

Net equity transactions	94,398,440	27,620,535	1,758,849,165	920,925,875

Net change in contract owners’ equity	92,455,455	29,040,190	2,009,079,427	1,284,004,536
Contract owners’ equity:
Beginning of period	29,040,190	0	3,974,557,718	2,690,553,182

End of period	$121,495,645	$29,040,190	$5,983,637,145	$3,974,557,718

Change in units:
Beginning units	2,852,675	0	290,128,907	215,050,140

Units purchased	10,664,508	2,879,658	274,664,006	157,430,241
Units redeemed	(1,785,141)	(26,983)	(146,217,017)	(82,351,474)

Ending units	11,732,042	2,852,675	418,575,896	290,128,907

(d)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2007

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small Co., Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Blue Chip, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Fidelity Variable Insurance Products Fund:  VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series — Institutional Shares:  Large Cap Growth, International Growth, Worldwide Growth, and Balanced

Legg Mason Partners Variable Equity Trust — Class:  Fundamental Value, Capital and Income, and Investors

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  Core Plus Fixed Income, U.S. Real Estate, Value, and Emerging Markets Debt

Goldman Sachs Variable Insurance Trust:  Growth & Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc.:  Emerging Markets, Small Cap, U.S. Strategic Equity, and International Equity

The Prudential Series Fund Inc.:  Jennison 20/20 Focus and Jennison

UBS Series Trust — Class I:  U.S. Allocation

Old Mutual Insurance Series Fund:  Technology & Communications

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II: Small Company and Mid Cap Value

AllianceBernstein Variable Product Series Fund Inc. — Class B:  Global Bond, Growth & Income, and Small Cap Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Equity Growth

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

The underlying funds in which the subaccounts invests, other than The Dow Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds’ investments are subject to varying degrees of market, interest

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2007. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $17.7 million $14.6 million for the years ended December 31, 2007 and 2006, respectively.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Net transfers the ONLIC fixed portion of annuity contracts from the Account totaled approximately $644.7 million and $393.3 million for the years ended December 31, 2007 and 2006, respectively.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable contracts through the Account. The primary distribution for the contracts is conducted by an affiliate, although other means of distribution may be utilized.

(2) Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I

Mortality and Expense Risk Fees
(May increase annually to a pre-determine maximum, based on product).	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	No charge	No charge	$25	$30

Transfer Fee — per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% in the first year to 0% in the seventh year	5% of payments in the last eight years on amount surrendered

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

The following basic charges are assessed through reduction of daily unit values:

			Investar
			Vision &
	Top		Top	Top
	Tradition	Top Plus	Spectrum	Explorer

Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	No charge	$35	$35

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year	7% in the first year to 0% in the eighth year	7% in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Oncore &	Oncore &	Oncore &	Oncore &
	Firstar	Firstar	Firstar	Firstar
	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Mortality and Expense Risk Fees	1.15%	0.65%	1.15%	1.15%
Administrative Expenses	0.35%	0.25%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

The following charges are assessed through the redemption of units:

	Oncore &	Oncore &	Oncore &	Oncore &
	Firstar	Firstar	Firstar	Firstar
	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year	9% in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

	Oncore &	Oncore &	Oncore &	Oncore &
	Firstar	Firstar	Firstar	Firstar
	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%	0.70%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.20%	0.20%	0.20%

The following basic charges are assessed through reduction of daily unit values:

	Oncore &
	Firstar
	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Mortality and Expense Risk Fees	1.15%	1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7% in the first year to 0% in the fourth year	7% in the first year to 0% in the fourth year	No charge

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.25%	0.25%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4) Fund Mergers & Replacements

Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income Portfolios were terminated. The remaining value on the day of termination was moved to the Subaccount of the Ohio National Fund, Inc. Money Market Portfolio.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

Effective April 27, 2007, the Legg Mason Partners Variable Portfolios I, Inc. had a fund reorganization resulting in the newly created Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio was merged into the Fundamental Value Portfolio, and the Total Return Portfolio was merged into the Capital and Income Portfolio.

(5) New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(6) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2007
Annual Payment Combination	9,680	$183.167677	$1,773,029	1.00%	–6.83%	0.04%
Flexible Payment Combination	3,487	$101.919597	$355,430	1.10%	–6.92%	0.04%
Top I	39,732	$81.569805	$3,240,925	1.10%	–6.92%	0.04%
Top Tradition	424,121	$70.195145	$29,771,221	1.10%	–6.92%	0.04%
Top Plus	183,537	$24.508128	$4,498,149	0.90%	–6.73%	0.04%
Investar Vision & Top Spectrum	41,716	$15.357420	$640,654	1.40%	–7.20%	0.04%
Top Explorer	329,024	$15.842232	$5,212,480	1.30%	–7.10%	0.04%
Oncore & Firstar Oncore Flex	242,575	$11.507251	$2,791,371	1.50%	–7.29%	0.04%
Oncore & Firstar Oncore Value	5,039,310	$12.102729	$60,989,404	0.90%	–6.73%	0.05%
Oncore & Firstar Oncore Premier	7,466,837	$11.604134	$86,646,178	1.40%	–7.20%	0.04%
Oncore & Firstar Oncore Xtra	6,525,448	$11.604134	$75,722,171	1.40%	–7.20%	0.04%
Oncore & Firstar Oncore Lite	9,988,394	$11.604134	$115,906,658	1.40%	–7.20%	0.04%
Oncore Ultra	349,462	$11.604134	$4,055,200	1.40%	–7.20%	0.04%
Oncore Wrap	1,955	$9.781119	$19,122	0.65%	–6.50%	0.09%

	30,645,278		$391,621,992

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2006
Annual Payment Combination	10,112	$196.588409	$1,987,901	1.00%	5.61%	0.00%
Flexible Payment Combination	4,266	$109.496222	$467,094	1.10%	5.51%	0.00%
Top I	46,445	$87.633645	$4,070,157	1.10%	5.51%	0.00%
Top Tradition	500,404	$75.413400	$37,737,171	1.10%	5.51%	0.00%
Top Plus	230,792	$26.277610	$6,064,655	0.90%	5.72%	0.00%
Investar Vision & Top Spectrum	58,657	$16.548346	$970,680	1.40%	5.20%	0.00%
Top Explorer	398,797	$17.053786	$6,801,000	1.30%	5.30%	0.00%
Oncore & Firstar Oncore Flex	270,002	$12.411897	$3,351,232	1.50%	5.09%	0.00%
Oncore & Firstar Oncore Value	4,335,911	$12.976550	$56,265,167	0.90%	5.72%	0.00%
Oncore & Firstar Oncore Premier	8,263,673	$12.504004	$103,329,007	1.40%	5.20%	0.00%
Oncore & Firstar Oncore Xtra	7,052,263	$12.504004	$88,181,527	1.40%	5.20%	0.00%
Oncore & Firstar Oncore Lite	7,279,217	$12.504004	$91,019,359	1.40%	5.20%	0.00%
Oncore Ultra	96,386	$12.504004	$1,205,210	1.40%	17.01%	0.00%	8/7/06

	28,546,925		$401,450,160

2005
Annual Payment Combination	11,298	$186.140212	$2,102,963	1.00%	5.06%	0.00%
Flexible Payment Combination	4,490	$103.779142	$466,008	1.10%	4.95%	0.00%
Top I	55,439	$83.058068	$4,604,627	1.10%	4.95%	0.00%
Top Tradition	600,566	$71.475875	$42,926,004	1.10%	4.95%	0.00%
Top Plus	312,123	$24.856418	$7,758,252	0.90%	5.16%	0.00%
Investar Vision & Top Spectrum	101,320	$15.730740	$1,593,840	1.40%	4.64%	0.00%
Top Explorer	481,244	$16.195237	$7,793,853	1.30%	4.75%	0.00%
Oncore & Firstar Oncore Flex	381,999	$11.810265	$4,511,512	1.50%	4.54%	0.00%
Oncore & Firstar Oncore Value	4,292,293	$12.274730	$52,686,733	0.90%	5.16%	0.00%
Oncore & Firstar Oncore Premier	9,122,126	$11.886220	$108,427,596	1.40%	4.64%	0.00%
Oncore & Firstar Oncore Xtra	7,489,248	$11.886220	$89,018,846	1.40%	4.64%	0.00%
Oncore & Firstar Oncore Lite	5,548,866	$11.886220	$65,955,060	1.40%	4.64%	0.00%

	28,401,012		$387,845,294

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2004
Annual Payment Combination	12,256	$177.180659	$2,171,529	1.00%	11.32%	0.05%
Flexible Payment Combination	5,271	$98.881397	$521,180	1.10%	11.21%	0.04%
Top I	61,451	$79.138232	$4,863,084	1.10%	11.21%	0.04%
Top Tradition	693,379	$68.102644	$47,220,910	1.10%	11.21%	0.04%
Top Plus	406,952	$23.636618	$9,618,976	0.90%	11.43%	0.04%
Investar Vision & Top Spectrum	137,163	$15.032687	$2,061,925	1.40%	10.88%	0.04%
Top Explorer	518,844	$15.461335	$8,022,019	1.30%	10.99%	0.05%
Oncore & Firstar Oncore Flex	446,498	$11.297273	$5,044,214	1.50%	10.77%	0.04%
Oncore & Firstar Oncore Value	3,704,388	$11.672365	$43,238,964	0.90%	11.43%	0.05%
Oncore & Firstar Oncore Premier	8,444,254	$11.358762	$95,916,295	1.40%	10.88%	0.05%
Oncore & Firstar Oncore Xtra	8,022,590	$11.358762	$91,126,692	1.40%	10.88%	0.05%
Oncore & Firstar Oncore Lite	3,393,994	$11.358762	$38,551,566	1.40%	10.88%	0.05%

	25,847,040		$348,357,354

2003
Annual Payment Combination	12,825	$159.164373	$2,041,273	1.00%	42.92%	0.18%
Flexible Payment Combination	5,999	$88.914984	$533,442	1.10%	42.78%	0.18%
Top I	68,121	$71.161763	$4,847,631	1.10%	42.78%	0.19%
Top Tradition	780,609	$61.238468	$47,803,300	1.10%	42.78%	0.18%
Top Plus	468,185	$21.212109	$9,931,191	0.90%	43.06%	0.18%
Investar Vision & Top Spectrum	142,254	$13.557748	$1,928,641	1.40%	42.36%	0.18%
Top Explorer	496,092	$13.930542	$6,910,827	1.30%	42.50%	0.18%
Oncore & Firstar Oncore Flex	469,009	$10.198917	$4,783,388	1.50%	42.22%	0.18%
Oncore & Firstar Oncore Value	2,772,163	$10.475080	$29,038,630	0.90%	43.06%	0.18%
Oncore & Firstar Oncore Premier	6,845,493	$10.244290	$70,127,202	1.40%	42.36%	0.18%
Oncore & Firstar Oncore Xtra	6,964,372	$10.244290	$71,345,046	1.40%	42.36%	0.18%
Oncore & Firstar Oncore Lite	2,284,880	$10.244290	$23,406,976	1.40%	42.36%	0.18%

	21,310,002		$272,697,547

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2007
Variable Interest Annuity “VIA”	1,512	$34.167785	$51,676	1.30%	3.60%	4.78%
Top I	3,682	$25.889640	$95,337	1.30%	3.60%	4.80%
Top Tradition	103,486	$23.436436	$2,425,354	1.10%	3.81%	4.76%
Top Plus	73,398	$15.387239	$1,129,397	0.90%	4.01%	4.80%
Investar Vision & Top Spectrum	68,778	$12.895929	$886,958	1.40%	3.50%	4.71%
Top Explorer	221,081	$12.914120	$2,855,068	1.30%	3.60%	4.82%
Oncore & Firstar Oncore Flex	666,919	$12.135696	$8,093,523	1.50%	3.39%	4.95%
Oncore & Firstar Oncore Value	2,825,498	$12.852161	$36,313,760	0.90%	4.01%	4.79%
Oncore & Firstar Oncore Premier	4,951,017	$12.251911	$60,659,385	1.40%	3.50%	4.81%
Oncore & Firstar Oncore Xtra	5,614,773	$12.251911	$68,791,700	1.40%	3.50%	4.81%
Oncore & Firstar Oncore Lite	7,012,389	$12.251911	$85,915,168	1.40%	3.50%	4.81%
Oncore Ultra	327,547	$12.251911	$4,013,081	1.40%	3.50%	4.81%
Oncore Wrap	4,984	$10.497730	$52,324	0.65%	4.27%	5.44%

	21,875,064		$271,282,731

2006
Variable Interest Annuity “VIA”	1,650	$32.980496	$54,420	1.30%	3.43%	4.56%
Top I	3,368	$24.990005	$84,155	1.30%	3.43%	4.49%
Top Tradition	101,475	$22.577180	$2,291,019	1.10%	3.63%	4.67%
Top Plus	53,265	$14.793588	$787,973	0.90%	3.84%	4.65%
Investar Vision & Top Spectrum	114,065	$12.460186	$1,421,269	1.40%	3.32%	4.49%
Top Explorer	149,459	$12.465373	$1,863,058	1.30%	3.43%	4.62%
Oncore & Firstar Oncore Flex	106,450	$11.737255	$1,249,434	1.50%	3.22%	4.77%
Oncore & Firstar Oncore Value	2,113,986	$12.356324	$26,121,101	0.90%	3.84%	4.71%
Oncore & Firstar Oncore Premier	4,195,347	$11.837926	$49,664,224	1.40%	3.32%	4.71%
Oncore & Firstar Oncore Xtra	4,495,567	$11.837926	$53,218,185	1.40%	3.32%	4.71%
Oncore & Firstar Oncore Lite	5,472,912	$11.837926	$64,787,922	1.40%	3.32%	4.71%
Oncore Ultra	153,059	$11.837926	$1,811,897	1.40%	1.42%	4.71%	8/7/06

	16,960,603		$203,354,657

2005
Variable Interest Annuity “VIA”	1,662	$31.887866	$52,997	1.30%	1.62%	1.84%
Top I	5,113	$24.162099	$123,538	1.30%	1.62%	3.08%
Top Tradition	85,123	$21.786258	$1,854,510	1.10%	1.82%	2.76%
Top Plus	38,666	$14.247177	$550,880	0.90%	2.02%	2.89%
Investar Vision & Top Spectrum	149,232	$12.059261	$1,799,622	1.40%	1.52%	2.70%
Top Explorer	109,579	$12.052402	$1,320,696	1.30%	1.62%	2.83%
Oncore & Firstar Oncore Flex	55,353	$11.370759	$629,409	1.50%	1.42%	2.93%
Oncore & Firstar Oncore Value	1,299,573	$11.899930	$15,464,822	0.90%	2.02%	3.06%
Oncore & Firstar Oncore Premier	2,993,289	$11.457019	$34,294,170	1.40%	1.52%	2.93%
Oncore & Firstar Oncore Xtra	3,295,664	$11.457019	$37,758,488	1.40%	1.52%	2.93%
Oncore & Firstar Oncore Lite	2,743,376	$11.457019	$31,430,917	1.40%	1.52%	2.93%

	10,776,630		$125,280,049

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2004
Variable Interest Annuity “VIA”	1,875	$31.379976	$58,836	1.30%	–0.29%	0.97%
Top I	7,798	$23.777267	$185,422	1.30%	–0.29%	0.95%
Top Tradition	122,529	$21.397075	$2,621,757	1.10%	–0.09%	0.91%
Top Plus	35,635	$13.965057	$497,650	0.90%	0.11%	0.86%
Investar Vision & Top Spectrum	253,390	$11.878886	$3,009,994	1.40%	–0.39%	1.60%
Top Explorer	148,305	$11.860446	$1,758,962	1.30%	–0.29%	0.97%
Oncore & Firstar Oncore Flex	71,225	$11.211700	$798,555	1.50%	–0.49%	0.89%
Oncore & Firstar Oncore Value	718,003	$11.664280	$8,374,993	0.90%	0.11%	1.08%
Oncore & Firstar Oncore Premier	2,431,771	$11.285650	$27,444,115	1.40%	–0.39%	1.04%
Oncore & Firstar Oncore Xtra	2,865,034	$11.285650	$32,333,767	1.40%	–0.39%	1.04%
Oncore & Firstar Oncore Lite	1,754,461	$11.285650	$19,800,230	1.40%	–0.39%	1.04%

	8,410,026		$96,884,281

2003
Variable Interest Annuity “VIA”	2,093	$31.471062	$65,859	1.30%	–0.55%	0.74%
Top I	9,193	$23.846280	$219,207	1.30%	–0.55%	0.74%
Top Tradition	198,840	$21.416684	$4,258,499	1.10%	–0.36%	0.75%
Top Plus	98,745	$13.950124	$1,377,509	0.90%	–0.16%	0.73%
Investar Vision & Top Spectrum	29,942	$11.925179	$357,061	1.40%	–0.65%	0.74%
Top Explorer	221,969	$11.894875	$2,640,290	1.30%	–0.55%	0.71%
Oncore & Firstar Oncore Flex	141,448	$11.266515	$1,593,627	1.50%	–0.75%	0.79%
Oncore & Firstar Oncore Value	483,179	$11.651817	$5,629,909	0.90%	–0.16%	0.74%
Oncore & Firstar Oncore Premier	1,777,705	$11.329626	$20,140,737	1.40%	–0.65%	0.74%
Oncore & Firstar Oncore Xtra	2,850,081	$11.329626	$32,290,352	1.40%	–0.65%	0.74%
Oncore & Firstar Oncore Lite	1,776,895	$11.329626	$20,131,560	1.40%	–0.65%	0.74%

	7,590,090		$88,704,610

Bond Subaccount
2007
Top I	4,847	$45.168163	$218,930	1.10%	2.58%	0.00%
Top Tradition	55,868	$40.851253	$2,282,291	1.10%	2.58%	0.00%
Top Plus	40,335	$19.019555	$767,147	0.90%	2.79%	0.00%
Investar Vision & Top Spectrum	20,500	$15.765975	$323,196	1.40%	2.28%	0.00%
Top Explorer	93,414	$15.990966	$1,493,784	1.30%	2.38%	0.00%
Oncore & Firstar Oncore Flex	59,072	$14.250281	$841,794	1.50%	2.18%	0.00%
Oncore & Firstar Oncore Value	1,508,408	$15.091563	$22,764,228	0.90%	2.79%	0.00%
Oncore & Firstar Oncore Premier	2,974,151	$14.386776	$42,788,447	1.40%	2.28%	0.00%
Oncore & Firstar Oncore Xtra	2,504,451	$14.386776	$36,030,974	1.40%	2.28%	0.00%
Oncore & Firstar Oncore Lite	2,864,411	$14.386776	$41,209,644	1.40%	2.28%	0.00%
Oncore Ultra	124,851	$14.386776	$1,796,200	1.40%	2.28%	0.00%
Oncore Wrap	1,033	$10.354322	$10,699	0.65%	3.04%	0.00%

	10,251,341		$150,527,334

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2006
Top I	5,259	$44.031008	$231,547	1.10%	3.31%	3.42%
Top Tradition	66,767	$39.822785	$2,658,838	1.10%	3.31%	3.36%
Top Plus	87,594	$18.503836	$1,620,816	0.90%	3.51%	4.33%
Investar Vision & Top Spectrum	38,047	$15.414895	$586,498	1.40%	3.00%	3.02%
Top Explorer	165,344	$15.619359	$2,582,560	1.30%	3.10%	4.60%
Oncore & Firstar Oncore Flex	45,354	$13.946766	$632,540	1.50%	2.90%	3.44%
Oncore & Firstar Oncore Value	1,475,155	$14.682343	$21,658,735	0.90%	3.51%	4.23%
Oncore & Firstar Oncore Premier	2,954,020	$14.066421	$41,552,498	1.40%	3.00%	3.97%
Oncore & Firstar Oncore Xtra	2,543,484	$14.066421	$35,777,717	1.40%	3.00%	3.97%
Oncore & Firstar Oncore Lite	2,663,961	$14.066421	$37,472,395	1.40%	3.00%	3.97%
Oncore Ultra	24,936	$14.066421	$350,764	1.40%	2.74%	3.97%	8/7/06

	10,069,921		$145,124,908

2005
Top I	6,131	$42.621163	$261,309	1.10%	–0.67%	3.43%
Top Tradition	83,474	$38.547683	$3,217,742	1.10%	–0.67%	3.50%
Top Plus	74,786	$17.875999	$1,336,875	0.90%	–0.48%	3.42%
Investar Vision & Top Spectrum	50,332	$14.965486	$753,250	1.40%	–0.96%	3.21%
Top Explorer	98,933	$15.149050	$1,498,744	1.30%	–0.87%	3.12%
Oncore & Firstar Oncore Flex	50,040	$13.553460	$678,217	1.50%	–1.06%	3.74%
Oncore & Firstar Oncore Value	1,063,209	$14.184181	$15,080,754	0.90%	–0.48%	4.95%
Oncore & Firstar Oncore Premier	2,551,114	$13.656320	$34,838,836	1.40%	–0.96%	4.23%
Oncore & Firstar Oncore Xtra	2,336,454	$13.656320	$31,907,364	1.40%	–0.96%	4.23%
Oncore & Firstar Oncore Lite	1,837,114	$13.656320	$25,088,185	1.40%	–0.96%	4.23%

	8,151,587		$114,661,276

2004
Top I	6,923	$42.909437	$297,074	1.10%	4.73%	0.00%
Top Tradition	91,364	$38.808413	$3,545,686	1.10%	4.73%	0.00%
Top Plus	88,151	$17.961382	$1,583,322	0.90%	4.94%	0.00%
Investar Vision & Top Spectrum	62,994	$15.111299	$951,914	1.40%	4.42%	0.00%
Top Explorer	127,643	$15.281586	$1,950,589	1.30%	4.53%	0.00%
Oncore & Firstar Oncore Flex	59,475	$13.698981	$814,740	1.50%	4.32%	0.00%
Oncore & Firstar Oncore Value	604,979	$14.251932	$8,622,115	0.90%	4.94%	0.00%
Oncore & Firstar Oncore Premier	1,912,728	$13.789373	$26,375,328	1.40%	4.42%	0.00%
Oncore & Firstar Oncore Xtra	2,045,598	$13.789373	$28,207,517	1.40%	4.42%	0.00%
Oncore & Firstar Oncore Lite	1,034,178	$13.789373	$14,260,665	1.40%	4.42%	0.00%

	6,034,033		$86,608,950

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2003
Top I	7,320	$40.970435	$299,892	1.10%	9.26%	5.52%
Top Tradition	109,687	$37.054730	$4,064,420	1.10%	9.26%	5.58%
Top Plus	111,289	$17.115732	$1,904,795	0.90%	9.48%	5.70%
Investar Vision & Top Spectrum	74,590	$14.471405	$1,079,421	1.40%	8.94%	5.63%
Top Explorer	146,536	$14.619995	$2,142,363	1.30%	9.04%	5.55%
Oncore & Firstar Oncore Flex	80,510	$13.131854	$1,057,250	1.50%	8.83%	5.33%
Oncore & Firstar Oncore Value	328,037	$13.580929	$4,455,051	0.90%	9.48%	5.69%
Oncore & Firstar Oncore Premier	1,393,108	$13.205450	$18,396,617	1.40%	8.94%	5.73%
Oncore & Firstar Oncore Xtra	1,697,203	$13.205450	$22,412,327	1.40%	8.94%	5.73%
Oncore & Firstar Oncore Lite	370,329	$13.205450	$4,890,355	1.40%	8.94%	5.73%

	4,318,609		$60,702,491

Omni Subaccount
2007
Top I	18,665	$42.025297	$784,412	1.10%	5.82%	1.63%
Top Tradition	271,907	$41.929193	$11,400,860	1.10%	5.82%	1.67%
Top Plus	93,567	$17.805339	$1,665,997	0.90%	6.03%	1.63%
Investar Vision & Top Spectrum	27,967	$12.059719	$337,269	1.40%	5.50%	1.45%
Top Explorer	149,883	$12.303441	$1,844,074	1.30%	5.61%	1.61%
Oncore Flex	6,386	$9.362899	$59,789	1.50%	5.40%	1.63%
Oncore & Firstar Oncore Value	214,007	$9.915825	$2,122,053	0.90%	6.03%	1.63%
Oncore & Firstar Oncore Premier	418,483	$9.452615	$3,955,764	1.40%	5.50%	1.63%
Oncore & Firstar Oncore Xtra	431,740	$9.452615	$4,081,070	1.40%	5.50%	1.63%
Oncore & Firstar Oncore Lite	251,215	$9.452615	$2,374,638	1.40%	5.50%	1.63%

	1,883,820		$28,625,926

2006
Top I	22,695	$39.714550	$901,333	1.10%	12.09%	1.27%
Top Tradition	309,347	$39.623730	$12,257,485	1.10%	12.09%	1.22%
Top Plus	110,600	$16.792834	$1,857,291	0.90%	12.31%	1.22%
Investar Vision & Top Spectrum	41,259	$11.430622	$471,617	1.40%	11.76%	1.12%
Top Explorer	180,815	$11.650056	$2,106,504	1.30%	11.87%	1.21%
Oncore Flex	6,811	$8.883281	$60,508	1.50%	11.65%	1.31%
Oncore & Firstar Oncore Value	251,138	$9.351958	$2,348,631	0.90%	12.31%	1.35%
Oncore & Firstar Oncore Premier	488,630	$8.959519	$4,377,890	1.40%	11.76%	1.29%
Oncore & Firstar Oncore Xtra	464,957	$8.959519	$4,165,789	1.40%	11.76%	1.29%
Oncore & Firstar Oncore Lite	305,343	$8.959519	$2,735,724	1.40%	11.76%	1.29%

	2,181,595		$31,282,772

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2005
Top I	25,224	$35.432087	$893,733	1.10%	8.30%	1.19%
Top Tradition	372,611	$35.351060	$13,172,181	1.10%	8.30%	1.20%
Top Plus	136,855	$14.952467	$2,046,327	0.90%	8.51%	1.21%
Investar Vision & Top Spectrum	62,008	$10.228225	$634,229	1.40%	7.98%	1.06%
Top Explorer	217,854	$10.414309	$2,268,794	1.30%	8.08%	1.18%
Oncore & Firstar Oncore Flex	7,131	$7.956659	$56,737	1.50%	7.87%	1.29%
Oncore & Firstar Oncore Value	236,240	$8.327064	$1,967,184	0.90%	8.51%	1.35%
Oncore & Firstar Oncore Premier	524,881	$8.017060	$4,207,999	1.40%	7.98%	1.27%
Oncore & Firstar Oncore Xtra	448,568	$8.017060	$3,596,195	1.40%	7.98%	1.27%
Oncore & Firstar Oncore Lite	322,242	$8.017060	$2,583,452	1.40%	7.98%	1.27%

	2,353,614		$31,426,831

2004
Top I	31,922	$32.717333	$1,044,410	1.10%	5.95%	1.31%
Top Tradition	444,510	$32.642511	$14,509,935	1.10%	5.95%	1.32%
Top Plus	170,747	$13.779581	$2,352,818	0.90%	6.16%	1.22%
Investar Vision & Top Spectrum	89,833	$9.472492	$850,938	1.40%	5.63%	1.22%
Top Explorer	260,177	$9.635338	$2,506,894	1.30%	5.74%	1.28%
Oncore & Firstar Oncore Flex	7,425	$7.376007	$54,770	1.50%	5.53%	1.48%
Oncore & Firstar Oncore Value	249,892	$7.673885	$1,917,644	0.90%	6.16%	2.62%
Oncore & Firstar Oncore Premier	572,873	$7.424696	$4,253,407	1.40%	5.63%	2.70%
Oncore & Firstar Oncore Xtra	509,906	$7.424696	$3,785,896	1.40%	5.63%	2.70%
Oncore & Firstar Oncore Lite	370,533	$7.424696	$2,751,094	1.40%	5.63%	2.70%

	2,707,818		$34,027,806

2003
Top I	35,929	$30.880633	$1,109,522	1.10%	24.83%	1.75%
Top Tradition	517,789	$30.810015	$15,953,075	1.10%	24.83%	1.76%
Top Plus	222,441	$12.980233	$2,887,331	0.90%	25.07%	1.76%
Investar Vision & Top Spectrum	114,672	$8.967345	$1,028,305	1.40%	24.46%	1.77%
Top Explorer	314,477	$9.112481	$2,865,666	1.30%	24.58%	1.77%
Oncore & Firstar Oncore Flex	6,976	$6.989558	$48,762	1.50%	24.33%	1.76%
Oncore & Firstar Oncore Value	91,379	$7.228729	$660,552	0.90%	25.07%	1.81%
Oncore & Firstar Oncore Premier	327,302	$7.028751	$2,300,520	1.40%	24.46%	1.81%
Oncore & Firstar Oncore Xtra	202,611	$7.028751	$1,424,102	1.40%	24.46%	1.81%
Oncore & Firstar Oncore Lite	4,823	$7.028751	$33,902	1.40%	24.46%	1.81%

	1,838,399		$28,311,737

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount
2007
Top I	14,771	$24.372668	$360,001	1.10%	8.25%	0.00%
Top Tradition	456,421	$24.372668	$11,124,190	1.10%	8.25%	0.00%
Top Plus	82,092	$21.886604	$1,796,713	0.90%	8.46%	0.00%
Investar Vision & Top Spectrum	13,542	$14.231901	$192,723	1.40%	7.93%	0.00%
Top Explorer	132,933	$14.023676	$1,864,214	1.30%	8.03%	0.00%
Oncore & Firstar Oncore Flex	71,412	$12.722066	$908,504	1.50%	7.82%	0.00%
Oncore & Firstar Oncore Value	4,608,645	$13.473412	$62,094,174	0.90%	8.46%	0.00%
Oncore & Firstar Oncore Premier	5,322,131	$12.843968	$68,357,289	1.40%	7.93%	0.00%
Oncore & Firstar Oncore Xtra	4,664,023	$12.843968	$59,904,568	1.40%	7.93%	0.00%
Oncore & Firstar Oncore Lite	9,986,947	$12.843968	$128,272,030	1.40%	7.93%	0.00%
Oncore Ultra	427,705	$12.843968	$5,493,426	1.40%	7.93%	0.00%
Oncore Wrap	2,540	$11.384921	$28,920	0.65%	8.73%	0.00%

	25,783,162		$340,396,752

2006
Top I	19,796	$22.515622	$445,711	1.10%	17.93%	0.16%
Top Tradition	544,620	$22.515622	$12,262,463	1.10%	17.93%	0.15%
Top Plus	102,521	$20.178725	$2,068,748	0.90%	18.17%	0.14%
Investar Vision & Top Spectrum	27,810	$13.186768	$366,718	1.40%	17.58%	0.14%
Top Explorer	167,510	$12.980927	$2,174,440	1.30%	17.70%	0.15%
Oncore & Firstar Oncore Flex	42,877	$11.799501	$505,930	1.50%	17.47%	0.18%
Oncore & Firstar Oncore Value	4,227,006	$12.422039	$52,508,031	0.90%	18.17%	0.19%
Oncore & Firstar Oncore Premier	5,225,276	$11.900764	$62,184,782	1.40%	17.58%	0.19%
Oncore & Firstar Oncore Xtra	4,423,794	$11.900764	$52,646,528	1.40%	17.58%	0.19%
Oncore & Firstar Oncore Lite	8,151,307	$11.900764	$97,006,778	1.40%	17.58%	0.19%
Oncore Ultra	125,402	$11.900764	$1,492,375	1.40%	9.70%	0.19%	8/7/06

	23,057,919		$283,662,504

2005
Top I	21,559	$19.091962	$411,606	1.10%	8.21%	0.04%
Top Tradition	616,609	$19.091962	$11,772,272	1.10%	8.21%	0.04%
Top Plus	129,409	$17.076646	$2,209,867	0.90%	8.42%	0.04%
Investar Vision & Top Spectrum	37,720	$11.214716	$423,014	1.40%	7.89%	0.04%
Top Explorer	195,976	$11.028787	$2,161,373	1.30%	8.00%	0.05%
Oncore & Firstar Oncore Flex	36,228	$10.044769	$363,900	1.50%	7.79%	0.05%
Oncore & Firstar Oncore Value	2,725,079	$10.512396	$28,647,114	0.90%	8.42%	0.07%
Oncore & Firstar Oncore Premier	3,962,206	$10.121037	$40,101,633	1.40%	7.89%	0.06%
Oncore & Firstar Oncore Xtra	3,183,325	$10.121037	$32,218,553	1.40%	7.89%	0.06%
Oncore & Firstar Oncore Lite	5,032,602	$10.121037	$50,935,156	1.40%	7.89%	0.06%

	15,940,713		$169,244,488

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2004
Top I	30,030	$17.643397	$529,833	1.10%	11.74%	0.00%
Top Tradition	706,998	$17.643397	$12,473,845	1.10%	11.74%	0.00%
Top Plus	167,103	$15.749854	$2,631,855	0.90%	11.96%	0.00%
Investar Vision & Top Spectrum	44,121	$10.394495	$458,611	1.40%	11.41%	0.00%
Top Explorer	183,083	$10.212099	$1,869,657	1.30%	11.52%	0.00%
Oncore & Firstar Oncore Flex	29,221	$9.319260	$272,319	1.50%	11.30%	0.00%
Oncore & Firstar Oncore Value	1,017,534	$9.695624	$9,865,629	0.90%	11.96%	0.00%
Oncore & Firstar Oncore Premier	1,960,786	$9.380801	$18,393,746	1.40%	11.41%	0.00%
Oncore & Firstar Oncore Xtra	1,843,156	$9.380801	$17,290,282	1.40%	11.41%	0.00%
Oncore & Firstar Oncore Lite	1,858,646	$9.380801	$17,435,587	1.40%	11.41%	0.00%

	7,840,678		$81,221,364

2003
Top I	33,316	$15.789447	$526,034	1.10%	31.15%	0.47%
Top Tradition	823,762	$15.789447	$13,006,739	1.10%	31.15%	0.46%
Top Plus	208,100	$14.066942	$2,927,330	0.90%	31.41%	0.46%
Investar Vision & Top Spectrum	50,496	$9.329934	$471,123	1.40%	30.76%	0.47%
Top Explorer	179,729	$9.157148	$1,645,807	1.30%	30.89%	0.47%
Oncore & Firstar Oncore Flex	12,078	$8.373086	$101,127	1.50%	30.64%	1.62%
Oncore & Firstar Oncore Value	322,930	$8.659624	$2,796,456	0.90%	31.41%	0.41%
Oncore & Firstar Oncore Premier	468,878	$8.420052	$3,947,979	1.40%	30.76%	0.47%
Oncore & Firstar Oncore Xtra	496,700	$8.420052	$4,182,239	1.40%	30.76%	0.47%
Oncore & Firstar Oncore Lite	232,432	$8.420052	$1,957,092	1.40%	30.76%	0.47%

	2,828,421		$31,561,926

Capital Appreciation Subaccount
2007
Top I	5,104	$32.494643	$165,837	1.10%	2.69%	0.45%
Top Tradition	198,291	$32.494643	$6,443,400	1.10%	2.69%	0.42%
Top Plus	87,954	$36.952052	$3,250,098	0.90%	2.89%	0.40%
Investar Vision & Top Spectrum	21,920	$24.173108	$529,881	1.40%	2.38%	0.32%
Top Explorer	149,506	$24.491860	$3,661,681	1.30%	2.48%	0.42%
Oncore & Firstar Oncore Flex	28,508	$19.839131	$565,570	1.50%	2.28%	0.41%
Oncore & Firstar Oncore Value	1,069,894	$21.010409	$22,478,907	0.90%	2.89%	0.41%
Oncore & Firstar Oncore Premier	1,783,235	$20.029111	$35,716,606	1.40%	2.38%	0.42%
Oncore & Firstar Oncore Xtra	1,666,413	$20.029111	$33,376,767	1.40%	2.38%	0.42%
Oncore & Firstar Oncore Lite	1,985,561	$20.029111	$39,769,028	1.40%	2.38%	0.42%
Oncore Ultra	5,037	$20.029111	$100,891	1.40%	2.38%	0.42%
Oncore Wrap	1,549	$10.813932	$16,748	0.65%	3.15%	0.62%

	7,002,972		$146,075,414

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2006
Top I	5,166	$31.644144	$163,471	1.10%	15.11%	0.41%
Top Tradition	231,561	$31.644144	$7,327,561	1.10%	15.11%	0.42%
Top Plus	110,552	$35.913264	$3,970,273	0.90%	15.34%	0.43%
Investar Vision & Top Spectrum	34,030	$23.610662	$803,476	1.40%	14.77%	0.40%
Top Explorer	172,877	$23.898237	$4,131,462	1.30%	14.88%	0.44%
Oncore & Firstar Oncore Flex	29,599	$19.396740	$574,130	1.50%	14.66%	0.41%
Oncore & Firstar Oncore Value	1,336,766	$20.419769	$27,296,453	0.90%	15.34%	0.53%
Oncore & Firstar Oncore Premier	2,083,194	$19.563088	$40,753,690	1.40%	14.77%	0.51%
Oncore & Firstar Oncore Xtra	1,887,189	$19.563088	$36,919,253	1.40%	14.77%	0.51%
Oncore & Firstar Oncore Lite	2,324,128	$19.563088	$45,467,122	1.40%	14.77%	0.51%
Oncore Ultra	3,155	$19.563088	$61,714	1.40%	11.18%	0.51%	8/7/06

	8,218,217		$167,468,605

2005
Top I	6,683	$27.490513	$183,719	1.10%	4.12%	0.56%
Top Tradition	297,867	$27.490513	$8,188,506	1.10%	4.12%	0.50%
Top Plus	137,079	$31.137683	$4,268,319	0.90%	4.33%	0.48%
Investar Vision & Top Spectrum	47,804	$20.572205	$983,434	1.40%	3.82%	0.46%
Top Explorer	201,904	$20.802256	$4,200,060	1.30%	3.92%	0.49%
Oncore & Firstar Oncore Flex	38,144	$16.917170	$645,294	1.50%	3.72%	0.42%
Oncore & Firstar Oncore Value	953,450	$17.704447	$16,880,302	0.90%	4.33%	0.80%
Oncore & Firstar Oncore Premier	1,804,587	$17.045507	$30,760,094	1.40%	3.82%	0.69%
Oncore & Firstar Oncore Xtra	1,576,423	$17.045507	$26,870,932	1.40%	3.82%	0.69%
Oncore & Firstar Oncore Lite	1,550,322	$17.045507	$26,426,038	1.40%	3.82%	0.69%

	6,614,263		$119,406,698

2004
Top I	9,412	$26.401629	$248,485	1.10%	11.27%	0.37%
Top Tradition	352,542	$26.401629	$9,307,696	1.10%	11.27%	0.36%
Top Plus	178,030	$29.845326	$5,313,371	0.90%	11.49%	0.36%
Investar Vision & Top Spectrum	65,541	$19.815804	$1,298,741	1.40%	10.94%	0.34%
Top Explorer	245,754	$20.017664	$4,919,414	1.30%	11.05%	0.38%
Oncore & Firstar Oncore Flex	61,316	$16.311173	$1,000,134	1.50%	10.83%	0.35%
Oncore & Firstar Oncore Value	390,386	$16.969627	$6,624,712	0.90%	11.49%	0.50%
Oncore & Firstar Oncore Premier	1,135,299	$16.418770	$18,640,209	1.40%	10.94%	0.48%
Oncore & Firstar Oncore Xtra	1,102,890	$16.418770	$18,108,091	1.40%	10.94%	0.48%
Oncore & Firstar Oncore Lite	494,374	$16.418770	$8,117,015	1.40%	10.94%	0.48%

	4,035,544		$73,577,868

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2003
Top I	10,658	$23.726799	$252,889	1.10%	30.10%	0.25%
Top Tradition	418,784	$23.726799	$9,936,415	1.10%	30.10%	0.26%
Top Plus	202,810	$26.768431	$5,428,904	0.90%	30.35%	0.25%
Investar Vision & Top Spectrum	81,920	$17.861213	$1,463,185	1.40%	29.71%	0.25%
Top Explorer	258,031	$18.025307	$4,651,085	1.30%	29.84%	0.25%
Oncore & Firstar Oncore Flex	73,347	$14.716804	$1,079,431	1.50%	29.58%	0.25%
Oncore & Firstar Oncore Value	271,812	$15.220145	$4,137,025	0.90%	30.35%	0.26%
Oncore & Firstar Oncore Premier	944,419	$14.799258	$13,976,687	1.40%	29.71%	0.26%
Oncore & Firstar Oncore Xtra	872,974	$14.799258	$12,919,371	1.40%	29.71%	0.26%
Oncore & Firstar Oncore Lite	198,357	$14.799258	$2,935,537	1.40%	29.71%	0.26%

	3,333,112		$56,780,529

Millennium Subaccount
2007
Top I	5,570	$31.420615	$175,020	1.10%	24.65%	0.00%
Top Tradition	234,127	$31.420615	$7,356,422	1.10%	24.65%	0.00%
Top Plus	50,717	$41.902415	$2,125,165	0.90%	24.90%	0.00%
Investar Vision & Top Spectrum	22,068	$21.724513	$479,422	1.40%	24.28%	0.00%
Top Explorer	123,793	$25.717509	$3,183,659	1.30%	24.40%	0.00%
Oncore & Firstar Oncore Flex	58,689	$9.515363	$558,449	1.50%	24.16%	0.00%
Oncore & Firstar Oncore Value	211,240	$9.977686	$2,107,687	0.90%	24.90%	0.00%
Oncore & Firstar Oncore Premier	436,027	$9.590695	$4,181,784	1.40%	24.28%	0.00%
Oncore & Firstar Oncore Xtra	578,338	$9.590695	$5,546,662	1.40%	24.28%	0.00%
Oncore & Firstar Oncore Lite	321,878	$9.590695	$3,087,038	1.40%	24.28%	0.00%
Oncore Ultra	3,745	$9.590695	$35,915	1.40%	24.28%	0.00%
Oncore Wrap	1,888	$13.175709	$24,876	0.65%	25.21%	0.00%

	2,048,080		$28,862,099

2006
Top I	7,332	$25.207116	$184,820	1.10%	6.21%	0.00%
Top Tradition	283,025	$25.207116	$7,134,248	1.10%	6.21%	0.00%
Top Plus	65,531	$33.549246	$2,198,500	0.90%	6.42%	0.00%
Investar Vision & Top Spectrum	28,776	$17.480433	$503,013	1.40%	5.90%	0.00%
Top Explorer	150,506	$20.672814	$3,111,383	1.30%	6.00%	0.00%
Oncore & Firstar Oncore Flex	15,672	$7.664032	$120,112	1.50%	5.79%	0.00%
Oncore & Firstar Oncore Value	186,890	$7.988646	$1,493,001	0.90%	6.42%	0.00%
Oncore & Firstar Oncore Premier	513,319	$7.717060	$3,961,319	1.40%	5.90%	0.00%
Oncore & Firstar Oncore Xtra	543,092	$7.717060	$4,191,071	1.40%	5.90%	0.00%
Oncore & Firstar Oncore Lite	125,250	$7.717060	$966,561	1.40%	5.90%	0.00%

	1,919,393		$23,864,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount (continued)
2005
Top I	9,070	$23.732936	$215,260	1.10%	–1.08%	0.00%
Top Tradition	350,949	$23.732936	$8,329,061	1.10%	–1.08%	0.00%
Top Plus	109,228	$31.524814	$3,443,399	0.90%	–0.89%	0.00%
Investar Vision & Top Spectrum	42,489	$16.506873	$701,364	1.40%	–1.38%	0.00%
Top Explorer	218,018	$19.502215	$4,251,840	1.30%	–1.28%	0.00%
Oncore & Firstar Oncore Flex	18,765	$7.244308	$135,937	1.50%	–1.47%	0.00%
Oncore & Firstar Oncore Value	242,251	$7.506592	$1,818,483	0.90%	–0.89%	0.00%
Oncore & Firstar Oncore Premier	631,803	$7.287265	$4,604,114	1.40%	–1.38%	0.00%
Oncore & Firstar Oncore Xtra	614,444	$7.287265	$4,477,618	1.40%	–1.38%	0.00%
Oncore & Firstar Oncore Lite	102,941	$7.287265	$750,147	1.40%	–1.38%	0.00%

	2,339,958		$28,727,223

2004
Top I	16,110	$23.993241	$386,521	1.10%	9.72%	0.00%
Top Tradition	442,116	$23.993241	$10,607,791	1.10%	9.72%	0.00%
Top Plus	162,308	$31.807684	$5,162,655	0.90%	9.94%	0.00%
Investar Vision & Top Spectrum	59,278	$16.737295	$992,158	1.40%	9.40%	0.00%
Top Explorer	272,018	$19.754975	$5,373,713	1.30%	9.50%	0.00%
Oncore & Firstar Oncore Flex	23,795	$7.352652	$174,955	1.50%	9.29%	0.00%
Oncore & Firstar Oncore Value	343,161	$7.573944	$2,599,079	0.90%	9.94%	0.00%
Oncore & Firstar Oncore Premier	717,035	$7.388987	$5,298,160	1.40%	9.40%	0.00%
Oncore & Firstar Oncore Xtra	698,642	$7.388987	$5,162,258	1.40%	9.40%	0.00%
Oncore & Firstar Oncore Lite	68,265	$7.388987	$504,413	1.40%	9.40%	0.00%

	2,802,728		$36,261,703

2003
Top I	21,084	$21.867330	$461,057	1.10%	36.17%	0.00%
Top Tradition	541,497	$21.867330	$11,841,091	1.10%	36.17%	0.00%
Top Plus	203,338	$28.931906	$5,882,957	0.90%	36.44%	0.00%
Investar Vision & Top Spectrum	79,920	$15.299718	$1,222,760	1.40%	35.77%	0.00%
Top Explorer	316,662	$18.040312	$5,712,681	1.30%	35.90%	0.00%
Oncore & Firstar Oncore Flex	26,637	$6.727774	$179,208	1.50%	35.63%	0.00%
Oncore & Firstar Oncore Value	360,171	$6.889175	$2,481,282	0.90%	36.44%	0.00%
Oncore & Firstar Oncore Premier	769,694	$6.754339	$5,198,768	1.40%	35.77%	0.00%
Oncore & Firstar Oncore Xtra	726,422	$6.754339	$4,906,500	1.40%	35.77%	0.00%
Oncore & Firstar Oncore Lite	62,086	$6.754339	$419,349	1.40%	35.77%	0.00%

	3,107,511		$38,305,653

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small Co. Subaccount
2007
Top I	4,833	$35.819984	$173,133	1.10%	16.19%	0.00%
Top Tradition	111,787	$35.819984	$4,004,202	1.10%	16.19%	0.00%
Top Plus	28,602	$39.183506	$1,120,746	0.90%	16.42%	0.00%
Investar Vision & Top Spectrum	8,696	$30.951626	$269,156	1.40%	15.85%	0.00%
Top Explorer	70,236	$30.459692	$2,139,352	1.30%	15.96%	0.00%
Oncore Flex	54,399	$19.994599	$1,087,691	1.50%	15.73%	0.00%
Oncore & Firstar Oncore Value	603,053	$21.007936	$12,668,895	0.90%	16.42%	0.00%
Oncore & Firstar Oncore Premier	590,750	$20.159593	$11,909,259	1.40%	15.85%	0.00%
Oncore & Firstar Oncore Xtra	704,974	$20.159593	$14,211,989	1.40%	15.85%	0.00%
Oncore & Firstar Oncore Lite	1,451,256	$20.159593	$29,256,740	1.40%	15.85%	0.00%
Oncore Ultra	12,877	$20.159593	$259,604	1.40%	15.85%	0.00%
Oncore Wrap	4,307	$12.775139	$55,025	0.65%	16.71%	0.00%

	3,645,770		$77,155,792

2006
Top I	4,252	$30.828184	$131,089	1.10%	24.98%	0.09%
Top Tradition	106,511	$30.828184	$3,283,543	1.10%	24.98%	0.12%
Top Plus	32,964	$33.655867	$1,109,426	0.90%	25.22%	0.11%
Investar Vision & Top Spectrum	19,823	$26.717738	$529,622	1.40%	24.61%	0.12%
Top Explorer	86,735	$26.266997	$2,278,261	1.30%	24.73%	0.12%
Oncore & Firstar Oncore Flex	20,359	$17.276637	$351,730	1.50%	24.49%	0.12%
Oncore & Firstar Oncore Value	408,834	$18.044337	$7,377,131	0.90%	25.22%	0.15%
Oncore & Firstar Oncore Premier	455,174	$17.401955	$7,920,916	1.40%	24.61%	0.16%
Oncore & Firstar Oncore Xtra	553,545	$17.401955	$9,632,765	1.40%	24.61%	0.16%
Oncore & Firstar Oncore Lite	763,733	$17.401955	$13,290,452	1.40%	24.61%	0.16%
Oncore Ultra	9,005	$17.401955	$156,712	1.40%	16.58%	0.16%	8/7/06

	2,460,935		$46,061,647

2005
Top I	6,104	$24.667115	$150,563	1.10%	27.60%	0.54%
Top Tradition	116,404	$24.667115	$2,871,350	1.10%	27.60%	0.50%
Top Plus	42,137	$26.876546	$1,132,488	0.90%	27.85%	0.49%
Investar Vision & Top Spectrum	22,876	$21.441408	$490,500	1.40%	27.22%	0.49%
Top Explorer	88,292	$21.058920	$1,859,339	1.30%	27.35%	0.50%
Oncore & Firstar Oncore Flex	22,385	$13.878402	$310,673	1.50%	27.10%	0.76%
Oncore & Firstar Oncore Value	265,950	$14.409653	$3,832,254	0.90%	27.85%	0.76%
Oncore & Firstar Oncore Premier	352,430	$13.965342	$4,921,808	1.40%	27.22%	0.67%
Oncore & Firstar Oncore Xtra	381,912	$13.965342	$5,333,534	1.40%	27.22%	0.67%
Oncore & Firstar Oncore Lite	263,401	$13.965342	$3,678,476	1.40%	27.22%	0.67%

	1,561,891		$24,580,985

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small Co. Subaccount (continued)
2004
Top I	2,137	$19.332118	$41,306	1.10%	19.55%	0.67%
Top Tradition	116,939	$19.332118	$2,260,673	1.10%	19.55%	0.99%
Top Plus	45,038	$21.022163	$946,800	0.90%	19.79%	0.97%
Investar Vision & Top Spectrum	23,943	$16.853745	$403,522	1.40%	19.20%	1.05%
Top Explorer	82,828	$16.536802	$1,369,708	1.30%	19.32%	1.02%
Oncore & Firstar Oncore Flex	14,030	$10.919657	$153,198	1.50%	19.08%	1.01%
Oncore & Firstar Oncore Value	91,275	$11.270879	$1,028,751	0.90%	19.79%	1.27%
Oncore & Firstar Oncore Premier	263,335	$10.977275	$2,890,720	1.40%	19.20%	1.21%
Oncore & Firstar Oncore Xtra	236,490	$10.977275	$2,596,013	1.40%	19.20%	1.21%
Oncore & Firstar Oncore Lite	52,162	$10.977275	$572,591	1.40%	19.20%	1.21%

	928,177		$12,263,282

2003
Top I	4,373	$16.170236	$70,710	1.10%	52.24%	0.17%
Top Tradition	131,050	$16.170236	$2,119,102	1.10%	52.24%	0.22%
Top Plus	57,050	$17.549014	$1,001,163	0.90%	52.54%	0.22%
Investar Vision & Top Spectrum	25,391	$14.139164	$359,011	1.40%	51.79%	0.23%
Top Explorer	92,568	$13.859543	$1,282,954	1.30%	51.94%	0.22%
Oncore Flex	12,896	$9.169918	$118,253	1.50%	51.64%	0.20%
Oncore & Firstar Oncore Value	62,867	$9.408776	$591,500	0.90%	52.54%	0.22%
Oncore & Firstar Oncore Premier	224,145	$9.209200	$2,064,211	1.40%	51.79%	0.21%
Oncore & Firstar Oncore Xtra	173,575	$9.209200	$1,598,485	1.40%	51.79%	0.21%
Oncore & Firstar Oncore Lite	23,495	$9.209200	$216,369	1.40%	51.79%	0.21%

	807,410		$9,421,757

Aggressive Growth Subaccount
2007
Top I	6,173	$9.455742	$58,375	1.10%	28.14%	0.00%
Top Tradition	131,916	$9.455742	$1,247,363	1.10%	28.14%	0.00%
Top Plus	10,171	$11.630056	$118,284	0.90%	28.39%	0.00%
Investar Vision & Top Spectrum	15,976	$8.788292	$140,402	1.40%	27.75%	0.00%
Top Explorer	36,424	$9.864558	$359,310	1.30%	27.88%	0.00%
Oncore Flex	79,566	$7.454100	$593,093	1.50%	27.63%	0.00%
Oncore Value	79,710	$7.816341	$623,041	0.90%	28.39%	0.00%
Oncore & Firstar Oncore Premier	231,213	$7.513151	$1,737,137	1.40%	27.75%	0.00%
Oncore & Firstar Oncore Xtra	172,964	$7.513151	$1,299,503	1.40%	27.75%	0.00%
Oncore & Firstar Oncore Lite	830,444	$7.513151	$6,239,254	1.40%	27.75%	0.00%
Oncore Ultra	5,995	$7.513151	$45,042	1.40%	27.75%	0.00%

	1,600,552		$12,460,804

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2006
Top Tradition	143,803	$7.379507	$1,061,195	1.10%	4.63%	0.00%
Top Plus	15,359	$9.058347	$139,124	0.90%	4.84%	0.00%
Investar Vision & Top Spectrum	18,438	$6.879063	$126,838	1.40%	4.32%	0.00%
Top Explorer	36,789	$7.713855	$283,787	1.30%	4.42%	0.00%
Oncore Flex	15,125	$5.840504	$88,337	1.50%	4.22%	0.00%
Oncore & Firstar Oncore Value	47,341	$6.087941	$288,207	0.90%	4.84%	0.00%
Oncore & Firstar Oncore Premier	124,670	$5.880952	$733,182	1.40%	4.32%	0.00%
Oncore & Firstar Oncore Xtra	166,904	$5.880952	$981,556	1.40%	4.32%	0.00%
Oncore & Firstar Oncore Lite	262,597	$5.880952	$1,544,319	1.40%	4.32%	0.00%
Oncore Ultra	2,192	$5.880952	$12,890	1.40%	12.18%	0.00%	8/7/06

	833,218		$5,259,435

2005
Top Tradition	162,770	$7.052988	$1,148,017	1.10%	12.05%	0.02%
Top Plus	25,046	$8.640452	$216,407	0.90%	12.27%	0.02%
Investar Vision & Top Spectrum	19,393	$6.594137	$127,879	1.40%	11.72%	0.02%
Top Explorer	52,726	$7.387077	$389,493	1.30%	11.83%	0.02%
Oncore Flex	25,766	$5.604112	$144,397	1.50%	11.61%	0.02%
Oncore Value	25,661	$5.807078	$149,018	0.90%	12.27%	0.02%
Oncore & Firstar Oncore Premier	139,309	$5.637364	$785,335	1.40%	11.72%	0.02%
Oncore & Firstar Oncore Xtra	168,971	$5.637364	$952,548	1.40%	11.72%	0.02%
Oncore & Firstar Oncore Lite	19,683	$5.637364	$110,961	1.40%	11.72%	0.02%

	639,325		$4,024,055

2004
Top I	422	$6.294415	$2,657	1.10%	7.77%	0.00%
Top Tradition	192,494	$6.294415	$1,211,636	1.10%	7.77%	0.00%
Top Plus	33,943	$7.695920	$261,224	0.90%	7.98%	0.00%
Investar Vision & Top Spectrum	25,931	$5.902318	$153,054	1.40%	7.45%	0.00%
Top Explorer	64,534	$6.605557	$426,282	1.30%	7.56%	0.00%
Oncore Flex	25,098	$5.021097	$126,020	1.50%	7.34%	0.00%
Oncore & Firstar Oncore Value	32,977	$5.172269	$170,565	0.90%	7.98%	0.00%
Oncore & Firstar Oncore Premier	148,721	$5.045926	$750,436	1.40%	7.45%	0.00%
Oncore & Firstar Oncore Xtra	214,747	$5.045926	$1,083,599	1.40%	7.45%	0.00%
Oncore & Firstar Oncore Lite	8,056	$5.045926	$40,648	1.40%	7.45%	0.00%

	746,923		$4,226,121

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2003
Top I	422	$5.840646	$2,466	1.10%	30.06%	0.00%
Top Tradition	212,331	$5.840646	$1,240,151	1.10%	30.06%	0.00%
Top Plus	46,881	$7.126951	$334,120	0.90%	30.32%	0.00%
Investar Vision & Top Spectrum	32,512	$5.493122	$178,594	1.40%	29.68%	0.00%
Top Explorer	78,758	$6.141509	$483,694	1.30%	29.80%	0.00%
Oncore Flex	24,163	$4.677618	$113,024	1.50%	29.55%	0.00%
Oncore & Firstar Oncore Value	68,946	$4.789877	$330,244	0.90%	30.32%	0.00%
Oncore & Firstar Oncore Premier	197,271	$4.696098	$926,400	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	239,688	$4.696098	$1,125,598	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Lite	7,553	$4.696098	$35,468	1.40%	29.68%	0.00%

	908,525		$4,769,759

Small Cap Growth Subaccount
2007
Top I	3,861	$11.452285	$44,222	1.10%	13.37%	0.00%
Top Tradition	73,916	$16.961958	$1,253,769	1.10%	13.37%	0.00%
Top Plus	29,381	$17.335515	$509,337	0.90%	13.60%	0.00%
Top Explorer	45,524	$19.695594	$896,626	1.30%	13.15%	0.00%
Oncore & Firstar Oncore Flex	16,930	$7.401682	$125,312	1.50%	12.92%	0.00%
Oncore & Firstar Oncore Value	210,415	$7.746449	$1,629,972	0.90%	13.60%	0.00%
Oncore & Firstar Oncore Premier	183,846	$7.457924	$1,371,096	1.40%	13.03%	0.00%
Oncore & Firstar Oncore Xtra	246,518	$7.457924	$1,838,512	1.40%	13.03%	0.00%
Oncore & Firstar Oncore Lite	424,893	$7.457924	$3,168,821	1.40%	13.03%	0.00%
Oncore Ultra	13,623	$7.457924	$101,600	1.40%	13.03%	0.00%

	1,248,907		$10,939,267

2006
Top I	3,805	$10.101594	$38,435	1.10%	24.24%	0.00%
Top Tradition	82,488	$14.961463	$1,234,136	1.10%	24.24%	0.00%
Top Plus	38,981	$15.260526	$594,878	0.90%	24.49%	0.00%
Investar Vision & Top Spectrum	2,257	$9.889130	$22,323	1.40%	23.87%	0.00%
Top Explorer	55,930	$17.407230	$973,579	1.30%	24.00%	0.00%
Oncore Flex	4,022	$6.554696	$26,365	1.50%	23.75%	0.00%
Oncore & Firstar Oncore Value	85,102	$6.819230	$580,331	0.90%	24.49%	0.00%
Oncore & Firstar Oncore Premier	149,634	$6.597966	$987,274	1.40%	23.87%	0.00%
Oncore & Firstar Oncore Xtra	166,666	$6.597966	$1,099,659	1.40%	23.87%	0.00%
Oncore Lite	144,978	$6.597966	$956,561	1.40%	23.87%	0.00%
Oncore Ultra	1,518	$6.597966	$10,014	1.40%	25.35%	0.00%	8/7/06

	735,381		$6,523,555

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2005
Top I	4,190	$8.130715	$34,065	1.10%	5.32%	0.00%
Top Tradition	97,972	$12.042400	$1,179,817	1.10%	5.32%	0.00%
Top Plus	48,640	$12.258855	$596,272	0.90%	5.53%	0.00%
Investar Vision & Top Spectrum	2,258	$7.983258	$18,024	1.40%	5.01%	0.00%
Top Explorer	64,456	$14.038597	$904,865	1.30%	5.12%	0.00%
Oncore Flex	4,023	$5.296644	$21,310	1.50%	4.91%	0.00%
Oncore & Firstar Oncore Value	79,387	$5.477934	$434,875	0.90%	5.53%	0.00%
Oncore & Firstar Oncore Premier	173,681	$5.326372	$925,088	1.40%	5.01%	0.00%
Oncore & Firstar Oncore Xtra	194,351	$5.326372	$1,035,186	1.40%	5.01%	0.00%
Oncore Lite	118,685	$5.326372	$632,169	1.40%	5.01%	0.00%

	787,643		$5,781,671

2004
Top I	1,864	$7.719698	$14,387	1.10%	10.23%	0.00%
Top Tradition	122,489	$11.433639	$1,400,500	1.10%	10.23%	0.00%
Top Plus	55,394	$11.616196	$643,473	0.90%	10.45%	0.00%
Investar Vision & Top Spectrum	2,692	$7.602113	$20,462	1.40%	9.90%	0.00%
Top Explorer	84,511	$13.355197	$1,128,655	1.30%	10.01%	0.00%
Oncore Flex	5,361	$5.048725	$27,066	1.50%	9.79%	0.00%
Oncore & Firstar Oncore Value	76,298	$5.190763	$396,045	0.90%	10.45%	0.00%
Oncore & Firstar Oncore Premier	158,973	$5.072075	$806,324	1.40%	9.90%	0.00%
Oncore & Firstar Oncore Xtra	195,801	$5.072075	$993,118	1.40%	9.90%	0.00%
Oncore Lite	67,691	$5.072075	$343,333	1.40%	9.90%	0.00%

	771,074		$5,773,363

2003
Top I	13,349	$7.003370	$93,489	1.10%	43.77%	0.00%
Top Tradition	151,471	$10.372684	$1,571,165	1.10%	43.77%	0.00%
Top Plus	76,690	$10.517403	$806,577	0.90%	44.05%	0.00%
Investar Vision & Top Spectrum	2,693	$6.917226	$18,628	1.40%	43.34%	0.00%
Top Explorer	100,526	$12.139983	$1,220,389	1.30%	43.48%	0.00%
Oncore Flex	5,613	$4.598419	$25,810	1.50%	43.20%	0.00%
Oncore & Firstar Oncore Value	95,546	$4.699759	$449,042	0.90%	44.05%	0.00%
Oncore & Firstar Oncore Premier	186,335	$4.615120	$859,956	1.40%	43.34%	0.00%
Oncore & Firstar Oncore Xtra	173,566	$4.615120	$801,026	1.40%	43.34%	0.00%
Oncore Lite	33,717	$4.615120	$155,609	1.40%	43.34%	0.00%

	839,506		$6,001,691

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount
2007
Top I	4,075	$16.944136	$69,046	1.10%	16.57%	0.00%
Top Tradition	275,030	$29.497354	$8,112,651	1.10%	16.57%	0.00%
Top Plus	106,233	$30.146544	$3,202,563	0.90%	16.81%	0.00%
Investar Vision & Top Spectrum	581	$18.652945	$10,843	1.40%	16.23%	0.00%
Top Explorer	196,524	$29.292946	$5,756,768	1.30%	16.34%	0.00%
Oncore & Firstar Oncore Flex	15,453	$18.475898	$285,511	1.50%	16.11%	0.00%
Oncore & Firstar Oncore Value	493,791	$19.566962	$9,661,984	0.90%	16.81%	0.00%
Oncore & Firstar Oncore Premier	674,866	$18.652945	$12,588,224	1.40%	16.23%	0.00%
Oncore & Firstar Oncore Xtra	613,328	$18.652945	$11,440,378	1.40%	16.23%	0.00%
Oncore & Firstar Oncore Lite	1,230,343	$18.652945	$22,949,524	1.40%	16.23%	0.00%
Oncore Ultra	35,924	$18.652945	$670,085	1.40%	16.23%	0.00%
Oncore Wrap	3,664	$12.176280	$44,617	0.65%	17.10%	0.00%

	3,649,812		$74,792,194

2006
Top I	4,051	$14.535150	$58,882	1.10%	8.46%	0.00%
Top Tradition	322,989	$25.303644	$8,172,805	1.10%	8.46%	0.00%
Top Plus	128,333	$25.809088	$3,312,156	0.90%	8.67%	0.00%
Investar Vision & Top Spectrum	872	$16.048749	$13,994	1.40%	8.14%	0.00%
Top Explorer	257,617	$25.178242	$6,486,332	1.30%	8.25%	0.00%
Oncore & Firstar Oncore Flex	7,659	$15.912178	$121,872	1.50%	8.03%	0.00%
Oncore & Firstar Oncore Value	297,079	$16.751690	$4,976,581	0.90%	8.67%	0.00%
Oncore & Firstar Oncore Premier	600,290	$16.048749	$9,633,895	1.40%	8.14%	0.00%
Oncore & Firstar Oncore Xtra	435,236	$16.048749	$6,984,994	1.40%	8.14%	0.00%
Oncore & Firstar Oncore Lite	422,053	$16.048749	$6,773,424	1.40%	8.14%	0.00%
Oncore Ultra	251	$16.048749	$4,029	1.40%	10.57%	0.00%	8/7/06

	2,476,430		$46,538,964

2005
Top I	6,768	$13.401489	$90,703	1.10%	8.79%	0.00%
Top Tradition	419,408	$23.330098	$9,784,824	1.10%	8.79%	0.00%
Top Plus	166,804	$23.749133	$3,961,458	0.90%	9.00%	0.00%
Investar Vision & Top Spectrum	4,178	$14.840842	$62,007	1.40%	8.47%	0.00%
Top Explorer	330,716	$23.260264	$7,692,547	1.30%	8.57%	0.00%
Oncore & Firstar Oncore Flex	4,624	$14.729016	$68,113	1.50%	8.36%	0.00%
Oncore & Firstar Oncore Value	316,665	$15.414658	$4,881,277	0.90%	9.00%	0.00%
Oncore & Firstar Oncore Premier	686,907	$14.840842	$10,194,276	1.40%	8.47%	0.00%
Oncore & Firstar Oncore Xtra	444,679	$14.840842	$6,599,406	1.40%	8.47%	0.00%
Oncore & Firstar Oncore Lite	268,274	$14.840842	$3,981,417	1.40%	8.47%	0.00%

	2,649,023		$47,316,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2004
Top I	7,847	$12.318904	$96,671	1.10%	12.32%	0.00%
Top Tradition	504,422	$21.445455	$10,817,556	1.10%	12.32%	0.00%
Top Plus	225,163	$21.787570	$4,905,745	0.90%	12.54%	0.00%
Investar Vision & Top Spectrum	2,983	$13.682335	$40,812	1.40%	11.99%	0.00%
Top Explorer	382,243	$21.423407	$8,188,955	1.30%	12.10%	0.00%
Oncore & Firstar Oncore Flex	6,433	$13.592579	$87,444	1.50%	11.88%	0.00%
Oncore & Firstar Oncore Value	361,287	$14.141487	$5,109,139	0.90%	12.54%	0.00%
Oncore & Firstar Oncore Premier	780,144	$13.682335	$10,674,180	1.40%	11.99%	0.00%
Oncore & Firstar Oncore Xtra	498,288	$13.682335	$6,817,744	1.40%	11.99%	0.00%
Oncore & Firstar Oncore Lite	244,454	$13.682335	$3,344,705	1.40%	11.99%	0.00%

	3,013,264		$50,082,951

2003
Top I	7,168	$10.967734	$78,614	1.10%	44.75%	0.04%
Top Tradition	582,520	$19.093264	$11,122,204	1.10%	44.75%	0.04%
Top Plus	267,784	$19.359387	$5,184,130	0.90%	45.04%	0.04%
Investar Vision & Top Spectrum	4,665	$12.217876	$57,000	1.40%	44.32%	0.04%
Top Explorer	454,152	$19.111464	$8,679,515	1.30%	44.47%	0.04%
Oncore & Firstar Oncore Flex	13,825	$12.149723	$167,969	1.50%	44.18%	0.04%
Oncore & Firstar Oncore Value	299,086	$12.565438	$3,758,150	0.90%	45.04%	0.04%
Oncore & Firstar Oncore Premier	738,274	$12.217876	$9,020,134	1.40%	44.32%	0.04%
Oncore & Firstar Oncore Xtra	387,378	$12.217876	$4,732,941	1.40%	44.32%	0.04%
Oncore & Firstar Oncore Lite	47,347	$12.217876	$578,480	1.40%	44.32%	0.04%

	2,802,199		$43,379,137

S&P 500 Index Subaccount
2007
Top I	7,126	$10.987989	$78,304	1.10%	3.91%	1.34%
Top Tradition	486,895	$20.624102	$10,041,779	1.10%	3.91%	1.28%
Top Plus	131,411	$21.077909	$2,769,870	0.90%	4.12%	1.21%
Investar Vision & Top Spectrum	42,457	$13.723920	$582,672	1.40%	3.60%	1.09%
Top Explorer	411,585	$19.717115	$8,115,271	1.30%	3.71%	1.25%
Oncore & Firstar Oncore Flex	50,601	$13.220644	$668,975	1.50%	3.50%	1.16%
Oncore & Firstar Oncore Value	688,708	$14.001291	$9,642,808	0.90%	4.12%	1.45%
Oncore & Firstar Oncore Premier	1,891,876	$13.347257	$25,251,340	1.40%	3.60%	1.38%
Oncore & Firstar Oncore Xtra	1,417,038	$13.347257	$18,913,575	1.40%	3.60%	1.38%
Oncore & Firstar Oncore Lite	989,275	$13.347257	$13,204,105	1.40%	3.60%	1.38%
Oncore Ultra	174,174	$13.347257	$2,324,742	1.40%	3.60%	1.38%

	6,291,146		$91,593,441

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2006
Top I	7,298	$10.574254	$77,166	1.10%	14.05%	0.81%
Top Tradition	557,596	$19.847544	$11,066,910	1.10%	14.05%	1.01%
Top Plus	167,162	$20.243886	$3,384,008	0.90%	14.27%	0.98%
Investar Vision & Top Spectrum	67,923	$13.246583	$899,751	1.40%	13.71%	0.92%
Top Explorer	501,173	$19.012429	$9,528,523	1.30%	13.82%	1.03%
Oncore & Firstar Oncore Flex	63,223	$12.773463	$807,577	1.50%	13.60%	0.95%
Oncore & Firstar Oncore Value	625,744	$13.447281	$8,414,556	0.90%	14.27%	0.97%
Oncore & Firstar Oncore Premier	2,202,890	$12.883020	$28,379,871	1.40%	13.71%	1.10%
Oncore & Firstar Oncore Xtra	1,440,375	$12.883020	$18,556,385	1.40%	13.71%	1.10%
Oncore & Firstar Oncore Lite	581,184	$12.883020	$7,487,410	1.40%	13.71%	1.10%
Oncore Ultra	37,417	$12.883020	$482,041	1.40%	11.24%	1.10%	8/7/06

	6,251,985		$89,084,198

2005
Top I	11,960	$9.271844	$110,888	1.10%	3.33%	1.00%
Top Tradition	722,817	$17.402963	$12,579,164	1.10%	3.33%	0.94%
Top Plus	229,126	$17.715460	$4,059,075	0.90%	3.54%	0.92%
Investar Vision & Top Spectrum	102,279	$11.649395	$1,191,490	1.40%	3.03%	0.91%
Top Explorer	619,152	$16.703578	$10,342,053	1.30%	3.13%	0.93%
Oncore & Firstar Oncore Flex	91,530	$11.244364	$1,029,195	1.50%	2.93%	0.97%
Oncore & Firstar Oncore Value	843,939	$11.767737	$9,931,252	0.90%	3.54%	1.20%
Oncore & Firstar Oncore Premier	2,932,440	$11.329667	$33,223,573	1.40%	3.03%	1.01%
Oncore & Firstar Oncore Xtra	1,774,333	$11.329667	$20,102,603	1.40%	3.03%	1.01%
Oncore & Firstar Oncore Lite	396,816	$11.329667	$4,495,784	1.40%	3.03%	1.01%

	7,724,392		$97,065,077

2004
Top I	13,918	$8.972855	$124,882	1.10%	9.10%	1.18%
Top Tradition	865,003	$16.841761	$14,568,168	1.10%	9.10%	1.06%
Top Plus	308,745	$17.110362	$5,282,732	0.90%	9.32%	1.01%
Investar Vision & Top Spectrum	131,066	$11.307096	$1,481,973	1.40%	8.78%	1.01%
Top Explorer	749,308	$16.196798	$12,136,386	1.30%	8.88%	1.08%
Oncore & Firstar Oncore Flex	111,642	$10.924689	$1,219,649	1.50%	8.67%	1.03%
Oncore & Firstar Oncore Value	647,913	$11.365793	$7,364,047	0.90%	9.32%	1.14%
Oncore & Firstar Oncore Premier	2,915,101	$10.996761	$32,056,676	1.40%	8.78%	1.16%
Oncore & Firstar Oncore Xtra	1,900,670	$10.996761	$20,901,216	1.40%	8.78%	1.16%
Oncore & Firstar Oncore Lite	459,684	$10.996761	$5,055,040	1.40%	8.78%	1.16%

	8,103,050		$100,190,769

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2003
Top I	10,513	$8.224458	$86,462	1.10%	26.45%	1.15%
Top Tradition	986,495	$15.437040	$15,228,556	1.10%	26.45%	1.20%
Top Plus	386,328	$15.652148	$6,046,868	0.90%	26.70%	1.18%
Investar Vision & Top Spectrum	160,544	$10.394851	$1,668,828	1.40%	26.08%	1.18%
Top Explorer	824,604	$14.875317	$12,266,244	1.30%	26.20%	1.20%
Oncore & Firstar Oncore Flex	129,328	$10.053229	$1,300,164	1.50%	25.95%	1.11%
Oncore & Firstar Oncore Value	664,592	$10.397150	$6,909,862	0.90%	26.70%	1.24%
Oncore & Firstar Oncore Premier	2,952,652	$10.109565	$29,850,032	1.40%	26.08%	1.24%
Oncore & Firstar Oncore Xtra	1,741,329	$10.109565	$17,604,081	1.40%	26.08%	1.24%
Oncore & Firstar Oncore Lite	313,876	$10.109565	$3,173,153	1.40%	26.08%	1.24%

	8,170,261		$94,134,249

Blue Chip Subaccount
2007
Top I	1,541	$11.420393	$17,603	1.10%	–9.73%	1.12%
Top Tradition	23,566	$11.420393	$269,128	1.10%	–9.73%	0.91%
Top Plus	6,099	$11.606647	$70,786	0.90%	–9.55%	1.12%
Investar Vision & Top Spectrum	650	$11.409821	$7,420	1.40%	–10.00%	2.57%
Top Explorer	14,765	$11.237449	$165,916	1.30%	–9.91%	1.14%
Oncore & Firstar Oncore Flex	26,850	$11.301574	$303,448	1.50%	–10.09%	1.06%
Oncore & Firstar Oncore Value	120,817	$11.968870	$1,446,039	0.90%	–9.55%	1.14%
Oncore & Firstar Oncore Premier	442,478	$11.409821	$5,048,600	1.40%	–10.00%	1.02%
Oncore & Firstar Oncore Xtra	767,549	$11.409821	$8,757,599	1.40%	–10.00%	1.02%
Oncore & Firstar Oncore Lite	495,042	$11.409821	$5,648,345	1.40%	–10.00%	1.02%

	1,899,357		$21,734,884

2006
Top I	1,542	$12.651963	$19,505	1.10%	15.09%	0.98%
Top Tradition	49,044	$12.651963	$620,499	1.10%	15.09%	0.99%
Top Plus	6,144	$12.832713	$78,847	0.90%	15.31%	0.96%
Investar Vision & Top Spectrum	100	$12.677987	$1,267	1.40%	14.75%	0.07%
Top Explorer	14,317	$12.474060	$178,589	1.30%	14.86%	0.68%
Oncore & Firstar Oncore Flex	29,969	$12.570161	$376,711	1.50%	14.64%	0.83%
Oncore & Firstar Oncore Value	103,198	$13.233186	$1,365,635	0.90%	15.31%	0.96%
Oncore & Firstar Oncore Premier	539,182	$12.677987	$6,835,766	1.40%	14.75%	1.05%
Oncore & Firstar Oncore Xtra	947,911	$12.677987	$12,017,600	1.40%	14.75%	1.05%
Oncore & Firstar Oncore Lite	460,054	$12.677987	$5,832,556	1.40%	14.75%	1.05%

	2,151,461		$27,326,975

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount (continued)
2005
Top I	1,542	$10.993372	$16,951	1.10%	3.60%	0.98%
Top Tradition	47,952	$10.993372	$527,149	1.10%	3.60%	0.97%
Top Plus	6,365	$11.128423	$70,836	0.90%	3.80%	0.85%
Investar Vision & Top Spectrum	1,769	$11.048572	$19,541	1.40%	3.29%	0.92%
Top Explorer	28,570	$10.860149	$310,278	1.30%	3.40%	0.86%
Oncore & Firstar Oncore Flex	40,707	$10.965373	$446,372	1.50%	3.19%	0.74%
Oncore & Firstar Oncore Value	111,649	$11.475703	$1,281,246	0.90%	3.80%	0.90%
Oncore & Firstar Oncore Premier	640,038	$11.048572	$7,071,503	1.40%	3.29%	0.92%
Oncore & Firstar Oncore Xtra	1,017,109	$11.048572	$11,237,605	1.40%	3.29%	0.92%
Oncore & Firstar Oncore Lite	201,599	$11.048572	$2,227,388	1.40%	3.29%	0.92%

	2,097,300		$23,208,869

2004
Top I	1,542	$10.611435	$16,366	1.10%	8.41%	1.24%
Top Tradition	50,399	$10.611435	$534,806	1.10%	8.41%	1.26%
Top Plus	9,015	$10.720596	$96,651	0.90%	8.62%	1.28%
Investar Vision & Top Spectrum	5,780	$10.696275	$61,822	1.40%	8.09%	1.40%
Top Explorer	36,448	$10.503505	$382,829	1.30%	8.19%	1.29%
Oncore & Firstar Oncore Flex	65,506	$10.626161	$696,081	1.50%	7.98%	1.19%
Oncore & Firstar Oncore Value	126,918	$11.055144	$1,403,102	0.90%	8.62%	1.38%
Oncore & Firstar Oncore Premier	779,857	$10.696275	$8,341,568	1.40%	8.09%	1.40%
Oncore & Firstar Oncore Xtra	1,065,624	$10.696275	$11,398,203	1.40%	8.09%	1.40%
Oncore & Firstar Oncore Lite	212,626	$10.696275	$2,274,301	1.40%	8.09%	1.40%

	2,353,715		$25,205,729

2003
Top I	1,543	$9.788494	$15,100	1.10%	25.21%	1.35%
Top Tradition	57,233	$9.788494	$560,226	1.10%	25.21%	1.37%
Top Plus	9,843	$9.869589	$97,150	0.90%	25.45%	1.45%
Investar Vision & Top Spectrum	5,708	$9.896131	$56,486	1.40%	24.84%	1.43%
Top Explorer	36,165	$9.708148	$351,100	1.30%	24.96%	1.39%
Oncore & Firstar Oncore Flex	77,873	$9.840980	$766,351	1.50%	24.71%	1.52%
Oncore & Firstar Oncore Value	134,460	$10.177576	$1,368,474	0.90%	25.45%	1.40%
Oncore & Firstar Oncore Premier	835,051	$9.896131	$8,263,770	1.40%	24.84%	1.43%
Oncore & Firstar Oncore Xtra	970,247	$9.896131	$9,601,690	1.40%	24.84%	1.43%
Oncore & Firstar Oncore Lite	160,032	$9.896131	$1,583,696	1.40%	24.84%	1.43%

	2,288,155		$22,664,043

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2007
Top I	2,899	$15.140610	$43,889	1.10%	2.40%	0.00%
Top Tradition	50,464	$15.140610	$764,053	1.10%	2.40%	0.00%
Top Plus	25,139	$15.387450	$386,826	0.90%	2.60%	0.00%
Investar Vision & Top Spectrum	1,993	$14.306057	$28,515	1.40%	2.09%	0.00%
Top Explorer	55,314	$14.898150	$824,069	1.30%	2.19%	0.00%
Oncore & Firstar Oncore Flex	90,086	$14.170338	$1,276,554	1.50%	1.99%	0.00%
Oncore & Firstar Oncore Value	734,281	$15.006808	$11,019,212	0.90%	2.60%	0.00%
Oncore & Firstar Oncore Premier	1,255,062	$14.306057	$17,954,996	1.40%	2.09%	0.00%
Oncore & Firstar Oncore Xtra	1,245,884	$14.306057	$17,823,681	1.40%	2.09%	0.00%
Oncore & Firstar Oncore Lite	1,200,328	$14.306057	$17,171,963	1.40%	2.09%	0.00%
Oncore Ultra	94,549	$14.306057	$1,352,621	1.40%	2.09%	0.00%
Oncore Wrap	191	$10.511392	$2,007	0.65%	2.86%	0.00%

	4,756,190		$68,648,386

2006
Top I	2,867	$14.786200	$42,391	1.10%	8.93%	0.00%
Top Tradition	47,931	$14.786200	$708,723	1.10%	8.93%	0.00%
Top Plus	28,987	$14.997356	$434,730	0.90%	9.15%	0.00%
Investar Vision & Top Spectrum	2,975	$14.012859	$41,685	1.40%	8.61%	0.00%
Top Explorer	53,531	$14.578330	$780,391	1.30%	8.72%	0.00%
Oncore & Firstar Oncore Flex	36,014	$13.893687	$500,373	1.50%	8.51%	0.00%
Oncore & Firstar Oncore Value	574,601	$14.626365	$8,404,318	0.90%	9.15%	0.00%
Oncore & Firstar Oncore Premier	1,237,336	$14.012859	$17,338,632	1.40%	8.61%	0.00%
Oncore & Firstar Oncore Xtra	1,162,383	$14.012859	$16,288,306	1.40%	8.61%	0.00%
Oncore & Firstar Oncore Lite	908,344	$14.012859	$12,728,491	1.40%	8.61%	0.00%
Oncore Ultra	27,141	$14.012859	$380,318	1.40%	5.67%	0.00%	8/7/06

	4,082,110		$57,648,358

2005
Top I	3,303	$13.573436	$44,829	1.10%	1.87%	5.94%
Top Tradition	41,596	$13.573436	$564,603	1.10%	1.87%	5.49%
Top Plus	14,685	$13.740101	$201,777	0.90%	2.08%	6.90%
Investar Vision & Top Spectrum	5,409	$12.901575	$69,790	1.40%	1.57%	5.38%
Top Explorer	47,917	$13.408981	$642,521	1.30%	1.67%	5.17%
Oncore & Firstar Oncore Flex	14,409	$12.804436	$184,493	1.50%	1.47%	4.03%
Oncore & Firstar Oncore Value	414,973	$13.400215	$5,560,726	0.90%	2.08%	6.11%
Oncore & Firstar Oncore Premier	1,041,558	$12.901575	$13,437,733	1.40%	1.57%	5.38%
Oncore & Firstar Oncore Xtra	970,510	$12.901575	$12,521,108	1.40%	1.57%	5.38%
Oncore & Firstar Oncore Lite	582,304	$12.901575	$7,512,645	1.40%	1.57%	5.38%

	3,136,664		$40,740,225

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2004
Top I	1,470	$13.323676	$19,579	1.10%	9.46%	0.26%
Top Tradition	31,474	$13.323676	$419,346	1.10%	9.46%	0.32%
Top Plus	4,357	$13.460648	$58,646	0.90%	9.68%	0.25%
Investar Vision & Top Spectrum	5,873	$12.701656	$74,596	1.40%	9.14%	0.36%
Top Explorer	36,892	$13.188188	$486,542	1.30%	9.25%	0.36%
Oncore & Firstar Oncore Flex	59,855	$12.618415	$755,281	1.50%	9.03%	0.41%
Oncore & Firstar Oncore Value	226,445	$13.127684	$2,972,705	0.90%	9.68%	0.37%
Oncore & Firstar Oncore Premier	859,441	$12.701656	$10,916,318	1.40%	9.14%	0.36%
Oncore & Firstar Oncore Xtra	843,534	$12.701656	$10,714,278	1.40%	9.14%	0.36%
Oncore & Firstar Oncore Lite	400,197	$12.701656	$5,083,170	1.40%	9.14%	0.36%

	2,469,538		$31,500,461

2003
Top I	2,432	$12.171803	$29,597	1.10%	21.45%	8.13%
Top Tradition	36,128	$12.171803	$439,745	1.10%	21.45%	7.84%
Top Plus	6,539	$12.272560	$80,249	0.90%	21.69%	7.91%
Investar Vision & Top Spectrum	4,594	$11.638098	$53,463	1.40%	21.09%	7.77%
Top Explorer	27,234	$12.071928	$328,770	1.30%	21.21%	7.72%
Oncore & Firstar Oncore Flex	24,151	$11.573251	$279,506	1.50%	20.97%	8.85%
Oncore & Firstar Oncore Value	203,555	$11.968977	$2,436,345	0.90%	21.69%	7.73%
Oncore & Firstar Oncore Premier	715,211	$11.638098	$8,323,702	1.40%	21.09%	7.77%
Oncore & Firstar Oncore Xtra	658,534	$11.638098	$7,664,084	1.40%	21.09%	7.77%
Oncore & Firstar Oncore Lite	270,586	$11.638098	$3,149,101	1.40%	21.09%	7.77%

	1,948,964		$22,784,562

Capital Growth Subaccount
2007
Top I	1,122	$10.948037	$12,288	1.10%	10.01%	0.00%
Top Tradition	54,384	$10.948037	$595,394	1.10%	10.01%	0.00%
Top Plus	28,818	$11.126720	$320,654	0.90%	10.23%	0.00%
Investar Vision & Top Spectrum	594	$23.303218	$13,843	1.40%	9.69%	0.00%
Top Explorer	46,539	$10.772524	$501,343	1.30%	9.80%	0.00%
Oncore & Firstar Oncore Flex	16,332	$23.082048	$376,977	1.50%	9.58%	0.00%
Oncore & Firstar Oncore Value	179,330	$24.445423	$4,383,788	0.90%	10.23%	0.00%
Oncore & Firstar Oncore Premier	329,849	$23.303218	$7,686,519	1.40%	9.69%	0.00%
Oncore & Firstar Oncore Xtra	276,637	$23.303218	$6,446,541	1.40%	9.69%	0.00%
Oncore & Firstar Oncore Lite	282,746	$23.303218	$6,588,894	1.40%	9.69%	0.00%
Oncore Ultra	21,668	$23.303218	$504,941	1.40%	9.69%	0.00%
Oncore Wrap	3,854	$11.638423	$44,857	0.65%	10.51%	0.00%

	1,241,873		$27,476,039

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2006
Top I	1,142	$9.951443	$11,364	1.10%	18.82%	0.00%
Top Tradition	66,814	$9.951443	$664,895	1.10%	18.82%	0.00%
Top Plus	19,678	$10.093727	$198,628	0.90%	19.06%	0.00%
Investar Vision & Top Spectrum	2,499	$21.245155	$53,095	1.40%	18.47%	0.00%
Top Explorer	54,769	$9.811382	$537,362	1.30%	18.59%	0.00%
Oncore & Firstar Oncore Flex	9,762	$21.064385	$205,623	1.50%	18.35%	0.00%
Oncore & Firstar Oncore Value	178,664	$22.175950	$3,962,037	0.90%	19.06%	0.00%
Oncore & Firstar Oncore Premier	397,154	$21.245155	$8,437,591	1.40%	18.47%	0.00%
Oncore & Firstar Oncore Xtra	266,077	$21.245155	$5,652,838	1.40%	18.47%	0.00%
Oncore & Firstar Oncore Lite	131,305	$21.245155	$2,789,594	1.40%	18.47%	0.00%
Oncore Ultra	16,141	$21.245155	$342,927	1.40%	14.60%	0.00%	8/7/06

	1,144,005		$22,855,954

2005
Top I	1,564	$8.375158	$13,100	1.10%	1.50%	0.00%
Top Tradition	90,457	$8.375158	$757,595	1.10%	1.50%	0.00%
Top Plus	32,916	$8.478128	$279,067	0.90%	1.71%	0.00%
Investar Vision & Top Spectrum	1,524	$17.932886	$27,328	1.40%	1.21%	0.00%
Top Explorer	84,338	$8.273551	$697,774	1.30%	1.30%	0.00%
Oncore & Firstar Oncore Flex	12,445	$17.797778	$221,501	1.50%	1.11%	0.00%
Oncore & Firstar Oncore Value	188,504	$18.626477	$3,511,173	0.90%	1.71%	0.00%
Oncore & Firstar Oncore Premier	440,971	$17.932886	$7,907,886	1.40%	1.21%	0.00%
Oncore & Firstar Oncore Xtra	282,513	$17.932886	$5,066,273	1.40%	1.21%	0.00%
Oncore & Firstar Oncore Lite	67,956	$17.932886	$1,218,619	1.40%	1.21%	0.00%

	1,203,188		$19,700,316

2004
Top I	3,935	$8.251025	$32,465	1.10%	18.40%	0.00%
Top Tradition	112,136	$8.251025	$925,233	1.10%	18.40%	0.00%
Top Plus	40,287	$8.335993	$335,829	0.90%	18.64%	0.00%
Investar Vision & Top Spectrum	2,536	$17.719361	$44,942	1.40%	18.05%	0.00%
Top Explorer	103,206	$8.166981	$842,885	1.30%	18.17%	0.00%
Oncore & Firstar Oncore Flex	16,045	$17.603150	$282,451	1.50%	17.93%	0.00%
Oncore & Firstar Oncore Value	201,998	$18.314193	$3,699,432	0.90%	18.64%	0.00%
Oncore & Firstar Oncore Premier	460,491	$17.719361	$8,159,614	1.40%	18.05%	0.00%
Oncore & Firstar Oncore Xtra	315,048	$17.719361	$5,582,445	1.40%	18.05%	0.00%
Oncore & Firstar Oncore Lite	61,427	$17.719361	$1,088,440	1.40%	18.05%	0.00%

	1,317,109		$20,993,736

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2003
Top I	3,201	$6.968653	$22,303	1.10%	38.58%	0.00%
Top Tradition	114,522	$6.968653	$798,061	1.10%	38.58%	0.00%
Top Plus	44,349	$7.026460	$311,619	0.90%	38.85%	0.00%
Investar Vision & Top Spectrum	2,472	$15.009966	$37,101	1.40%	38.17%	0.00%
Top Explorer	118,213	$6.911348	$817,008	1.30%	38.30%	0.00%
Oncore & Firstar Oncore Flex	21,129	$14.926259	$315,376	1.50%	38.03%	0.00%
Oncore & Firstar Oncore Value	216,887	$15.437146	$3,348,118	0.90%	38.85%	0.00%
Oncore & Firstar Oncore Premier	508,996	$15.009966	$7,640,028	1.40%	38.17%	0.00%
Oncore & Firstar Oncore Xtra	328,439	$15.009966	$4,929,855	1.40%	38.17%	0.00%
Oncore & Firstar Oncore Lite	118,677	$15.009966	$1,781,339	1.40%	38.17%	0.00%

	1,476,885		$20,000,808

Nasdaq-100 Index Subaccount
2007
Top I	940	$4.928080	$4,631	1.10%	17.29%	0.00%
Top Tradition	65,181	$4.928080	$321,216	1.10%	17.29%	0.00%
Top Plus	32,300	$5.003612	$161,616	0.90%	17.52%	0.00%
Investar Vision & Top Spectrum	1,285	$4.817178	$6,190	1.40%	16.94%	0.00%
Top Explorer	98,409	$4.853897	$477,669	1.30%	17.05%	0.00%
Oncore Flex	14,853	$4.780893	$71,013	1.50%	16.82%	0.00%
Oncore & Firstar Oncore Value	1,283,768	$5.003612	$6,423,475	0.90%	17.52%	0.00%
Oncore & Firstar Oncore Premier	1,829,651	$4.817178	$8,813,752	1.40%	16.94%	0.00%
Oncore & Firstar Oncore Xtra	1,350,357	$4.817178	$6,504,910	1.40%	16.94%	0.00%
Oncore & Firstar Oncore Lite	3,394,471	$4.817178	$16,351,773	1.40%	16.94%	0.00%
Oncore Ultra	65,838	$4.817178	$317,156	1.40%	16.94%	0.00%

	8,137,053		$39,453,401

2006
Top I	943	$4.201735	$3,958	1.10%	5.45%	0.00%
Top Tradition	75,868	$4.201735	$318,778	1.10%	5.45%	0.00%
Top Plus	34,139	$4.257637	$145,353	0.90%	5.65%	0.00%
Investar Vision & Top Spectrum	2,013	$4.119424	$8,290	1.40%	5.14%	0.00%
Top Explorer	93,787	$4.146697	$388,908	1.30%	5.24%	0.00%
Oncore Flex	15,111	$4.092444	$61,841	1.50%	5.03%	0.00%
Oncore & Firstar Oncore Value	1,664,926	$4.257637	$7,088,650	0.90%	5.65%	0.00%
Oncore & Firstar Oncore Premier	2,292,149	$4.119424	$9,442,338	1.40%	5.14%	0.00%
Oncore & Firstar Oncore Xtra	1,593,253	$4.119424	$6,563,285	1.40%	5.14%	0.00%
Oncore & Firstar Oncore Lite	3,318,359	$4.119424	$13,669,728	1.40%	5.14%	0.00%

	9,090,548		$37,691,129

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2005
Top I	945	$3.984706	$3,764	1.10%	0.33%	0.00%
Top Tradition	100,761	$3.984706	$401,502	1.10%	0.33%	0.00%
Top Plus	55,705	$4.029756	$224,477	0.90%	0.53%	0.00%
Top Spectrum	2,754	$3.918202	$10,791	1.40%	0.04%	0.00%
Top Explorer	92,399	$3.940267	$364,075	1.30%	0.14%	0.00%
Oncore Flex	24,926	$3.896373	$97,119	1.50%	-0.06%	0.00%
Oncore & Firstar Oncore Value	1,060,246	$4.029756	$4,272,531	0.90%	0.53%	0.00%
Oncore & Firstar Oncore Premier	1,808,807	$3.918202	$7,087,271	1.40%	0.04%	0.00%
Oncore & Firstar Oncore Xtra	1,186,324	$3.918202	$4,648,258	1.40%	0.04%	0.00%
Oncore & Firstar Oncore Lite	1,562,791	$3.918202	$6,123,338	1.40%	0.04%	0.00%

	5,895,658		$23,233,126

2004
Top I	3,327	$3.971406	$13,211	1.10%	8.80%	0.00%
Top Tradition	134,268	$3.971406	$533,233	1.10%	8.80%	0.00%
Top Plus	67,200	$4.008381	$269,365	0.90%	9.02%	0.00%
Top Spectrum	3,474	$3.916679	$13,607	1.40%	8.48%	0.00%
Top Explorer	122,789	$3.934857	$483,157	1.30%	8.59%	0.00%
Oncore Flex	14,917	$3.898693	$58,158	1.50%	8.37%	0.00%
Oncore & Firstar Oncore Value	403,259	$4.008381	$1,616,417	0.90%	9.02%	0.00%
Oncore & Firstar Oncore Premier	1,071,195	$3.916679	$4,195,521	1.40%	8.48%	0.00%
Oncore & Firstar Oncore Xtra	773,192	$3.916679	$3,028,347	1.40%	8.48%	0.00%
Oncore & Firstar Oncore Lite	275,075	$3.916679	$1,077,381	1.40%	8.48%	0.00%

	2,868,696		$11,288,397

2003
Top I	17,203	$3.650175	$62,795	1.10%	46.26%	0.00%
Top Tradition	140,108	$3.650175	$511,418	1.10%	46.26%	0.00%
Top Plus	69,975	$3.676860	$257,287	0.90%	46.54%	0.00%
Top Spectrum	5,090	$3.610591	$18,379	1.40%	45.82%	0.00%
Top Explorer	149,069	$3.623755	$540,189	1.30%	45.97%	0.00%
Oncore & Firstar Oncore Flex	49,395	$3.597556	$177,700	1.50%	45.68%	0.00%
Oncore & Firstar Oncore Value	276,066	$3.676860	$1,015,058	0.90%	46.54%	0.00%
Oncore & Firstar Oncore Premier	950,712	$3.610591	$3,432,633	1.40%	45.82%	0.00%
Oncore & Firstar Oncore Xtra	820,115	$3.610591	$2,961,099	1.40%	45.82%	0.00%
Oncore & Firstar Oncore Lite	195,929	$3.610591	$707,418	1.40%	45.82%	0.00%

	2,673,662		$9,683,976

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount
2007
Top I	949	$12.667384	$12,019	1.10%	6.57%	0.54%
Top Tradition	21,322	$15.013012	$320,101	1.10%	6.57%	0.59%
Top Plus	6,337	$15.182553	$96,215	0.90%	6.79%	0.42%
Investar Vision & Top Spectrum	3,071	$12.586514	$38,650	1.40%	6.26%	0.54%
Top Explorer	32,862	$14.845697	$487,858	1.30%	6.36%	0.56%
Oncore & Firstar Oncore Flex	20,942	$14.680490	$307,444	1.50%	6.15%	0.74%
Oncore & Firstar Oncore Value	1,091,202	$15.182553	$16,567,231	0.90%	6.79%	0.63%
Oncore & Firstar Oncore Premier	1,209,011	$14.762770	$17,848,359	1.40%	6.26%	0.63%
Oncore & Firstar Oncore Xtra	1,010,859	$14.762770	$14,923,079	1.40%	6.26%	0.63%
Oncore & Firstar Oncore Lite	2,456,439	$14.762770	$36,263,849	1.40%	6.26%	0.63%
Oncore Ultra	133,977	$14.762770	$1,977,878	1.40%	6.26%	0.63%
Oncore Wrap	1,340	$11.189720	$14,989	0.65%	7.05%	1.31%

	5,988,311		$88,857,672

2006
Top I	927	$11.885900	$11,020	1.10%	15.16%	0.36%
Top Tradition	7,636	$14.086815	$107,562	1.10%	15.16%	0.33%
Top Plus	7,492	$14.217544	$106,517	0.90%	15.38%	0.25%
Investar Vision & Top Spectrum	2,837	$11.845258	$33,606	1.40%	14.82%	0.59%
Top Explorer	24,042	$13.957508	$335,569	1.30%	14.93%	0.26%
Oncore & Firstar Oncore Flex	6,112	$13.829606	$84,523	1.50%	14.70%	0.44%
Oncore & Firstar Oncore Value	754,166	$14.217544	$10,722,384	0.90%	15.38%	0.44%
Oncore & Firstar Oncore Premier	970,212	$13.893341	$13,479,484	1.40%	14.82%	0.44%
Oncore & Firstar Oncore Xtra	729,167	$13.893341	$10,130,571	1.40%	14.82%	0.44%
Oncore & Firstar Oncore Lite	1,459,339	$13.893341	$20,275,099	1.40%	14.82%	0.44%
Oncore Ultra	28,973	$13.893341	$402,534	1.40%	11.62%	0.44%	8/7/06

	3,990,903		$55,688,869

2005
Top I	308	$10.321480	$3,176	1.10%	3.21%	0.00%	11/2/05
Top Tradition	8,423	$12.232704	$103,034	1.10%	10.81%	0.00%
Top Plus	11,409	$12.321848	$140,579	0.90%	11.03%	0.00%
Investar Vision	1,050	$10.316620	$10,837	1.40%	3.17%	0.00%	11/2/05
Top Explorer	37,724	$12.144310	$458,133	1.30%	10.59%	0.00%
Oncore & Firstar Oncore Flex	4,281	$12.056721	$51,617	1.50%	10.38%	0.00%
Oncore & Firstar Oncore Value	381,338	$12.321848	$4,698,786	0.90%	11.03%	0.00%
Oncore & Firstar Oncore Premier	514,265	$12.100392	$6,222,814	1.40%	10.49%	0.00%
Oncore & Firstar Oncore Xtra	397,514	$12.100392	$4,810,070	1.40%	10.49%	0.00%
Oncore & Firstar Oncore Lite	685,688	$12.100392	$8,297,090	1.40%	10.49%	0.00%

	2,042,000		$24,796,136

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2004
Top Tradition	6,694	$11.039073	$73,896	1.10%	7.44%	0.90%
Top Plus	12,814	$11.097582	$142,201	0.90%	7.65%	0.95%
Top Explorer	37,425	$10.980911	$410,958	1.30%	7.23%	1.09%
Oncore Flex	635	$10.923170	$6,941	1.50%	7.01%	1.06%
Oncore & Firstar Oncore Value	12,661	$11.097582	$140,506	0.90%	7.65%	1.33%
Oncore & Firstar Oncore Premier	40,686	$10.951971	$445,597	1.40%	7.12%	1.12%
Oncore & Firstar Oncore Xtra	44,385	$10.951971	$486,099	1.40%	7.12%	1.12%
Oncore Lite	4,790	$10.951971	$52,464	1.40%	7.12%	1.12%

	160,090		$1,758,662

2003
Top Tradition	6,755	$10.274749	$69,401	1.10%	31.02%	0.48%
Top Plus	8,601	$10.308725	$88,661	0.90%	31.28%	0.46%
Top Explorer	34,505	$10.240892	$353,366	1.30%	30.76%	0.59%
Oncore Flex	637	$10.207211	$6,498	1.50%	30.50%	1.52%
Oncore Value	9,401	$10.308725	$96,912	0.90%	31.28%	0.33%
Oncore Premier	41,234	$10.224018	$421,579	1.40%	30.63%	0.78%
Oncore & Firstar Oncore Xtra	31,261	$10.224018	$319,617	1.40%	30.63%	0.78%
Oncore Lite	1,368	$10.224018	$13,986	1.40%	30.63%	0.78%

	133,762		$1,370,020

Bryton Growth Subaccount
2007
Top Tradition	6,031	$12.613740	$76,071	1.10%	8.69%	0.00%
Top Plus	3,375	$12.756208	$43,052	0.90%	8.91%	0.00%
Investar Vision	33	$12.997704	$431	1.40%	8.37%	0.00%
Top Explorer	9,494	$12.473139	$118,417	1.30%	8.47%	0.00%
Oncore & Firstar Oncore Flex	19,185	$12.334314	$236,632	1.50%	8.26%	0.00%
Oncore & Firstar Oncore Value	901,211	$12.756208	$11,496,033	0.90%	8.91%	0.00%
Oncore & Firstar Oncore Premier	820,453	$12.403461	$10,176,461	1.40%	8.37%	0.00%
Oncore & Firstar Oncore Xtra	836,840	$12.403461	$10,379,710	1.40%	8.37%	0.00%
Oncore & Firstar Oncore Lite	2,130,461	$12.403461	$26,425,094	1.40%	8.37%	0.00%
Oncore Ultra	147,837	$12.403461	$1,833,692	1.40%	8.37%	0.00%
Oncore Wrap	1,292	$11.601354	$14,989	0.65%	9.18%	0.00%

	4,876,212		$60,800,582

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount (continued)
2006
Top Tradition	5,945	$11.605216	$68,994	1.10%	15.47%	0.00%
Top Plus	4,198	$11.712928	$49,168	0.90%	15.70%	0.00%
Investar Vision	33	$11.994161	$398	1.40%	15.13%	0.00%
Top Explorer	6,377	$11.498661	$73,326	1.30%	15.25%	0.00%
Oncore & Firstar Oncore Flex	2,574	$11.393271	$29,327	1.50%	15.02%	0.00%
Oncore & Firstar Oncore Value	417,125	$11.712928	$4,885,749	0.90%	15.70%	0.00%
Oncore & Firstar Oncore Premier	461,899	$11.445796	$5,286,806	1.40%	15.13%	0.00%
Oncore & Firstar Oncore Xtra	452,326	$11.445796	$5,177,235	1.40%	15.13%	0.00%
Oncore & Firstar Oncore Lite	843,838	$11.445796	$9,658,394	1.40%	15.13%	0.00%
Oncore Ultra	33,018	$11.445796	$377,913	1.40%	15.88%	0.00%	8/7/06

	2,227,333		$25,607,310

2005
Top Tradition	7,262	$10.050205	$72,989	1.10%	3.17%	0.02%
Top Plus	6,105	$10.123465	$61,800	0.90%	3.38%	0.02%
Top Explorer	12,938	$9.977577	$129,087	1.30%	2.97%	0.02%
Oncore Flex	570	$9.905614	$5,651	1.50%	2.77%	0.02%
Oncore & Firstar Oncore Value	165,846	$10.123465	$1,678,940	0.90%	3.38%	0.03%
Oncore & Firstar Oncore Premier	200,956	$9.941498	$1,997,807	1.40%	2.87%	0.03%
Oncore & Firstar Oncore Xtra	199,913	$9.941498	$1,987,435	1.40%	2.87%	0.03%
Oncore & Firstar Oncore Lite	279,045	$9.941498	$2,774,112	1.40%	2.87%	0.03%

	872,635		$8,707,821

2004
Top Tradition	9,643	$9.741115	$93,929	1.10%	6.33%	0.00%
Top Plus	11,068	$9.792756	$108,383	0.90%	6.54%	0.00%
Top Explorer	24,711	$9.689786	$239,446	1.30%	6.12%	0.00%
Oncore Flex	142	$9.638831	$1,372	1.50%	5.91%	0.00%
Oncore Value	20,773	$9.792756	$203,422	0.90%	6.54%	0.00%
Oncore Premier	42,009	$9.664253	$405,985	1.40%	6.01%	0.00%
Oncore & Firstar Oncore Xtra	76,016	$9.664253	$734,640	1.40%	6.01%	0.00%
Oncore Lite	3,324	$9.664253	$32,123	1.40%	6.01%	0.00%

	187,686		$1,819,300

2003
Top Tradition	13,953	$9.161204	$127,830	1.10%	34.14%	0.00%
Top Plus	9,615	$9.191509	$88,378	0.90%	34.40%	0.00%
Top Explorer	24,726	$9.131024	$225,776	1.30%	33.87%	0.00%
Oncore Value	14,798	$9.191509	$136,013	0.90%	34.40%	0.00%
Oncore Premier	40,264	$9.115981	$367,051	1.40%	33.74%	0.00%
Oncore Xtra	45,266	$9.115981	$412,642	1.40%	33.74%	0.00%
Oncore Lite	2,113	$9.115981	$19,259	1.40%	33.74%	0.00%

	150,735		$1,376,949

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2007
Top Tradition	486	$12.246100	$5,957	1.10%	11.93%	0.37%
Top Explorer	681	$12.193915	$8,301	1.30%	11.71%	3.13%
Oncore Flex	19,665	$14.723496	$289,538	1.50%	11.49%	1.40%
Oncore Value	238,500	$15.046717	$3,588,639	0.90%	12.16%	0.38%
Oncore Premier	363,305	$14.776714	$5,368,470	1.40%	11.60%	0.36%
Oncore & Firstar Oncore Xtra	205,048	$14.776714	$3,029,933	1.40%	11.60%	0.36%
Oncore & Firstar Oncore Lite	704,942	$14.776714	$10,416,725	1.40%	11.60%	0.36%
Oncore Ultra	22,574	$14.776714	$333,562	1.40%	11.60%	0.36%

	1,555,201		$23,041,125

2006
Top Tradition	476	$10.940654	$5,211	1.10%	6.76%	1.23%
Oncore Flex	105	$13.206284	$1,388	1.50%	6.34%	0.12%
Oncore Value	223,147	$13.415981	$2,993,736	0.90%	6.97%	0.49%
Oncore Premier	380,435	$13.240888	$5,037,284	1.40%	6.44%	0.32%
Oncore & Firstar Oncore Xtra	238,994	$13.240888	$3,164,496	1.40%	6.44%	0.32%
Oncore & Firstar Oncore Lite	696,202	$13.240888	$9,218,329	1.40%	6.44%	0.32%
Oncore Ultra	506	$13.240888	$6,706	1.40%	7.59%	0.32%	8/7/06

	1,539,865		$20,427,150

2005
Oncore Flex	360	$12.419343	$4,467	1.50%	7.11%	0.00%
Oncore Value	72,503	$12.542147	$909,348	0.90%	7.74%	0.00%
Oncore & Firstar Oncore Premier	356,148	$12.439661	$4,430,357	1.40%	7.21%	0.00%
Oncore & Firstar Oncore Xtra	165,953	$12.439661	$2,064,401	1.40%	7.21%	0.00%
Oncore Lite	388,993	$12.439661	$4,838,937	1.40%	7.21%	0.00%

	983,957		$12,247,510

2004
Oncore Flex	3,337	$11.595024	$38,690	1.50%	15.95%	0.00%	5/3/04
Oncore Value	28,484	$11.640680	$331,579	0.90%	16.41%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	190,848	$11.602603	$2,214,332	1.40%	16.03%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	59,312	$11.602603	$688,173	1.40%	16.03%	0.00%	5/3/04
Oncore Lite	123,625	$11.602603	$1,434,373	1.40%	16.03%	0.00%	5/3/04

	405,606		$4,707,147

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2007
Top Tradition	4,801	$12.670021	$60,832	1.10%	11.07%	0.00%
Top Plus	3,159	$12.724386	$40,194	0.90%	11.29%	0.00%
Top Explorer	11,992	$12.616054	$151,286	1.30%	10.85%	0.00%
Oncore Flex	1,946	$14.102916	$27,438	1.50%	10.63%	0.00%
Oncore Value	74,987	$14.412496	$1,080,749	0.90%	11.29%	0.00%
Oncore & Firstar Oncore Premier	122,665	$14.153886	$1,736,206	1.40%	10.74%	0.00%
Oncore & Firstar Oncore Xtra	129,700	$14.153886	$1,835,766	1.40%	10.74%	0.00%
Oncore Lite	351,628	$14.153886	$4,976,898	1.40%	10.74%	0.00%
Oncore Ultra	5,352	$14.153886	$75,749	1.40%	10.74%	0.00%

	706,230		$9,985,118

2006
Top Tradition	4,800	$11.407110	$54,759	1.10%	11.90%	2.70%
Top Plus	1,087	$11.433262	$12,424	0.90%	12.12%	3.58%
Top Explorer	2,958	$11.381094	$33,671	1.30%	11.68%	3.72%
Oncore Flex	491	$12.747674	$6,256	1.50%	11.46%	0.96%
Oncore Value	61,944	$12.950090	$802,181	0.90%	12.12%	1.68%
Oncore & Firstar Oncore Premier	86,465	$12.781084	$1,105,116	1.40%	11.57%	1.36%
Oncore & Firstar Oncore Xtra	119,845	$12.781084	$1,531,752	1.40%	11.57%	1.36%
Oncore Lite	273,201	$12.781084	$3,491,804	1.40%	11.57%	1.36%
Oncore Ultra	2,716	$12.781084	$34,710	1.40%	6.50%	1.36%	8/7/06

	553,507		$7,072,673

2005
Oncore Flex	724	$11.437239	$8,276	1.50%	1.95%	0.35%
Oncore Value	30,508	$11.550361	$352,384	0.90%	2.55%	0.29%
Oncore & Firstar Oncore Premier	62,832	$11.455950	$719,798	1.40%	2.05%	0.28%
Oncore Xtra	100,685	$11.455950	$1,153,443	1.40%	2.05%	0.28%
Oncore Lite	161,631	$11.455950	$1,851,642	1.40%	2.05%	0.28%

	356,380		$4,085,543

2004
Oncore Flex	178	$11.218760	$1,998	1.50%	12.19%	0.00%	5/3/04
Oncore Value	7,633	$11.262923	$85,969	0.90%	12.63%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	28,154	$11.226079	$316,065	1.40%	12.26%	0.00%	5/3/04
Oncore Xtra	53,809	$11.226079	$604,060	1.40%	12.26%	0.00%	5/3/04
Oncore Lite	58,596	$11.226079	$657,805	1.40%	12.26%	0.00%	5/3/04

	148,370		$1,665,897

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount
2007
Top Tradition	647	$11.294518	$7,304	1.10%	7.14%	0.00%
Top Plus	196	$11.342979	$2,223	0.90%	7.35%	0.00%
Top Explorer	423	$11.246398	$4,758	1.30%	6.93%	0.00%
Oncore Flex	82	$11.827149	$972	1.50%	6.72%	0.00%
Oncore Value	88,351	$12.086802	$1,067,884	0.90%	7.35%	0.00%
Oncore & Firstar Oncore Premier	62,712	$11.869912	$744,372	1.40%	6.82%	0.00%
Oncore & Firstar Oncore Xtra	46,851	$11.869912	$556,118	1.40%	6.82%	0.00%
Oncore Lite	217,333	$11.869912	$2,579,727	1.40%	6.82%	0.00%
Oncore Ultra	2,175	$11.869912	$25,823	1.40%	6.82%	0.00%

	418,770		$4,989,181

2006
Top Tradition	186	$10.541712	$1,964	1.10%	3.03%	0.00%
Top Plus	196	$10.565890	$2,070	0.90%	3.23%	0.00%
Oncore Flex	4,916	$11.082754	$54,485	1.50%	2.62%	0.00%
Oncore Value	77,873	$11.258746	$876,750	0.90%	3.23%	0.00%
Oncore & Firstar Oncore Premier	62,654	$11.111810	$696,206	1.40%	2.72%	0.00%
Oncore & Firstar Oncore Xtra	82,923	$11.111810	$921,420	1.40%	2.72%	0.00%
Oncore Lite	269,457	$11.111810	$2,994,160	1.40%	2.72%	0.00%
Oncore Ultra	72	$11.111810	$796	1.40%	5.49%	0.00%	8/7/06

	498,277		$5,547,851

2005
Top Plus	196	$10.235413	$2,006	0.90%	2.35%	0.00%	11/2/05
Oncore Flex	4,917	$10.799790	$53,100	1.50%	1.46%	0.00%
Oncore Value	66,981	$10.906590	$730,530	0.90%	2.06%	0.00%
Oncore & Firstar Oncore Premier	65,416	$10.817466	$707,632	1.40%	1.56%	0.00%
Oncore & Firstar Oncore Xtra	73,699	$10.817466	$797,232	1.40%	1.56%	0.00%
Oncore & Firstar Oncore Lite	167,931	$10.817466	$1,816,602	1.40%	1.56%	0.00%

	379,140		$4,107,102

2004
Oncore Flex	3,003	$10.644429	$31,962	1.50%	6.44%	0.00%	5/3/04
Oncore Value	28,221	$10.686342	$301,580	0.90%	6.86%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	11,817	$10.651383	$125,872	1.40%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	63,366	$10.651383	$674,940	1.40%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Lite	77,546	$10.651383	$825,967	1.40%	6.51%	0.00%	5/3/04

	183,953		$1,960,321

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
2007
Top Tradition	4,436	$12.036577	$53,393	1.10%	8.53%	1.01%
Top Plus	1,155	$12.088235	$13,964	0.90%	8.75%	0.69%
Top Explorer	3,557	$11.985299	$42,636	1.30%	8.32%	0.88%
Oncore & Firstar Oncore Flex	86,986	$11.934271	$1,038,120	1.50%	8.10%	0.86%
Oncore Value	224,301	$12.088235	$2,711,398	0.90%	8.75%	0.94%
Oncore & Firstar Oncore Premier	209,269	$11.959727	$2,502,797	1.40%	8.21%	1.09%
Oncore & Firstar Oncore Xtra	124,620	$11.959727	$1,490,416	1.40%	8.21%	1.09%
Oncore & Firstar Oncore Lite	1,002,145	$11.959727	$11,985,380	1.40%	8.21%	1.09%
Oncore Ultra	233,565	$11.959727	$2,793,379	1.40%	8.21%	1.09%

	1,890,034		$22,631,483

2006
Top Tradition	58	$11.090054	$638	1.10%	9.56%	0.01%
Top Plus	1,715	$11.115487	$19,059	0.90%	9.78%	0.02%
Oncore Flex	75,791	$11.039540	$836,693	1.50%	9.13%	0.01%
Oncore Value	165,221	$11.115487	$1,836,511	0.90%	9.78%	0.03%
Oncore & Firstar Oncore Premier	154,174	$11.052135	$1,703,978	1.40%	9.24%	0.02%
Oncore Xtra	46,219	$11.052135	$510,819	1.40%	9.24%	0.02%
Oncore Lite	424,460	$11.052135	$4,691,185	1.40%	9.24%	0.02%
Oncore Ultra	75,702	$11.052135	$836,664	1.40%	9.40%	0.02%	8/7/06

	943,340		$10,435,547

2005
Top Tradition	254	$10.122377	$2,572	1.10%	1.22%	0.00%	11/2/05
Oncore Flex	75,791	$10.116026	$766,705	1.50%	1.16%	0.00%	11/2/05
Oncore Value	3,605	$10.125566	$36,505	0.90%	1.26%	0.00%	11/2/05
Oncore Premier	1,731	$10.117607	$17,516	1.40%	1.18%	0.00%	11/2/05
Oncore Xtra	7,135	$10.117607	$72,193	1.40%	1.18%	0.00%	11/2/05
Oncore Lite	51,678	$10.117607	$522,847	1.40%	1.18%	0.00%	11/2/05

	140,194		$1,418,338

Target Equity/Income Subaccount
2007
Top I	5,299	$11.946722	$63,307	1.10%	9.21%	1.37%
Top Tradition	16,523	$11.946722	$197,399	1.10%	9.21%	1.65%
Top Plus	1,575	$11.998011	$18,897	0.90%	9.43%	1.31%
Top Explorer	8,746	$11.895824	$104,037	1.30%	8.99%	1.54%
Oncore Flex	103,928	$11.845168	$1,231,045	1.50%	8.78%	1.41%
Oncore & Firstar Oncore Value	399,359	$11.998011	$4,791,516	0.90%	9.43%	1.51%
Oncore & Firstar Oncore Premier	365,196	$11.870441	$4,335,038	1.40%	8.89%	1.68%
Oncore & Firstar Oncore Xtra	384,200	$11.870441	$4,560,620	1.40%	8.89%	1.68%
Oncore & Firstar Oncore Lite	1,653,119	$11.870441	$19,623,251	1.40%	8.89%	1.68%
Oncore Ultra	244,845	$11.870441	$2,906,416	1.40%	8.89%	1.68%

	3,182,790		$37,831,526

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount (continued)
2006
Top I	5,048	$10.939213	$55,216	1.10%	8.18%	0.75%
Top Tradition	7,614	$10.939213	$83,289	1.10%	8.18%	0.84%
Top Plus	1,622	$10.964309	$17,787	0.90%	8.39%	0.88%
Top Explorer	782	$10.914261	$8,540	1.30%	7.96%	1.73%
Oncore Flex	79,272	$10.889373	$863,219	1.50%	7.75%	0.68%
Oncore & Firstar Oncore Value	284,392	$10.964309	$3,118,158	0.90%	8.39%	1.01%
Oncore & Firstar Oncore Premier	356,226	$10.901793	$3,883,505	1.40%	7.86%	0.93%
Oncore Xtra	289,482	$10.901793	$3,155,872	1.40%	7.86%	0.93%
Oncore & Firstar Oncore Lite	818,183	$10.901793	$8,919,664	1.40%	7.86%	0.93%
Oncore Ultra	20,733	$10.901793	$226,031	1.40%	5.13%	0.93%	8/7/06

	1,863,354		$20,331,281

2005
Top Tradition	2,020	$10.112390	$20,429	1.10%	1.12%	0.00%	11/2/05
Oncore Flex	75,000	$10.106042	$757,953	1.50%	1.06%	0.00%	11/2/05
Oncore Value	30,860	$10.115577	$312,169	0.90%	1.16%	0.00%	11/2/05
Oncore Premier	139,489	$10.107627	$1,409,904	1.40%	1.08%	0.00%	11/2/05
Oncore Xtra	6,746	$10.107627	$68,186	1.40%	1.08%	0.00%	11/2/05
Oncore Lite	98,317	$10.107627	$993,746	1.40%	1.08%	0.00%	11/2/05

	352,432		$3,562,387

Bristol Growth Subaccount
2007
Top Explorer	1,006	$10.250753	$10,310	1.30%	2.51%	0.00%	5/1/07
Oncore Value	10,096	$10.277908	$103,770	0.90%	2.78%	0.00%	5/1/07
Oncore Premier	22,101	$10.243993	$226,405	1.40%	2.44%	0.00%	5/1/07
Oncore Xtra	5,681	$10.243993	$58,192	1.40%	2.44%	0.00%	5/1/07
Oncore Lite	37,298	$10.243993	$382,084	1.40%	2.44%	0.00%	5/1/07

	76,182		$780,761

Dow Target 10 Portfolios:
First Quarter Subaccount
2007
Top Tradition	602	$12.838748	$7,731	1.10%	–0.49%	0.00%
Top Explorer	743	$12.637417	$9,390	1.30%	–0.69%	0.00%
Oncore Flex	8,214	$12.416044	$101,983	1.50%	–0.89%	0.00%
Oncore & Firstar Oncore Value	37,400	$13.096036	$489,797	0.90%	–0.30%	0.00%
Oncore & Firstar Oncore Premier	80,851	$12.526572	$1,012,791	1.40%	–0.79%	0.00%
Oncore & Firstar Oncore Xtra	23,182	$12.526572	$290,388	1.40%	–0.79%	0.00%
Oncore Lite	64,327	$12.526572	$805,793	1.40%	–0.79%	0.00%
Oncore Ultra	10,940	$12.526572	$137,042	1.40%	–0.79%	0.00%

	226,259		$2,854,915

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
First Quarter Subaccount (continued)
2006
Top Tradition	517	$12.902603	$6,669	1.10%	27.46%	7.62%
Top Explorer	1,226	$12.725522	$15,602	1.30%	27.21%	7.99%
Oncore Flex	5,261	$12.527446	$65,906	1.50%	26.96%	7.57%
Oncore & Firstar Oncore Value	20,836	$13.134966	$273,675	0.90%	27.72%	7.38%
Oncore & Firstar Oncore Premier	111,602	$12.626436	$1,409,135	1.40%	27.09%	7.22%
Oncore & Firstar Oncore Xtra	22,032	$12.626436	$278,188	1.40%	27.09%	7.22%
Oncore Lite	29,134	$12.626436	$367,861	1.40%	27.09%	7.22%

	190,608		$2,417,036

2005
Top Tradition	555	$10.122592	$5,617	1.10%	–7.24%	0.00%
Top Plus	491	$10.243391	$5,032	0.90%	–7.06%	0.00%
Top Explorer	1,096	$10.003354	$10,959	1.30%	–7.43%	0.00%
Oncore Flex	6,493	$9.867028	$64,064	1.50%	–7.61%	0.00%
Oncore & Firstar Oncore Value	24,235	$10.284567	$249,245	0.90%	–7.06%	0.00%
Oncore & Firstar Oncore Premier	133,633	$9.935236	$1,327,671	1.40%	–7.52%	0.00%
Oncore & Firstar Oncore Xtra	35,345	$9.935236	$351,160	1.40%	–7.52%	0.00%
Oncore Lite	18,854	$9.935236	$187,336	1.40%	–7.52%	0.00%

	220,702		$2,201,084

2004
Top Tradition	1,889	$10.913089	$20,610	1.10%	2.09%	0.00%
Top Plus	491	$11.021522	$5,414	0.90%	2.29%	0.00%
Top Explorer	941	$10.805814	$10,165	1.30%	1.88%	0.00%
Oncore Flex	23,583	$10.679548	$251,858	1.50%	1.68%	0.00%
Oncore & Firstar Oncore Value	31,655	$11.065824	$350,294	0.90%	2.29%	0.00%
Oncore & Firstar Oncore Premier	144,729	$10.742820	$1,554,795	1.40%	1.78%	0.00%
Oncore & Firstar Oncore Xtra	39,970	$10.742820	$429,386	1.40%	1.78%	0.00%
Oncore Lite	15,564	$10.742820	$167,202	1.40%	1.78%	0.00%

	258,822		$2,789,724

2003
Top Tradition	1,589	$10.689982	$16,981	1.10%	23.88%	3.26%
Top Explorer	3,025	$10.605901	$32,086	1.30%	23.64%	3.25%
Oncore Flex	28,325	$10.502718	$297,487	1.50%	23.40%	3.25%
Oncore & Firstar Oncore Value	37,842	$10.818103	$409,382	0.90%	24.13%	3.10%
Oncore & Firstar Oncore Premier	153,537	$10.554517	$1,620,518	1.40%	23.52%	3.18%
Oncore & Firstar Oncore Xtra	27,667	$10.554517	$292,010	1.40%	23.52%	3.18%
Oncore Lite	7,386	$10.554517	$77,951	1.40%	23.52%	3.18%

	259,371		$2,746,415

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount
2007
Top Tradition	239	$16.200928	$3,869	1.10%	3.92%	0.00%
Top Explorer	1,934	$15.954786	$30,856	1.30%	3.72%	0.00%
Oncore Flex	856	$14.678161	$12,562	1.50%	3.51%	0.00%
Oncore & Firstar Oncore Value	35,011	$15.460202	$541,280	0.90%	4.13%	0.00%
Oncore & Firstar Oncore Premier	98,335	$14.805313	$1,455,873	1.40%	3.61%	0.00%
Oncore & Firstar Oncore Xtra	55,169	$14.805313	$816,800	1.40%	3.61%	0.00%
Oncore & Firstar Oncore Lite	40,940	$14.805313	$606,136	1.40%	3.61%	0.00%
Oncore Ultra	6,118	$14.805313	$90,582	1.40%	3.61%	0.00%

	238,602		$3,557,958

2006
Top Tradition	164	$15.589464	$2,561	1.10%	28.23%	6.52%
Top Explorer	2,162	$15.383132	$33,264	1.30%	27.98%	6.58%
Oncore Flex	68	$14.180360	$970	1.50%	27.73%	3.46%
Oncore & Firstar Oncore Value	30,600	$14.847093	$454,327	0.90%	28.48%	6.40%
Oncore & Firstar Oncore Premier	109,419	$14.289034	$1,563,464	1.40%	27.85%	6.19%
Oncore & Firstar Oncore Xtra	73,012	$14.289034	$1,043,277	1.40%	27.85%	6.19%
Oncore & Firstar Oncore Lite	20,026	$14.289034	$286,157	1.40%	27.85%	6.19%

	235,451		$3,384,020

2005
Top Tradition	162	$12.157413	$1,965	1.10%	–3.67%	0.00%
Top Explorer	2,151	$12.020151	$25,861	1.30%	–3.86%	0.00%
Oncore Flex	496	$11.102141	$5,505	1.50%	–4.05%	0.00%
Oncore & Firstar Oncore Value	31,140	$11.555629	$359,844	0.90%	–3.48%	0.00%
Oncore & Firstar Oncore Premier	134,973	$11.176238	$1,508,487	1.40%	–3.95%	0.00%
Oncore & Firstar Oncore Xtra	75,262	$11.176238	$841,146	1.40%	–3.95%	0.00%
Oncore & Firstar Oncore Lite	21,012	$11.176238	$234,832	1.40%	–3.95%	0.00%

	265,196		$2,977,640

2004
Top Tradition	467	$12.620548	$5,888	1.10%	0.82%	0.00%
Top Explorer	2,155	$12.502660	$26,938	1.30%	0.62%	0.00%
Oncore Flex	1,299	$11.570552	$15,026	1.50%	0.42%	0.00%
Oncore & Firstar Oncore Value	30,100	$11.972150	$360,360	0.90%	1.02%	0.00%
Oncore & Firstar Oncore Premier	155,610	$11.636337	$1,810,745	1.40%	0.52%	0.00%
Oncore & Firstar Oncore Xtra	65,873	$11.636337	$766,526	1.40%	0.52%	0.00%
Oncore & Firstar Oncore Lite	13,728	$11.636337	$159,745	1.40%	0.52%	0.00%

	269,232		$3,145,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount (continued)
2003
Top Tradition	385	$12.518333	$4,821	1.10%	26.97%	2.80%
Top Explorer	2,252	$12.426010	$27,989	1.30%	26.72%	2.93%
Oncore Flex	1,446	$11.522391	$16,665	1.50%	26.47%	2.72%
Oncore & Firstar Oncore Value	30,998	$11.851641	$367,382	0.90%	27.22%	2.76%
Oncore & Firstar Oncore Premier	165,780	$11.576462	$1,919,135	1.40%	26.59%	2.89%
Oncore & Firstar Oncore Xtra	79,238	$11.576462	$917,292	1.40%	26.59%	2.89%
Oncore Lite	8,352	$11.576462	$96,691	1.40%	26.59%	2.89%

	288,451		$3,349,975

Third Quarter Subaccount
2007
Top Tradition	1,517	$15.653302	$23,743	1.10%	4.38%	0.00%
Top Explorer	5,224	$15.423086	$80,566	1.30%	4.17%	0.00%
Oncore Flex	9,673	$11.890758	$115,025	1.50%	3.96%	0.00%
Oncore & Firstar Oncore Value	120,947	$12.505882	$1,512,555	0.90%	4.58%	0.00%
Oncore & Firstar Oncore Premier	83,435	$11.990860	$1,000,447	1.40%	4.07%	0.00%
Oncore & Firstar Oncore Xtra	22,695	$11.990860	$272,130	1.40%	4.07%	0.00%
Oncore Lite	80,457	$11.990860	$964,748	1.40%	4.07%	0.00%
Oncore Ultra	21,095	$11.990860	$252,953	1.40%	4.07%	0.00%

	345,043		$4,222,167

2006
Top Tradition	1,553	$14.997044	$23,290	1.10%	26.57%	5.78%
Top Explorer	7,114	$14.805857	$105,330	1.30%	26.32%	5.50%
Oncore & Firstar Oncore Flex	10,523	$11.437563	$120,358	1.50%	26.07%	5.35%
Oncore & Firstar Oncore Value	110,960	$11.957743	$1,326,828	0.90%	26.82%	7.34%
Oncore & Firstar Oncore Premier	110,505	$11.522424	$1,273,281	1.40%	26.19%	5.88%
Oncore & Firstar Oncore Xtra	55,322	$11.522424	$637,449	1.40%	26.19%	5.88%
Oncore Lite	40,606	$11.522424	$467,884	1.40%	26.19%	5.88%
Oncore Ultra	934	$11.522424	$10,759	1.40%	10.45%	5.88%	8/7/06

	337,517		$3,965,179

2005
Top Tradition	1,612	$11.849075	$19,107	1.10%	–6.45%	0.00%
Top Explorer	7,558	$11.721071	$88,583	1.30%	–6.63%	0.00%
Oncore & Firstar Oncore Flex	11,590	$9.072397	$105,145	1.50%	–6.82%	0.00%
Oncore & Firstar Oncore Value	78,645	$9.429101	$741,553	0.90%	–6.26%	0.00%
Oncore & Firstar Oncore Premier	131,028	$9.130719	$1,196,378	1.40%	–6.72%	0.00%
Oncore & Firstar Oncore Xtra	42,047	$9.130719	$383,924	1.40%	–6.72%	0.00%
Oncore Lite	38,720	$9.130719	$353,540	1.40%	–6.72%	0.00%

	311,200		$2,888,230

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount (continued)
2004
Top Tradition	2,487	$12.665868	$31,496	1.10%	2.21%	0.00%
Top Explorer	8,719	$12.553757	$109,462	1.30%	2.01%	0.00%
Oncore & Firstar Oncore Flex	11,626	$9.736068	$113,189	1.50%	1.81%	0.00%
Oncore & Firstar Oncore Value	74,755	$10.059185	$751,972	0.90%	2.42%	0.00%
Oncore & Firstar Oncore Premier	155,269	$9.789027	$1,519,938	1.40%	1.91%	0.00%
Oncore & Firstar Oncore Xtra	46,071	$9.789027	$450,986	1.40%	1.91%	0.00%
Oncore Lite	30,819	$9.789027	$301,687	1.40%	1.91%	0.00%

	329,746		$3,278,730

2003
Top Tradition	2,474	$12.391628	$30,659	1.10%	23.11%	3.07%
Top Explorer	8,658	$12.306306	$106,552	1.30%	22.87%	3.19%
Oncore & Firstar Oncore Flex	11,291	$9.563072	$107,974	1.50%	22.63%	3.04%
Oncore & Firstar Oncore Value	63,987	$9.821865	$628,468	0.90%	23.36%	2.93%
Oncore & Firstar Oncore Premier	169,253	$9.605588	$1,625,778	1.40%	22.75%	3.03%
Oncore & Firstar Oncore Xtra	56,680	$9.605588	$544,440	1.40%	22.75%	3.03%
Oncore Lite	16,272	$9.605588	$156,305	1.40%	22.75%	3.03%

	328,615		$3,200,176

Fourth Quarter Subaccount
2007
Top Tradition	916	$15.787942	$14,463	1.10%	2.43%	0.00%
Top Plus	106	$16.016146	$1,699	0.90%	2.63%	0.00%
Top Explorer	1,376	$15.563400	$21,417	1.30%	2.22%	0.00%
Oncore Flex	53,586	$13.098192	$701,878	1.50%	2.02%	0.00%
Oncore & Firstar Oncore Value	59,999	$13.755150	$825,299	0.90%	2.63%	0.00%
Oncore & Firstar Oncore Premier	80,482	$13.205149	$1,062,771	1.40%	2.12%	0.00%
Oncore & Firstar Oncore Xtra	16,224	$13.205149	$214,234	1.40%	2.12%	0.00%
Oncore Lite	144,844	$13.205149	$1,912,683	1.40%	2.12%	0.00%
Oncore Ultra	22,948	$13.205149	$303,038	1.40%	2.12%	0.00%

	380,481		$5,057,482

2006
Top Tradition	950	$15.413865	$14,645	1.10%	26.03%	5.38%
Top Plus	330	$15.605547	$5,147	0.90%	26.28%	5.31%
Top Explorer	788	$15.224844	$11,999	1.30%	25.78%	6.16%
Oncore Flex	7,202	$12.838715	$92,469	1.50%	25.53%	5.32%
Oncore & Firstar Oncore Value	46,481	$13.402515	$622,961	0.90%	26.28%	10.23%
Oncore & Firstar Oncore Premier	78,202	$12.930732	$1,011,205	1.40%	25.66%	5.95%
Oncore & Firstar Oncore Xtra	26,765	$12.930732	$346,096	1.40%	25.66%	5.95%
Oncore Lite	40,329	$12.930732	$521,486	1.40%	25.66%	5.95%
Oncore Ultra	14,526	$12.930732	$187,828	1.40%	10.54%	5.95%	8/7/06

	215,573		$2,813,836

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2005
Top Tradition	944	$12.230451	$11,542	1.10%	–5.54%	0.00%
Top Plus	339	$12.358123	$4,185	0.90%	–5.35%	0.00%
Top Explorer	702	$12.104285	$8,498	1.30%	–5.73%	0.00%
Oncore Flex	7,472	$10.227332	$76,422	1.50%	–5.91%	0.00%
Oncore & Firstar Oncore Value	22,574	$10.613529	$239,592	0.90%	–5.35%	0.00%
Oncore & Firstar Oncore Premier	87,456	$10.290509	$899,969	1.40%	–5.82%	0.00%
Oncore & Firstar Oncore Xtra	41,856	$10.290509	$430,720	1.40%	–5.82%	0.00%
Oncore Lite	34,639	$10.290509	$356,455	1.40%	–5.82%	0.00%

	195,982		$2,027,383

2004
Top Tradition	1,874	$12.947669	$24,267	1.10%	0.04%	0.00%
Top Plus	348	$13.056995	$4,543	0.90%	0.23%	0.00%
Top Explorer	738	$12.839375	$9,480	1.30%	–0.16%	0.00%
Oncore & Firstar Oncore Flex	8,286	$10.869807	$90,062	1.50%	–0.36%	0.00%
Oncore & Firstar Oncore Value	24,956	$11.213748	$279,851	0.90%	0.23%	0.00%
Oncore & Firstar Oncore Premier	97,060	$10.926212	$1,060,497	1.40%	–0.26%	0.00%
Oncore & Firstar Oncore Xtra	41,599	$10.926212	$454,522	1.40%	–0.26%	0.00%
Oncore Lite	22,424	$10.926212	$245,012	1.40%	–0.26%	0.00%

	197,285		$2,168,234

2003
Top Tradition	1,882	$12.943122	$24,357	1.10%	22.47%	2.74%
Top Plus	586	$13.026525	$7,632	0.90%	22.71%	2.58%
Top Explorer	2,051	$12.860334	$26,376	1.30%	22.23%	2.86%
Oncore & Firstar Oncore Flex	9,876	$10.909110	$107,740	1.50%	21.99%	2.59%
Oncore & Firstar Oncore Value	48,093	$11.187585	$538,048	0.90%	22.71%	2.73%
Oncore & Firstar Oncore Premier	111,363	$10.954905	$1,219,963	1.40%	22.11%	2.83%
Oncore & Firstar Oncore Xtra	47,113	$10.954905	$516,123	1.40%	22.11%	2.83%
Oncore Lite	9,117	$10.954905	$99,881	1.40%	22.11%	2.83%

	230,081		$2,540,120

Dow Target 5 Portfolios:
First Quarter Subaccount
2007
Top Tradition	93	$16.438149	$1,534	1.10%	1.79%	0.00%
Top Explorer	7	$16.180464	$113	1.30%	1.58%	0.00%
Oncore Value	3,608	$16.700369	$60,252	0.90%	1.99%	0.00%
Oncore Premier	27,563	$16.053134	$442,475	1.40%	1.48%	0.00%
Oncore Xtra	14,877	$16.053134	$238,821	1.40%	1.48%	0.00%
Oncore & Firstar Oncore Lite	20,616	$16.053134	$330,951	1.40%	1.48%	0.00%
Oncore Ultra	1,857	$16.053134	$29,803	1.40%	1.48%	0.00%

	68,621		$1,103,949

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
First Quarter Subaccount (continued)
2006
Top I	181	$16.149554	$2,921	1.10%	39.31%	5.33%
Top Tradition	47	$16.149554	$766	1.10%	39.31%	2.18%
Oncore Value	341	$16.374521	$5,587	0.90%	39.58%	2.43%
Oncore & Firstar Oncore Premier	29,251	$15.818388	$462,708	1.40%	38.89%	5.13%
Oncore Xtra	24,774	$15.818388	$391,877	1.40%	38.89%	5.13%
Oncore & Firstar Oncore Lite	4,888	$15.818388	$77,316	1.40%	38.89%	5.13%

	59,482		$941,175

2005
Top I	181	$11.592905	$2,102	1.10%	–3.26%	0.00%
Top Tradition	180	$11.592905	$2,086	1.10%	–3.26%	0.00%
Top Explorer	769	$11.456407	$8,813	1.30%	–3.45%	0.00%
Oncore Value	1,190	$11.731211	$13,955	0.90%	–3.07%	0.00%
Oncore & Firstar Oncore Premier	31,015	$11.388760	$353,219	1.40%	–3.55%	0.00%
Oncore Xtra	26,736	$11.388760	$304,491	1.40%	–3.55%	0.00%
Oncore & Firstar Oncore Lite	4,193	$11.388760	$47,760	1.40%	–3.55%	0.00%

	64,264		$732,426

2004
Top I	182	$11.983597	$2,178	1.10%	9.48%	0.00%
Top Tradition	174	$11.983597	$2,086	1.10%	9.48%	0.00%
Top Explorer	772	$11.865840	$9,165	1.30%	9.26%	0.00%
Oncore Value	995	$12.102624	$12,046	0.90%	9.70%	0.00%
Oncore & Firstar Oncore Premier	23,813	$11.807403	$281,166	1.40%	9.16%	0.00%
Oncore Xtra	19,583	$11.807403	$231,224	1.40%	9.16%	0.00%
Oncore & Firstar Oncore Lite	4,015	$11.807403	$47,407	1.40%	9.16%	0.00%

	49,534		$585,272

2003
Top I	182	$10.945819	$1,994	1.10%	18.25%	2.68%
Top Tradition	274	$10.945819	$3,004	1.10%	18.25%	2.65%
Top Plus	1,579	$11.032629	$17,419	0.90%	18.48%	2.68%
Top Explorer	1,273	$10.859753	$13,823	1.30%	18.02%	2.43%
Oncore Value	996	$11.032629	$10,994	0.90%	18.48%	2.53%
Oncore & Firstar Oncore Premier	22,283	$10.816974	$241,028	1.40%	17.90%	2.55%
Oncore & Firstar Oncore Xtra	17,444	$10.816974	$188,691	1.40%	17.90%	2.55%
Oncore Lite	3,119	$10.816974	$33,734	1.40%	17.90%	2.55%

	47,150		$510,687

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Second Quarter Subaccount
2007
Top Tradition	5	$17.717956	$91	1.10%	3.70%	0.00%
Top Explorer	8	$17.448846	$136	1.30%	3.50%	0.00%
Oncore Value	5,674	$17.991767	$102,091	0.90%	3.91%	0.00%
Oncore & Firstar Oncore Premier	25,894	$17.315805	$448,378	1.40%	3.40%	0.00%
Oncore Xtra	29,939	$17.315805	$518,412	1.40%	3.40%	0.00%
Oncore & Firstar Oncore Lite	20,693	$17.315805	$358,319	1.40%	3.40%	0.00%
Oncore Ultra	5,321	$17.315805	$92,137	1.40%	3.40%	0.00%

	87,534		$1,519,564

2006
Top Tradition	399	$17.085151	$6,810	1.10%	36.37%	5.17%
Oncore Value	318	$17.314636	$5,510	0.90%	36.64%	6.41%
Oncore & Firstar Oncore Premier	20,821	$16.747196	$348,690	1.40%	35.97%	5.35%
Oncore Xtra	21,455	$16.747196	$359,310	1.40%	35.97%	5.35%
Oncore & Firstar Oncore Lite	9,713	$16.747196	$162,673	1.40%	35.97%	5.35%

	52,706		$882,993

2005
Top I	384	$12.528382	$4,813	1.10%	–4.15%	0.00%
Top Tradition	393	$12.528382	$4,927	1.10%	–4.15%	0.00%
Oncore Value	145	$12.671608	$1,840	0.90%	–3.96%	0.00%
Oncore & Firstar Oncore Premier	17,557	$12.316883	$216,243	1.40%	–4.43%	0.00%
Oncore Xtra	23,649	$12.316883	$291,285	1.40%	–4.43%	0.00%
Oncore & Firstar Oncore Lite	2,255	$12.316883	$27,766	1.40%	–4.43%	0.00%

	44,383		$546,874

2004
Top I	384	$13.070210	$5,025	1.10%	9.75%	0.00%
Top Tradition	388	$13.070210	$5,070	1.10%	9.75%	0.00%
Oncore Value	146	$13.193528	$1,923	0.90%	9.97%	0.00%
Oncore & Firstar Oncore Premier	19,312	$12.887587	$248,884	1.40%	9.43%	0.00%
Oncore Xtra	18,053	$12.887587	$232,662	1.40%	9.43%	0.00%
Oncore & Firstar Oncore Lite	1,334	$12.887587	$17,187	1.40%	9.43%	0.00%

	39,617		$510,751

2003
Top I	385	$11.908693	$4,582	1.10%	21.91%	2.53%
Top Tradition	382	$11.908693	$4,544	1.10%	21.91%	2.14%
Top Explorer	171	$11.820891	$2,025	1.30%	21.67%	2.30%
Oncore Value	276	$11.997233	$3,314	0.90%	22.15%	2.27%
Oncore & Firstar Oncore Premier	15,509	$11.777236	$182,657	1.40%	21.55%	2.48%
Oncore Xtra	18,430	$11.777236	$217,058	1.40%	21.55%	2.48%
Oncore Lite	1,076	$11.777236	$12,671	1.40%	21.55%	2.48%

	36,229		$426,851

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount
2007
Top Tradition	124	$13.687642	$1,696	1.10%	7.70%	0.00%
Top Explorer	7	$13.486277	$92	1.30%	7.49%	0.00%
Oncore Value	16,989	$13.892380	$236,014	0.90%	7.92%	0.00%
Oncore & Firstar Oncore Premier	23,012	$13.386757	$308,065	1.40%	7.38%	0.00%
Oncore Xtra	36,594	$13.386757	$489,874	1.40%	7.38%	0.00%
Oncore Lite	14,241	$13.386757	$190,639	1.40%	7.38%	0.00%
Oncore Ultra	8,111	$13.386757	$108,576	1.40%	7.38%	0.00%

	99,078		$1,334,956

2006
Top Tradition	125	$12.708856	$1,592	1.10%	34.89%	4.67%
Oncore Flex	257	$12.387065	$3,178	1.50%	34.36%	4.74%
Oncore Value	6,104	$12.873278	$78,579	0.90%	35.16%	6.91%
Oncore & Firstar Oncore Premier	24,119	$12.466572	$300,687	1.40%	34.50%	5.96%
Oncore Xtra	48,946	$12.466572	$610,189	1.40%	34.50%	5.96%
Oncore Lite	3,258	$12.466572	$40,617	1.40%	34.50%	5.96%

	82,809		$1,034,842

2005
Top Tradition	109	$9.421328	$1,026	1.10%	–20.06%	0.00%
Oncore Flex	257	$9.218989	$2,367	1.50%	–20.37%	0.00%
Oncore Value	3,341	$9.524383	$31,821	0.90%	–19.90%	0.00%
Oncore & Firstar Oncore Premier	27,566	$9.269049	$255,507	1.40%	–20.29%	0.00%
Oncore Xtra	17,912	$9.269049	$166,028	1.40%	–20.29%	0.00%
Oncore Lite	5,555	$9.269049	$51,495	1.40%	–20.29%	0.00%

	54,740		$508,244

2004
Top Tradition	341	$11.785236	$4,015	1.10%	6.69%	0.00%
Top Explorer	2,418	$11.680872	$28,240	1.30%	6.48%	0.00%
Oncore Flex	257	$11.577647	$2,973	1.50%	6.27%	0.00%
Oncore Value	2,704	$11.890616	$32,149	0.90%	6.90%	0.00%
Oncore & Firstar Oncore Premier	26,796	$11.629080	$311,627	1.40%	6.37%	0.00%
Oncore Xtra	17,189	$11.629080	$199,892	1.40%	6.37%	0.00%
Oncore Lite	1,191	$11.629080	$13,845	1.40%	6.37%	0.00%

	50,896		$592,741

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount (continued)
2003
Top Tradition	337	$11.046269	$3,720	1.10%	13.64%	3.27%
Top Explorer	3,347	$10.970174	$36,715	1.30%	13.41%	3.35%
Oncore Flex	257	$10.894764	$2,800	1.50%	13.19%	2.66%
Oncore Value	1,957	$11.122949	$21,765	0.90%	13.86%	2.45%
Oncore & Firstar Oncore Premier	35,323	$10.932361	$386,172	1.40%	13.30%	3.18%
Oncore & Firstar Oncore Xtra	16,583	$10.932361	$181,295	1.40%	13.30%	3.18%
Oncore Lite	489	$10.932361	$5,346	1.40%	13.30%	3.18%

	58,293		$637,813

Fourth Quarter Subaccount
2007
Top Tradition	93	$18.455819	$1,718	1.10%	5.79%	0.00%
Top Plus	453	$18.722554	$8,489	0.90%	6.01%	0.00%
Top Explorer	90	$18.193346	$1,630	1.30%	5.58%	0.00%
Oncore Flex	322	$13.177764	$4,243	1.50%	5.38%	0.00%
Oncore Value	13,776	$13.838753	$190,640	0.90%	6.01%	0.00%
Oncore & Firstar Oncore Premier	51,886	$13.285379	$689,321	1.40%	5.48%	0.00%
Oncore Xtra	18,571	$13.285379	$246,722	1.40%	5.48%	0.00%
Oncore Lite	33,788	$13.285379	$448,885	1.40%	5.48%	0.00%
Oncore Ultra	12,072	$13.285379	$160,384	1.40%	5.48%	0.00%

	131,051		$1,752,032

2006
Top Tradition	117	$17.444918	$2,042	1.10%	36.83%	4.94%
Top Plus	453	$17.661820	$8,008	0.90%	37.10%	4.33%
Top Explorer	80	$17.230999	$1,387	1.30%	36.56%	22.97%
Oncore Value	12,303	$13.054703	$160,612	0.90%	37.10%	32.40%
Oncore & Firstar Oncore Premier	36,019	$12.595151	$453,654	1.40%	36.43%	6.17%
Oncore Xtra	22,304	$12.595151	$280,919	1.40%	36.43%	6.17%
Oncore Lite	17,231	$12.595151	$217,023	1.40%	36.43%	6.17%
Oncore Ultra	1,941	$12.595151	$24,447	1.40%	7.46%	6.17%	8/7/06

	90,448		$1,148,092

2005
Top Tradition	113	$12.749342	$1,440	1.10%	–13.45%	0.00%
Top Plus	600	$12.882396	$7,734	0.90%	–13.28%	0.00%
Oncore Value	876	$9.521994	$8,342	0.90%	–13.28%	0.00%
Oncore & Firstar Oncore Premier	40,652	$9.232197	$375,307	1.40%	–13.71%	0.00%
Oncore Xtra	18,941	$9.232197	$174,869	1.40%	–13.71%	0.00%
Oncore Lite	4,510	$9.232197	$41,630	1.40%	–13.71%	0.00%

	65,692		$609,322

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2004
Top Tradition	107	$14.730567	$1,581	1.10%	5.40%	0.00%
Top Plus	600	$14.854913	$8,918	0.90%	5.60%	0.00%
Top Explorer	104	$14.607342	$1,526	1.30%	5.19%	0.00%
Oncore Value	1,023	$10.979975	$11,232	0.90%	5.60%	0.00%
Oncore & Firstar Oncore Premier	45,950	$10.698436	$491,577	1.40%	5.08%	0.00%
Oncore Xtra	21,508	$10.698436	$230,106	1.40%	5.08%	0.00%
Oncore Lite	1,353	$10.698436	$14,471	1.40%	5.08%	0.00%

	70,645		$759,411

2003
Top Tradition	102	$13.976503	$1,432	1.10%	18.25%	2.46%
Top Plus	816	$14.066554	$11,478	0.90%	18.48%	2.12%
Top Explorer	341	$13.887085	$4,738	1.30%	18.01%	2.42%
Oncore Value	1,828	$10.397256	$19,003	0.90%	18.48%	2.46%
Oncore & Firstar Oncore Premier	46,700	$10.180997	$475,442	1.40%	17.90%	2.67%
Oncore & Firstar Oncore Xtra	20,189	$10.180997	$205,546	1.40%	17.90%	2.67%
Oncore Lite	833	$10.180997	$8,485	1.40%	17.90%	2.67%

	70,809		$726,124

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount
2007
Top Explorer	102,968	$21.242717	$2,187,320	1.30%	25.33%	0.89%
2006
Top Explorer	144,498	$16.949844	$2,449,223	1.30%	5.48%	0.43%
2005
Top Explorer	194,709	$16.068911	$3,128,754	1.30%	4.44%	0.59%
2004
Top Explorer	295,990	$15.385058	$4,553,822	1.30%	2.05%	0.28%
2003
Top Explorer	342,395	$15.076312	$5,162,056	1.30%	31.15%	0.28%

VIP Equity-Income Subaccount
2007
Top Explorer	95,735	$20.961400	$2,006,738	1.30%	0.22%	1.56%
2006
Top Explorer	135,318	$20.915307	$2,830,217	1.30%	18.66%	3.35%
2005
Top Explorer	168,166	$17.626890	$2,964,244	1.30%	4.51%	1.75%
2004
Top Explorer	226,431	$16.866119	$3,819,007	1.30%	10.09%	1.59%
2003
Top Explorer	263,690	$15.319655	$4,039,633	1.30%	28.66%	2.00%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund: (continued)

VIP High Income Subaccount
2007
Top Explorer	17,402	$12.328123	$214,535	1.30%	1.46%	5.74%
2006
Top Explorer	43,142	$12.150732	$524,209	1.30%	9.81%	6.28%
2005
Top Explorer	63,067	$11.064892	$697,835	1.30%	1.39%	14.60%
2004
Top Explorer	82,781	$10.913572	$903,435	1.30%	8.18%	8.67%
2003
Top Explorer	98,462	$10.088071	$993,295	1.30%	25.63%	7.51%

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2007
Top I	3,545	$9.290215	$32,933	1.10%	13.83%	0.73%
Top Tradition	133,665	$9.290215	$1,241,772	1.10%	13.83%	0.71%
Top Plus	22,384	$9.441813	$211,343	0.90%	14.06%	0.66%
Investar Vision & Top Spectrum	8,214	$12.772481	$104,918	1.40%	13.49%	0.70%
Top Explorer	31,549	$9.141320	$288,398	1.30%	13.61%	0.68%
Oncore & Firstar Oncore Flex	25,620	$12.651224	$324,125	1.50%	13.38%	0.69%
Oncore & Firstar Oncore Value	91,919	$13.398511	$1,231,578	0.90%	14.06%	0.68%
Oncore & Firstar Oncore Premier	493,276	$12.772481	$6,300,368	1.40%	13.49%	0.68%
Oncore & Firstar Oncore Xtra	60,740	$12.772481	$775,800	1.40%	13.49%	0.68%

	870,912		$10,511,235

2006
Top I	3,663	$8.161292	$29,899	1.10%	10.17%	0.49%
Top Tradition	150,173	$8.161292	$1,225,607	1.10%	10.17%	0.48%
Top Plus	35,885	$8.277956	$297,051	0.90%	10.39%	0.47%
Investar Vision & Top Spectrum	9,669	$11.253869	$108,813	1.40%	9.84%	0.48%
Top Explorer	48,360	$8.046443	$389,128	1.30%	9.95%	0.47%
Oncore & Firstar Oncore Flex	30,159	$11.158078	$336,513	1.50%	9.74%	0.46%
Oncore & Firstar Oncore Value	137,652	$11.746926	$1,616,990	0.90%	10.39%	0.46%
Oncore & Firstar Oncore Premier	682,542	$11.253869	$7,681,235	1.40%	9.84%	0.47%
Oncore & Firstar Oncore Xtra	76,239	$11.253869	$857,983	1.40%	9.84%	0.47%

	1,174,342		$12,543,219

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2005
Top I	4,648	$7.407944	$34,431	1.10%	3.16%	0.34%
Top Tradition	174,095	$7.407944	$1,289,686	1.10%	3.16%	0.33%
Top Plus	47,032	$7.498999	$352,696	0.90%	3.36%	0.33%
Investar Vision & Top Spectrum	11,602	$10.245288	$118,861	1.40%	2.85%	0.32%
Top Explorer	69,223	$7.318094	$506,582	1.30%	2.95%	0.32%
Oncore & Firstar Oncore Flex	38,389	$10.168070	$390,344	1.50%	2.75%	0.30%
Oncore & Firstar Oncore Value	182,354	$10.641533	$1,940,522	0.90%	3.36%	0.32%
Oncore & Firstar Oncore Premier	892,972	$10.245288	$9,148,757	1.40%	2.85%	0.32%
Oncore & Firstar Oncore Xtra	84,386	$10.245288	$864,556	1.40%	2.85%	0.32%

	1,504,701		$14,646,435

2004
Top I	5,953	$7.181339	$42,752	1.10%	3.38%	0.14%
Top Tradition	211,039	$7.181339	$1,515,540	1.10%	3.38%	0.13%
Top Plus	76,951	$7.255263	$558,298	0.90%	3.58%	0.14%
Investar Vision & Top Spectrum	17,072	$9.961271	$170,054	1.40%	3.07%	0.13%
Top Explorer	90,047	$7.108215	$640,074	1.30%	3.17%	0.12%
Oncore & Firstar Oncore Flex	67,586	$9.895909	$668,820	1.50%	2.97%	0.13%
Oncore & Firstar Oncore Value	255,162	$10.295650	$2,627,055	0.90%	3.58%	0.13%
Oncore & Firstar Oncore Premier	1,167,051	$9.961271	$11,625,323	1.40%	3.07%	0.13%
Oncore & Firstar Oncore Xtra	111,717	$9.961271	$1,112,845	1.40%	3.07%	0.13%

	2,002,578		$18,960,761

2003
Top I	7,382	$6.946735	$51,283	1.10%	30.30%	0.08%
Top Tradition	266,246	$6.946735	$1,849,544	1.10%	30.30%	0.08%
Top Plus	87,949	$7.004322	$616,020	0.90%	30.56%	0.08%
Investar Vision & Top Spectrum	23,316	$9.664556	$225,339	1.40%	29.91%	0.09%
Top Explorer	145,041	$6.889647	$999,283	1.30%	30.04%	0.09%
Oncore & Firstar Oncore Flex	94,757	$9.610625	$910,674	1.50%	29.79%	0.08%
Oncore & Firstar Oncore Value	343,998	$9.939562	$3,419,189	0.90%	30.56%	0.08%
Oncore & Firstar Oncore Premier	1,492,481	$9.664556	$14,424,164	1.40%	29.91%	0.09%
Oncore & Firstar Oncore Xtra	169,713	$9.664556	$1,640,197	1.40%	29.91%	0.09%

	2,630,883		$24,135,693

International Growth Subaccount
2007
Oncore & Firstar Oncore Flex	19,652	$30.248653	$594,453	1.50%	26.41%	0.62%
Oncore & Firstar Oncore Value	63,560	$32.034274	$2,036,101	0.90%	27.17%	0.62%
Oncore & Firstar Oncore Premier	137,928	$30.538347	$4,212,102	1.40%	26.54%	0.62%
Oncore & Firstar Oncore Xtra	54,164	$30.538347	$1,654,073	1.40%	26.54%	0.62%

	275,304		$8,496,729

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
International Growth Subaccount (continued)
2006
Oncore & Firstar Oncore Flex	23,359	$23.928900	$558,948	1.50%	44.86%	1.90%
Oncore & Firstar Oncore Value	75,712	$25.190899	$1,907,265	0.90%	45.71%	2.12%
Oncore & Firstar Oncore Premier	158,060	$24.134153	$3,814,655	1.40%	45.00%	1.91%
Oncore & Firstar Oncore Xtra	62,116	$24.134153	$1,499,110	1.40%	45.00%	1.91%

	319,247		$7,779,978

2005
Oncore & Firstar Oncore Flex	33,269	$16.519053	$549,569	1.50%	30.34%	1.29%
Oncore & Firstar Oncore Value	67,171	$17.287798	$1,161,235	0.90%	31.12%	1.22%
Oncore & Firstar Oncore Premier	166,642	$16.644398	$2,773,655	1.40%	30.47%	1.22%
Oncore & Firstar Oncore Xtra	67,094	$16.644398	$1,116,742	1.40%	30.47%	1.22%

	334,176		$5,601,201

2004
Oncore & Firstar Oncore Flex	27,970	$12.673406	$354,473	1.50%	17.19%	0.90%
Oncore & Firstar Oncore Value	61,451	$13.185067	$810,234	0.90%	17.89%	0.91%
Oncore & Firstar Oncore Premier	189,524	$12.757043	$2,417,774	1.40%	17.30%	0.88%
Oncore & Firstar Oncore Xtra	58,820	$12.757043	$750,364	1.40%	17.30%	0.88%

	337,765		$4,332,845

2003
Oncore & Firstar Oncore Flex	30,477	$10.814633	$329,597	1.50%	32.92%	1.00%
Oncore & Firstar Oncore Value	62,869	$11.184582	$703,160	0.90%	33.71%	1.21%
Oncore & Firstar Oncore Premier	232,971	$10.875254	$2,533,622	1.40%	33.05%	1.22%
Oncore & Firstar Oncore Xtra	70,019	$10.875254	$761,474	1.40%	33.05%	1.22%

	396,336		$4,327,853

Worldwide Growth Subaccount
2007
Top I	5,912	$10.522468	$62,207	1.10%	8.43%	0.75%
Top Tradition	90,467	$10.522468	$951,933	1.10%	8.43%	0.74%
Top Plus	10,148	$10.694060	$108,521	0.90%	8.64%	0.68%
Investar Vision & Top Spectrum	13,721	$12.989674	$178,235	1.40%	8.11%	0.74%
Top Explorer	46,465	$10.353826	$481,086	1.30%	8.21%	0.74%
Oncore & Firstar Oncore Flex	24,411	$13.111326	$320,065	1.50%	8.00%	0.73%
Oncore & Firstar Oncore Value	58,553	$13.885571	$813,037	0.90%	8.64%	0.72%
Oncore & Firstar Oncore Premier	227,280	$13.236978	$3,008,511	1.40%	8.11%	0.70%
Oncore & Firstar Oncore Xtra	43,302	$13.236978	$573,185	1.40%	8.11%	0.70%

	520,259		$6,496,780

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2006
Top I	6,473	$9.704556	$62,821	1.10%	16.92%	1.73%
Top Tradition	104,692	$9.704556	$1,015,993	1.10%	16.92%	1.73%
Top Plus	11,082	$9.843191	$109,081	0.90%	17.15%	1.67%
Investar Vision & Top Spectrum	18,295	$12.015739	$219,824	1.40%	16.58%	1.51%
Top Explorer	56,725	$9.568011	$542,747	1.30%	16.69%	1.70%
Oncore & Firstar Oncore Flex	27,033	$12.140297	$328,194	1.50%	16.46%	1.68%
Oncore & Firstar Oncore Value	73,169	$12.780771	$935,158	0.90%	17.15%	1.71%
Oncore & Firstar Oncore Premier	333,728	$12.244500	$4,086,322	1.40%	16.58%	1.69%
Oncore & Firstar Oncore Xtra	57,170	$12.244500	$700,018	1.40%	16.58%	1.69%

	688,367		$8,000,158

2005
Top I	9,299	$8.300095	$77,183	1.10%	4.72%	1.30%
Top Tradition	125,911	$8.300095	$1,045,076	1.10%	4.72%	1.35%
Top Plus	21,516	$8.402063	$180,775	0.90%	4.92%	1.24%
Investar Vision & Top Spectrum	39,235	$10.307219	$404,408	1.40%	4.41%	1.33%
Top Explorer	91,796	$8.199446	$752,679	1.30%	4.51%	1.35%
Oncore & Firstar Oncore Flex	34,988	$10.424300	$364,731	1.50%	4.30%	1.17%
Oncore & Firstar Oncore Value	98,568	$10.909551	$1,075,337	0.90%	4.92%	1.31%
Oncore & Firstar Oncore Premier	458,681	$10.503437	$4,817,732	1.40%	4.41%	1.31%
Oncore & Firstar Oncore Xtra	69,151	$10.503437	$726,303	1.40%	4.41%	1.31%

	949,145		$9,444,224

2004
Top I	14,579	$7.926252	$115,553	1.10%	3.64%	1.02%
Top Tradition	164,556	$7.926252	$1,304,311	1.10%	3.64%	0.96%
Top Plus	39,696	$8.007801	$317,874	0.90%	3.84%	0.91%
Investar Vision & Top Spectrum	51,613	$9.872113	$509,534	1.40%	3.33%	0.94%
Top Explorer	113,552	$7.845571	$890,882	1.30%	3.43%	0.95%
Oncore & Firstar Oncore Flex	68,077	$9.994066	$680,363	1.50%	3.23%	0.95%
Oncore & Firstar Oncore Value	147,886	$10.397621	$1,537,658	0.90%	3.84%	0.91%
Oncore & Firstar Oncore Premier	629,370	$10.060040	$6,331,497	1.40%	3.33%	0.97%
Oncore & Firstar Oncore Xtra	104,791	$10.060040	$1,054,205	1.40%	3.33%	0.97%

	1,334,120		$12,741,877

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2003
Top I	14,297	$7.648142	$109,346	1.10%	22.64%	0.97%
Top Tradition	213,452	$7.648142	$1,632,511	1.10%	22.64%	1.11%
Top Plus	59,560	$7.711505	$459,296	0.90%	22.89%	1.07%
Investar Vision & Top Spectrum	66,624	$9.554088	$636,534	1.40%	22.28%	1.10%
Top Explorer	162,508	$7.585312	$1,232,672	1.30%	22.40%	1.11%
Oncore & Firstar Oncore Flex	87,186	$9.681675	$844,106	1.50%	22.16%	1.06%
Oncore & Firstar Oncore Value	247,172	$10.012904	$2,474,912	0.90%	22.89%	1.10%
Oncore & Firstar Oncore Premier	810,029	$9.735966	$7,886,412	1.40%	22.28%	1.09%
Oncore & Firstar Oncore Xtra	117,798	$9.735966	$1,146,879	1.40%	22.28%	1.09%

	1,778,626		$16,422,668

Balanced Subaccount
2007
Top I	9,529	$14.397113	$137,192	1.10%	9.33%	2.57%
Top Tradition	167,224	$14.397113	$2,407,541	1.10%	9.33%	2.51%
Top Plus	34,042	$14.631886	$498,095	0.90%	9.54%	2.42%
Investar Vision & Top Spectrum	57,739	$19.057974	$1,100,382	1.40%	9.00%	2.39%
Top Explorer	65,796	$14.166475	$932,095	1.30%	9.11%	2.37%
Oncore & Firstar Oncore Flex	20,791	$18.358442	$381,691	1.50%	8.89%	2.53%
Oncore & Firstar Oncore Value	75,468	$19.442322	$1,467,264	0.90%	9.54%	2.42%
Oncore & Firstar Oncore Premier	438,687	$18.534267	$8,130,774	1.40%	9.00%	2.41%
Oncore & Firstar Oncore Xtra	38,694	$18.534267	$717,161	1.40%	9.00%	2.41%

	907,970		$15,772,195

2006
Top I	10,425	$13.168911	$137,284	1.10%	9.52%	1.90%
Top Tradition	194,791	$13.168911	$2,565,186	1.10%	9.52%	2.14%
Top Plus	47,516	$13.357027	$634,674	0.90%	9.73%	2.04%
Investar Vision & Top Spectrum	88,148	$17.484172	$1,541,201	1.40%	9.19%	1.95%
Top Explorer	81,791	$12.983695	$1,061,954	1.30%	9.30%	2.04%
Oncore & Firstar Oncore Flex	22,625	$16.859100	$381,434	1.50%	9.09%	2.02%
Oncore & Firstar Oncore Value	97,998	$17.748339	$1,739,309	0.90%	9.73%	1.99%
Oncore & Firstar Oncore Premier	600,965	$17.003708	$10,218,626	1.40%	9.19%	2.00%
Oncore & Firstar Oncore Xtra	55,094	$17.003708	$936,795	1.40%	9.19%	2.00%

	1,199,353		$19,216,463

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2005
Top I	15,867	$12.024522	$190,795	1.10%	6.78%	2.14%
Top Tradition	222,441	$12.024522	$2,674,743	1.10%	6.78%	2.22%
Top Plus	65,259	$12.172221	$794,347	0.90%	6.99%	2.15%
Investar Vision & Top Spectrum	135,505	$16.012022	$2,169,708	1.40%	6.46%	2.15%
Top Explorer	110,233	$11.878778	$1,309,430	1.30%	6.57%	2.21%
Oncore & Firstar Oncore Flex	29,405	$15.454765	$454,451	1.50%	6.36%	1.86%
Oncore & Firstar Oncore Value	137,650	$16.174009	$2,226,356	0.90%	6.99%	2.21%
Oncore & Firstar Oncore Premier	887,368	$15.572016	$13,818,106	1.40%	6.46%	2.13%
Oncore & Firstar Oncore Xtra	78,788	$15.572016	$1,226,889	1.40%	6.46%	2.13%

	1,682,516		$24,864,825

2004
Top I	19,532	$11.261194	$219,949	1.10%	7.34%	2.24%
Top Tradition	260,603	$11.261194	$2,934,697	1.10%	7.34%	2.20%
Top Plus	104,122	$11.377016	$1,184,601	0.90%	7.56%	2.15%
Investar Vision & Top Spectrum	189,347	$15.039919	$2,847,761	1.40%	7.02%	2.10%
Top Explorer	133,548	$11.146615	$1,488,604	1.30%	7.13%	2.09%
Oncore & Firstar Oncore Flex	68,297	$14.530765	$992,413	1.50%	6.92%	2.08%
Oncore & Firstar Oncore Value	193,173	$15.117361	$2,920,272	0.90%	7.56%	2.06%
Oncore & Firstar Oncore Premier	1,270,762	$14.626630	$18,586,974	1.40%	7.02%	2.11%
Oncore & Firstar Oncore Xtra	100,225	$14.626630	$1,465,957	1.40%	7.02%	2.11%

	2,339,609		$32,641,228

2003
Top I	22,397	$10.490828	$234,963	1.10%	12.81%	2.07%
Top Tradition	303,570	$10.490828	$3,184,705	1.10%	12.81%	2.21%
Top Plus	132,623	$10.577712	$1,402,852	0.90%	13.03%	2.03%
Investar Vision & Top Spectrum	244,365	$14.052762	$3,434,007	1.40%	12.48%	2.17%
Top Explorer	177,315	$10.404689	$1,844,906	1.30%	12.59%	2.22%
Oncore & Firstar Oncore Flex	92,627	$13.590452	$1,258,843	1.50%	12.36%	2.16%
Oncore & Firstar Oncore Value	268,663	$14.055270	$3,776,128	0.90%	13.03%	2.10%
Oncore & Firstar Oncore Premier	1,615,730	$13.666613	$22,081,546	1.40%	12.48%	2.15%
Oncore & Firstar Oncore Xtra	133,989	$13.666613	$1,831,171	1.40%	12.48%	2.15%

	2,991,279		$39,049,121

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4):
Fundamental Value Subaccount
2007
Top Tradition	4,113	$11.927158	$49,058	1.10%	–4.74%	1.82%	4/27/07
Top Plus	265	$11.978341	$3,173	0.90%	–4.62%	6.36%	4/27/07
Investar Vision & Top Spectrum	606	$11.850999	$7,184	1.40%	–4.94%	1.76%	4/27/07
Top Explorer	2,933	$11.876350	$34,835	1.30%	–4.87%	1.84%	4/27/07
Oncore Flex	8,180	$19.249359	$157,457	1.50%	–5.00%	1.81%	4/27/07
Oncore & Firstar Oncore Value	134,209	$20.385767	$2,735,944	0.90%	–4.62%	1.92%	4/27/07
Oncore & Firstar Oncore Premier	211,104	$19.433681	$4,102,514	1.40%	–4.94%	1.80%	4/27/07
Oncore & Firstar Oncore Xtra	199,127	$19.433681	$3,869,775	1.40%	–4.94%	1.80%	4/27/07
Oncore & Firstar Oncore Lite	363,640	$19.433681	$7,066,873	1.40%	–4.94%	1.80%	4/27/07
Oncore Ultra	9,174	$19.433681	$178,287	1.40%	–4.94%	1.80%	4/27/07

	933,351		$18,205,100

Capital and Income Subaccount
2007
Top Explorer	1,747	$11.730125	$20,488	1.30%	0.26%	2.19%	4/27/07
Oncore & Firstar Oncore Flex	8,598	$13.469264	$115,810	1.50%	0.12%	2.02%	4/27/07
Oncore & Firstar Oncore Value	42,072	$14.264494	$600,135	0.90%	0.53%	2.31%	4/27/07
Oncore & Firstar Oncore Premier	159,000	$13.598284	$2,162,127	1.40%	0.19%	1.96%	4/27/07
Oncore & Firstar Oncore Xtra	184,418	$13.598284	$2,507,765	1.40%	0.19%	1.96%	4/27/07
Oncore & Firstar Oncore Lite	95,680	$13.598284	$1,301,088	1.40%	0.19%	1.96%	4/27/07
Oncore Ultra	3,308	$13.598284	$44,984	1.40%	0.19%	1.96%	4/27/07

	494,823		$6,752,397

Investors Subaccount
2007
Top Tradition	8	$12.336617	$96	1.10%	2.76%	6.25%
Investar Vision	110	$12.257854	$1,353	1.40%	2.46%	3.73%
Top Explorer	268	$12.284067	$3,294	1.30%	2.56%	1.38%
Oncore & Firstar Oncore Flex	24,904	$16.065836	$400,101	1.50%	2.36%	1.56%
Oncore & Firstar Oncore Value	66,414	$17.014337	$1,129,998	0.90%	2.97%	1.44%
Oncore & Firstar Oncore Premier	123,103	$16.219704	$1,996,702	1.40%	2.46%	1.32%
Oncore & Firstar Oncore Xtra	120,580	$16.219704	$1,955,766	1.40%	2.46%	1.32%
Oncore & Firstar Oncore Lite	160,601	$16.219704	$2,604,894	1.40%	2.46%	1.32%
Oncore Ultra	2,100	$16.219704	$34,056	1.40%	2.46%	1.32%

	498,088		$8,126,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Investors Subaccount (continued)
2006
Top Explorer	240	$11.977407	$2,871	1.30%	16.75%	3.72%
Oncore & Firstar Oncore Flex	19,491	$15.695883	$305,923	1.50%	16.52%	1.60%
Oncore & Firstar Oncore Value	51,661	$16.523729	$853,627	0.90%	17.21%	1.68%
Oncore & Firstar Oncore Premier	168,033	$15.830515	$2,660,059	1.40%	16.63%	1.71%
Oncore & Firstar Oncore Xtra	105,110	$15.830515	$1,663,943	1.40%	16.63%	1.71%
Oncore & Firstar Oncore Lite	94,054	$15.830515	$1,488,930	1.40%	16.63%	1.71%
Oncore Ultra	2,259	$15.830515	$35,755	1.40%	11.13%	1.71%	8/7/06

	440,848		$7,011,108

2005
Oncore & Firstar Oncore Flex	22,993	$13.470984	$309,732	1.50%	4.96%	0.75%
Oncore & Firstar Oncore Value	52,860	$14.097887	$745,210	0.90%	5.58%	1.17%
Oncore & Firstar Oncore Premier	167,895	$13.573192	$2,278,865	1.40%	5.06%	1.22%
Oncore & Firstar Oncore Xtra	121,680	$13.573192	$1,651,590	1.40%	5.06%	1.22%
Oncore Lite	72,239	$13.573192	$980,520	1.40%	5.06%	1.22%

	437,667		$5,965,917

2004
Oncore & Firstar Oncore Flex	54,406	$12.834716	$698,287	1.50%	8.74%	1.38%
Oncore & Firstar Oncore Value	59,379	$13.352844	$792,875	0.90%	9.39%	1.56%
Oncore & Firstar Oncore Premier	170,824	$12.919400	$2,206,953	1.40%	8.85%	1.44%
Oncore & Firstar Oncore Xtra	147,871	$12.919400	$1,910,399	1.40%	8.85%	1.44%
Oncore & Firstar Oncore Lite	55,853	$12.919400	$721,588	1.40%	8.85%	1.44%

	488,333		$6,330,102

2003
Oncore & Firstar Oncore Flex	60,640	$11.803030	$715,735	1.50%	30.38%	1.81%
Oncore & Firstar Oncore Value	54,924	$12.206734	$670,437	0.90%	31.15%	1.48%
Oncore & Firstar Oncore Premier	184,492	$11.869178	$2,189,772	1.40%	30.51%	1.47%
Oncore & Firstar Oncore Xtra	125,056	$11.869178	$1,484,313	1.40%	30.51%	1.47%
Oncore Lite	55,417	$11.869178	$657,756	1.40%	30.51%	1.47%

	480,529		$5,718,013

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
All Cap Subaccount
2006
Top Tradition	2,542	$11.914775	$30,282	1.10%	16.83%	2.69%
Investar Vision & Top Spectrum	721	$11.874024	$8,563	1.40%	16.49%	4.97%
Top Explorer	797	$11.887605	$9,469	1.30%	16.60%	3.73%
Oncore Flex	8,316	$19.305866	$160,544	1.50%	16.37%	1.21%
Oncore & Firstar Oncore Value	108,570	$20.324063	$2,206,586	0.90%	17.06%	1.33%
Oncore & Firstar Oncore Premier	228,459	$19.471432	$4,448,453	1.40%	16.49%	1.41%
Oncore & Firstar Oncore Xtra	208,652	$19.471432	$4,062,747	1.40%	16.49%	1.41%
Oncore & Firstar Oncore Lite	287,659	$19.471432	$5,601,135	1.40%	16.49%	1.41%
Oncore Ultra	7,107	$19.471432	$138,379	1.40%	12.63%	1.41%	8/7/06

	852,823		$16,666,158

2005
Oncore Flex	11,000	$16.589881	$182,493	1.50%	2.51%	0.66%
Oncore & Firstar Oncore Value	114,467	$17.361907	$1,987,362	0.90%	3.12%	0.98%
Oncore & Firstar Oncore Premier	269,215	$16.715728	$4,500,121	1.40%	2.61%	0.87%
Oncore & Firstar Oncore Xtra	219,832	$16.715728	$3,674,657	1.40%	2.61%	0.87%
Oncore & Firstar Oncore Lite	229,856	$16.715728	$3,842,207	1.40%	2.61%	0.87%

	844,370		$14,186,840

2004
Oncore & Firstar Oncore Flex	21,872	$16.183237	$353,954	1.50%	6.71%	0.47%
Oncore & Firstar Oncore Value	93,302	$16.836502	$1,570,887	0.90%	7.34%	0.66%
Oncore & Firstar Oncore Premier	306,133	$16.289995	$4,986,912	1.40%	6.81%	0.54%
Oncore & Firstar Oncore Xtra	251,883	$16.289995	$4,103,173	1.40%	6.81%	0.54%
Oncore & Firstar Oncore Lite	172,705	$16.289995	$2,813,360	1.40%	6.81%	0.54%

	845,895		$13,828,286

2003
Oncore & Firstar Oncore Flex	26,439	$15.166107	$400,974	1.50%	36.98%	0.23%
Oncore & Firstar Oncore Value	67,026	$15.684793	$1,051,284	0.90%	37.79%	0.28%
Oncore & Firstar Oncore Premier	335,212	$15.251089	$5,112,352	1.40%	37.12%	0.27%
Oncore & Firstar Oncore Xtra	268,577	$15.251089	$4,096,098	1.40%	37.12%	0.27%
Oncore & Firstar Oncore Lite	143,157	$15.251089	$2,183,294	1.40%	37.12%	0.27%

	840,411		$12,844,002

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Total Return Subaccount
2006
Top Explorer	46	$11.361033	$524	1.30%	11.12%	5.27%
Oncore & Firstar Oncore Flex	9,037	$13.071370	$118,120	1.50%	10.90%	2.13%
Oncore & Firstar Oncore Value	33,468	$13.760823	$460,551	0.90%	11.56%	1.71%
Oncore & Firstar Oncore Premier	180,481	$13.183505	$2,379,368	1.40%	11.01%	2.05%
Oncore & Firstar Oncore Xtra	212,123	$13.183505	$2,796,527	1.40%	11.01%	2.05%
Oncore & Firstar Oncore Lite	88,219	$13.183505	$1,163,039	1.40%	11.01%	2.05%
Oncore Ultra	1,546	$13.183505	$20,381	1.40%	8.78%	2.05%	8/7/06

	524,920		$6,938,510

2005
Oncore & Firstar Oncore Flex	9,120	$11.786214	$107,494	1.50%	1.79%	1.77%
Oncore & Firstar Oncore Value	39,870	$12.334736	$491,789	0.90%	2.40%	1.88%
Oncore & Firstar Oncore Premier	211,646	$11.875653	$2,513,439	1.40%	1.89%	1.89%
Oncore & Firstar Oncore Xtra	221,490	$11.875653	$2,630,335	1.40%	1.89%	1.89%
Oncore & Firstar Oncore Lite	105,204	$11.875653	$1,249,364	1.40%	1.89%	1.89%

	587,330		$6,992,421

2004
Oncore & Firstar Oncore Flex	12,141	$11.578627	$140,580	1.50%	7.13%	1.78%
Oncore & Firstar Oncore Value	49,135	$12.046054	$591,878	0.90%	7.77%	1.80%
Oncore & Firstar Oncore Premier	252,002	$11.655037	$2,937,089	1.40%	7.23%	1.92%
Oncore & Firstar Oncore Xtra	245,292	$11.655037	$2,858,891	1.40%	7.23%	1.92%
Oncore & Firstar Oncore Lite	100,671	$11.655037	$1,173,324	1.40%	7.23%	1.92%

	659,241		$7,701,762

2003
Oncore & Firstar Oncore Flex	13,053	$10.808286	$141,079	1.50%	14.20%	1.66%
Oncore & Firstar Oncore Value	51,447	$11.177969	$575,077	0.90%	14.88%	1.60%
Oncore & Firstar Oncore Premier	301,022	$10.868872	$3,271,760	1.40%	14.32%	1.75%
Oncore & Firstar Oncore Xtra	253,603	$10.868872	$2,756,380	1.40%	14.32%	1.75%
Oncore & Firstar Oncore Lite	36,394	$10.868872	$395,567	1.40%	14.32%	1.75%

	655,519		$7,139,863

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2007
Top I	1,350	$16.056547	$21,675	1.10%	5.46%	0.55%
Top Tradition	29,183	$16.056547	$468,575	1.10%	5.46%	0.53%
Top Plus	6,929	$16.318356	$113,068	0.90%	5.67%	0.55%
Investar Vision & Top Spectrum	2,212	$17.837706	$39,460	1.40%	5.15%	0.59%
Top Explorer	13,102	$15.799335	$206,996	1.30%	5.25%	0.50%
Oncore & Firstar Oncore Flex	4,073	$17.668492	$71,967	1.50%	5.04%	0.61%
Oncore & Firstar Oncore Value	92,651	$18.711669	$1,733,650	0.90%	5.67%	0.58%
Oncore & Firstar Oncore Premier	164,520	$17.837706	$2,934,670	1.40%	5.15%	0.55%
Oncore & Firstar Oncore Xtra	254,682	$17.837706	$4,542,940	1.40%	5.15%	0.55%
Oncore & Firstar Oncore Lite	33,317	$17.837706	$594,296	1.40%	5.15%	0.55%

	602,019		$10,727,297

2006
Top I	1,836	$15.224915	$27,951	1.10%	11.00%	0.00%
Top Tradition	45,107	$15.224915	$686,746	1.10%	11.00%	0.00%
Top Plus	10,941	$15.442373	$168,957	0.90%	11.22%	0.00%
Investar Vision & Top Spectrum	2,670	$16.964296	$45,290	1.40%	10.67%	0.00%
Top Explorer	26,544	$15.010818	$398,443	1.30%	10.78%	0.00%
Oncore & Firstar Oncore Flex	5,072	$16.820036	$85,318	1.50%	10.56%	0.00%
Oncore & Firstar Oncore Value	132,856	$17.707195	$2,352,502	0.90%	11.22%	0.00%
Oncore & Firstar Oncore Premier	277,236	$16.964296	$4,703,134	1.40%	10.67%	0.00%
Oncore & Firstar Oncore Xtra	374,629	$16.964296	$6,355,317	1.40%	10.67%	0.00%
Oncore & Firstar Oncore Lite	73,210	$16.964296	$1,241,949	1.40%	10.67%	0.00%

	950,101		$16,065,607

2005
Top I	3,214	$13.716021	$44,083	1.10%	6.71%	0.00%
Top Tradition	46,503	$13.716021	$637,831	1.10%	6.71%	0.00%
Top Plus	12,755	$13.884465	$177,090	0.90%	6.92%	0.00%
Investar Vision & Top Spectrum	4,622	$15.328247	$70,854	1.40%	6.40%	0.00%
Top Explorer	33,232	$13.549801	$450,281	1.30%	6.50%	0.00%
Oncore & Firstar Oncore Flex	16,360	$15.212835	$248,879	1.50%	6.29%	0.00%
Oncore & Firstar Oncore Value	155,307	$15.920809	$2,472,618	0.90%	6.92%	0.00%
Oncore & Firstar Oncore Premier	339,865	$15.328247	$5,209,540	1.40%	6.40%	0.00%
Oncore & Firstar Oncore Xtra	435,281	$15.328247	$6,672,090	1.40%	6.40%	0.00%
Oncore & Firstar Oncore Lite	108,801	$15.328247	$1,667,744	1.40%	6.40%	0.00%

	1,155,940		$17,651,010

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2004
Top I	3,842	$12.853057	$49,381	1.10%	16.93%	0.00%
Top Tradition	53,542	$12.853057	$688,176	1.10%	16.93%	0.00%
Top Plus	20,696	$12.985241	$268,747	0.90%	17.16%	0.00%
Investar Vision & Top Spectrum	6,383	$14.406341	$91,954	1.40%	16.58%	0.00%
Top Explorer	43,658	$12.722318	$555,435	1.30%	16.70%	0.00%
Oncore & Firstar Oncore Flex	23,707	$14.311919	$339,290	1.50%	16.47%	0.00%
Oncore & Firstar Oncore Value	183,977	$14.889703	$2,739,361	0.90%	17.16%	0.00%
Oncore & Firstar Oncore Premier	428,808	$14.406341	$6,177,548	1.40%	16.58%	0.00%
Oncore & Firstar Oncore Xtra	513,308	$14.406341	$7,394,885	1.40%	16.58%	0.00%
Oncore & Firstar Oncore Lite	156,244	$14.406341	$2,250,910	1.40%	16.58%	0.00%

	1,434,165		$20,555,687

2003
Top I	3,670	$10.992008	$40,346	1.10%	35.52%	0.05%
Top Tradition	65,730	$10.992008	$722,501	1.10%	35.52%	0.08%
Top Plus	31,462	$11.083042	$348,692	0.90%	35.79%	0.09%
Investar Vision & Top Spectrum	6,973	$12.357050	$86,164	1.40%	35.12%	0.08%
Top Explorer	56,933	$10.901773	$620,670	1.30%	35.25%	0.08%
Oncore & Firstar Oncore Flex	27,067	$12.288188	$332,600	1.50%	34.98%	0.07%
Oncore & Firstar Oncore Value	212,892	$12.708516	$2,705,540	0.90%	35.79%	0.08%
Oncore & Firstar Oncore Premier	583,589	$12.357050	$7,211,452	1.40%	35.12%	0.08%
Oncore & Firstar Oncore Xtra	554,398	$12.357050	$6,850,725	1.40%	35.12%	0.08%
Oncore & Firstar Oncore Lite	270,449	$12.357050	$3,341,952	1.40%	35.12%	0.08%

	1,813,163		$22,260,642

Small/Mid Cap Value Subaccount
2007
Top Tradition	2,401	$17.581190	$42,211	1.10%	–1.80%	0.02%
Top Plus	163	$17.867960	$2,920	0.90%	–1.61%	0.01%
Top Spectrum	692	$15.020239	$10,393	1.40%	–2.10%	0.02%
Top Explorer	918	$17.299511	$15,879	1.30%	–2.00%	0.02%
Oncore Flex	3,299	$14.877732	$49,080	1.50%	–2.19%	0.02%
Oncore & Firstar Oncore Value	1,575	$15.756382	$24,812	0.90%	–1.61%	0.01%
Oncore & Firstar Oncore Premier	25,270	$15.020239	$379,574	1.40%	–2.10%	0.02%
Oncore & Firstar Oncore Xtra	27,204	$15.020239	$408,607	1.40%	–2.10%	0.02%

	61,522		$933,476

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2006
Top Tradition	4,439	$17.904314	$79,479	1.10%	14.47%	0.00%
Top Plus	4,561	$18.160118	$82,837	0.90%	14.69%	0.00%
Top Spectrum	769	$15.341971	$11,799	1.40%	14.13%	0.00%
Top Explorer	1,858	$17.652508	$32,797	1.30%	14.24%	0.00%
Oncore & Firstar Oncore Flex	4,771	$15.211488	$72,568	1.50%	14.02%	0.00%
Oncore & Firstar Oncore Value	5,515	$16.014007	$88,317	0.90%	14.69%	0.00%
Oncore & Firstar Oncore Premier	37,401	$15.341971	$573,813	1.40%	14.13%	0.00%
Oncore & Firstar Oncore Xtra	33,059	$15.341971	$507,186	1.40%	14.13%	0.00%

	92,373		$1,448,796

2005
Top I	616	$15.641554	$9,637	1.10%	15.24%	0.36%
Top Tradition	5,635	$15.641554	$88,136	1.10%	15.24%	0.36%
Top Plus	5,600	$15.833700	$88,665	0.90%	15.47%	0.36%
Top Spectrum	2,057	$13.442715	$27,646	1.40%	14.90%	0.00%
Top Explorer	2,976	$15.451988	$45,980	1.30%	15.01%	0.37%
Oncore & Firstar Oncore Flex	2,985	$13.341494	$39,819	1.50%	14.78%	0.77%
Oncore & Firstar Oncore Value	7,453	$13.962519	$104,059	0.90%	15.47%	0.42%
Oncore & Firstar Oncore Premier	48,531	$13.442715	$652,394	1.40%	14.90%	0.37%
Oncore & Firstar Oncore Xtra	39,288	$13.442715	$528,158	1.40%	14.90%	0.37%

	115,141		$1,584,494

2004
Top I	617	$13.573321	$8,368	1.10%	15.49%	0.00%
Top Tradition	5,182	$13.573321	$70,343	1.10%	15.49%	0.00%
Top Plus	5,600	$13.712955	$76,789	0.90%	15.72%	0.00%
Top Explorer	3,320	$13.435239	$44,609	1.30%	15.26%	0.00%
Oncore & Firstar Oncore Flex	9,933	$11.623051	$115,448	1.50%	15.04%	0.00%
Oncore & Firstar Oncore Value	6,857	$12.092388	$82,920	0.90%	15.72%	0.00%
Oncore & Firstar Oncore Premier	50,453	$11.699730	$590,289	1.40%	15.15%	0.00%
Oncore & Firstar Oncore Xtra	38,234	$11.699730	$447,330	1.40%	15.15%	0.00%

	120,196		$1,436,096

2003
Top I	617	$11.752588	$7,252	1.10%	36.89%	0.11%
Top Tradition	9,480	$11.752588	$111,412	1.10%	36.89%	0.12%
Top Plus	7,179	$11.849948	$85,067	0.90%	37.16%	0.10%
Top Explorer	3,416	$11.656107	$39,817	1.30%	36.62%	0.12%
Oncore & Firstar Oncore Flex	10,577	$10.103864	$106,864	1.50%	36.35%	0.11%
Oncore & Firstar Oncore Value	8,927	$10.449547	$93,284	0.90%	37.16%	0.12%
Oncore & Firstar Oncore Premier	72,909	$10.160486	$740,795	1.40%	36.49%	0.10%
Oncore & Firstar Oncore Xtra	42,608	$10.160486	$432,918	1.40%	36.49%	0.10%

	155,713		$1,617,409

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Discovery Subaccount
2007
Top I	1,113	$10.709749	$11,919	1.10%	20.99%	0.00%
Top Tradition	34,118	$10.709749	$365,395	1.10%	20.99%	0.00%
Top Plus	5,416	$10.884577	$58,954	0.90%	21.23%	0.00%
Investar Vision & Top Spectrum	2,541	$17.476395	$44,414	1.40%	20.63%	0.00%
Top Explorer	20,070	$10.538047	$211,496	1.30%	20.75%	0.00%
Oncore & Firstar Oncore Flex	7,079	$17.310454	$122,549	1.50%	20.51%	0.00%
Oncore & Firstar Oncore Value	65,015	$18.332983	$1,191,925	0.90%	21.23%	0.00%
Oncore & Firstar Oncore Premier	269,402	$17.476395	$4,708,174	1.40%	20.63%	0.00%
Oncore & Firstar Oncore Xtra	235,891	$17.476395	$4,122,516	1.40%	20.63%	0.00%
Oncore & Firstar Oncore Lite	17,645	$17.476395	$308,364	1.40%	20.63%	0.00%

	658,290		$11,145,706

2006
Top I	2,230	$8.852076	$19,741	1.10%	13.40%	0.00%
Top Tradition	87,808	$8.852076	$777,279	1.10%	13.40%	0.00%
Top Plus	11,293	$8.978672	$101,400	0.90%	13.62%	0.00%
Investar Vision & Top Spectrum	3,222	$14.488069	$46,676	1.40%	13.07%	0.00%
Top Explorer	55,271	$8.727454	$482,373	1.30%	13.18%	0.00%
Oncore & Firstar Oncore Flex	12,397	$14.364727	$178,084	1.50%	12.95%	0.00%
Oncore & Firstar Oncore Value	103,607	$15.122863	$1,566,830	0.90%	13.62%	0.00%
Oncore & Firstar Oncore Premier	487,060	$14.488069	$7,056,575	1.40%	13.07%	0.00%
Oncore & Firstar Oncore Xtra	345,829	$14.488069	$5,010,395	1.40%	13.07%	0.00%
Oncore & Firstar Oncore Lite	22,948	$14.488069	$332,468	1.40%	13.07%	0.00%

	1,131,665		$15,571,821

2005
Top I	2,472	$7.806074	$19,297	1.10%	14.91%	0.00%	4/8/05
Top Tradition	93,265	$7.806074	$728,035	1.10%	14.91%	0.00%	4/8/05
Top Plus	11,311	$7.902076	$89,378	0.90%	15.08%	0.00%	4/8/05
Investar Vision & Top Spectrum	5,091	$12.813905	$65,238	1.40%	14.67%	0.00%	4/8/05
Top Explorer	69,987	$7.711352	$539,698	1.30%	14.75%	0.00%	4/8/05
Oncore & Firstar Oncore Flex	15,286	$12.717314	$194,393	1.50%	14.58%	0.00%	4/8/05
Oncore & Firstar Oncore Value	198,475	$13.309549	$2,641,610	0.90%	15.08%	0.00%	4/8/05
Oncore & Firstar Oncore Premier	667,544	$12.813905	$8,553,847	1.40%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Xtra	412,846	$12.813905	$5,290,164	1.40%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Lite	26,572	$12.813905	$340,489	1.40%	14.67%	0.00%	4/8/05

	1,502,849		$18,462,149

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Strong Variable Insurance Funds, Inc. (note 4):
Mid-Cap Growth II Subaccount
2004
Top I	2,702	$7.200348	$19,454	1.10%	17.86%	0.00%
Top Tradition	114,311	$7.200348	$823,079	1.10%	17.86%	0.00%
Top Plus	13,515	$7.274512	$98,313	0.90%	18.09%	0.00%
Investar Vision & Top Spectrum	9,754	$11.854554	$115,629	1.40%	17.51%	0.00%
Top Explorer	86,079	$7.127003	$613,486	1.30%	17.62%	0.00%
Oncore & Firstar Oncore Flex	21,336	$11.776774	$251,275	1.50%	17.39%	0.00%
Oncore & Firstar Oncore Value	238,314	$12.252554	$2,919,953	0.90%	18.09%	0.00%
Oncore & Firstar Oncore Premier	803,840	$11.854554	$9,529,168	1.40%	17.51%	0.00%
Oncore & Firstar Oncore Xtra	484,841	$11.854554	$5,747,576	1.40%	17.51%	0.00%
Oncore & Firstar Oncore Lite	70,268	$11.854554	$832,997	1.40%	17.51%	0.00%

	1,844,960		$20,950,930

2003
Top I	2,834	$6.109458	$17,317	1.10%	32.75%	0.00%
Top Tradition	136,978	$6.109458	$836,859	1.10%	32.75%	0.00%
Top Plus	24,446	$6.160144	$150,593	0.90%	33.02%	0.00%
Investar Vision & Top Spectrum	9,422	$10.088450	$95,057	1.40%	32.36%	0.00%
Top Explorer	110,618	$6.059228	$670,262	1.30%	32.49%	0.00%
Oncore & Firstar Oncore Flex	28,993	$10.032151	$290,858	1.50%	32.23%	0.00%
Oncore & Firstar Oncore Value	284,194	$10.375611	$2,948,686	0.90%	33.02%	0.00%
Oncore & Firstar Oncore Premier	991,015	$10.088450	$9,997,796	1.40%	32.36%	0.00%
Oncore & Firstar Oncore Xtra	590,657	$10.088450	$5,958,818	1.40%	32.36%	0.00%
Oncore & Firstar Oncore Lite	139,017	$10.088450	$1,402,464	1.40%	32.36%	0.00%

	2,318,174		$22,368,710

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount
2007
Oncore Flex	10,079	$14.576485	$146,922	1.50%	3.89%	3.70%
Oncore & Firstar Oncore Value	20,683	$15.437100	$319,289	0.90%	4.51%	3.32%
Oncore & Firstar Oncore Premier	123,199	$14.716140	$1,813,013	1.40%	3.99%	3.45%
Oncore & Firstar Oncore Xtra	79,677	$14.716140	$1,172,533	1.40%	3.99%	3.45%

	233,638		$3,451,757

2006
Oncore Flex	8,998	$14.031191	$126,254	1.50%	2.20%	4.00%
Oncore & Firstar Oncore Value	17,925	$14.771299	$264,778	0.90%	2.81%	3.91%
Oncore & Firstar Oncore Premier	115,939	$14.151586	$1,640,718	1.40%	2.30%	3.94%
Oncore & Firstar Oncore Xtra	57,050	$14.151586	$807,347	1.40%	2.30%	3.94%

	199,912		$2,839,097

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Core Plus Fixed Income Subaccount (continued)
2005
Oncore Flex	8,349	$13.728861	$114,626	1.50%	2.68%	2.37%
Oncore & Firstar Oncore Value	29,160	$14.367804	$418,971	0.90%	3.29%	3.20%
Oncore & Firstar Oncore Premier	150,167	$13.833055	$2,077,274	1.40%	2.78%	3.54%
Oncore & Firstar Oncore Xtra	60,855	$13.833055	$841,801	1.40%	2.78%	3.54%

	248,531		$3,452,672

2004
Oncore Flex	22,850	$13.370815	$305,526	1.50%	2.82%	3.77%
Oncore & Firstar Oncore Value	29,175	$13.910580	$405,846	0.90%	3.43%	3.83%
Oncore & Firstar Oncore Premier	225,980	$13.459054	$3,041,468	1.40%	2.92%	3.81%
Oncore & Firstar Oncore Xtra	52,236	$13.459054	$703,047	1.40%	2.92%	3.81%

	330,241		$4,455,887

2003
Oncore Flex	24,259	$13.004005	$315,465	1.50%	3.09%	0.06%
Oncore & Firstar Oncore Value	32,204	$13.448755	$433,100	0.90%	3.71%	0.06%
Oncore & Firstar Oncore Premier	251,670	$13.076897	$3,291,073	1.40%	3.19%	0.06%
Oncore Xtra	50,161	$13.076897	$655,949	1.40%	3.19%	0.06%

	358,294		$4,695,587

U.S. Real Estate Subaccount
2007
Top I	1,405	$32.912740	$46,257	1.10%	–17.98%	0.67%
Top Tradition	41,164	$32.912740	$1,354,832	1.10%	–17.98%	1.21%
Top Plus	9,495	$33.449263	$317,587	0.90%	–17.81%	1.35%
Investar Vision & Top Spectrum	1,695	$27.520070	$46,637	1.40%	–18.22%	1.06%
Top Explorer	19,495	$32.385796	$631,362	1.30%	–18.14%	1.09%
Oncore & Firstar Oncore Flex	6,624	$27.259129	$180,558	1.50%	–18.30%	1.29%
Oncore & Firstar Oncore Value	51,959	$28.868135	$1,499,964	0.90%	–17.81%	1.14%
Oncore & Firstar Oncore Premier	89,112	$27.520070	$2,452,351	1.40%	–18.22%	1.05%
Oncore & Firstar Oncore Xtra	196,903	$27.520070	$5,418,790	1.40%	–18.22%	1.05%

	417,852		$11,948,338

2006
Top I	3,701	$40.127029	$148,492	1.10%	36.55%	0.79%
Top Tradition	55,869	$40.127029	$2,241,851	1.10%	36.55%	1.12%
Top Plus	21,274	$40.699934	$865,841	0.90%	36.82%	1.10%
Investar Vision & Top Spectrum	6,690	$33.652510	$225,142	1.40%	36.15%	1.27%
Top Explorer	25,498	$39.563131	$1,008,772	1.30%	36.28%	1.12%
Oncore & Firstar Oncore Flex	7,278	$33.366495	$242,845	1.50%	36.01%	1.16%
Oncore & Firstar Oncore Value	64,971	$35.125765	$2,282,162	0.90%	36.82%	1.08%
Oncore & Firstar Oncore Premier	112,572	$33.652510	$3,788,352	1.40%	36.15%	1.08%
Oncore & Firstar Oncore Xtra	266,316	$33.652510	$8,962,185	1.40%	36.15%	1.08%

	564,169		$19,765,642

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
U.S. Real Estate Subaccount (continued)
2005
Top I	2,072	$29.386693	$60,886	1.10%	15.78%	0.79%
Top Tradition	47,166	$29.386693	$1,386,054	1.10%	15.78%	1.17%
Top Plus	21,233	$29.747497	$631,626	0.90%	16.01%	1.16%
Investar Vision & Top Spectrum	3,390	$24.717979	$83,784	1.40%	15.44%	1.19%
Top Explorer	23,831	$29.030792	$691,839	1.30%	15.55%	1.17%
Oncore & Firstar Oncore Flex	7,392	$24.531963	$181,331	1.50%	15.33%	0.96%
Oncore & Firstar Oncore Value	65,805	$25.673351	$1,689,442	0.90%	16.01%	1.18%
Oncore & Firstar Oncore Premier	121,775	$24.717979	$3,010,034	1.40%	15.44%	1.19%
Oncore & Firstar Oncore Xtra	232,734	$24.717979	$5,752,735	1.40%	15.44%	1.19%

	525,398		$13,487,731

2004
Top I	7,435	$25.381114	$188,715	1.10%	34.91%	1.15%
Top Tradition	33,230	$25.381114	$843,421	1.10%	34.91%	1.56%
Top Plus	14,291	$25.642046	$366,459	0.90%	35.18%	1.56%
Investar Vision & Top Spectrum	5,660	$21.411919	$121,195	1.40%	34.51%	1.60%
Top Explorer	20,125	$25.123131	$505,595	1.30%	34.64%	1.45%
Oncore & Firstar Oncore Flex	5,499	$21.271668	$116,963	1.50%	34.37%	1.73%
Oncore & Firstar Oncore Value	46,568	$22.130175	$1,030,562	0.90%	35.18%	1.70%
Oncore & Firstar Oncore Premier	105,473	$21.411919	$2,258,371	1.40%	34.51%	1.60%
Oncore & Firstar Oncore Xtra	186,966	$21.411919	$4,003,292	1.40%	34.51%	1.60%

	425,247		$9,434,573

2003
Top I	1,089	$18.813690	$20,481	1.10%	36.02%	0.00%
Top Tradition	22,541	$18.813690	$424,077	1.10%	36.02%	0.00%
Top Plus	12,211	$18.969437	$231,635	0.90%	36.29%	0.00%
Top Spectrum	771	$15.918756	$12,279	1.40%	35.61%	0.00%
Top Explorer	13,271	$18.659388	$247,624	1.30%	35.75%	0.00%
Oncore & Firstar Oncore Flex	6,045	$15.830110	$95,694	1.50%	35.48%	0.00%
Oncore & Firstar Oncore Value	31,222	$16.371443	$511,144	0.90%	36.29%	0.00%
Oncore & Firstar Oncore Premier	65,997	$15.918756	$1,050,609	1.40%	35.61%	0.00%
Oncore & Firstar Oncore Xtra	64,769	$15.918756	$1,031,037	1.40%	35.61%	0.00%

	217,916		$3,624,580

Value Subaccount
2007
Oncore Value	3,033	$14.889586	$45,164	0.90%	–3.94%	1.73%
Oncore & Firstar Oncore Premier	9,529	$14.194205	$135,243	1.40%	–4.41%	1.73%
Oncore Xtra	3,037	$14.194205	$43,112	1.40%	–4.41%	1.73%

	15,599		$223,519

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Value Subaccount (continued)
2006
Oncore Flex	2,071	$14.723179	$30,495	1.50%	15.17%	1.74%
Oncore Value	4,706	$15.499710	$72,943	0.90%	15.85%	1.63%
Oncore & Firstar Oncore Premier	35,333	$14.849503	$524,680	1.40%	15.28%	1.75%
Oncore Xtra	8,583	$14.849503	$127,446	1.40%	15.28%	1.75%

	50,693		$755,564

2005
Oncore Flex	2,090	$12.784100	$26,717	1.50%	3.02%	1.32%
Oncore Value	7,853	$13.379018	$105,064	0.90%	3.63%	1.36%
Oncore & Firstar Oncore Premier	43,346	$12.881115	$558,345	1.40%	3.12%	1.43%
Oncore Xtra	9,122	$12.881115	$117,511	1.40%	3.12%	1.43%

	62,411		$807,637

2004
Oncore Flex	2,151	$12.409098	$26,694	1.50%	16.09%	1.07%
Oncore Value	9,265	$12.910013	$119,605	0.90%	16.78%	1.19%
Oncore & Firstar Oncore Premier	67,253	$12.490986	$840,064	1.40%	16.20%	0.98%
Oncore Xtra	9,929	$12.490986	$124,018	1.40%	16.20%	0.98%

	88,598		$1,110,381

2003
Oncore Flex	3,746	$10.689314	$40,040	1.50%	32.10%	0.00%
Oncore Value	10,715	$11.054926	$118,456	0.90%	32.88%	0.00%
Oncore & Firstar Oncore Premier	69,251	$10.749233	$744,395	1.40%	32.23%	0.00%
Oncore Xtra	10,177	$10.749233	$109,394	1.40%	32.23%	0.00%

	93,889		$1,012,285

Emerging Markets Debt Subaccount
2007
Oncore & Firstar Oncore Premier	3,141	$19.161597	$60,189	1.40%	5.05%	7.46%
2006
Oncore & Firstar Oncore Premier	6,672	$18.239902	$121,684	1.40%	9.28%	8.89%
Oncore Xtra	1,207	$18.239902	$22,024	1.40%	9.28%	8.89%

	7,879		$143,708

2005
Oncore & Firstar Oncore Value	1,839	$17.336039	$31,873	0.90%	11.25%	8.20%
Oncore & Firstar Oncore Premier	9,624	$16.690775	$160,631	1.40%	10.71%	7.75%
Oncore Xtra	1,308	$16.690775	$21,843	1.40%	10.71%	7.75%

	12,771		$214,347

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I: (continued)
Emerging Markets Debt Subaccount (continued)
2004
Oncore & Firstar Oncore Value	2,238	$15.582645	$34,870	0.90%	9.08%	10.57%
Oncore & Firstar Oncore Premier	9,807	$15.076787	$147,857	1.40%	8.54%	6.88%
Oncore Xtra	1,317	$15.076787	$19,863	1.40%	8.54%	6.88%

	13,362		$202,590

2003
Oncore & Firstar Oncore Value	527	$14.285833	$7,535	0.90%	26.72%	0.00%
Oncore & Firstar Oncore Premier	11,156	$13.890773	$154,958	1.40%	26.10%	0.00%
Oncore Xtra	1,426	$13.890773	$19,804	1.40%	26.10%	0.00%

	13,109		$182,297

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2007
Top I	1,522	$14.087007	$21,445	1.10%	0.38%	1.79%
Top Tradition	41,159	$14.087007	$579,804	1.10%	0.38%	1.76%
Top Plus	22,580	$14.316704	$323,269	0.90%	0.58%	1.79%
Investar Vision & Top Spectrum	7,980	$12.048574	$96,145	1.40%	0.08%	1.63%
Top Explorer	62,390	$13.861314	$864,802	1.30%	0.18%	1.86%
Oncore & Firstar Oncore Flex	223,325	$11.934256	$2,665,217	1.50%	–0.01%	2.81%
Oncore & Firstar Oncore Value	4,209,652	$12.638935	$53,205,512	0.90%	0.58%	2.46%
Oncore & Firstar Oncore Premier	4,226,601	$12.048574	$50,924,533	1.40%	0.08%	2.41%
Oncore & Firstar Oncore Xtra	4,042,739	$12.048574	$48,709,241	1.40%	0.08%	2.41%
Oncore & Firstar Oncore Lite	10,894,318	$12.048574	$131,260,996	1.40%	0.08%	2.41%
Oncore Ultra	653,112	$12.048574	$7,869,071	1.40%	0.08%	2.41%
Oncore Wrap	5,603	$10.516648	$58,922	0.65%	0.83%	3.86%

	24,390,981		$296,578,957

2006
Top I	1,532	$14.033192	$21,493	1.10%	21.30%	1.24%
Top Tradition	41,091	$14.033192	$576,640	1.10%	21.30%	2.00%
Top Plus	16,084	$14.233629	$228,927	0.90%	21.54%	2.56%
Investar Vision & Top Spectrum	9,002	$12.038372	$108,372	1.40%	20.94%	1.49%
Top Explorer	42,734	$13.835818	$591,254	1.30%	21.06%	2.01%
Oncore & Firstar Oncore Flex	53,116	$11.935977	$633,986	1.50%	20.82%	2.59%
Oncore & Firstar Oncore Value	1,957,580	$12.565600	$24,598,171	0.90%	21.54%	2.31%
Oncore & Firstar Oncore Premier	2,627,414	$12.038372	$31,629,793	1.40%	20.94%	2.28%
Oncore & Firstar Oncore Xtra	2,336,040	$12.038372	$28,122,121	1.40%	20.94%	2.28%
Oncore & Firstar Oncore Lite	4,505,669	$12.038372	$54,240,924	1.40%	20.94%	2.28%
Oncore Ultra	130,012	$12.038372	$1,565,133	1.40%	10.60%	2.28%	8/7/06

	11,720,274		$142,316,814

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2005
Top I	2,285	$11.568970	$26,440	1.10%	2.80%	1.46%
Top Tradition	30,489	$11.568970	$352,722	1.10%	2.80%	1.96%
Top Plus	6,965	$11.711069	$81,563	0.90%	3.00%	2.13%
Investar Vision & Top Spectrum	14,087	$9.953801	$140,217	1.40%	2.50%	2.29%
Top Explorer	39,972	$11.428733	$456,830	1.30%	2.60%	1.77%
Oncore & Firstar Oncore Flex	33,261	$9.878831	$328,581	1.50%	2.40%	1.70%
Oncore & Firstar Oncore Value	1,006,064	$10.338651	$10,401,340	0.90%	3.00%	2.64%
Oncore & Firstar Oncore Premier	1,611,015	$9.953801	$16,035,723	1.40%	2.50%	2.29%
Oncore & Firstar Oncore Xtra	1,431,110	$9.953801	$14,244,987	1.40%	2.50%	2.29%
Oncore & Firstar Oncore Lite	2,219,378	$9.953801	$22,091,250	1.40%	2.50%	2.29%

	6,394,626		$64,159,653

2004
Top I	5,276	$11.253743	$59,379	1.10%	17.50%	2.46%
Top Tradition	24,067	$11.253743	$270,844	1.10%	17.50%	2.11%
Top Plus	5,020	$11.369495	$57,075	0.90%	17.74%	1.90%
Investar Vision & Top Spectrum	15,520	$9.711236	$150,722	1.40%	17.15%	2.46%
Top Explorer	24,222	$11.139244	$269,815	1.30%	17.27%	1.84%
Oncore & Firstar Oncore Flex	31,595	$9.647559	$304,818	1.50%	17.04%	1.88%
Oncore & Firstar Oncore Value	266,214	$10.037103	$2,672,022	0.90%	17.74%	2.84%
Oncore & Firstar Oncore Premier	738,836	$9.711236	$7,174,996	1.40%	17.15%	2.46%
Oncore & Firstar Oncore Xtra	723,459	$9.711236	$7,025,682	1.40%	17.15%	2.46%
Oncore & Firstar Oncore Lite	675,997	$9.711236	$6,564,765	1.40%	17.15%	2.46%

	2,510,206		$24,550,118

2003
Top I	1,417	$9.577460	$13,574	1.10%	23.01%	1.36%
Top Tradition	19,436	$9.577460	$186,143	1.10%	23.01%	1.47%
Top Plus	1,774	$9.656808	$17,131	0.90%	23.25%	1.73%
Top Spectrum	935	$8.289314	$7,749	1.40%	22.64%	1.56%
Top Explorer	19,586	$9.498828	$186,046	1.30%	22.77%	1.31%
Oncore Flex	22,040	$8.243099	$181,675	1.50%	22.52%	0.90%
Oncore & Firstar Oncore Value	97,467	$8.525128	$830,919	0.90%	23.25%	1.47%
Oncore & Firstar Oncore Premier	313,813	$8.289314	$2,601,299	1.40%	22.64%	1.56%
Oncore & Firstar Oncore Xtra	365,089	$8.289314	$3,026,337	1.40%	22.64%	1.56%
Oncore & Firstar Oncore Lite	260,913	$8.289314	$2,162,791	1.40%	22.64%	1.56%

	1,102,470		$9,213,664

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2007
Top Tradition	16,448	$10.952152	$180,145	1.10%	–2.70%	1.05%
Top Plus	1,875	$11.130762	$20,868	0.90%	–2.51%	1.07%
Investar Vision	2,032	$12.223335	$24,840	1.40%	–2.99%	1.09%
Top Explorer	6,859	$10.776696	$73,915	1.30%	–2.90%	0.98%
Oncore & Firstar Oncore Flex	126,227	$12.107356	$1,528,273	1.50%	–3.09%	1.86%
Oncore & Firstar Oncore Value	731,330	$12.822248	$9,377,299	0.90%	–2.51%	0.92%
Oncore & Firstar Oncore Premier	1,183,054	$12.223335	$14,460,866	1.40%	–2.99%	0.97%
Oncore & Firstar Oncore Xtra	936,886	$12.223335	$11,451,866	1.40%	–2.99%	0.97%
Oncore & Firstar Oncore Lite	1,539,383	$12.223335	$18,816,393	1.40%	–2.99%	0.97%
Oncore Ultra	1,994	$12.223335	$24,379	1.40%	–2.99%	0.97%

	4,546,088		$55,958,844

2006
Top Tradition	16,827	$11.256540	$189,418	1.10%	11.67%	1.12%
Top Plus	1,875	$11.417334	$21,405	0.90%	11.89%	1.03%
Investar Vision	1,899	$12.600550	$23,934	1.40%	11.34%	1.21%
Top Explorer	7,851	$11.098233	$87,133	1.30%	11.45%	0.90%
Oncore & Firstar Oncore Flex	30,092	$12.493365	$375,946	1.50%	11.23%	1.15%
Oncore & Firstar Oncore Value	925,628	$13.152376	$12,174,203	0.90%	11.89%	1.27%
Oncore & Firstar Oncore Premier	1,364,557	$12.600550	$17,194,178	1.40%	11.34%	1.20%
Oncore & Firstar Oncore Xtra	1,032,253	$12.600550	$13,006,955	1.40%	11.34%	1.20%
Oncore & Firstar Oncore Lite	1,764,736	$12.600550	$22,236,639	1.40%	11.34%	1.20%
Oncore Ultra	887	$12.600550	$11,179	1.40%	8.47%	1.20%	8/7/06

	5,146,605		$65,320,990

2005
Top Tradition	17,758	$10.080590	$179,009	1.10%	5.36%	0.70%
Top Plus	3,357	$10.204411	$34,253	0.90%	5.56%	0.73%
Investar Vision & Top Spectrum	1,462	$11.317571	$16,551	1.40%	5.04%	1.08%
Top Explorer	13,197	$9.958408	$131,423	1.30%	5.15%	0.83%
Oncore & Firstar Oncore Flex	26,434	$11.232325	$296,919	1.50%	4.94%	0.83%
Oncore & Firstar Oncore Value	593,339	$11.755126	$6,974,771	0.90%	5.56%	1.26%
Oncore & Firstar Oncore Premier	1,100,532	$11.317571	$12,455,351	1.40%	5.04%	1.08%
Oncore & Firstar Oncore Xtra	808,383	$11.317571	$9,148,934	1.40%	5.04%	1.08%
Oncore & Firstar Oncore Lite	1,186,712	$11.317571	$13,430,692	1.40%	5.04%	1.08%

	3,751,174		$42,667,903

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount (continued)
2004
Top I	1,395	$9.568193	$13,347	1.10%	13.69%	0.93%
Top Tradition	21,559	$9.568193	$206,284	1.10%	13.69%	1.24%
Top Plus	4,797	$9.666608	$46,371	0.90%	13.91%	1.13%
Top Spectrum	6	$10.774073	$68	1.40%	13.35%	1.21%
Top Explorer	14,453	$9.470844	$136,880	1.30%	13.46%	0.93%
Oncore & Firstar Oncore Flex	25,784	$10.703431	$275,980	1.50%	13.24%	0.99%
Oncore & Firstar Oncore Value	143,000	$11.135594	$1,592,385	0.90%	13.91%	1.12%
Oncore & Firstar Oncore Premier	522,966	$10.774073	$5,634,477	1.40%	13.35%	1.21%
Oncore & Firstar Oncore Xtra	420,443	$10.774073	$4,529,880	1.40%	13.35%	1.21%
Oncore & Firstar Oncore Lite	256,285	$10.774073	$2,761,233	1.40%	13.35%	1.21%

	1,410,688		$15,196,905

2003
Top Tradition	18,201	$8.416223	$153,181	1.10%	28.07%	0.76%
Top Plus	4,818	$8.485938	$40,884	0.90%	28.32%	1.15%
Investar Vision & Top Spectrum	2,232	$9.505131	$21,213	1.40%	27.69%	0.94%
Top Explorer	18,179	$8.347120	$151,744	1.30%	27.81%	0.71%
Oncore & Firstar Oncore Flex	33,028	$9.452134	$312,184	1.50%	27.56%	0.73%
Oncore & Firstar Oncore Value	120,665	$9.775513	$1,179,564	0.90%	28.32%	0.90%
Oncore & Firstar Oncore Premier	417,384	$9.505131	$3,967,287	1.40%	27.69%	0.94%
Oncore & Firstar Oncore Xtra	317,336	$9.505131	$3,016,325	1.40%	27.69%	0.94%
Oncore & Firstar Oncore Lite	107,031	$9.505131	$1,017,347	1.40%	27.69%	0.94%

	1,038,874		$9,859,729

Capital Growth Subaccount
2007
Top Tradition	17,018	$10.133575	$172,455	1.10%	8.93%	0.19%
Top Plus	579	$10.298874	$5,962	0.90%	9.14%	0.08%
Investar Vision & Top Spectrum	4,868	$12.855843	$62,581	1.40%	8.60%	0.15%
Top Explorer	17,860	$9.971150	$178,080	1.30%	8.71%	0.19%
Oncore Flex	4,364	$12.303117	$53,691	1.50%	8.49%	0.18%
Oncore & Firstar Oncore Value	186,546	$13.029658	$2,430,625	0.90%	9.14%	0.19%
Oncore & Firstar Oncore Premier	302,672	$12.420910	$3,759,477	1.40%	8.60%	0.18%
Oncore & Firstar Oncore Xtra	329,885	$12.420910	$4,097,472	1.40%	8.60%	0.18%
Oncore & Firstar Oncore Lite	375,637	$12.420910	$4,665,750	1.40%	8.60%	0.18%
Oncore Ultra	5,058	$12.420910	$62,819	1.40%	8.60%	0.18%

	1,244,487		$15,488,912

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2006
Top Tradition	17,496	$9.303136	$162,768	1.10%	7.38%	0.13%
Top Plus	2,417	$9.436066	$22,811	0.90%	7.59%	0.12%
Investar Vision & Top Spectrum	8,736	$11.837536	$103,407	1.40%	7.06%	0.10%
Top Explorer	15,774	$9.172218	$144,686	1.30%	7.17%	0.14%
Oncore Flex	4,876	$11.339819	$55,297	1.50%	6.96%	0.10%
Oncore & Firstar Oncore Value	185,627	$11.938074	$2,216,026	0.90%	7.59%	0.13%
Oncore & Firstar Oncore Premier	360,092	$11.437055	$4,118,380	1.40%	7.06%	0.13%
Oncore & Firstar Oncore Xtra	338,667	$11.437055	$3,873,355	1.40%	7.06%	0.13%
Oncore & Firstar Oncore Lite	387,889	$11.437055	$4,436,311	1.40%	7.06%	0.13%
Oncore Ultra	3,745	$11.437055	$42,830	1.40%	10.24%	0.13%	8/7/06

	1,325,319		$15,175,871

2005
Top I	49	$8.663631	$429	1.10%	1.82%	0.15%
Top Tradition	16,732	$8.663631	$144,957	1.10%	1.82%	0.15%
Top Plus	2,973	$8.770072	$26,072	0.90%	2.03%	0.15%
Investar Vision & Top Spectrum	13,742	$11.056445	$151,942	1.40%	1.52%	0.15%
Top Explorer	11,307	$8.558562	$96,768	1.30%	1.62%	0.15%
Oncore & Firstar Oncore Flex	9,365	$10.601986	$99,285	1.50%	1.42%	0.13%
Oncore & Firstar Oncore Value	175,524	$11.095490	$1,947,523	0.90%	2.03%	0.15%
Oncore & Firstar Oncore Premier	398,513	$10.682403	$4,257,080	1.40%	1.52%	0.15%
Oncore & Firstar Oncore Xtra	352,790	$10.682403	$3,768,645	1.40%	1.52%	0.15%
Oncore & Firstar Oncore Lite	340,851	$10.682403	$3,641,113	1.40%	1.52%	0.15%

	1,321,846		$14,133,814

2004
Top I	58	$8.508390	$495	1.10%	7.90%	0.60%
Top Tradition	17,062	$8.508390	$145,168	1.10%	7.90%	0.63%
Top Plus	2,591	$8.595928	$22,275	0.90%	8.11%	0.66%
Investar Vision & Top Spectrum	13,942	$10.890456	$151,832	1.40%	7.58%	0.55%
Top Explorer	12,326	$8.421774	$103,805	1.30%	7.68%	0.60%
Oncore & Firstar Oncore Flex	13,111	$10.453079	$137,047	1.50%	7.47%	0.72%
Oncore & Firstar Oncore Value	174,593	$10.875163	$1,898,728	0.90%	8.11%	1.21%
Oncore & Firstar Oncore Premier	416,483	$10.522029	$4,382,251	1.40%	7.58%	1.11%
Oncore & Firstar Oncore Xtra	386,602	$10.522029	$4,067,839	1.40%	7.58%	1.11%
Oncore & Firstar Oncore Lite	341,142	$10.522029	$3,589,506	1.40%	7.58%	1.11%

	1,377,910		$14,498,946

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2003
Top I	73	$7.885625	$576	1.10%	22.39%	0.14%
Top Tradition	22,684	$7.885625	$178,874	1.10%	22.39%	0.28%
Top Plus	3,825	$7.950961	$30,413	0.90%	22.63%	0.25%
Investar Vision & Top Spectrum	27,886	$10.123381	$282,304	1.40%	22.03%	0.26%
Top Explorer	17,352	$7.820835	$135,704	1.30%	22.15%	0.25%
Oncore Flex	12,960	$9.726410	$126,053	1.50%	21.91%	0.27%
Oncore & Firstar Oncore Value	64,973	$10.059169	$653,577	0.90%	22.63%	0.26%
Oncore & Firstar Oncore Premier	232,062	$9.780917	$2,269,777	1.40%	22.03%	0.29%
Oncore & Firstar Oncore Xtra	195,821	$9.780917	$1,915,308	1.40%	22.03%	0.29%
Oncore & Firstar Oncore Lite	81,341	$9.780917	$795,593	1.40%	22.03%	0.29%

	658,977		$6,388,179

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2007
Top I	4,644	$37.545785	$174,366	1.10%	31.85%	1.41%
Top Tradition	76,326	$37.545785	$2,865,710	1.10%	31.85%	1.21%
Top Plus	23,028	$38.158022	$878,694	0.90%	32.11%	1.16%
Investar Vision & Top Spectrum	7,460	$33.646647	$250,991	1.40%	31.45%	1.12%
Top Explorer	77,112	$36.944411	$2,848,846	1.30%	31.59%	1.17%
Oncore & Firstar Oncore Flex	79,776	$33.365713	$2,661,796	1.50%	31.32%	1.61%
Oncore & Firstar Oncore Value	825,167	$35.091985	$28,956,756	0.90%	32.11%	1.51%
Oncore & Firstar Oncore Premier	824,495	$33.646647	$27,741,509	1.40%	31.45%	1.48%
Oncore & Firstar Oncore Xtra	921,207	$33.646647	$30,995,523	1.40%	31.45%	1.48%
Oncore & Firstar Oncore Lite	2,062,240	$33.646647	$69,387,461	1.40%	31.45%	1.48%
Oncore Ultra	45,990	$33.646647	$1,547,399	1.40%	31.45%	1.48%
Oncore Wrap	3,371	$14.467461	$48,776	0.65%	32.44%	1.97%

	4,950,816		$168,357,827

2006
Top I	2,956	$28.476888	$84,181	1.10%	28.54%	0.27%
Top Tradition	67,867	$28.476888	$1,932,630	1.10%	28.54%	0.49%
Top Plus	25,045	$28.883706	$723,384	0.90%	28.79%	0.45%
Investar Vision & Top Spectrum	8,469	$25.595623	$216,780	1.40%	28.16%	0.45%
Top Explorer	80,129	$28.076418	$2,249,734	1.30%	28.28%	0.46%
Oncore & Firstar Oncore Flex	32,365	$25.407056	$822,293	1.50%	28.03%	0.41%
Oncore & Firstar Oncore Value	440,423	$26.562868	$11,698,898	0.90%	28.79%	0.50%
Oncore & Firstar Oncore Premier	611,683	$25.595623	$15,656,441	1.40%	28.16%	0.49%
Oncore & Firstar Oncore Xtra	604,652	$25.595623	$15,476,434	1.40%	28.16%	0.49%
Oncore & Firstar Oncore Lite	905,939	$25.595623	$23,188,064	1.40%	28.16%	0.49%
Oncore Ultra	11,152	$25.595623	$285,447	1.40%	20.22%	0.49%	8/7/06

	2,790,680		$72,334,286

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Emerging Markets Subaccount (continued)
2005
Top I	7,746	$22.154733	$171,610	1.10%	39.25%	0.31%
Top Tradition	55,759	$22.154733	$1,235,323	1.10%	39.25%	0.35%
Top Plus	26,504	$22.426883	$594,400	0.90%	39.52%	0.37%
Investar Vision & Top Spectrum	11,475	$19.972051	$229,179	1.40%	38.84%	0.32%
Top Explorer	79,402	$21.886225	$1,737,812	1.30%	38.98%	0.32%
Oncore & Firstar Oncore Flex	35,311	$19.844405	$700,717	1.50%	38.70%	0.32%
Oncore & Firstar Oncore Value	314,166	$20.624860	$6,479,623	0.90%	39.52%	0.35%
Oncore & Firstar Oncore Premier	446,998	$19.972051	$8,927,462	1.40%	38.84%	0.32%
Oncore & Firstar Oncore Xtra	499,600	$19.972051	$9,978,043	1.40%	38.84%	0.32%
Oncore & Firstar Oncore Lite	550,527	$19.972051	$10,995,178	1.40%	38.84%	0.32%

	2,027,488		$41,049,347

2004
Top I	2,677	$15.910050	$42,589	1.10%	29.16%	0.49%
Top Tradition	32,890	$15.910050	$523,281	1.10%	29.16%	0.70%
Top Plus	17,239	$16.073745	$277,101	0.90%	29.42%	0.71%
Investar Vision & Top Spectrum	12,143	$14.384975	$174,674	1.40%	28.78%	0.78%
Top Explorer	67,157	$15.748173	$1,057,603	1.30%	28.91%	0.66%
Oncore & Firstar Oncore Flex	16,447	$14.307077	$235,307	1.50%	28.65%	0.69%
Oncore & Firstar Oncore Value	118,442	$14.782215	$1,750,831	0.90%	29.42%	0.64%
Oncore & Firstar Oncore Premier	208,062	$14.384975	$2,992,974	1.40%	28.78%	0.78%
Oncore & Firstar Oncore Xtra	184,797	$14.384975	$2,658,294	1.40%	28.78%	0.78%
Oncore & Firstar Oncore Lite	271,393	$14.384975	$3,903,978	1.40%	28.78%	0.78%

	931,247		$13,616,632

2003
Top Tradition	28,285	$12.317740	$348,406	1.10%	51.28%	0.06%
Top Plus	11,990	$12.419811	$148,916	0.90%	51.58%	0.06%
Investar Vision & Top Spectrum	21,514	$11.170138	$240,312	1.40%	50.83%	0.06%
Top Explorer	59,118	$12.216585	$722,225	1.30%	50.98%	0.06%
Oncore Flex	13,674	$11.120629	$152,065	1.50%	50.68%	0.05%
Oncore & Firstar Oncore Value	83,226	$11.421882	$950,600	0.90%	51.58%	0.06%
Oncore & Firstar Oncore Premier	110,955	$11.170138	$1,239,386	1.40%	50.83%	0.06%
Oncore & Firstar Oncore Xtra	198,677	$11.170138	$2,219,248	1.40%	50.83%	0.06%
Oncore & Firstar Oncore Lite	23,810	$11.170138	$265,956	1.40%	50.83%	0.06%

	551,249		$6,287,114

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount
2007
Top I	1,128	$20.154740	$22,731	1.10%	–8.21%	0.00%
Top Tradition	44,868	$20.154740	$904,297	1.10%	–8.21%	0.00%
Top Plus	16,327	$20.483410	$334,442	0.90%	–8.03%	0.00%
Investar Vision & Top Spectrum	411	$17.347767	$7,130	1.40%	–8.49%	0.00%
Top Explorer	32,736	$19.831893	$649,223	1.30%	–8.40%	0.00%
Oncore & Firstar Oncore Flex	18,277	$17.202940	$314,419	1.50%	–8.58%	0.00%
Oncore & Firstar Oncore Value	183,452	$18.093147	$3,319,232	0.90%	–8.03%	0.00%
Oncore & Firstar Oncore Premier	473,238	$17.347767	$8,209,614	1.40%	–8.49%	0.00%
Oncore & Firstar Oncore Xtra	464,736	$17.347767	$8,062,133	1.40%	–8.49%	0.00%
Oncore & Firstar Oncore Lite	625,826	$17.347767	$10,856,679	1.40%	–8.49%	0.00%
Oncore Ultra	6,227	$17.347767	$108,021	1.40%	–8.49%	0.00%

	1,867,226		$32,787,921

2006
Top I	1,424	$21.958579	$31,267	1.10%	14.81%	0.00%
Top Tradition	54,064	$21.958579	$1,187,168	1.10%	14.81%	0.00%
Top Plus	21,869	$22.272208	$487,075	0.90%	15.04%	0.00%
Investar Vision & Top Spectrum	2,424	$18.956827	$45,957	1.40%	14.47%	0.00%
Top Explorer	40,553	$21.649823	$877,956	1.30%	14.58%	0.00%
Oncore & Firstar Oncore Flex	20,982	$18.817209	$394,824	1.50%	14.36%	0.00%
Oncore & Firstar Oncore Value	212,797	$19.673197	$4,186,390	0.90%	15.04%	0.00%
Oncore & Firstar Oncore Premier	562,916	$18.956827	$10,671,108	1.40%	14.47%	0.00%
Oncore & Firstar Oncore Xtra	585,478	$18.956827	$11,098,803	1.40%	14.47%	0.00%
Oncore & Firstar Oncore Lite	496,818	$18.956827	$9,418,102	1.40%	14.47%	0.00%
Oncore Ultra	1,819	$18.956827	$34,475	1.40%	13.55%	0.00%	8/7/06

	2,001,144		$38,433,125

2005
Top I	1,350	$19.126277	$25,820	1.10%	2.87%	0.00%
Top Tradition	68,240	$19.126277	$1,305,171	1.10%	2.87%	0.00%
Top Plus	30,037	$19.361165	$581,551	0.90%	3.07%	0.00%
Investar Vision & Top Spectrum	5,290	$16.560566	$87,613	1.40%	2.56%	0.00%
Top Explorer	54,422	$18.894531	$1,028,286	1.30%	2.66%	0.00%
Oncore & Firstar Oncore Flex	24,959	$16.454758	$410,686	1.50%	2.46%	0.00%
Oncore & Firstar Oncore Value	216,601	$17.101848	$3,704,272	0.90%	3.07%	0.00%
Oncore & Firstar Oncore Premier	709,556	$16.560566	$11,750,647	1.40%	2.56%	0.00%
Oncore & Firstar Oncore Xtra	669,899	$16.560566	$11,093,914	1.40%	2.56%	0.00%
Oncore & Firstar Oncore Lite	343,406	$16.560566	$5,687,000	1.40%	2.56%	0.00%

	2,123,760		$35,674,960

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount (continued)
2004
Top I	2,062	$18.593323	$38,338	1.10%	13.63%	0.00%
Top Tradition	76,754	$18.593323	$1,427,113	1.10%	13.63%	0.00%
Top Plus	29,999	$18.784536	$563,525	0.90%	13.86%	0.00%
Investar Vision & Top Spectrum	4,166	$16.146731	$67,269	1.40%	13.30%	0.00%
Top Explorer	55,688	$18.404237	$1,024,903	1.30%	13.41%	0.00%
Oncore & Firstar Oncore Flex	49,757	$16.059334	$799,056	1.50%	13.19%	0.00%
Oncore & Firstar Oncore Value	229,934	$16.592504	$3,815,182	0.90%	13.86%	0.00%
Oncore & Firstar Oncore Premier	684,580	$16.146731	$11,053,703	1.40%	13.30%	0.00%
Oncore & Firstar Oncore Xtra	723,166	$16.146731	$11,676,774	1.40%	13.30%	0.00%
Oncore & Firstar Oncore Lite	303,487	$16.146731	$4,900,327	1.40%	13.30%	0.00%

	2,159,593		$35,366,190

2003
Top I	614	$16.362380	$10,050	1.10%	35.73%	0.00%
Top Tradition	102,226	$16.362380	$1,672,660	1.10%	35.73%	0.00%
Top Plus	29,707	$16.497870	$490,107	0.90%	36.00%	0.00%
Investar Vision & Top Spectrum	2,895	$14.251640	$41,252	1.40%	35.33%	0.00%
Top Explorer	62,888	$16.228101	$1,020,554	1.30%	35.46%	0.00%
Oncore & Firstar Oncore Flex	57,563	$14.188521	$816,735	1.50%	35.20%	0.00%
Oncore & Firstar Oncore Value	156,880	$14.572671	$2,286,167	0.90%	36.00%	0.00%
Oncore & Firstar Oncore Premier	536,066	$14.251640	$7,639,815	1.40%	35.33%	0.00%
Oncore & Firstar Oncore Xtra	589,418	$14.251640	$8,400,174	1.40%	35.33%	0.00%
Oncore & Firstar Oncore Lite	135,822	$14.251640	$1,935,682	1.40%	35.33%	0.00%

	1,674,079		$24,313,196

U.S. Strategic Equity Subaccount
2007
Top Tradition	939	$11.671254	$10,955	1.10%	–2.04%	1.26%
Top Explorer	318	$11.621527	$3,698	1.30%	–2.23%	1.37%
Oncore Value	8,693	$12.140826	$105,545	0.90%	–1.84%	1.61%
Oncore & Firstar Oncore Premier	28,364	$11.981882	$339,844	1.40%	–2.33%	1.48%
Oncore & Firstar Oncore Xtra	20,091	$11.981882	$240,727	1.40%	–2.33%	1.48%
Oncore Lite	45,730	$11.981882	$547,937	1.40%	–2.33%	1.48%
Oncore Ultra	3,402	$11.981882	$40,760	1.40%	–2.33%	1.48%

	107,537		$1,289,466

2006
Top Tradition	478	$11.914135	$5,692	1.10%	16.21%	0.97%
Oncore Value	2,393	$12.368823	$29,598	0.90%	16.44%	0.63%
Oncore & Firstar Oncore Premier	12,314	$12.267727	$151,066	1.40%	15.87%	0.84%
Oncore & Firstar Oncore Xtra	13,377	$12.267727	$164,106	1.40%	15.87%	0.84%
Oncore Lite	10,661	$12.267727	$130,788	1.40%	15.87%	0.84%

	39,223		$481,250

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
U.S. Strategic Equity Subaccount (continued)
2005
Oncore Premier	1,859	$10.587937	$19,684	1.40%	5.88%	0.92%	5/2/05
Oncore Xtra	6,323	$10.587937	$66,949	1.40%	5.88%	0.92%	5/2/05
Oncore Lite	2,252	$10.587937	$23,843	1.40%	5.88%	0.92%	5/2/05

	10,434		$110,476

International Equity Subaccount
2007
Top Tradition	7,176	$13.850956	$99,391	1.10%	9.57%	2.91%
Top Plus	7,662	$13.910386	$106,579	0.90%	9.79%	2.35%
Top Explorer	21,206	$13.791967	$292,475	1.30%	9.36%	2.78%
Oncore & Firstar Oncore Flex	43,669	$15.043229	$656,923	1.50%	9.14%	4.03%
Oncore & Firstar Oncore Value	1,544,679	$15.282850	$23,607,094	0.90%	9.79%	5.00%
Oncore & Firstar Oncore Premier	1,030,616	$15.082802	$15,544,581	1.40%	9.25%	4.90%
Oncore & Firstar Oncore Xtra	1,141,663	$15.082802	$17,219,477	1.40%	9.25%	4.90%
Oncore & Firstar Oncore Lite	3,787,712	$15.082802	$57,129,314	1.40%	9.25%	4.90%
Oncore Ultra	204,628	$15.082802	$3,086,363	1.40%	9.25%	4.90%
Oncore Wrap	4,319	$11.578624	$50,005	0.65%	10.07%	5.05%

	7,793,330		$117,792,202

2006
Top Tradition	3,043	$12.640844	$38,470	1.10%	21.20%	1.82%
Top Plus	6,646	$12.669820	$84,202	0.90%	21.44%	1.10%
Top Explorer	4,951	$12.612029	$62,440	1.30%	20.96%	0.48%
Oncore & Firstar Oncore Flex	11,708	$13.783561	$161,381	1.50%	20.72%	0.98%
Oncore & Firstar Oncore Value	137,496	$13.919887	$1,913,924	0.90%	21.44%	1.25%
Oncore & Firstar Oncore Premier	152,623	$13.806134	$2,107,141	1.40%	20.84%	1.08%
Oncore & Firstar Oncore Xtra	102,764	$13.806134	$1,418,767	1.40%	20.84%	1.08%
Oncore Lite	322,849	$13.806134	$4,457,290	1.40%	20.84%	1.08%
Oncore Ultra	5,417	$13.806134	$74,792	1.40%	12.00%	1.08%	8/7/06

	747,497		$10,318,407

2005
Top Tradition	94	$10.429757	$984	1.10%	4.30%	0.00%	11/2/05
Top Plus	2,531	$10.433037	$26,404	0.90%	4.33%	0.00%	11/2/05
Top Explorer	429	$10.426488	$4,474	1.30%	4.26%	0.00%	11/2/05
Oncore & Firstar Oncore Value	15,803	$11.462413	$181,144	0.90%	14.62%	0.70%	5/2/05
Oncore & Firstar Oncore Premier	39,721	$11.424916	$453,813	1.40%	14.25%	1.26%	5/2/05
Oncore Xtra	10,912	$11.424916	$124,673	1.40%	14.25%	1.26%	5/2/05
Oncore Lite	47,283	$11.424916	$540,191	1.40%	14.25%	1.26%	5/2/05

	116,773		$1,331,683

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2007
Top Tradition	24,709	$20.715979	$511,881	1.10%	8.91%	0.13%
Top Plus	1,556	$20.908461	$32,537	0.90%	9.13%	0.07%
Top Spectrum	175	$21.061139	$3,686	1.40%	8.59%	0.03%
Top Explorer	15,825	$20.525766	$324,829	1.30%	8.70%	0.13%
Oncore Flex	164,331	$15.072658	$2,476,908	1.50%	8.48%	0.21%
Oncore & Firstar Oncore Value	1,165,897	$15.804539	$18,426,468	0.90%	9.13%	0.22%
Oncore & Firstar Oncore Premier	1,484,309	$15.191887	$22,549,433	1.40%	8.59%	0.18%
Oncore & Firstar Oncore Xtra	1,030,495	$15.191887	$15,655,168	1.40%	8.59%	0.18%
Oncore & Firstar Oncore Lite	3,181,433	$15.191887	$48,331,966	1.40%	8.59%	0.18%
Oncore Ultra	105,966	$15.191887	$1,609,827	1.40%	8.59%	0.18%
Oncore Wrap	5,994	$11.450802	$68,632	0.65%	9.40%	0.19%

	7,180,690		$109,991,335

2006
Top Tradition	17,592	$19.020474	$334,604	1.10%	12.38%	0.00%
Top Plus	2,650	$19.158989	$50,766	0.90%	12.60%	0.00%
Top Spectrum	4,772	$19.395079	$92,555	1.40%	12.05%	0.00%
Top Explorer	10,286	$18.883289	$194,224	1.30%	12.16%	0.00%
Oncore & Firstar Oncore Flex	33,897	$13.894080	$470,973	1.50%	11.94%	0.00%
Oncore & Firstar Oncore Value	328,438	$14.482124	$4,756,474	0.90%	12.60%	0.00%
Oncore & Firstar Oncore Premier	852,751	$13.990120	$11,930,103	1.40%	12.05%	0.00%
Oncore & Firstar Oncore Xtra	553,562	$13.990120	$7,744,396	1.40%	12.05%	0.00%
Oncore & Firstar Oncore Lite	910,846	$13.990120	$12,742,845	1.40%	12.05%	0.00%
Oncore Ultra	3,458	$13.990120	$48,377	1.40%	11.99%	0.00%	8/7/06

	2,718,252		$38,365,317

2005
Top Tradition	3,919	$16.925595	$66,329	1.10%	19.94%	0.00%
Top Plus	1,499	$17.015200	$25,504	0.90%	20.18%	0.00%
Top Spectrum	857	$17.310022	$14,842	1.40%	19.59%	0.00%
Top Explorer	6,174	$16.836643	$103,945	1.30%	19.71%	0.00%
Oncore & Firstar Oncore Flex	17,810	$12.412592	$221,067	1.50%	19.47%	0.00%
Oncore & Firstar Oncore Value	165,087	$12.861660	$2,123,294	0.90%	20.18%	0.00%
Oncore & Firstar Oncore Premier	501,863	$12.486109	$6,266,314	1.40%	19.59%	0.00%
Oncore & Firstar Oncore Xtra	374,772	$12.486109	$4,679,447	1.40%	19.59%	0.00%
Oncore & Firstar Oncore Lite	373,608	$12.486109	$4,664,905	1.40%	19.59%	0.00%

	1,445,589		$18,165,647

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2004
Top Tradition	1,270	$14.111196	$17,926	1.10%	14.12%	0.00%
Top Spectrum	814	$14.474365	$11,780	1.40%	13.78%	0.00%
Top Explorer	1,563	$14.064683	$21,981	1.30%	13.89%	0.00%
Oncore & Firstar Oncore Flex	5,391	$10.389413	$56,013	1.50%	13.67%	0.00%
Oncore & Firstar Oncore Value	112,073	$10.701866	$1,199,391	0.90%	14.35%	0.00%
Oncore & Firstar Oncore Premier	471,111	$10.440691	$4,918,725	1.40%	13.78%	0.00%
Oncore & Firstar Oncore Xtra	366,339	$10.440691	$3,824,829	1.40%	13.78%	0.00%
Oncore & Firstar Oncore Lite	305,389	$10.440691	$3,188,473	1.40%	13.78%	0.00%

	1,263,950		$13,239,118

2003
Top Tradition	167	$12.365330	$2,066	1.10%	23.65%	0.00%	5/1/03
Top Explorer	505	$12.349020	$6,239	1.30%	23.49%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	11,827	$9.140135	$108,098	1.50%	26.90%	0.00%
Oncore & Firstar Oncore Value	67,222	$9.359209	$629,148	0.90%	27.65%	0.00%
Oncore & Firstar Oncore Premier	228,307	$9.176173	$2,094,988	1.40%	27.02%	0.00%
Oncore & Firstar Oncore Xtra	217,921	$9.176173	$1,999,677	1.40%	27.02%	0.00%
Oncore & Firstar Oncore Lite	120,227	$9.176173	$1,103,220	1.40%	27.02%	0.00%

	646,176		$5,943,436

Jennison Subaccount
2007
Top Tradition	520	$16.387638	$8,518	1.10%	10.33%	0.00%
Top Plus	452	$16.539895	$7,483	0.90%	10.55%	0.00%
Top Explorer	519	$16.237137	$8,431	1.30%	10.12%	0.00%
Oncore & Firstar Oncore Flex	4,680	$7.885871	$36,910	1.50%	9.90%	0.00%
Oncore & Firstar Oncore Value	257,071	$8.268942	$2,125,707	0.90%	10.55%	0.00%
Oncore & Firstar Oncore Premier	367,599	$7.948311	$2,921,776	1.40%	10.01%	0.00%
Oncore & Firstar Oncore Xtra	298,415	$7.948311	$2,371,897	1.40%	10.01%	0.00%
Oncore & Firstar Oncore Lite	493,015	$7.948311	$3,918,639	1.40%	10.01%	0.00%
Oncore Ultra	10,933	$7.948311	$86,903	1.40%	10.01%	0.00%

	1,433,204		$11,486,264

2006
Top Tradition	749	$14.852684	$11,125	1.10%	0.27%	0.00%
Top Plus	2,129	$14.960835	$31,851	0.90%	0.46%	0.00%
Top Explorer	250	$14.745520	$3,694	1.30%	0.07%	0.00%
Oncore & Firstar Oncore Flex	6,490	$7.175673	$46,572	1.50%	–0.13%	0.00%
Oncore & Firstar Oncore Value	252,293	$7.479515	$1,887,028	0.90%	0.46%	0.00%
Oncore & Firstar Oncore Premier	383,741	$7.225319	$2,772,656	1.40%	–0.03%	0.00%
Oncore & Firstar Oncore Xtra	333,935	$7.225319	$2,412,783	1.40%	–0.03%	0.00%
Oncore & Firstar Oncore Lite	319,160	$7.225319	$2,306,029	1.40%	–0.03%	0.00%
Oncore Ultra	374	$7.225319	$2,703	1.40%	11.84%	0.00%	8/7/06

	1,299,121		$9,474,441

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2005
Top Tradition	2,034	$14.813275	$30,130	1.10%	12.79%	0.00%
Top Plus	2,483	$14.891678	$36,980	0.90%	13.01%	0.00%
Top Explorer	153	$14.735402	$2,259	1.30%	12.57%	0.00%
Oncore & Firstar Oncore Flex	5,577	$7.184883	$40,071	1.50%	12.34%	0.00%
Oncore & Firstar Oncore Value	144,362	$7.444939	$1,074,768	0.90%	13.01%	0.00%
Oncore & Firstar Oncore Premier	361,192	$7.227488	$2,610,514	1.40%	12.45%	0.00%
Oncore & Firstar Oncore Xtra	319,469	$7.227488	$2,308,958	1.40%	12.45%	0.00%
Oncore & Firstar Oncore Lite	226,412	$7.227488	$1,636,380	1.40%	12.45%	0.00%

	1,061,682		$7,740,060

2004
Top Tradition	2,153	$13.133861	$28,271	1.10%	8.03%	0.05%
Top Plus	1,955	$13.177341	$25,759	0.90%	8.24%	0.08%
Top Explorer	213	$13.090566	$2,783	1.30%	7.81%	0.08%
Oncore & Firstar Oncore Flex	6,199	$6.395441	$39,648	1.50%	7.60%	0.04%
Oncore & Firstar Oncore Value	81,191	$6.587872	$534,879	0.90%	8.24%	0.04%
Oncore & Firstar Oncore Premier	392,291	$6.427045	$2,521,273	1.40%	7.71%	0.04%
Oncore & Firstar Oncore Xtra	343,789	$6.427045	$2,209,549	1.40%	7.71%	0.04%
Oncore & Firstar Oncore Lite	258,410	$6.427045	$1,660,813	1.40%	7.71%	0.04%

	1,086,201		$7,022,975

2003
Top Tradition	1,595	$12.157960	$19,392	1.10%	21.58%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	5,792	$5.943733	$34,428	1.50%	27.69%	0.00%
Oncore & Firstar Oncore Value	78,941	$6.086276	$480,456	0.90%	28.45%	0.00%
Oncore & Firstar Oncore Premier	476,587	$5.967201	$2,843,888	1.40%	27.82%	0.00%
Oncore & Firstar Oncore Xtra	317,143	$5.967201	$1,892,455	1.40%	27.82%	0.00%
Oncore & Firstar Oncore Lite	191,480	$5.967201	$1,142,599	1.40%	27.82%	0.00%

	1,071,538		$6,413,218

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2007
Top Tradition	1,769	$15.420281	$27,276	1.10%	0.78%	2.12%
Oncore Flex	6,051	$10.381689	$62,822	1.50%	0.39%	2.17%
Oncore & Firstar Oncore Value	48,022	$10.918948	$524,352	0.90%	0.99%	1.98%
Oncore & Firstar Oncore Premier	152,434	$10.469115	$1,595,846	1.40%	0.49%	2.38%
Oncore & Firstar Oncore Xtra	149,268	$10.469115	$1,562,707	1.40%	0.49%	2.38%
Oncore Lite	141,364	$10.469115	$1,479,953	1.40%	0.49%	2.38%

	498,908		$5,252,956

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

UBS Series Trust — Class I: (continued)
U.S. Allocation Subaccount (continued)
2006
Top Tradition	1,909	$15.300176	$29,210	1.10%	9.79%	2.74%
Top Explorer	250	$15.189822	$3,791	1.30%	9.57%	2.32%
Oncore Flex	8,986	$10.341806	$92,937	1.50%	9.36%	2.80%
Oncore & Firstar Oncore Value	69,509	$10.812345	$751,556	0.90%	10.01%	2.62%
Oncore & Firstar Oncore Premier	227,905	$10.418568	$2,374,432	1.40%	9.47%	2.45%
Oncore & Firstar Oncore Xtra	257,696	$10.418568	$2,684,826	1.40%	9.47%	2.45%
Oncore Lite	169,197	$10.418568	$1,762,792	1.40%	9.47%	2.45%

	735,452		$7,699,544

2005
Top Tradition	3,290	$13.935835	$45,844	1.10%	5.44%	1.21%
Top Explorer	308	$13.862590	$4,265	1.30%	5.24%	1.17%
Oncore Flex	12,694	$9.456771	$120,045	1.50%	5.03%	1.34%
Oncore & Firstar Oncore Value	92,279	$9.828756	$906,989	0.90%	5.65%	1.35%
Oncore & Firstar Oncore Premier	269,215	$9.517604	$2,562,281	1.40%	5.13%	1.36%
Oncore & Firstar Oncore Xtra	301,996	$9.517604	$2,874,275	1.40%	5.13%	1.36%
Oncore Lite	182,675	$9.517604	$1,738,637	1.40%	5.13%	1.36%

	862,457		$8,252,336

2004
Top Tradition	3,081	$13.216506	$40,722	1.10%	9.17%	0.79%
Top Plus	1,089	$13.260274	$14,445	0.90%	9.39%	1.02%
Top Explorer	368	$13.172955	$4,842	1.30%	8.96%	0.70%
Oncore Flex	18,043	$9.004017	$162,460	1.50%	8.74%	0.71%
Oncore & Firstar Oncore Value	141,986	$9.303016	$1,320,896	0.90%	9.39%	0.73%
Oncore & Firstar Oncore Premier	299,779	$9.053038	$2,713,911	1.40%	8.85%	0.72%
Oncore & Firstar Oncore Xtra	362,102	$9.053038	$3,278,122	1.40%	8.85%	0.72%
Oncore Lite	172,629	$9.053038	$1,562,816	1.40%	8.85%	0.72%

	999,077		$9,098,214

2003
Top Tradition	1,565	$12.105933	$18,948	1.10%	21.06%	0.00%	5/1/03
Oncore Flex	20,437	$8.280140	$169,225	1.50%	25.49%	1.18%
Oncore & Firstar Oncore Value	147,157	$8.504395	$1,251,482	0.90%	26.24%	0.67%
Oncore & Firstar Oncore Premier	434,217	$8.316999	$3,611,380	1.40%	25.61%	0.81%
Oncore & Firstar Oncore Xtra	396,099	$8.316999	$3,294,355	1.40%	25.61%	0.81%
Oncore & Firstar Oncore Lite	103,845	$8.316999	$863,677	1.40%	25.61%	0.81%

	1,103,320		$9,209,067

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007
Top I	31	$2.577072	$79	1.10%	31.88%	0.00%
Top Tradition	36,312	$2.577072	$93,579	1.10%	31.88%	0.00%
Top Plus	5,863	$2.616619	$15,341	0.90%	32.14%	0.00%
Top Spectrum	2,639	$2.519089	$6,649	1.40%	31.48%	0.00%
Top Explorer	44,196	$2.538280	$112,181	1.30%	31.61%	0.00%
Oncore Flex	11,908	$2.500055	$29,772	1.50%	31.35%	0.00%
Oncore Value	45,436	$2.616619	$118,887	0.90%	32.14%	0.00%
Oncore & Firstar Oncore Premier	236,488	$2.519089	$595,734	1.40%	31.48%	0.00%
Oncore & Firstar Oncore Xtra	199,176	$2.519089	$501,742	1.40%	31.48%	0.00%
Oncore Lite	79,629	$2.519089	$200,593	1.40%	31.48%	0.00%

	661,678		$1,674,557

2006
Top I	32	$1.954167	$62	1.10%	3.57%	0.00%
Top Tradition	65,552	$1.954167	$128,100	1.10%	3.57%	0.00%
Top Plus	5,905	$1.980207	$11,694	0.90%	3.77%	0.00%
Top Spectrum	3,156	$1.915891	$6,046	1.40%	3.26%	0.00%
Top Explorer	86,117	$1.928576	$166,083	1.30%	3.37%	0.00%
Oncore Flex	16,336	$1.903298	$31,093	1.50%	3.16%	0.00%
Oncore & Firstar Oncore Value	97,039	$1.980207	$192,157	0.90%	3.77%	0.00%
Oncore & Firstar Oncore Premier	382,215	$1.915891	$732,283	1.40%	3.26%	0.00%
Oncore & Firstar Oncore Xtra	446,614	$1.915891	$855,663	1.40%	3.26%	0.00%
Oncore & Firstar Oncore Lite	92,286	$1.915891	$176,810	1.40%	3.26%	0.00%

	1,195,252		$2,299,991

2005
Top I	33	$1.886830	$62	1.10%	8.72%	0.00%
Top Tradition	77,348	$1.886830	$145,942	1.10%	8.72%	0.00%
Top Plus	5,905	$1.908197	$11,269	0.90%	8.94%	0.00%
Top Spectrum	3,156	$1.855347	$5,856	1.40%	8.40%	0.00%
Top Explorer	85,963	$1.865781	$160,389	1.30%	8.51%	0.00%
Oncore Flex	17,230	$1.844968	$31,789	1.50%	8.29%	0.00%
Oncore & Firstar Oncore Value	101,242	$1.908197	$193,189	0.90%	8.94%	0.00%
Oncore & Firstar Oncore Premier	514,376	$1.855347	$954,346	1.40%	8.40%	0.00%
Oncore & Firstar Oncore Xtra	567,341	$1.855347	$1,052,615	1.40%	8.40%	0.00%
Oncore & Firstar Oncore Lite	118,032	$1.855347	$218,988	1.40%	8.40%	0.00%

	1,490,626		$2,774,445

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund: (continued)
Technology & Communications Subaccount (continued)
2004
Top I	34	$1.735475	$59	1.10%	5.26%	0.00%
Top Tradition	103,858	$1.735475	$180,243	1.10%	5.26%	0.00%
Top Plus	8,853	$1.751658	$15,508	0.90%	5.47%	0.00%
Investar Vision & Top Spectrum	5,204	$1.711570	$8,906	1.40%	4.95%	0.00%
Top Explorer	110,490	$1.719496	$189,988	1.30%	5.05%	0.00%
Oncore Flex	19,306	$1.703667	$32,892	1.50%	4.85%	0.00%
Oncore & Firstar Oncore Value	116,967	$1.751658	$204,886	0.90%	5.47%	0.00%
Oncore & Firstar Oncore Premier	640,924	$1.711570	$1,096,985	1.40%	4.95%	0.00%
Oncore & Firstar Oncore Xtra	624,692	$1.711570	$1,069,204	1.40%	4.95%	0.00%
Oncore & Firstar Oncore Lite	138,992	$1.711570	$237,895	1.40%	4.95%	0.00%

	1,769,320		$3,036,566

2003
Top I	5,940	$1.648743	$9,794	1.10%	43.75%	0.00%
Top Tradition	109,806	$1.648743	$181,042	1.10%	43.75%	0.00%
Top Plus	16,840	$1.660811	$27,968	0.90%	44.04%	0.00%
Investar Vision & Top Spectrum	11,329	$1.630860	$18,476	1.40%	43.33%	0.00%
Top Explorer	165,598	$1.636796	$271,051	1.30%	43.47%	0.00%
Oncore & Firstar Oncore Flex	44,820	$1.624937	$72,830	1.50%	43.19%	0.00%
Oncore & Firstar Oncore Value	140,033	$1.660811	$232,568	0.90%	44.04%	0.00%
Oncore & Firstar Oncore Premier	897,921	$1.630860	$1,464,383	1.40%	43.33%	0.00%
Oncore & Firstar Oncore Xtra	679,249	$1.630860	$1,107,760	1.40%	43.33%	0.00%
Oncore & Firstar Oncore Lite	150,418	$1.630860	$245,310	1.40%	43.33%	0.00%

	2,221,954		$3,631,182

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2007
Top I	8,487	$23.677772	$200,963	1.10%	14.08%	0.49%
Top Tradition	142,016	$23.677772	$3,362,625	1.10%	14.08%	0.48%
Top Plus	66,044	$24.040022	$1,587,690	0.90%	14.30%	0.50%
Investar Vision & Top Spectrum	5,512	$23.145481	$127,567	1.40%	13.74%	0.50%
Top Explorer	125,146	$23.321564	$2,918,607	1.30%	13.85%	0.49%
Oncore & Firstar Oncore Flex	175,993	$22.971200	$4,042,765	1.50%	13.62%	0.55%
Oncore & Firstar Oncore Value	972,387	$24.040022	$23,376,199	0.90%	14.30%	0.50%
Oncore & Firstar Oncore Premier	2,159,325	$23.145481	$49,978,653	1.40%	13.74%	0.50%
Oncore & Firstar Oncore Xtra	1,983,595	$23.145481	$45,911,252	1.40%	13.74%	0.50%
Oncore & Firstar Oncore Lite	3,703,381	$23.145481	$85,716,524	1.40%	13.74%	0.50%
Oncore Ultra	83,800	$23.145481	$1,939,597	1.40%	13.74%	0.50%
Oncore Wrap	3,057	$11.873742	$36,295	0.65%	14.59%	0.44%

	9,428,743		$219,198,737

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2006
Top I	8,511	$20.756062	$176,649	1.10%	11.18%	0.18%
Top Tradition	174,221	$20.756062	$3,616,149	1.10%	11.18%	0.17%
Top Plus	83,265	$21.031676	$1,751,193	0.90%	11.40%	0.18%
Investar Vision & Top Spectrum	5,564	$20.349982	$113,224	1.40%	10.86%	0.22%
Top Explorer	133,020	$20.484447	$2,724,847	1.30%	10.96%	0.18%
Oncore & Firstar Oncore Flex	67,583	$20.216775	$1,366,307	1.50%	10.75%	0.19%
Oncore & Firstar Oncore Value	844,421	$21.031676	$17,759,595	0.90%	11.40%	0.16%
Oncore & Firstar Oncore Premier	2,336,969	$20.349982	$47,557,268	1.40%	10.86%	0.15%
Oncore & Firstar Oncore Xtra	2,029,122	$20.349982	$41,292,605	1.40%	10.86%	0.15%
Oncore & Firstar Oncore Lite	2,487,471	$20.349982	$50,619,995	1.40%	10.86%	0.15%
Oncore Ultra	21,068	$20.349982	$428,741	1.40%	6.25%	0.15%	8/7/06

	8,191,215		$167,406,573

2005
Top I	10,004	$18.668363	$186,753	1.10%	16.74%	0.00%
Top Tradition	171,224	$18.668363	$3,196,478	1.10%	16.74%	0.00%
Top Plus	87,829	$18.878915	$1,658,125	0.90%	16.97%	0.00%
Investar Vision & Top Spectrum	9,823	$18.357292	$180,322	1.40%	16.39%	0.00%
Top Explorer	142,125	$18.460394	$2,623,693	1.30%	16.51%	0.00%
Oncore & Firstar Oncore Flex	73,719	$18.255071	$1,345,750	1.50%	16.28%	0.00%
Oncore & Firstar Oncore Value	680,743	$18.878915	$12,851,692	0.90%	16.97%	0.00%
Oncore & Firstar Oncore Premier	2,092,498	$18.357292	$38,412,599	1.40%	16.39%	0.00%
Oncore & Firstar Oncore Xtra	1,815,549	$18.357292	$33,328,559	1.40%	16.39%	0.00%
Oncore & Firstar Oncore Lite	1,402,517	$18.357292	$25,746,395	1.40%	16.39%	0.00%

	6,486,031		$119,530,366

2004
Top I	6,642	$15.992023	$106,221	1.10%	23.30%	0.00%
Top Tradition	149,737	$15.992023	$2,394,593	1.10%	23.30%	0.00%
Top Plus	102,881	$16.140487	$1,660,552	0.90%	23.54%	0.00%
Investar Vision & Top Spectrum	8,169	$15.772044	$128,838	1.40%	22.93%	0.00%
Top Explorer	124,238	$15.845027	$1,968,550	1.30%	23.05%	0.00%
Oncore & Firstar Oncore Flex	77,331	$15.699630	$1,214,062	1.50%	22.81%	0.00%
Oncore & Firstar Oncore Value	447,592	$16.140487	$7,224,357	0.90%	23.54%	0.00%
Oncore & Firstar Oncore Premier	1,608,799	$15.772044	$25,374,063	1.40%	22.93%	0.00%
Oncore & Firstar Oncore Xtra	1,516,757	$15.772044	$23,922,355	1.40%	22.93%	0.00%
Oncore & Firstar Oncore Lite	549,996	$15.772044	$8,674,559	1.40%	22.93%	0.00%

	4,592,142		$72,668,150

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2003
Top I	8,320	$12.970347	$107,916	1.10%	36.75%	0.17%
Top Tradition	142,617	$12.970347	$1,849,791	1.10%	36.75%	0.25%
Top Plus	80,477	$13.064822	$1,051,418	0.90%	37.02%	0.23%
Investar Vision & Top Spectrum	5,181	$12.829995	$66,466	1.40%	36.34%	0.22%
Top Explorer	109,214	$12.876605	$1,406,300	1.30%	36.48%	0.29%
Oncore & Firstar Oncore Flex	60,509	$12.783713	$773,532	1.50%	36.21%	0.34%
Oncore & Firstar Oncore Value	307,771	$13.064822	$4,020,973	0.90%	37.02%	0.21%
Oncore & Firstar Oncore Premier	1,265,141	$12.829995	$16,231,763	1.40%	36.34%	0.23%
Oncore & Firstar Oncore Xtra	1,151,800	$12.829995	$14,777,582	1.40%	36.34%	0.23%
Oncore & Firstar Oncore Lite	292,074	$12.829995	$3,747,314	1.40%	36.34%	0.23%

	3,423,104		$44,033,055

VIP Contrafund Subaccount
2007
Top I	11,506	$15.247903	$175,436	1.10%	16.02%	0.74%
Top Tradition	282,418	$15.247903	$4,306,288	1.10%	16.02%	0.75%
Top Plus	79,190	$15.481257	$1,225,961	0.90%	16.25%	0.74%
Investar Vision & Top Spectrum	5,743	$14.905057	$85,606	1.40%	15.67%	0.43%
Top Explorer	231,912	$15.018449	$3,482,960	1.30%	15.79%	0.77%
Oncore & Firstar Oncore Flex	345,272	$14.792803	$5,107,534	1.50%	15.56%	1.31%
Oncore & Firstar Oncore Value	3,248,750	$15.481257	$50,294,729	0.90%	16.25%	0.95%
Oncore & Firstar Oncore Premier	3,808,539	$14.905057	$56,766,478	1.40%	15.67%	0.89%
Oncore & Firstar Oncore Xtra	4,047,077	$14.905057	$60,321,910	1.40%	15.67%	0.89%
Oncore & Firstar Oncore Lite	7,652,517	$14.905057	$114,061,208	1.40%	15.67%	0.89%
Oncore Ultra	226,057	$14.905057	$3,369,397	1.40%	15.67%	0.89%
Oncore Wrap	6,953	$12.048841	$83,780	0.65%	16.54%	1.67%

	19,945,934		$299,281,287

2006
Top I	12,104	$13.142530	$159,080	1.10%	10.22%	0.98%
Top Tradition	284,381	$13.142530	$3,737,489	1.10%	10.22%	1.01%
Top Plus	86,470	$13.317115	$1,151,529	0.90%	10.44%	0.99%
Investar Vision & Top Spectrum	11,103	$12.885341	$143,060	1.40%	9.90%	0.96%
Top Explorer	219,614	$12.970476	$2,848,502	1.30%	10.01%	1.00%
Oncore & Firstar Oncore Flex	96,104	$12.800970	$1,230,222	1.50%	9.79%	1.00%
Oncore & Firstar Oncore Value	1,926,325	$13.317115	$25,653,098	0.90%	10.44%	1.08%
Oncore & Firstar Oncore Premier	3,279,015	$12.885341	$42,251,220	1.40%	9.90%	1.07%
Oncore & Firstar Oncore Xtra	3,430,873	$12.885341	$44,207,973	1.40%	9.90%	1.07%
Oncore & Firstar Oncore Lite	3,831,444	$12.885341	$49,369,459	1.40%	9.90%	1.07%
Oncore Ultra	64,429	$12.885341	$830,193	1.40%	8.27%	1.07%	8/7/06

	13,241,862		$171,581,825

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2005
Top I	13,160	$11.923636	$156,911	1.10%	15.38%	0.13%
Top Tradition	234,958	$11.923636	$2,801,553	1.10%	15.38%	0.10%
Top Plus	86,323	$12.058187	$1,040,901	0.90%	15.61%	0.11%
Investar Vision & Top Spectrum	12,539	$11.724900	$147,016	1.40%	15.04%	0.14%
Top Explorer	199,981	$11.790742	$2,357,929	1.30%	15.15%	0.11%
Oncore & Firstar Oncore Flex	94,484	$11.659576	$1,101,644	1.50%	14.93%	0.09%
Oncore & Firstar Oncore Value	1,228,615	$12.058187	$14,814,868	0.90%	15.61%	0.09%
Oncore & Firstar Oncore Premier	2,104,925	$11.724900	$24,680,032	1.40%	15.04%	0.10%
Oncore & Firstar Oncore Xtra	2,364,951	$11.724900	$27,728,819	1.40%	15.04%	0.10%
Oncore & Firstar Oncore Lite	1,657,605	$11.724900	$19,435,256	1.40%	15.04%	0.10%

	7,997,541		$94,264,929

2004
Top I	6,505	$10.334117	$67,221	1.10%	13.90%	0.20%
Top Tradition	147,010	$10.334117	$1,519,221	1.10%	13.90%	0.17%
Top Plus	68,693	$10.430125	$716,475	0.90%	14.13%	0.23%
Investar Vision & Top Spectrum	14,766	$10.191930	$150,493	1.40%	13.56%	0.15%
Top Explorer	142,693	$10.239077	$1,461,046	1.30%	13.68%	0.18%
Oncore & Firstar Oncore Flex	47,346	$10.145103	$480,329	1.50%	13.45%	0.20%
Oncore & Firstar Oncore Value	597,830	$10.430125	$6,235,444	0.90%	14.13%	0.17%
Oncore & Firstar Oncore Premier	1,433,277	$10.191930	$14,607,855	1.40%	13.56%	0.18%
Oncore & Firstar Oncore Xtra	1,621,864	$10.191930	$16,529,924	1.40%	13.56%	0.18%
Oncore & Firstar Oncore Lite	841,473	$10.191930	$8,576,234	1.40%	13.56%	0.18%

	4,921,457		$50,344,242

2003
Top I	7,770	$9.072746	$70,495	1.10%	26.80%	0.30%
Top Tradition	85,522	$9.072746	$775,923	1.10%	26.80%	0.22%
Top Plus	69,265	$9.138874	$633,003	0.90%	27.05%	0.24%
Investar Vision & Top Spectrum	9,200	$8.974539	$82,567	1.40%	26.43%	0.16%
Top Explorer	94,161	$9.007136	$848,121	1.30%	26.55%	0.30%
Oncore & Firstar Oncore Flex	39,892	$8.942128	$356,722	1.50%	26.30%	0.32%
Oncore & Firstar Oncore Value	368,098	$9.138874	$3,363,999	0.90%	27.05%	0.23%
Oncore & Firstar Oncore Premier	1,039,505	$8.974539	$9,329,076	1.40%	26.43%	0.25%
Oncore & Firstar Oncore Xtra	1,194,552	$8.974539	$10,720,550	1.40%	26.43%	0.25%
Oncore & Firstar Oncore Lite	452,094	$8.974539	$4,057,337	1.40%	26.43%	0.25%

	3,360,059		$30,237,793

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount
2007
Top I	5,963	$8.742642	$52,136	1.10%	25.27%	0.38%
Top Tradition	70,718	$8.742642	$618,261	1.10%	25.27%	0.39%
Top Plus	12,567	$8.876477	$111,552	0.90%	25.52%	0.47%
Investar Vision & Top Spectrum	6,289	$8.545979	$53,745	1.40%	24.90%	0.54%
Top Explorer	88,053	$8.610988	$758,221	1.30%	25.03%	0.38%
Oncore & Firstar Oncore Flex	35,409	$8.481547	$300,322	1.50%	24.78%	0.24%
Oncore & Firstar Oncore Value	337,940	$8.876477	$2,999,714	0.90%	25.52%	0.34%
Oncore & Firstar Oncore Premier	1,128,017	$8.545979	$9,640,020	1.40%	24.90%	0.36%
Oncore & Firstar Oncore Xtra	1,423,456	$8.545979	$12,164,822	1.40%	24.90%	0.36%
Oncore & Firstar Oncore Lite	1,112,214	$8.545979	$9,504,959	1.40%	24.90%	0.36%
Oncore Ultra	4,077	$8.545979	$34,838	1.40%	24.90%	0.36%

	4,224,703		$36,238,590

2006
Top I	6,185	$6.978809	$43,167	1.10%	5.42%	0.16%
Top Tradition	72,036	$6.978809	$502,726	1.10%	5.42%	0.16%
Top Plus	20,080	$7.071552	$141,998	0.90%	5.62%	0.19%
Investar Vision & Top Spectrum	16,778	$6.842161	$114,795	1.40%	5.10%	0.18%
Top Explorer	84,124	$6.887375	$579,394	1.30%	5.21%	0.16%
Oncore & Firstar Oncore Flex	26,248	$6.797314	$178,413	1.50%	5.00%	0.18%
Oncore & Firstar Oncore Value	259,391	$7.071552	$1,834,294	0.90%	5.62%	0.16%
Oncore & Firstar Oncore Premier	1,210,491	$6.842161	$8,282,371	1.40%	5.10%	0.16%
Oncore & Firstar Oncore Xtra	1,309,150	$6.842161	$8,957,415	1.40%	5.10%	0.16%
Oncore & Firstar Oncore Lite	466,218	$6.842161	$3,189,942	1.40%	5.10%	0.16%
Oncore Ultra	1,824	$6.842161	$12,482	1.40%	8.89%	0.16%	8/7/06

	3,472,525		$23,836,997

2005
Top I	6,227	$6.620268	$41,228	1.10%	4.36%	0.33%
Top Tradition	68,531	$6.620268	$453,693	1.10%	4.36%	0.27%
Top Plus	36,291	$6.694999	$242,968	0.90%	4.56%	0.28%
Investar Vision & Top Spectrum	20,540	$6.509857	$133,714	1.40%	4.05%	0.28%
Top Explorer	91,639	$6.546422	$599,911	1.30%	4.15%	0.27%
Oncore & Firstar Oncore Flex	29,401	$6.473550	$190,328	1.50%	3.95%	0.39%
Oncore & Firstar Oncore Value	256,585	$6.694999	$1,717,839	0.90%	4.56%	0.27%
Oncore & Firstar Oncore Premier	1,357,846	$6.509857	$8,839,381	1.40%	4.05%	0.27%
Oncore & Firstar Oncore Xtra	1,255,453	$6.509857	$8,172,820	1.40%	4.05%	0.27%
Oncore & Firstar Oncore Lite	427,263	$6.509857	$2,781,416	1.40%	4.05%	0.27%

	3,549,776		$23,173,298

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2004
Top I	11,489	$6.343833	$72,885	1.10%	2.00%	0.14%
Top Tradition	74,724	$6.343833	$474,034	1.10%	2.00%	0.12%
Top Plus	33,614	$6.402777	$215,222	0.90%	2.20%	0.15%
Investar Vision & Top Spectrum	17,382	$6.256481	$108,748	1.40%	1.69%	0.10%
Top Explorer	81,693	$6.285430	$513,478	1.30%	1.80%	0.13%
Oncore & Firstar Oncore Flex	55,798	$6.227715	$347,495	1.50%	1.59%	0.13%
Oncore & Firstar Oncore Value	260,661	$6.402777	$1,668,954	0.90%	2.20%	0.12%
Oncore & Firstar Oncore Premier	1,404,305	$6.256481	$8,786,013	1.40%	1.69%	0.13%
Oncore & Firstar Oncore Xtra	1,375,206	$6.256481	$8,603,951	1.40%	1.69%	0.13%
Oncore & Firstar Oncore Lite	344,710	$6.256481	$2,156,668	1.40%	1.69%	0.13%

	3,659,582		$22,947,448

2003
Top I	10,525	$6.219608	$65,464	1.10%	31.10%	0.13%
Top Tradition	58,159	$6.219608	$361,727	1.10%	31.10%	0.10%
Top Plus	50,194	$6.264948	$314,461	0.90%	31.36%	0.11%
Investar Vision & Top Spectrum	9,718	$6.152233	$59,789	1.40%	30.71%	0.10%
Top Explorer	80,868	$6.174579	$499,326	1.30%	30.84%	0.11%
Oncore & Firstar Oncore Flex	53,550	$6.129997	$328,260	1.50%	30.58%	0.09%
Oncore & Firstar Oncore Value	246,113	$6.264948	$1,541,885	0.90%	31.36%	0.10%
Oncore & Firstar Oncore Premier	1,197,622	$6.152233	$7,368,049	1.40%	30.71%	0.11%
Oncore & Firstar Oncore Xtra	1,241,472	$6.152233	$7,637,826	1.40%	30.71%	0.11%
Oncore & Firstar Oncore Lite	279,691	$6.152233	$1,720,724	1.40%	30.71%	0.11%

	3,227,912		$19,897,511

VIP Equity-Income Subaccount
2007
Top I	1,383	$12.301477	$17,010	1.10%	0.16%	1.75%
Top Tradition	46,011	$12.301477	$566,007	1.10%	0.16%	1.71%
Top Plus	17,764	$15.354360	$272,758	0.90%	0.36%	1.53%
Top Spectrum	93	$12.222932	$1,142	1.40%	–0.13%	1.61%
Top Explorer	51,497	$15.098291	$777,517	1.30%	–0.03%	1.77%
Oncore & Firstar Oncore Flex	182,684	$14.520915	$2,652,735	1.50%	–0.23%	3.33%
Oncore & Firstar Oncore Value	1,653,224	$14.888227	$24,613,571	0.90%	0.36%	2.05%
Oncore & Firstar Oncore Premier	2,001,011	$14.581349	$29,177,437	1.40%	–0.13%	1.85%
Oncore & Firstar Oncore Xtra	1,760,720	$14.581349	$25,673,669	1.40%	–0.13%	1.85%
Oncore & Firstar Oncore Lite	4,481,238	$14.581349	$65,342,492	1.40%	–0.13%	1.85%
Oncore Ultra	377,244	$14.581349	$5,500,728	1.40%	–0.13%	1.85%
Oncore Wrap	5,401	$10.527662	$56,859	0.65%	0.61%	2.68%

	10,578,270		$154,651,925

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2006
Top I	746	$12.281283	$9,167	1.10%	18.63%	6.94%
Top Tradition	26,219	$12.281283	$322,008	1.10%	18.63%	4.27%
Top Plus	16,060	$15.298642	$245,698	0.90%	18.86%	3.20%
Top Spectrum	94	$12.239288	$1,149	1.40%	18.28%	2.89%
Top Explorer	27,485	$15.103470	$415,115	1.30%	18.39%	3.20%
Oncore & Firstar Oncore Flex	39,152	$14.554758	$569,844	1.50%	18.16%	3.18%
Oncore & Firstar Oncore Value	603,255	$14.834207	$8,948,804	0.90%	18.86%	4.63%
Oncore & Firstar Oncore Premier	1,401,746	$14.600850	$20,466,676	1.40%	18.28%	3.68%
Oncore & Firstar Oncore Xtra	1,034,143	$14.600850	$15,099,362	1.40%	18.28%	3.68%
Oncore & Firstar Oncore Lite	1,987,538	$14.600850	$29,019,751	1.40%	18.28%	3.68%
Oncore Ultra	122,320	$14.600850	$1,785,976	1.40%	12.00%	3.68%	8/7/06

	5,258,758		$76,883,550

2005
Top Plus	14,967	$12.870922	$192,633	0.90%	4.63%	1.36%
Top Explorer	21,012	$12.756942	$268,048	1.30%	4.22%	1.20%
Oncore & Firstar Oncore Flex	27,497	$12.317694	$338,694	1.50%	4.01%	0.93%
Oncore & Firstar Oncore Value	113,923	$12.480194	$1,421,775	0.90%	4.63%	0.90%
Oncore & Firstar Oncore Premier	814,934	$12.344563	$10,060,001	1.40%	4.12%	1.07%
Oncore & Firstar Oncore Xtra	579,698	$12.344563	$7,156,119	1.40%	4.12%	1.07%
Oncore & Firstar Oncore Lite	640,980	$12.344563	$7,912,636	1.40%	4.12%	1.07%

	2,213,011		$27,349,906

2004
Top Plus	14,449	$12.301227	$177,742	0.90%	10.24%	0.55%
Top Explorer	9,966	$12.240475	$121,992	1.30%	9.80%	0.38%
Oncore & Firstar Oncore Flex	14,591	$11.842290	$172,794	1.50%	9.58%	0.47%
Oncore & Firstar Oncore Value	46,981	$11.927794	$560,379	0.90%	10.24%	0.50%
Oncore & Firstar Oncore Premier	398,660	$11.856466	$4,726,689	1.40%	9.69%	0.28%
Oncore & Firstar Oncore Xtra	369,540	$11.856466	$4,381,442	1.40%	9.69%	0.28%
Oncore & Firstar Oncore Lite	305,967	$11.856466	$3,627,690	1.40%	9.69%	0.28%

	1,160,154		$13,768,728

2003
Top Plus	1,749	$11.158744	$19,514	0.90%	11.59%	0.00%	10/1/03
Top Explorer	1,298	$11.147766	$14,471	1.30%	11.48%	0.00%	10/1/03
Oncore Flex	3,106	$10.806489	$33,564	1.50%	8.06%	0.00%	10/15/03
Oncore Value	6,119	$10.819985	$66,206	0.90%	8.20%	0.00%	10/15/03
Oncore & Firstar Oncore Premier	41,389	$10.808731	$447,372	1.40%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Xtra	35,448	$10.808731	$383,143	1.40%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Lite	7,599	$10.808731	$82,132	1.40%	8.09%	0.00%	10/15/03

	96,708		$1,046,402

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2007
Top Tradition	56,117	$7.498836	$420,811	1.10%	13.54%	0.58%
Top Plus	10,283	$7.613665	$78,291	0.90%	13.77%	0.55%
Top Explorer	90,320	$7.385919	$667,096	1.30%	13.32%	0.57%
Oncore Flex	31,524	$7.274860	$229,330	1.50%	13.09%	0.58%
Oncore & Firstar Oncore Value	271,952	$7.613665	$2,070,548	0.90%	13.77%	0.63%
Oncore & Firstar Oncore Premier	762,402	$7.330106	$5,588,494	1.40%	13.20%	0.57%
Oncore & Firstar Oncore Xtra	1,130,060	$7.330106	$8,283,462	1.40%	13.20%	0.57%
Oncore & Firstar Oncore Lite	480,949	$7.330106	$3,525,409	1.40%	13.20%	0.57%
Oncore Ultra	20,902	$7.330106	$153,214	1.40%	13.20%	0.57%

	2,854,509		$21,016,655

2006
Top Tradition	57,146	$6.604523	$377,422	1.10%	9.93%	0.28%
Top Plus	13,130	$6.692308	$87,869	0.90%	10.14%	0.26%
Top Explorer	105,189	$6.517998	$685,624	1.30%	9.71%	0.28%
Oncore & Firstar Oncore Flex	39,579	$6.432734	$254,603	1.50%	9.49%	0.26%
Oncore & Firstar Oncore Value	196,216	$6.692308	$1,313,140	0.90%	10.14%	0.28%
Oncore & Firstar Oncore Premier	1,005,686	$6.475172	$6,511,980	1.40%	9.60%	0.28%
Oncore & Firstar Oncore Xtra	1,159,142	$6.475172	$7,505,646	1.40%	9.60%	0.28%
Oncore & Firstar Oncore Lite	509,964	$6.475172	$3,302,107	1.40%	9.60%	0.28%
Oncore Ultra	1,188	$6.475172	$7,695	1.40%	10.77%	0.28%	8/7/06

	3,087,240		$20,046,086

2005
Top Tradition	56,229	$6.008117	$337,828	1.10%	2.88%	0.13%
Top Plus	20,034	$6.075961	$121,727	0.90%	3.09%	0.12%
Top Explorer	119,176	$5.941109	$708,038	1.30%	2.68%	0.12%
Oncore & Firstar Oncore Flex	52,402	$5.874944	$307,857	1.50%	2.48%	0.13%
Oncore & Firstar Oncore Value	228,716	$6.075961	$1,389,667	0.90%	3.09%	0.13%
Oncore & Firstar Oncore Premier	1,252,888	$5.907893	$7,401,931	1.40%	2.58%	0.13%
Oncore & Firstar Oncore Xtra	1,270,210	$5.907893	$7,504,265	1.40%	2.58%	0.13%
Oncore & Firstar Oncore Lite	307,216	$5.907893	$1,815,001	1.40%	2.58%	0.13%

	3,306,871		$19,586,314

2004
Top Tradition	62,889	$5.839672	$367,251	1.10%	3.06%	0.00%
Top Plus	21,338	$5.893969	$125,767	0.90%	3.27%	0.00%
Top Explorer	125,636	$5.785921	$726,918	1.30%	2.86%	0.00%
Oncore & Firstar Oncore Flex	68,683	$5.732766	$393,741	1.50%	2.66%	0.00%
Oncore & Firstar Oncore Value	286,066	$5.893969	$1,686,064	0.90%	3.27%	0.00%
Oncore & Firstar Oncore Premier	1,454,352	$5.759254	$8,375,991	1.40%	2.76%	0.00%
Oncore & Firstar Oncore Xtra	1,484,119	$5.759254	$8,547,417	1.40%	2.76%	0.00%
Oncore & Firstar Oncore Lite	143,353	$5.759254	$825,604	1.40%	2.76%	0.00%

	3,646,436		$21,048,753

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Large Cap Growth Subaccount (continued)
2003
Top Tradition	58,463	$5.666017	$331,253	1.10%	30.06%	0.00%
Top Plus	23,594	$5.707363	$134,657	0.90%	30.32%	0.00%
Top Explorer	128,282	$5.625002	$721,589	1.30%	29.81%	0.00%
Oncore & Firstar Oncore Flex	85,350	$5.584367	$476,627	1.50%	29.55%	0.00%
Oncore & Firstar Oncore Value	343,417	$5.707363	$1,960,007	0.90%	30.32%	0.00%
Oncore & Firstar Oncore Premier	1,661,880	$5.604628	$9,314,217	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	1,738,954	$5.604628	$9,746,189	1.40%	29.68%	0.00%
Oncore & Firstar Oncore Lite	121,438	$5.604628	$680,617	1.40%	29.68%	0.00%

	4,161,378		$23,365,156

Worldwide Growth Subaccount
2007
Top Tradition	66,977	$7.495319	$502,016	1.10%	8.17%	0.56%
Top Plus	14,703	$7.610074	$111,892	0.90%	8.38%	0.54%
Top Explorer	105,835	$7.382430	$781,321	1.30%	7.95%	0.56%
Oncore Flex	38,073	$7.271464	$276,845	1.50%	7.74%	0.49%
Oncore & Firstar Oncore Value	240,523	$7.610074	$1,830,400	0.90%	8.38%	0.57%
Oncore & Firstar Oncore Premier	677,668	$7.326674	$4,965,046	1.40%	7.85%	0.57%
Oncore & Firstar Oncore Xtra	833,275	$7.326674	$6,105,137	1.40%	7.85%	0.57%
Oncore & Firstar Oncore Lite	389,540	$7.326674	$2,854,031	1.40%	7.85%	0.57%
Oncore Ultra	24,746	$7.326674	$181,307	1.40%	7.85%	0.57%
Oncore Wrap	767	$11.494099	$8,819	0.65%	8.65%	0.91%

	2,392,107		$17,616,814

2006
Top Tradition	73,429	$6.929407	$508,823	1.10%	16.66%	1.63%
Top Plus	15,588	$7.021490	$109,449	0.90%	16.89%	1.53%
Top Explorer	104,349	$6.838605	$713,601	1.30%	16.43%	1.61%
Oncore Flex	24,745	$6.749191	$167,006	1.50%	16.20%	1.57%
Oncore & Firstar Oncore Value	210,709	$7.021490	$1,479,488	0.90%	16.89%	1.66%
Oncore & Firstar Oncore Premier	776,540	$6.793699	$5,275,583	1.40%	16.31%	1.63%
Oncore & Firstar Oncore Xtra	894,939	$6.793699	$6,079,944	1.40%	16.31%	1.63%
Oncore & Firstar Oncore Lite	214,490	$6.793699	$1,457,184	1.40%	16.31%	1.63%
Oncore Ultra	24,417	$6.793699	$165,884	1.40%	18.53%	1.63%	8/7/06

	2,339,206		$15,956,962

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2005
Top Tradition	79,457	$5.940015	$471,973	1.10%	4.42%	1.22%
Top Plus	22,398	$6.007072	$134,549	0.90%	4.63%	1.23%
Top Explorer	142,411	$5.873732	$836,486	1.30%	4.22%	1.18%
Oncore Flex	28,961	$5.808349	$168,213	1.50%	4.01%	1.15%
Oncore & Firstar Oncore Value	258,878	$6.007072	$1,555,100	0.90%	4.63%	1.27%
Oncore & Firstar Oncore Premier	943,741	$5.840921	$5,512,314	1.40%	4.11%	1.20%
Oncore & Firstar Oncore Xtra	1,055,526	$5.840921	$6,165,245	1.40%	4.11%	1.20%
Oncore & Firstar Oncore Lite	182,235	$5.840921	$1,064,424	1.40%	4.11%	1.20%

	2,713,607		$15,908,304

2004
Top Tradition	80,195	$5.688478	$456,190	1.10%	3.39%	0.94%
Top Plus	23,884	$5.741345	$137,129	0.90%	3.59%	0.91%
Top Explorer	169,944	$5.636093	$957,823	1.30%	3.18%	0.90%
Oncore & Firstar Oncore Flex	41,746	$5.584344	$233,126	1.50%	2.98%	0.80%
Oncore & Firstar Oncore Value	265,504	$5.741345	$1,524,350	0.90%	3.59%	0.87%
Oncore & Firstar Oncore Premier	1,144,260	$5.610137	$6,419,444	1.40%	3.08%	0.87%
Oncore & Firstar Oncore Xtra	1,225,751	$5.610137	$6,876,632	1.40%	3.08%	0.87%
Oncore & Firstar Oncore Lite	173,925	$5.610137	$975,745	1.40%	3.08%	0.87%

	3,125,209		$17,580,439

2003
Top Tradition	78,874	$5.502103	$433,971	1.10%	22.34%	0.78%
Top Plus	28,186	$5.542235	$156,215	0.90%	22.58%	0.83%
Top Explorer	184,594	$5.462268	$1,008,304	1.30%	22.09%	0.86%
Oncore & Firstar Oncore Flex	62,160	$5.422827	$337,082	1.50%	21.85%	2.02%
Oncore & Firstar Oncore Value	326,572	$5.542235	$1,809,938	0.90%	22.58%	0.83%
Oncore & Firstar Oncore Premier	1,449,981	$5.442491	$7,891,508	1.40%	21.97%	0.78%
Oncore & Firstar Oncore Xtra	1,393,690	$5.442491	$7,585,147	1.40%	21.97%	0.78%
Oncore & Firstar Oncore Lite	277,683	$5.442491	$1,511,287	1.40%	21.97%	0.78%

	3,801,740		$20,733,452

Balanced Subaccount
2007
Top Tradition	89,362	$12.925414	$1,155,038	1.10%	9.08%	2.31%
Top Plus	44,976	$13.123249	$590,232	0.90%	9.30%	2.23%
Top Explorer	141,512	$12.730901	$1,801,581	1.30%	8.86%	2.27%
Oncore & Firstar Oncore Flex	71,660	$12.539631	$898,595	1.50%	8.65%	2.09%
Oncore & Firstar Oncore Value	427,992	$13.123249	$5,616,648	0.90%	9.30%	2.46%
Oncore & Firstar Oncore Premier	1,624,888	$12.634772	$20,530,076	1.40%	8.76%	2.26%
Oncore & Firstar Oncore Xtra	1,754,774	$12.634772	$22,171,165	1.40%	8.76%	2.26%
Oncore & Firstar Oncore Lite	958,548	$12.634772	$12,111,041	1.40%	8.76%	2.26%
Oncore Ultra	26,769	$12.634772	$338,222	1.40%	8.76%	2.26%

	5,140,481		$65,212,598

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2006
Top Tradition	86,356	$11.849393	$1,023,272	1.10%	9.22%	1.94%
Top Plus	49,641	$12.006817	$596,028	0.90%	9.43%	1.88%
Top Explorer	145,130	$11.694270	$1,697,190	1.30%	9.00%	1.86%
Oncore & Firstar Oncore Flex	94,470	$11.541444	$1,090,315	1.50%	8.79%	1.91%
Oncore & Firstar Oncore Value	340,165	$12.006817	$4,084,299	0.90%	9.43%	1.91%
Oncore & Firstar Oncore Premier	1,948,408	$11.617502	$22,635,637	1.40%	8.89%	1.92%
Oncore & Firstar Oncore Xtra	1,802,951	$11.617502	$20,945,787	1.40%	8.89%	1.92%
Oncore & Firstar Oncore Lite	792,312	$11.617502	$9,204,682	1.40%	8.89%	1.92%
Oncore Ultra	7,281	$11.617502	$84,584	1.40%	8.22%	1.92%	8/7/06

	5,266,714		$61,361,794

2005
Top Tradition	86,840	$10.849455	$942,170	1.10%	6.49%	2.11%
Top Plus	55,547	$10.971891	$609,456	0.90%	6.70%	2.04%
Top Explorer	179,272	$10.728530	$1,923,330	1.30%	6.28%	2.06%
Oncore & Firstar Oncore Flex	103,359	$10.609175	$1,096,549	1.50%	6.07%	2.04%
Oncore & Firstar Oncore Value	360,722	$10.971891	$3,957,800	0.90%	6.70%	2.11%
Oncore & Firstar Oncore Premier	2,290,071	$10.668607	$24,431,864	1.40%	6.18%	2.06%
Oncore & Firstar Oncore Xtra	1,926,248	$10.668607	$20,550,388	1.40%	6.18%	2.06%
Oncore & Firstar Oncore Lite	734,655	$10.668607	$7,837,742	1.40%	6.18%	2.06%

	5,736,714		$61,349,299

2004
Top Tradition	85,175	$10.188011	$867,762	1.10%	7.11%	2.23%
Top Plus	62,865	$10.282656	$646,417	0.90%	7.32%	2.32%
Top Explorer	185,996	$10.094323	$1,877,508	1.30%	6.90%	2.22%
Oncore & Firstar Oncore Flex	120,930	$10.001677	$1,209,502	1.50%	6.69%	2.09%
Oncore & Firstar Oncore Value	351,147	$10.282656	$3,610,726	0.90%	7.32%	2.23%
Oncore & Firstar Oncore Premier	2,583,237	$10.047828	$25,955,914	1.40%	6.79%	2.13%
Oncore & Firstar Oncore Xtra	2,093,026	$10.047828	$21,030,365	1.40%	6.79%	2.13%
Oncore & Firstar Oncore Lite	731,854	$10.047828	$7,353,547	1.40%	6.79%	2.13%

	6,214,230		$62,551,741

2003
Top Tradition	87,012	$9.511581	$827,623	1.10%	12.49%	1.89%
Top Plus	62,173	$9.580905	$595,674	0.90%	12.71%	1.78%
Top Explorer	188,592	$9.442810	$1,780,834	1.30%	12.26%	1.84%
Oncore & Firstar Oncore Flex	145,008	$9.374671	$1,359,403	1.50%	12.04%	1.80%
Oncore & Firstar Oncore Value	367,126	$9.580905	$3,517,403	0.90%	12.71%	1.79%
Oncore & Firstar Oncore Premier	2,925,435	$9.408634	$27,524,349	1.40%	12.15%	1.79%
Oncore & Firstar Oncore Xtra	2,526,974	$9.408634	$23,775,371	1.40%	12.15%	1.79%
Oncore & Firstar Oncore Lite	750,058	$9.408634	$7,057,019	1.40%	12.15%	1.79%

	7,052,378		$66,437,676

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2007
Top I	11,812	$20.092188	$237,328	1.10%	26.62%	0.44%
Top Tradition	58,552	$38.244328	$2,239,283	1.10%	26.62%	0.45%
Top Plus	15,272	$38.599410	$589,487	0.90%	26.87%	0.45%
Investar Vision & Top Spectrum	616	$19.964015	$12,304	1.40%	26.24%	0.37%
Top Explorer	41,560	$37.893296	$1,574,863	1.30%	26.37%	0.47%
Oncore & Firstar Oncore Flex	285,419	$15.946344	$4,551,392	1.50%	26.12%	0.57%
Oncore & Firstar Oncore Value	2,696,152	$16.688619	$44,995,055	0.90%	26.87%	0.51%
Oncore & Firstar Oncore Premier	2,738,743	$16.067383	$44,004,429	1.40%	26.24%	0.50%
Oncore & Firstar Oncore Xtra	3,284,190	$16.067383	$52,768,337	1.40%	26.24%	0.50%
Oncore & Firstar Oncore Lite	7,942,909	$16.067383	$127,621,765	1.40%	26.24%	0.50%
Oncore Ultra	461,958	$16.067383	$7,422,455	1.40%	26.24%	0.50%
Oncore Wrap	8,395	$13.844343	$116,219	0.65%	27.19%	0.58%

	17,545,578		$286,132,917

2006
Top I	10,899	$15.868292	$172,955	1.10%	45.04%	1.57%
Top Tradition	43,537	$30.204391	$1,314,999	1.10%	45.04%	2.03%
Top Plus	14,907	$30.424189	$453,521	0.90%	45.33%	1.87%
Investar Vision & Top Spectrum	1,573	$15.814085	$24,881	1.40%	44.61%	2.05%
Top Explorer	24,513	$29.986607	$735,058	1.30%	44.75%	2.05%
Oncore & Firstar Oncore Flex	51,058	$12.644092	$645,582	1.50%	44.47%	2.02%
Oncore & Firstar Oncore Value	1,236,468	$13.154029	$16,264,538	0.90%	45.33%	2.07%
Oncore & Firstar Oncore Premier	1,643,327	$12.727444	$20,915,346	1.40%	44.61%	2.06%
Oncore & Firstar Oncore Xtra	2,097,322	$12.727444	$26,693,547	1.40%	44.61%	2.06%
Oncore & Firstar Oncore Lite	3,267,231	$12.727444	$41,583,504	1.40%	44.61%	2.06%
Oncore Ultra	162,982	$12.727444	$2,074,342	1.40%	26.22%	2.06%	8/7/06

	8,553,817		$110,878,273

2005
Top I	730	$10.940746	$7,982	1.10%	9.41%	5.29%	11/2/05
Top Tradition	21,603	$20.825080	$449,892	1.10%	30.51%	1.18%
Top Plus	9,531	$20.935255	$199,528	0.90%	30.77%	1.18%
Top Spectrum	1,092	$10.935612	$11,946	1.40%	9.36%	2.77%	11/2/05
Top Explorer	15,727	$20.715657	$325,802	1.30%	30.25%	1.32%
Oncore & Firstar Oncore Flex	33,250	$8.752122	$291,012	1.50%	30.00%	1.12%
Oncore & Firstar Oncore Value	478,472	$9.051443	$4,330,866	0.90%	30.77%	1.22%
Oncore & Firstar Oncore Premier	751,663	$8.801164	$6,615,512	1.40%	30.12%	1.16%
Oncore & Firstar Oncore Xtra	1,114,171	$8.801164	$9,806,004	1.40%	30.12%	1.16%
Oncore & Firstar Oncore Lite	658,627	$8.801164	$5,796,668	1.40%	30.12%	1.16%

	3,084,866		$27,835,212

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2004
Top Tradition	4,102	$15.956850	$65,458	1.10%	17.39%	0.95%
Top Plus	1,674	$16.009646	$26,796	0.90%	17.63%	2.98%
Top Explorer	5,167	$15.904258	$82,173	1.30%	17.16%	1.24%
Oncore & Firstar Oncore Flex	32,254	$6.732589	$217,152	1.50%	16.93%	0.80%
Oncore & Firstar Oncore Value	196,732	$6.921832	$1,361,749	0.90%	17.63%	0.94%
Oncore & Firstar Oncore Premier	620,333	$6.763671	$4,195,727	1.40%	17.04%	0.86%
Oncore & Firstar Oncore Xtra	789,810	$6.763671	$5,342,017	1.40%	17.04%	0.86%
Oncore & Firstar Oncore Lite	207,603	$6.763671	$1,404,156	1.40%	17.04%	0.86%

	1,857,675		$12,695,228

2003
Top Tradition	150	$13.592795	$2,034	1.10%	35.93%	1.04%	5/1/03
Top Explorer	33	$13.574869	$451	1.30%	35.75%	0.70%	5/1/03
Oncore & Firstar Oncore Flex	55,592	$5.757890	$320,091	1.50%	32.55%	2.89%
Oncore & Firstar Oncore Value	136,058	$5.884653	$800,653	0.90%	33.33%	0.96%
Oncore & Firstar Oncore Premier	739,566	$5.778757	$4,273,781	1.40%	32.68%	0.88%
Oncore & Firstar Oncore Xtra	618,597	$5.778757	$3,574,719	1.40%	32.68%	0.88%
Oncore & Firstar Oncore Lite	124,741	$5.778757	$720,848	1.40%	32.68%	0.88%

	1,674,737		$9,692,577

J.P. Morgan Series Trust II:
Small Company Subaccount
2007
Top Tradition	6,853	$15.918076	$109,082	1.10%	-6.70%	0.01%
Top Plus	358	$16.113660	$5,761	0.90%	–6.52%	0.01%
Investar Vision	33	$10.763953	$360	1.40%	–6.98%	0.01%
Top Explorer	7,575	$15.725263	$119,122	1.30%	–6.89%	0.01%
Oncore & Firstar Oncore Flex	12,544	$13.034509	$163,507	1.50%	–7.07%	0.01%
Oncore & Firstar Oncore Value	236,276	$13.804330	$3,261,634	0.90%	–6.52%	0.01%
Oncore & Firstar Oncore Premier	338,789	$13.159363	$4,458,260	1.40%	–6.98%	0.01%
Oncore & Firstar Oncore Xtra	363,057	$13.159363	$4,777,596	1.40%	–6.98%	0.01%
Oncore & Firstar Oncore Lite	542,883	$13.159363	$7,143,992	1.40%	–6.98%	0.01%
Oncore Ultra	100	$13.159363	$1,311	1.40%	–6.98%	0.01%

	1,508,468		$20,040,625

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Small Company Subaccount (continued)
2006
Top Tradition	9,414	$17.061467	$160,622	1.10%	13.76%	0.00%
Top Plus	358	$17.236701	$6,163	0.90%	13.98%	0.00%
Investar Vision	33	$11.571579	$387	1.40%	13.42%	0.00%
Top Explorer	7,941	$16.888335	$134,103	1.30%	13.53%	0.00%
Oncore & Firstar Oncore Flex	12,602	$14.026402	$176,754	1.50%	13.31%	0.00%
Oncore & Firstar Oncore Value	277,280	$14.766425	$4,094,429	0.90%	13.98%	0.00%
Oncore & Firstar Oncore Premier	401,922	$14.146719	$5,685,889	1.40%	13.42%	0.00%
Oncore & Firstar Oncore Xtra	408,916	$14.146719	$5,784,818	1.40%	13.42%	0.00%
Oncore & Firstar Oncore Lite	505,709	$14.146719	$7,154,120	1.40%	13.42%	0.00%

	1,624,175		$23,197,285

2005
Top Tradition	11,271	$14.998025	$169,049	1.10%	2.29%	0.00%
Top Plus	358	$15.122149	$5,407	0.90%	2.50%	0.00%
Top Explorer	7,189	$14.875109	$106,939	1.30%	2.09%	0.00%
Oncore & Firstar Oncore Flex	10,774	$12.378673	$133,371	1.50%	1.89%	0.00%
Oncore & Firstar Oncore Value	268,177	$12.954923	$3,474,210	0.90%	2.50%	0.00%
Oncore & Firstar Oncore Premier	472,685	$12.472601	$5,895,609	1.40%	1.99%	0.00%
Oncore & Firstar Oncore Xtra	388,876	$12.472601	$4,850,301	1.40%	1.99%	0.00%
Oncore & Firstar Oncore Lite	410,658	$12.472601	$5,121,968	1.40%	1.99%	0.00%

	1,569,988		$19,756,854

2004
Top Tradition	14,340	$14.661716	$210,245	1.10%	25.78%	0.00%
Top Plus	7	$14.753893	$101	0.90%	26.03%	0.00%
Top Explorer	9,420	$14.570212	$137,250	1.30%	25.53%	0.00%
Oncore & Firstar Oncore Flex	14,233	$12.148814	$172,911	1.50%	25.29%	0.00%
Oncore & Firstar Oncore Value	244,935	$12.639448	$3,095,843	0.90%	26.03%	0.00%
Oncore & Firstar Oncore Premier	475,235	$12.228991	$5,811,659	1.40%	25.41%	0.00%
Oncore & Firstar Oncore Xtra	418,229	$12.228991	$5,114,514	1.40%	25.41%	0.00%
Oncore & Firstar Oncore Lite	324,871	$12.228991	$3,972,841	1.40%	25.41%	0.00%

	1,501,270		$18,515,364

2003
Top Tradition	6,664	$11.656374	$77,675	1.10%	34.50%	0.00%
Top Plus	351	$11.706405	$4,114	0.90%	34.77%	0.00%
Top Explorer	2,865	$11.606593	$33,252	1.30%	34.23%	0.00%
Oncore & Firstar Oncore Flex	19,288	$9.696858	$187,032	1.50%	33.97%	0.00%
Oncore & Firstar Oncore Value	142,615	$10.028713	$1,430,248	0.90%	34.77%	0.00%
Oncore & Firstar Oncore Premier	272,609	$9.751226	$2,658,270	1.40%	34.10%	0.00%
Oncore & Firstar Oncore Xtra	235,409	$9.751226	$2,295,525	1.40%	34.10%	0.00%
Oncore & Firstar Oncore Lite	88,857	$9.751226	$866,468	1.40%	34.10%	0.00%

	768,658		$7,552,584

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount
2007
Top I	519	$12.135480	$6,301	1.10%	1.33%	1.23%
Top Tradition	50,781	$21.229255	$1,078,045	1.10%	1.33%	0.90%
Top Plus	18,195	$21.490012	$391,007	0.90%	1.53%	0.93%
Investar Vision	2,201	$12.058008	$26,536	1.40%	1.03%	0.86%
Top Explorer	53,770	$20.972190	$1,127,669	1.30%	1.13%	0.92%
Oncore & Firstar Oncore Flex	48,277	$20.718539	$1,000,233	1.50%	0.93%	0.72%
Oncore & Firstar Oncore Value	1,267,739	$21.490012	$27,243,730	0.90%	1.53%	0.90%
Oncore & Firstar Oncore Premier	1,546,924	$20.844801	$32,245,317	1.40%	1.03%	0.85%
Oncore & Firstar Oncore Xtra	1,254,515	$20.844801	$26,150,115	1.40%	1.03%	0.85%
Oncore & Firstar Oncore Lite	4,149,622	$20.844801	$86,498,043	1.40%	1.03%	0.85%
Oncore Ultra	19,421	$20.844801	$404,828	1.40%	1.03%	0.85%

	8,411,964		$176,171,824

2006
Top Tradition	53,757	$20.950091	$1,126,210	1.10%	15.57%	0.59%
Top Plus	17,798	$21.165211	$376,700	0.90%	15.80%	0.66%
Investar Vision	2,049	$11.934948	$24,458	1.40%	15.23%	0.48%
Top Explorer	50,948	$20.737536	$1,056,542	1.30%	15.34%	0.62%
Oncore & Firstar Oncore Flex	20,421	$20.527414	$419,191	1.50%	15.12%	0.61%
Oncore & Firstar Oncore Value	1,145,779	$21.165211	$24,250,647	0.90%	15.80%	0.56%
Oncore & Firstar Oncore Premier	1,496,978	$20.632066	$30,885,755	1.40%	15.23%	0.56%
Oncore & Firstar Oncore Xtra	1,297,496	$20.632066	$26,770,014	1.40%	15.23%	0.56%
Oncore & Firstar Oncore Lite	2,977,195	$20.632066	$61,425,678	1.40%	15.23%	0.56%
Oncore Ultra	10,920	$20.632066	$225,303	1.40%	9.40%	0.56%	8/7/06

	7,073,341		$146,560,498

2005
Top Tradition	68,469	$18.127282	$1,241,150	1.10%	8.03%	0.19%
Top Plus	24,543	$18.277281	$448,582	0.90%	8.24%	0.18%
Investar Vision	1,488	$10.357397	$15,412	1.40%	3.57%	0.00%	11/2/05
Top Explorer	54,480	$17.978735	$979,475	1.30%	7.81%	0.17%
Oncore & Firstar Oncore Flex	22,931	$17.831615	$408,905	1.50%	7.60%	0.19%
Oncore & Firstar Oncore Value	822,286	$18.277281	$15,029,151	0.90%	8.24%	0.15%
Oncore & Firstar Oncore Premier	1,185,325	$17.904933	$21,223,165	1.40%	7.71%	0.15%
Oncore & Firstar Oncore Xtra	1,063,060	$17.904933	$19,034,019	1.40%	7.71%	0.15%
Oncore & Firstar Oncore Lite	1,903,328	$17.904933	$34,078,970	1.40%	7.71%	0.15%

	5,145,910		$92,458,829

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2004
Top Tradition	42,936	$16.780309	$720,484	1.10%	19.74%	0.26%
Top Plus	19,008	$16.885789	$320,973	0.90%	19.98%	0.24%
Top Explorer	37,732	$16.675598	$629,202	1.30%	19.50%	0.23%
Oncore & Firstar Oncore Flex	17,986	$16.571704	$298,066	1.50%	19.27%	0.27%
Oncore & Firstar Oncore Value	254,317	$16.885789	$4,294,342	0.90%	19.98%	0.26%
Oncore & Firstar Oncore Premier	571,517	$16.623513	$9,500,602	1.40%	19.38%	0.25%
Oncore & Firstar Oncore Xtra	652,219	$16.623513	$10,842,172	1.40%	19.38%	0.25%
Oncore & Firstar Oncore Lite	516,511	$16.623513	$8,586,223	1.40%	19.38%	0.25%

	2,112,226		$35,192,064

2003
Top Tradition	23,192	$14.014070	$325,008	1.10%	28.22%	0.34%
Top Plus	9,801	$14.074209	$137,946	0.90%	28.47%	0.20%
Top Explorer	17,936	$13.954242	$250,289	1.30%	27.96%	0.29%
Oncore Flex	11,193	$13.894758	$155,518	1.50%	27.71%	0.37%
Oncore & Firstar Oncore Value	91,955	$14.074209	$1,294,198	0.90%	28.47%	0.27%
Oncore & Firstar Oncore Premier	209,131	$13.924440	$2,912,030	1.40%	27.84%	0.28%
Oncore & Firstar Oncore Xtra	295,312	$13.924440	$4,112,057	1.40%	27.84%	0.28%
Oncore & Firstar Oncore Lite	128,380	$13.924440	$1,787,620	1.40%	27.84%	0.28%

	786,900		$10,974,666

AllianceBernstein Variable Series Product Fund, Inc. — Class B:
Global Bond Subaccount
2007
Oncore Value	6,610	$13.641675	$90,167	0.90%	9.16%	2.97%
Oncore Premier	5,675	$13.079810	$74,227	1.40%	8.62%	2.84%
Oncore & Firstar Oncore Xtra	8,002	$13.079810	$104,666	1.40%	8.62%	2.84%

	20,287		$269,060

2006
Oncore Value	6,661	$12.497051	$83,239	0.90%	3.71%	1.46%
Oncore & Firstar Oncore Premier	6,939	$12.042043	$83,560	1.40%	3.20%	1.32%
Oncore & Firstar Oncore Xtra	14,105	$12.042043	$169,854	1.40%	3.20%	1.32%

	27,705		$336,653

2005
Oncore Flex	109	$11.593853	$1,259	1.50%	–9.22%	9.31%
Oncore Value	8,959	$12.049779	$107,951	0.90%	–8.69%	8.88%
Oncore & Firstar Oncore Premier	7,251	$11.668441	$84,612	1.40%	–9.13%	9.00%
Oncore Xtra	14,360	$11.668441	$167,558	1.40%	–9.13%	9.00%

	30,679		$361,380

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B: (continued)
Global Bond Subaccount (continued)
2004
Oncore Flex	329	$12.771964	$4,207	1.50%	7.71%	4.78%
Oncore Value	8,961	$13.195901	$118,245	0.90%	8.36%	5.52%
Oncore & Firstar Oncore Premier	9,172	$12.841488	$117,787	1.40%	7.82%	5.68%
Oncore Xtra	12,022	$12.841488	$154,379	1.40%	7.82%	5.68%

	30,484		$394,618

2003
Oncore Flex	484	$11.857282	$5,734	1.50%	11.41%	5.58%
Oncore Value	9,103	$12.178251	$110,857	0.90%	12.07%	5.84%
Oncore & Firstar Oncore Premier	11,291	$11.910051	$134,483	1.40%	11.52%	6.07%
Oncore Xtra	13,998	$11.910051	$166,714	1.40%	11.52%	6.07%

	34,876		$417,788

Growth & Income Subaccount
2007
Oncore Flex	956	$13.015680	$12,443	1.50%	3.30%	1.19%
Oncore Value	2,528	$13.689129	$34,601	0.90%	3.92%	1.08%
Oncore & Firstar Oncore Premier	34,167	$13.125243	$448,464	1.40%	3.40%	1.19%
Oncore & Firstar Oncore Xtra	21,958	$13.125243	$288,199	1.40%	3.40%	1.19%
Oncore Lite	653	$13.125243	$8,573	1.40%	3.40%	1.19%

	60,262		$792,280

2006
Oncore Flex	1,824	$12.599638	$22,983	1.50%	15.26%	1.25%
Oncore Value	3,689	$13.172788	$48,591	0.90%	15.94%	1.07%
Oncore & Firstar Oncore Premier	50,025	$12.693113	$634,970	1.40%	15.37%	1.17%
Oncore & Firstar Oncore Xtra	47,650	$12.693113	$604,823	1.40%	15.37%	1.17%
Oncore Lite	3,163	$12.693113	$40,154	1.40%	15.37%	1.17%

	106,351		$1,351,521

2005
Oncore & Firstar Oncore Flex	5,297	$10.931504	$57,903	1.50%	3.05%	1.26%
Oncore Value	5,785	$11.361422	$65,725	0.90%	3.67%	1.28%
Oncore & Firstar Oncore Premier	69,499	$11.001805	$764,614	1.40%	3.16%	1.31%
Oncore & Firstar Oncore Xtra	44,739	$11.001805	$492,212	1.40%	3.16%	1.31%
Oncore Lite	4,733	$11.001805	$52,075	1.40%	3.16%	1.31%

	130,053		$1,432,529

2004
Oncore & Firstar Oncore Flex	7,338	$10.607514	$77,837	1.50%	9.57%	0.72%
Oncore & Firstar Oncore Value	6,254	$10.959703	$68,545	0.90%	10.23%	0.85%
Oncore & Firstar Oncore Premier	92,775	$10.665247	$989,464	1.40%	9.68%	0.74%
Oncore & Firstar Oncore Xtra	48,168	$10.665247	$513,725	1.40%	9.68%	0.74%
Oncore Lite	4,881	$10.665247	$52,054	1.40%	9.68%	0.74%

	159,416		$1,701,625

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B: (continued)
Growth & Income Subaccount (continued)
2003
Oncore & Firstar Oncore Flex	8,265	$9.680716	$80,015	1.50%	30.23%	0.80%
Oncore & Firstar Oncore Value	9,831	$9.942851	$97,749	0.90%	31.01%	0.91%
Oncore & Firstar Oncore Premier	102,467	$9.723783	$996,355	1.40%	30.36%	0.82%
Oncore & Firstar Oncore Xtra	44,288	$9.723783	$430,650	1.40%	30.36%	0.82%
Oncore Lite	4,712	$9.723783	$45,818	1.40%	30.36%	0.82%

	169,563		$1,650,587

Small Cap Growth Subaccount
2007
Oncore & Firstar Oncore Premier	6,077	$16.134106	$98,060	1.40%	12.12%	0.00%
Oncore Xtra	1,339	$16.134106	$21,597	1.40%	12.12%	0.00%

	7,416		$119,657

2006
Oncore & Firstar Oncore Value	1,144	$14.934115	$17,086	0.90%	9.52%	0.00%
Oncore & Firstar Oncore Premier	8,282	$14.390162	$119,175	1.40%	8.98%	0.00%
Oncore Xtra	1,348	$14.390162	$19,394	1.40%	8.98%	0.00%

	10,774		$155,655

2005
Oncore & Firstar Oncore Value	1,693	$13.635838	$23,091	0.90%	3.92%	0.00%
Oncore & Firstar Oncore Premier	13,925	$13.204143	$183,871	1.40%	3.41%	0.00%
Oncore Xtra	1,365	$13.204143	$18,010	1.40%	3.41%	0.00%

	16,983		$224,972

2004
Oncore & Firstar Oncore Value	1,668	$13.120908	$21,888	0.90%	13.36%	0.00%
Oncore & Firstar Oncore Premier	16,273	$12.768290	$207,768	1.40%	12.80%	0.00%
Oncore Xtra	1,735	$12.768290	$22,156	1.40%	12.80%	0.00%

	19,676		$251,812

2003
Oncore & Firstar Oncore Value	1,766	$11.574351	$20,439	0.90%	47.35%	0.00%
Oncore & Firstar Oncore Premier	20,043	$11.319260	$226,879	1.40%	46.62%	0.00%
Oncore Xtra	2,116	$11.319260	$23,951	1.40%	46.62%	0.00%

	23,925		$271,269

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2007
Top Tradition	3,463	$12.681684	$43,916	1.10%	1.13%	0.00%
Top Plus	290	$12.837514	$3,717	0.90%	1.33%	0.00%
Top Spectrum	268	$15.668310	$4,195	1.40%	0.83%	0.00%
Top Explorer	3,085	$12.528022	$38,647	1.30%	0.93%	0.00%
Oncore Flex	26,150	$12.376474	$323,641	1.50%	0.73%	0.00%
Oncore & Firstar Oncore Value	48,398	$12.837514	$621,310	0.90%	1.33%	0.00%
Oncore & Firstar Oncore Premier	89,487	$12.451903	$1,114,300	1.40%	0.83%	0.00%
Oncore & Firstar Oncore Xtra	57,056	$12.451903	$710,450	1.40%	0.83%	0.00%
Oncore & Firstar Oncore Lite	104,674	$12.451903	$1,303,388	1.40%	0.83%	0.00%
Oncore Ultra	5,400	$12.451903	$67,246	1.40%	0.83%	0.00%

	338,271		$4,230,810

2006
Top Tradition	2,506	$12.539731	$31,428	1.10%	11.70%	0.00%
Top Plus	241	$12.668542	$3,047	0.90%	11.93%	0.00%
Investar Vision & Top Spectrum	6,065	$15.539169	$94,251	1.40%	11.37%	0.00%
Top Explorer	2,263	$12.412427	$28,088	1.30%	11.48%	0.00%
Oncore Flex	967	$12.286635	$11,878	1.50%	11.27%	0.00%
Oncore & Firstar Oncore Value	50,574	$12.668542	$640,702	0.90%	11.93%	0.00%
Oncore & Firstar Oncore Premier	76,140	$12.349275	$940,286	1.40%	11.37%	0.00%
Oncore & Firstar Oncore Xtra	47,922	$12.349275	$591,797	1.40%	11.37%	0.00%
Oncore & Firstar Oncore Lite	54,284	$12.349275	$670,367	1.40%	11.37%	0.00%
Oncore Ultra	1,597	$12.349275	$19,719	1.40%	17.39%	0.00%	8/7/06

	242,559		$3,031,563

2005
Top Tradition	2,664	$11.225808	$29,907	1.10%	3.89%	0.00%
Top Plus	571	$11.318722	$6,457	0.90%	4.10%	0.00%
Investar Vision & Top Spectrum	6,065	$13.952143	$84,625	1.40%	3.58%	0.00%
Top Explorer	10,246	$11.133753	$114,072	1.30%	3.69%	0.00%
Oncore & Firstar Oncore Value	49,231	$11.318722	$557,234	0.90%	4.10%	0.00%
Oncore & Firstar Oncore Premier	77,781	$11.088033	$862,434	1.40%	3.58%	0.00%
Oncore & Firstar Oncore Xtra	58,523	$11.088033	$648,905	1.40%	3.58%	0.00%
Oncore & Firstar Oncore Lite	39,581	$11.088033	$438,878	1.40%	3.58%	0.00%

	244,662		$2,742,512

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2004
Top Tradition	4,849	$10.805330	$52,395	1.10%	5.05%	0.00%
Top Plus	571	$10.873273	$6,203	0.90%	5.26%	0.00%
Investar Vision & Top Spectrum	6,065	$13.469273	$81,696	1.40%	4.74%	0.00%
Top Explorer	10,550	$10.737853	$113,280	1.30%	4.84%	0.00%
Oncore & Firstar Oncore Flex	1,454	$10.670943	$15,519	1.50%	4.64%	0.00%
Oncore & Firstar Oncore Value	19,767	$10.873273	$214,928	0.90%	5.26%	0.00%
Oncore & Firstar Oncore Premier	83,654	$10.704295	$895,461	1.40%	4.74%	0.00%
Oncore & Firstar Oncore Xtra	54,972	$10.704295	$588,439	1.40%	4.74%	0.00%
Oncore & Firstar Oncore Lite	41,765	$10.704295	$447,063	1.40%	4.74%	0.00%

	223,647		$2,414,984

2003
Top Tradition	7,421	$10.285838	$76,332	1.10%	31.98%	0.00%
Top Plus	571	$10.329989	$5,893	0.90%	32.24%	0.00%
Investar Vision & Top Spectrum	832	$12.859907	$10,698	1.40%	31.59%	0.00%
Top Explorer	9,663	$10.241899	$98,964	1.30%	31.72%	0.00%
Oncore & Firstar Oncore Flex	1,455	$10.198239	$14,834	1.50%	31.46%	0.00%
Oncore & Firstar Oncore Value	24,472	$10.329989	$252,796	0.90%	32.24%	0.00%
Oncore & Firstar Oncore Premier	110,180	$10.220014	$1,126,064	1.40%	31.59%	0.00%
Oncore & Firstar Oncore Xtra	43,538	$10.220014	$444,956	1.40%	31.59%	0.00%
Oncore & Firstar Oncore Lite	33,090	$10.220014	$338,178	1.40%	31.59%	0.00%

	231,222		$2,368,715

Investors Growth Stock Subaccount
2007
Top Tradition	4,086	$12.031833	$49,166	1.10%	9.81%	0.09%
Top Plus	4,127	$12.179685	$50,263	0.90%	10.03%	0.11%
Top Explorer	1,481	$11.886051	$17,602	1.30%	9.59%	0.08%
Oncore Flex	2,328	$11.742244	$27,341	1.50%	9.38%	0.08%
Oncore Value	65,982	$12.179685	$803,646	0.90%	10.03%	0.08%
Oncore & Firstar Oncore Premier	104,535	$11.813853	$1,234,952	1.40%	9.48%	0.09%
Oncore & Firstar Oncore Xtra	196,951	$11.813853	$2,326,749	1.40%	9.48%	0.09%
Oncore & Firstar Oncore Lite	87,802	$11.813853	$1,037,275	1.40%	9.48%	0.09%
Oncore Ultra	2,162	$11.813853	$25,540	1.40%	9.48%	0.09%

	469,454		$5,572,534

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2006
Top Tradition	2,060	$10.956952	$22,576	1.10%	6.14%	0.00%
Top Plus	3,866	$11.069521	$42,790	0.90%	6.35%	0.00%
Top Explorer	1,563	$10.845711	$16,957	1.30%	5.93%	0.00%
Oncore Flex	2,331	$10.735763	$25,026	1.50%	5.72%	0.00%
Oncore Value	52,228	$11.069521	$578,140	0.90%	6.35%	0.00%
Oncore & Firstar Oncore Premier	126,187	$10.790536	$1,361,614	1.40%	5.83%	0.00%
Oncore & Firstar Oncore Xtra	184,333	$10.790536	$1,989,054	1.40%	5.83%	0.00%
Oncore & Firstar Oncore Lite	72,462	$10.790536	$781,903	1.40%	5.83%	0.00%
Oncore Ultra	771	$10.790536	$8,324	1.40%	11.30%	0.00%	8/7/06

	445,801		$4,826,384

2005
Top Tradition	2,307	$10.323124	$23,818	1.10%	3.10%	0.16%
Top Plus	6,523	$10.408592	$67,898	0.90%	3.30%	0.15%
Top Explorer	2,544	$10.238472	$26,051	1.30%	2.89%	0.11%
Oncore Flex	2,334	$10.154653	$23,702	1.50%	2.69%	0.15%
Oncore & Firstar Oncore Value	49,450	$10.408592	$514,706	0.90%	3.30%	0.12%
Oncore & Firstar Oncore Premier	144,380	$10.196440	$1,472,160	1.40%	2.79%	0.14%
Oncore & Firstar Oncore Xtra	193,837	$10.196440	$1,976,449	1.40%	2.79%	0.14%
Oncore & Firstar Oncore Lite	44,799	$10.196440	$456,783	1.40%	2.79%	0.14%

	446,174		$4,561,567

2004
Top Tradition	4,968	$10.013159	$49,749	1.10%	7.80%	0.00%
Top Plus	6,338	$10.076135	$63,860	0.90%	8.01%	0.00%
Top Explorer	1,451	$9.950631	$14,434	1.30%	7.58%	0.00%
Oncore Flex	1,485	$9.888605	$14,686	1.50%	7.37%	0.00%
Oncore & Firstar Oncore Value	38,931	$10.076135	$392,269	0.90%	8.01%	0.00%
Oncore & Firstar Oncore Premier	160,946	$9.919542	$1,596,520	1.40%	7.48%	0.00%
Oncore & Firstar Oncore Xtra	147,730	$9.919542	$1,465,413	1.40%	7.48%	0.00%
Oncore & Firstar Oncore Lite	47,262	$9.919542	$468,813	1.40%	7.48%	0.00%

	409,111		$4,065,744

2003
Top Tradition	4,377	$9.288989	$40,661	1.10%	21.27%	0.00%
Top Plus	3,715	$9.328880	$34,654	0.90%	21.51%	0.00%
Top Explorer	1,954	$9.249306	$18,072	1.30%	21.03%	0.00%
Oncore Flex	387	$9.209858	$3,569	1.50%	20.79%	0.00%
Oncore Value	38,894	$9.328880	$362,839	0.90%	21.51%	0.00%
Oncore & Firstar Oncore Premier	97,785	$9.229545	$902,504	1.40%	20.91%	0.00%
Oncore & Firstar Oncore Xtra	92,928	$9.229545	$857,685	1.40%	20.91%	0.00%
Oncore & Firstar Oncore Lite	31,333	$9.229545	$289,192	1.40%	20.91%	0.00%

	271,373		$2,509,176

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount
2007
Top Tradition	5,467	$10.589068	$57,886	1.10%	8.31%	0.00%
Top Plus	6,067	$10.719214	$65,035	0.90%	8.53%	0.00%
Investar Vision & Top Spectrum	983	$16.697336	$16,416	1.40%	7.99%	0.00%
Top Explorer	29,939	$10.460762	$313,186	1.30%	8.10%	0.00%
Oncore & Firstar Oncore Flex	22,908	$10.334185	$236,740	1.50%	7.88%	0.00%
Oncore & Firstar Oncore Value	412,365	$10.719214	$4,420,232	0.90%	8.53%	0.00%
Oncore & Firstar Oncore Premier	529,101	$10.397166	$5,501,147	1.40%	7.99%	0.00%
Oncore & Firstar Oncore Xtra	396,911	$10.397166	$4,126,749	1.40%	7.99%	0.00%
Oncore & Firstar Oncore Lite	1,168,055	$10.397166	$12,144,467	1.40%	7.99%	0.00%
Oncore Ultra	112,691	$10.397166	$1,171,664	1.40%	7.99%	0.00%
Oncore Wrap	176	$11.429880	$2,007	0.65%	8.80%	0.00%

	2,684,663		$28,055,529

2006
Top Tradition	7,718	$9.776518	$75,456	1.10%	1.19%	0.00%
Top Plus	7,385	$9.876987	$72,946	0.90%	1.39%	0.00%
Investar Vision & Top Spectrum	1,023	$15.462066	$15,815	1.40%	0.89%	0.00%
Top Explorer	28,329	$9.677244	$274,146	1.30%	0.99%	0.00%
Oncore & Firstar Oncore Flex	4,911	$9.579140	$47,047	1.50%	0.79%	0.00%
Oncore & Firstar Oncore Value	190,828	$9.876987	$1,884,802	0.90%	1.39%	0.00%
Oncore & Firstar Oncore Premier	357,007	$9.627990	$3,437,269	1.40%	0.89%	0.00%
Oncore & Firstar Oncore Xtra	188,960	$9.627990	$1,819,301	1.40%	0.89%	0.00%
Oncore & Firstar Oncore Lite	493,294	$9.627990	$4,749,430	1.40%	0.89%	0.00%
Oncore Ultra	39,056	$9.627990	$376,027	1.40%	9.09%	0.00%	8/7/06

	1,318,511		$12,752,239

2005
Top Tradition	8,035	$9.661860	$77,632	1.10%	1.74%	0.00%
Top Plus	7,619	$9.741876	$74,224	0.90%	1.94%	0.00%
Investar Vision & Top Spectrum	1,131	$15.325981	$17,334	1.40%	1.44%	0.00%
Top Explorer	30,195	$9.582619	$289,345	1.30%	1.54%	0.00%
Oncore Flex	2,640	$9.504178	$25,089	1.50%	1.34%	0.00%
Oncore & Firstar Oncore Value	50,988	$9.741876	$496,723	0.90%	1.94%	0.00%
Oncore & Firstar Oncore Premier	230,285	$9.543251	$2,197,664	1.40%	1.44%	0.00%
Oncore & Firstar Oncore Xtra	98,195	$9.543251	$937,103	1.40%	1.44%	0.00%
Oncore & Firstar Oncore Lite	69,956	$9.543251	$667,604	1.40%	1.44%	0.00%

	499,044		$4,782,718

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2004
Top Tradition	9,905	$9.496516	$94,067	1.10%	13.13%	0.00%
Top Plus	6,140	$9.556262	$58,680	0.90%	13.36%	0.00%
Investar Vision & Top Spectrum	1,757	$15.108281	$26,538	1.40%	12.80%	0.00%
Top Explorer	15,501	$9.437194	$146,290	1.30%	12.91%	0.00%
Oncore & Firstar Oncore Flex	7,456	$9.378381	$69,921	1.50%	12.68%	0.00%
Oncore & Firstar Oncore Value	42,864	$9.556262	$409,622	0.90%	13.36%	0.00%
Oncore & Firstar Oncore Premier	237,675	$9.407690	$2,235,958	1.40%	12.80%	0.00%
Oncore & Firstar Oncore Xtra	119,645	$9.407690	$1,125,586	1.40%	12.80%	0.00%
Oncore & Firstar Oncore Lite	54,171	$9.407690	$509,628	1.40%	12.80%	0.00%

	495,114		$4,676,290

2003
Top Tradition	8,022	$8.394263	$67,335	1.10%	35.12%	0.00%
Top Plus	14,883	$8.430327	$125,468	0.90%	35.39%	0.00%
Top Explorer	6,691	$8.358381	$55,927	1.30%	34.86%	0.00%
Oncore & Firstar Oncore Flex	7,240	$8.322741	$60,260	1.50%	34.59%	0.00%
Oncore & Firstar Oncore Value	31,657	$8.430327	$266,876	0.90%	35.39%	0.00%
Oncore & Firstar Oncore Premier	163,533	$8.340512	$1,363,954	1.40%	34.72%	0.00%
Oncore & Firstar Oncore Xtra	69,757	$8.340512	$581,805	1.40%	34.72%	0.00%
Oncore & Firstar Oncore Lite	32,903	$8.340512	$274,426	1.40%	34.72%	0.00%

	334,686		$2,796,051

Total Return Subaccount
2007
Top Tradition	87,083	$13.939668	$1,213,911	1.10%	2.80%	2.38%
Top Plus	62,275	$14.110952	$878,757	0.90%	3.00%	2.57%
Investar Vision & Top Spectrum	25,460	$14.559673	$370,695	1.40%	2.49%	2.23%
Top Explorer	75,394	$13.770825	$1,038,237	1.30%	2.59%	2.37%
Oncore & Firstar Oncore Flex	133,610	$13.604245	$1,817,658	1.50%	2.39%	1.53%
Oncore & Firstar Oncore Value	800,532	$14.110952	$11,296,271	0.90%	3.00%	2.25%
Oncore & Firstar Oncore Premier	2,106,738	$13.687185	$28,835,315	1.40%	2.49%	2.32%
Oncore & Firstar Oncore Xtra	1,016,114	$13.687185	$13,907,745	1.40%	2.49%	2.32%
Oncore & Firstar Oncore Lite	1,350,696	$13.687185	$18,487,225	1.40%	2.49%	2.32%
Oncore Ultra	62,817	$13.687185	$859,783	1.40%	2.49%	2.32%

	5,720,719		$78,705,597

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2006
Top Tradition	90,029	$13.560219	$1,220,810	1.10%	10.41%	2.30%
Top Plus	82,282	$13.699522	$1,127,228	0.90%	10.63%	2.29%
Investar Vision & Top Spectrum	27,199	$14.205597	$386,384	1.40%	10.09%	2.33%
Top Explorer	81,353	$13.422599	$1,091,975	1.30%	10.19%	2.23%
Oncore & Firstar Oncore Flex	48,364	$13.286570	$642,589	1.50%	9.98%	2.20%
Oncore & Firstar Oncore Value	679,107	$13.699522	$9,303,437	0.90%	10.63%	2.11%
Oncore & Firstar Oncore Premier	2,227,641	$13.354330	$29,748,644	1.40%	10.09%	2.17%
Oncore & Firstar Oncore Xtra	1,135,745	$13.354330	$15,167,119	1.40%	10.09%	2.17%
Oncore & Firstar Oncore Lite	1,086,554	$13.354330	$14,510,198	1.40%	10.09%	2.17%
Oncore Ultra	16,815	$13.354330	$224,559	1.40%	8.08%	2.17%	8/7/06

	5,475,089		$73,422,943

2005
Top Tradition	123,025	$12.281462	$1,510,931	1.10%	1.48%	1.91%
Top Plus	110,150	$12.383129	$1,364,001	0.90%	1.69%	1.85%
Investar Vision & Top Spectrum	36,869	$12.904044	$475,760	1.40%	1.18%	1.72%
Top Explorer	98,575	$12.180780	$1,200,714	1.30%	1.28%	1.80%
Oncore & Firstar Oncore Flex	52,087	$12.081085	$629,264	1.50%	1.09%	2.01%
Oncore & Firstar Oncore Value	668,633	$12.383129	$8,279,765	0.90%	1.69%	1.72%
Oncore & Firstar Oncore Premier	2,562,775	$12.130767	$31,088,426	1.40%	1.18%	1.82%
Oncore & Firstar Oncore Xtra	1,389,861	$12.130767	$16,860,079	1.40%	1.18%	1.82%
Oncore & Firstar Oncore Lite	954,019	$12.130767	$11,572,998	1.40%	1.18%	1.82%

	5,995,994		$72,981,938

2004
Top Tradition	117,586	$12.101817	$1,423,003	1.10%	9.82%	1.48%
Top Plus	114,704	$12.177912	$1,396,858	0.90%	10.03%	1.52%
Investar Vision & Top Spectrum	28,501	$12.752922	$363,471	1.40%	9.49%	1.04%
Top Explorer	95,731	$12.026280	$1,151,292	1.30%	9.60%	1.45%
Oncore & Firstar Oncore Flex	64,564	$11.951339	$771,621	1.50%	9.38%	1.52%
Oncore & Firstar Oncore Value	463,212	$12.177912	$5,640,952	0.90%	10.03%	1.43%
Oncore & Firstar Oncore Premier	2,269,205	$11.988710	$27,204,845	1.40%	9.49%	1.48%
Oncore & Firstar Oncore Xtra	1,424,045	$11.988710	$17,072,462	1.40%	9.49%	1.48%
Oncore & Firstar Oncore Lite	699,452	$11.988710	$8,385,524	1.40%	9.49%	1.48%

	5,277,000		$63,410,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2003
Top Tradition	104,144	$11.020053	$1,147,670	1.10%	14.74%	1.54%
Top Plus	97,808	$11.067354	$1,082,480	0.90%	14.97%	1.76%
Investar Vision & Top Spectrum	8,712	$11.647527	$101,470	1.40%	14.40%	1.49%
Top Explorer	80,644	$10.972988	$884,901	1.30%	14.52%	1.60%
Oncore & Firstar Oncore Flex	72,156	$10.926217	$788,388	1.50%	14.29%	1.24%
Oncore & Firstar Oncore Value	321,878	$11.067354	$3,562,335	0.90%	14.97%	1.45%
Oncore & Firstar Oncore Premier	1,838,602	$10.949550	$20,131,879	1.40%	14.40%	1.40%
Oncore & Firstar Oncore Xtra	1,010,353	$10.949550	$11,062,910	1.40%	14.40%	1.40%
Oncore & Firstar Oncore Lite	351,659	$10.949550	$3,850,511	1.40%	14.40%	1.40%

	3,885,956		$42,612,544

First American Insurance Portfolios, Inc. (Class IB) (note 4):
Corporate Bond Subaccount
2003
Investar Vision & Top Spectrum	53,559	$12.851835	$688,329	1.40%	6.54%	3.67%
Firstar Oncore Flex	1,462	$12.171651	$17,792	1.50%	6.44%	3.70%
Firstar Oncore Value	1,451	$12.531629	$18,186	0.90%	7.07%	3.98%
Firstar Oncore Premier	59,269	$12.230767	$724,910	1.40%	6.54%	4.25%
Firstar Oncore Xtra	63,146	$12.230767	$772,326	1.40%	6.54%	4.25%
Firstar Oncore Lite	50,022	$12.230767	$611,805	1.40%	6.54%	4.25%

	228,909		$2,833,348

Equity Income Subaccount
2003
Investar Vision & Top Spectrum	309,372	$13.986596	$4,327,059	1.40%	24.92%	1.67%
Firstar Oncore Flex	11,011	$9.267727	$102,048	1.50%	24.80%	1.75%
Firstar Oncore Value	48,399	$9.541858	$461,815	0.90%	25.54%	1.70%
Firstar Oncore Premier	408,713	$9.312748	$3,806,249	1.40%	24.92%	1.89%
Firstar Oncore Xtra	197,781	$9.312748	$1,841,880	1.40%	24.92%	1.89%
Firstar Oncore Lite	72,131	$9.312748	$671,740	1.40%	24.92%	1.89%

	1,047,407		$11,210,791

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2007
Top I	367	$10.986548	$4,037	1.10%	9.46%	4.83%
Top Tradition	66,093	$13.635395	$901,200	1.10%	9.46%	4.65%
Top Plus	42,244	$13.782516	$582,230	0.90%	9.68%	4.55%
Investar Vision & Top Spectrum	5,607	$13.418119	$75,233	1.40%	9.13%	4.64%
Top Explorer	61,305	$13.490184	$827,010	1.30%	9.24%	4.54%
Oncore & Firstar Oncore Flex	50,979	$13.346672	$680,398	1.50%	9.02%	4.71%
Oncore & Firstar Oncore Value	2,981,292	$13.782516	$41,089,703	0.90%	9.68%	4.69%
Oncore & Firstar Oncore Premier	3,786,391	$13.418119	$50,806,258	1.40%	9.13%	4.67%
Oncore & Firstar Oncore Xtra	3,377,056	$13.418119	$45,313,733	1.40%	9.13%	4.67%
Oncore & Firstar Oncore Lite	5,234,092	$13.418119	$70,231,675	1.40%	9.13%	4.67%
Oncore Ultra	107,688	$13.418119	$1,444,970	1.40%	9.13%	4.67%
Oncore Wrap	1,571	$10.866893	$17,068	0.65%	9.95%	4.64%

	15,714,685		$211,973,515

2006
Top I	268	$10.037231	$2,685	1.10%	–0.38%	4.14%
Top Tradition	75,554	$12.457193	$941,185	1.10%	–0.38%	4.18%
Top Plus	73,608	$12.566552	$924,994	0.90%	–0.18%	4.35%
Investar Vision & Top Spectrum	7,567	$12.295258	$93,032	1.40%	–0.67%	4.20%
Top Explorer	122,592	$12.349018	$1,513,894	1.30%	–0.57%	4.40%
Oncore & Firstar Oncore Flex	31,833	$12.241908	$389,695	1.50%	–0.77%	4.09%
Oncore & Firstar Oncore Value	2,654,325	$12.566552	$33,355,708	0.90%	–0.18%	4.32%
Oncore & Firstar Oncore Premier	4,045,717	$12.295258	$49,743,160	1.40%	–0.67%	4.26%
Oncore & Firstar Oncore Xtra	3,363,850	$12.295258	$41,359,399	1.40%	–0.67%	4.26%
Oncore & Firstar Oncore Lite	4,989,096	$12.295258	$61,342,225	1.40%	–0.67%	4.26%
Oncore Ultra	12,426	$12.295258	$152,781	1.40%	–1.18%	4.26%	8/7/06

	15,376,836		$189,818,758

2005
Top Tradition	74,919	$12.504455	$936,817	1.10%	0.99%	2.79%
Top Plus	52,018	$12.589324	$654,871	0.90%	1.19%	2.74%
Investar Vision & Top Spectrum	7,103	$12.378441	$87,921	1.40%	0.69%	2.64%
Top Explorer	68,471	$12.420313	$850,426	1.30%	0.79%	2.70%
Oncore & Firstar Oncore Flex	41,815	$12.336855	$515,866	1.50%	0.59%	2.53%
Oncore & Firstar Oncore Value	1,679,093	$12.589324	$21,138,648	0.90%	1.19%	3.00%
Oncore & Firstar Oncore Premier	3,082,173	$12.378441	$38,152,497	1.40%	0.69%	2.90%
Oncore & Firstar Oncore Xtra	2,768,850	$12.378441	$34,274,050	1.40%	0.69%	2.90%
Oncore & Firstar Oncore Lite	3,648,614	$12.378441	$45,164,164	1.40%	0.69%	2.90%

	11,423,056		$141,775,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2004
Top Tradition	57,850	$12.381890	$716,297	1.10%	7.73%	0.95%
Top Plus	41,648	$12.441318	$518,155	0.90%	7.94%	0.95%
Investar Vision & Top Spectrum	6,996	$12.293387	$85,999	1.40%	7.41%	0.95%
Top Explorer	65,261	$12.322822	$804,197	1.30%	7.52%	1.01%
Oncore & Firstar Oncore Flex	50,207	$12.264135	$615,750	1.50%	7.30%	0.97%
Oncore & Firstar Oncore Value	561,294	$12.441318	$6,983,237	0.90%	7.94%	1.16%
Oncore & Firstar Oncore Premier	1,548,335	$12.293387	$19,034,280	1.40%	7.41%	1.06%
Oncore & Firstar Oncore Xtra	1,657,418	$12.293387	$20,375,283	1.40%	7.41%	1.06%
Oncore & Firstar Oncore Lite	1,317,123	$12.293387	$16,191,902	1.40%	7.41%	1.06%

	5,306,132		$65,325,100

2003
Top Tradition	60,928	$11.493370	$700,273	1.10%	7.67%	2.71%
Top Plus	40,178	$11.525641	$463,080	0.90%	7.88%	2.23%
Investar Vision & Top Spectrum	5,612	$11.445189	$64,228	1.40%	7.35%	2.41%
Top Explorer	47,963	$11.461227	$549,719	1.30%	7.46%	2.61%
Oncore & Firstar Oncore Flex	48,829	$11.429238	$558,075	1.50%	7.25%	2.41%
Oncore & Firstar Oncore Value	174,108	$11.525641	$2,006,709	0.90%	7.88%	2.16%
Oncore & Firstar Oncore Premier	993,812	$11.445189	$11,374,353	1.40%	7.35%	2.34%
Oncore & Firstar Oncore Xtra	762,023	$11.445189	$8,721,501	1.40%	7.35%	2.34%
Oncore & Firstar Oncore Lite	463,243	$11.445189	$5,301,900	1.40%	7.35%	2.34%

	2,596,696		$29,739,838

Total Return Subaccount
2007
Top I	133	$11.213583	$1,493	1.10%	7.57%	4.64%
Top Tradition	62,116	$12.592535	$782,194	1.10%	7.57%	4.62%
Top Plus	43,433	$12.728410	$552,833	0.90%	7.79%	4.69%
Investar Vision & Top Spectrum	1,896	$12.391894	$23,493	1.40%	7.25%	4.57%
Top Explorer	63,673	$12.458408	$793,262	1.30%	7.36%	4.69%
Oncore & Firstar Oncore Flex	245,216	$12.325867	$3,022,496	1.50%	7.15%	4.85%
Oncore & Firstar Oncore Value	5,235,746	$12.728410	$66,642,722	0.90%	7.79%	4.89%
Oncore & Firstar Oncore Premier	5,734,503	$12.391894	$71,061,364	1.40%	7.25%	4.81%
Oncore & Firstar Oncore Xtra	5,540,521	$12.391894	$68,657,543	1.40%	7.25%	4.81%
Oncore & Firstar Oncore Lite	12,222,703	$12.391894	$151,462,444	1.40%	7.25%	4.81%
Oncore Ultra	1,124,591	$12.391894	$13,935,810	1.40%	7.25%	4.81%
Oncore Wrap	8,794	$10.817213	$95,130	0.65%	8.06%	5.19%

	30,283,325		$377,030,784

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2006
Top I	133	$10.424276	$1,388	1.10%	2.72%	4.29%
Top Tradition	59,001	$11.706171	$690,678	1.10%	2.72%	4.29%
Top Plus	40,019	$11.808941	$472,584	0.90%	2.93%	4.25%
Investar Vision & Top Spectrum	2,467	$11.554016	$28,503	1.40%	2.42%	4.04%
Top Explorer	52,289	$11.604508	$606,790	1.30%	2.52%	4.25%
Oncore & Firstar Oncore Flex	87,231	$11.503847	$1,003,487	1.50%	2.32%	5.06%
Oncore & Firstar Oncore Value	1,377,798	$11.808941	$16,270,338	0.90%	2.93%	4.57%
Oncore & Firstar Oncore Premier	3,345,505	$11.554016	$38,654,026	1.40%	2.42%	4.48%
Oncore & Firstar Oncore Xtra	2,879,631	$11.554016	$33,271,299	1.40%	2.42%	4.48%
Oncore & Firstar Oncore Lite	3,826,908	$11.554016	$44,216,152	1.40%	2.42%	4.48%
Oncore Ultra	272,486	$11.554016	$3,148,304	1.40%	2.16%	4.48%	8/7/06

	11,943,468		$138,363,549

2005
Top Tradition	47,776	$11.395691	$544,444	1.10%	1.34%	3.44%
Top Plus	41,173	$11.473039	$472,379	0.90%	1.54%	3.41%
Investar Vision & Top Spectrum	7,338	$11.280852	$82,773	1.40%	1.04%	3.65%
Top Explorer	50,501	$11.319001	$571,620	1.30%	1.14%	3.36%
Oncore & Firstar Oncore Flex	17,516	$11.242927	$196,931	1.50%	0.94%	3.31%
Oncore & Firstar Oncore Value	429,164	$11.473039	$4,923,818	0.90%	1.54%	3.52%
Oncore & Firstar Oncore Premier	1,678,924	$11.280852	$18,939,688	1.40%	1.04%	3.47%
Oncore & Firstar Oncore Xtra	1,413,795	$11.280852	$15,948,814	1.40%	1.04%	3.47%
Oncore & Firstar Oncore Lite	1,243,220	$11.280852	$14,024,590	1.40%	1.04%	3.47%

	4,929,407		$55,705,057

2004
Top Tradition	38,222	$11.244848	$429,797	1.10%	3.75%	1.88%
Top Plus	38,494	$11.298824	$434,937	0.90%	3.95%	1.89%
Investar Vision & Top Spectrum	2,058	$11.164475	$22,976	1.40%	3.44%	1.83%
Top Explorer	49,501	$11.191194	$553,977	1.30%	3.54%	1.85%
Oncore & Firstar Oncore Flex	20,424	$11.137894	$227,484	1.50%	3.34%	1.89%
Oncore & Firstar Oncore Value	275,893	$11.298824	$3,117,269	0.90%	3.95%	1.88%
Oncore & Firstar Oncore Premier	1,174,175	$11.164475	$13,109,046	1.40%	3.44%	1.90%
Oncore & Firstar Oncore Xtra	1,196,240	$11.164475	$13,355,390	1.40%	3.44%	1.90%
Oncore & Firstar Oncore Lite	885,944	$11.164475	$9,891,103	1.40%	3.44%	1.90%

	3,680,951		$41,141,979

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2003
Top Tradition	30,940	$10.838704	$335,348	1.10%	3.90%	2.75%
Top Plus	33,227	$10.869124	$361,153	0.90%	4.11%	2.64%
Investar Vision & Top Spectrum	2,505	$10.793274	$27,032	1.40%	3.59%	2.79%
Top Explorer	49,708	$10.808385	$537,265	1.30%	3.70%	2.69%
Oncore & Firstar Oncore Flex	17,528	$10.778221	$188,923	1.50%	3.49%	2.81%
Oncore & Firstar Oncore Value	203,238	$10.869124	$2,209,014	0.90%	4.11%	2.77%
Oncore & Firstar Oncore Premier	768,632	$10.793274	$8,296,065	1.40%	3.59%	2.75%
Oncore & Firstar Oncore Xtra	997,250	$10.793274	$10,763,590	1.40%	3.59%	2.75%
Oncore & Firstar Oncore Lite	518,535	$10.793274	$5,596,691	1.40%	3.59%	2.75%

	2,621,563		$28,315,081

Global Bond Subaccount
2007
Top Tradition	20,178	$13.740471	$277,261	1.10%	8.55%	3.21%
Top Plus	2,635	$13.888722	$36,598	0.90%	8.76%	3.09%
Investar Vision & Top Spectrum	1,556	$13.521529	$21,041	1.40%	8.22%	3.29%
Top Explorer	14,957	$13.594097	$203,324	1.30%	8.33%	3.22%
Oncore Flex	27,914	$13.449508	$375,424	1.50%	8.12%	3.39%
Oncore & Firstar Oncore Value	437,377	$13.888722	$6,074,608	0.90%	8.76%	3.29%
Oncore & Firstar Oncore Premier	352,143	$13.521529	$4,761,504	1.40%	8.22%	3.31%
Oncore & Firstar Oncore Xtra	585,367	$13.521529	$7,915,053	1.40%	8.22%	3.31%
Oncore & Firstar Oncore Lite	850,296	$13.521529	$11,497,306	1.40%	8.22%	3.31%
Oncore Ultra	35,617	$13.521529	$481,600	1.40%	8.22%	3.31%
Oncore Wrap	493	$10.933659	$5,395	0.65%	9.03%	3.50%

	2,328,533		$31,649,114

2006
Top Tradition	22,023	$12.658636	$278,778	1.10%	3.51%	3.28%
Top Plus	6,803	$12.769755	$86,872	0.90%	3.72%	3.56%
Investar Vision & Top Spectrum	1,342	$12.494102	$16,769	1.40%	3.21%	3.23%
Top Explorer	13,689	$12.548684	$171,785	1.30%	3.31%	3.27%
Oncore Flex	10,486	$12.439870	$130,440	1.50%	3.11%	3.46%
Oncore & Firstar Oncore Value	296,361	$12.769755	$3,784,462	0.90%	3.72%	3.31%
Oncore & Firstar Oncore Premier	319,339	$12.494102	$3,989,857	1.40%	3.21%	3.32%
Oncore & Firstar Oncore Xtra	396,960	$12.494102	$4,959,657	1.40%	3.21%	3.32%
Oncore & Firstar Oncore Lite	431,636	$12.494102	$5,392,906	1.40%	3.21%	3.32%
Oncore Ultra	5,156	$12.494102	$64,416	1.40%	0.59%	3.32%	8/7/06

	1,503,795		$18,875,942

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2005
Top Tradition	17,154	$12.228882	$209,779	1.10%	–7.64%	2.51%
Top Plus	2,779	$12.311876	$34,216	0.90%	–7.45%	2.27%
Investar Vision & Top Spectrum	1,362	$12.105658	$16,485	1.40%	–7.91%	2.51%
Top Explorer	13,458	$12.146562	$163,466	1.30%	–7.82%	2.46%
Oncore Flex	4,754	$12.064953	$57,358	1.50%	–8.00%	2.51%
Oncore & Firstar Oncore Value	195,504	$12.311876	$2,407,016	0.90%	–7.45%	2.66%
Oncore & Firstar Oncore Premier	206,521	$12.105658	$2,500,074	1.40%	–7.91%	2.57%
Oncore & Firstar Oncore Xtra	327,971	$12.105658	$3,970,304	1.40%	–7.91%	2.57%
Oncore & Firstar Oncore Lite	232,808	$12.105658	$2,818,295	1.40%	–7.91%	2.57%

	1,002,311		$12,176,993

2004
Top Tradition	15,010	$13.239901	$198,736	1.10%	9.40%	1.83%
Top Plus	6,872	$13.303437	$91,416	0.90%	9.61%	1.84%
Investar Vision & Top Spectrum	1,030	$13.145307	$13,535	1.40%	9.07%	1.82%
Top Explorer	13,258	$13.176725	$174,700	1.30%	9.18%	1.86%
Oncore Flex	3,656	$13.113999	$47,946	1.50%	8.96%	1.84%
Oncore & Firstar Oncore Value	81,063	$13.303437	$1,078,420	0.90%	9.61%	1.88%
Oncore & Firstar Oncore Premier	133,027	$13.145307	$1,748,688	1.40%	9.07%	1.87%
Oncore & Firstar Oncore Xtra	218,689	$13.145307	$2,874,731	1.40%	9.07%	1.87%
Oncore & Firstar Oncore Lite	123,337	$13.145307	$1,621,300	1.40%	9.07%	1.87%

	595,942		$7,849,472

2003
Top Tradition	12,396	$12.102667	$150,024	1.10%	13.19%	1.87%
Top Plus	5,227	$12.136628	$63,443	0.90%	13.42%	1.94%
Top Spectrum	914	$12.051967	$11,021	1.40%	12.86%	2.53%
Top Explorer	8,281	$12.068818	$99,943	1.30%	12.97%	1.85%
Oncore & Firstar Oncore Flex	3,159	$12.035152	$38,017	1.50%	12.75%	2.16%
Oncore & Firstar Oncore Value	48,795	$12.136628	$592,211	0.90%	13.42%	2.06%
Oncore & Firstar Oncore Premier	96,298	$12.051967	$1,160,572	1.40%	12.86%	2.12%
Oncore & Firstar Oncore Xtra	140,630	$12.051967	$1,694,868	1.40%	12.86%	2.12%
Oncore & Firstar Oncore Lite	103,003	$12.051967	$1,241,383	1.40%	12.86%	2.12%

	418,703		$5,051,482

Calvert Variable Series, Inc.:
Social Equity Subaccount
2007
Top Tradition	15,967	$8.686641	$138,699	1.10%	8.79%	0.00%
Top Plus	3,967	$8.877902	$35,217	0.90%	9.00%	0.00%
Investar Vision	246	$8.672105	$2,133	1.40%	8.46%	0.00%
Top Explorer	21,056	$9.073375	$191,048	1.30%	8.57%	0.00%

	41,236		$367,097

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Calvert Variable Series, Inc.: (continued)
Social Equity Subaccount (continued)
2006
Top Tradition	16,038	$7.985040	$128,064	1.10%	8.86%	0.00%
Top Plus	6,275	$8.144605	$51,109	0.90%	9.08%	0.00%
Top Explorer	28,733	$8.357120	$240,122	1.30%	8.65%	0.00%

	51,046		$419,295

2005
Top Tradition	17,644	$7.335001	$129,422	1.10%	3.41%	0.05%
Top Plus	7,136	$7.466812	$53,284	0.90%	3.61%	0.05%
Top Explorer	34,010	$7.691931	$261,597	1.30%	3.21%	0.06%

	58,790		$444,303

2004
Top Tradition	18,932	$7.093183	$134,289	1.10%	5.99%	0.08%
Top Plus	7,858	$7.206401	$56,626	0.90%	6.20%	0.07%
Top Explorer	35,436	$7.452996	$264,105	1.30%	5.78%	0.07%

	62,226		$455,020

2003
Top Tradition	19,291	$6.692392	$129,106	1.10%	16.96%	0.02%	5/2/03
Top Plus	10,620	$6.785729	$72,066	0.90%	17.11%	0.02%	5/2/03
Top Explorer	40,997	$7.045823	$288,856	1.30%	16.80%	0.02%	5/2/03

	70,908		490,028

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2007
Top Tradition	3,349	$15.191304	$50,879	1.10%	5.68%	1.33%
Top Explorer	6,724	$15.051804	$101,202	1.30%	5.47%	1.13%
Oncore Flex	56,182	$14.913728	$837,884	1.50%	5.26%	0.24%
Oncore & Firstar Oncore Value	73,473	$15.332459	$1,126,522	0.90%	5.89%	1.18%
Oncore & Firstar Oncore Premier	160,177	$14.982507	$2,399,852	1.40%	5.37%	1.31%
Oncore & Firstar Oncore Xtra	148,186	$14.982507	$2,220,200	1.40%	5.37%	1.31%
Oncore & Firstar Oncore Lite	260,757	$14.982507	$3,906,798	1.40%	5.37%	1.31%
Oncore Ultra	1,297	$14.982507	$19,430	1.40%	5.37%	1.31%

	710,145		$10,662,767

2006
Top Tradition	3,747	$14.374427	$53,864	1.10%	14.95%	1.37%
Top Explorer	5,513	$14.270734	$78,673	1.30%	14.72%	1.02%
Oncore & Firstar Oncore Flex	2,185	$14.167917	$30,957	1.50%	14.49%	1.27%
Oncore & Firstar Oncore Value	60,389	$14.479107	$874,385	0.90%	15.17%	1.29%
Oncore & Firstar Oncore Premier	159,183	$14.219150	$2,263,443	1.40%	14.61%	1.27%
Oncore & Firstar Oncore Xtra	141,608	$14.219150	$2,013,540	1.40%	14.61%	1.27%
Oncore & Firstar Oncore Lite	257,849	$14.219150	$3,666,391	1.40%	14.61%	1.27%

	630,474		$8,981,253

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
Top Tradition	3,560	$12.505328	$44,514	1.10%	2.99%	0.00%
Top Explorer	2,041	$12.439582	$25,386	1.30%	2.79%	0.00%
Oncore & Firstar Oncore Flex	1,913	$12.374283	$23,669	1.50%	2.58%	0.00%
Oncore & Firstar Oncore Value	49,666	$12.571534	$624,374	0.90%	3.19%	0.00%
Oncore & Firstar Oncore Premier	161,502	$12.406830	$2,003,726	1.40%	2.68%	0.00%
Oncore & Firstar Oncore Xtra	144,433	$12.406830	$1,791,960	1.40%	2.68%	0.00%
Oncore & Firstar Oncore Lite	192,509	$12.406830	$2,388,441	1.40%	2.68%	0.00%

	555,624		$6,902,070

2004
Top Tradition	2,964	$12.142541	$35,992	1.10%	3.65%	1.84%
Top Explorer	1,914	$12.102515	$23,164	1.30%	3.45%	2.07%
Oncore Flex	410	$12.062701	$4,942	1.50%	3.24%	1.78%
Oncore & Firstar Oncore Value	32,155	$12.182745	$391,736	0.90%	3.86%	1.54%
Oncore & Firstar Oncore Premier	137,799	$12.082562	$1,664,964	1.40%	3.35%	1.96%
Oncore & Firstar Oncore Xtra	111,546	$12.082562	$1,347,762	1.40%	3.35%	1.96%
Oncore & Firstar Oncore Lite	159,129	$12.082562	$1,922,688	1.40%	3.35%	1.96%

	445,917		$5,391,248

2003
Top Tradition	1,874	$11.714615	$21,957	1.10%	17.15%	6.38%	5/1/03
Top Explorer	554	$11.699161	$6,481	1.30%	16.99%	6.70%	5/1/03
Oncore Flex	74	$11.683757	$860	1.50%	16.84%	5.37%	5/1/03
Oncore & Firstar Oncore Value	14,079	$11.730095	$165,142	0.90%	17.30%	5.85%	5/1/03
Oncore & Firstar Oncore Premier	38,966	$11.691446	$455,579	1.40%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Xtra	57,055	$11.691446	$667,056	1.40%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Lite	33,538	$11.691446	$392,105	1.40%	16.91%	5.42%	5/1/03

	146,140		$1,709,180

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund:
Small-Cap Subaccount
2007
Top I	4,554	$11.419865	$52,003	1.10%	–3.21%	0.05%
Top Tradition	116,002	$20.532740	$2,381,838	1.10%	–3.21%	0.05%
Top Plus	24,131	$20.723514	$500,084	0.90%	–3.01%	0.04%
Top Spectrum	522	$11.346923	$5,928	1.40%	–3.50%	0.04%
Top Explorer	69,132	$20.344208	$1,406,438	1.30%	–3.40%	0.04%
Oncore & Firstar Oncore Flex	134,153	$20.157634	$2,704,207	1.50%	–3.59%	0.11%
Oncore & Firstar Oncore Value	1,092,702	$20.723514	$22,644,633	0.90%	–3.01%	0.06%
Oncore & Firstar Oncore Premier	1,262,462	$20.250592	$25,565,587	1.40%	–3.50%	0.06%
Oncore & Firstar Oncore Xtra	1,174,610	$20.250592	$23,786,553	1.40%	–3.50%	0.06%
Oncore & Firstar Oncore Lite	2,546,951	$20.250592	$51,577,263	1.40%	–3.50%	0.06%
Oncore Ultra	77,339	$20.250592	$1,566,167	1.40%	–3.50%	0.06%
Oncore Wrap	1,401	$10.249880	$14,356	0.65%	–2.77%	0.11%

	6,503,959		$132,205,057

2006
Top I	3,239	$11.798314	$38,212	1.10%	14.31%	0.06%
Top Tradition	123,896	$21.213200	$2,628,237	1.10%	14.31%	0.06%
Top Plus	27,390	$21.367645	$585,258	0.90%	14.54%	0.06%
Top Spectrum	898	$11.757964	$10,561	1.40%	13.98%	0.08%
Top Explorer	76,795	$21.060230	$1,617,315	1.30%	14.09%	0.06%
Oncore & Firstar Oncore Flex	30,082	$20.908560	$628,975	1.50%	13.86%	0.06%
Oncore & Firstar Oncore Value	741,796	$21.367645	$15,850,433	0.90%	14.54%	0.07%
Oncore & Firstar Oncore Premier	1,064,768	$20.984162	$22,343,264	1.40%	13.98%	0.07%
Oncore & Firstar Oncore Xtra	983,586	$20.984162	$20,639,737	1.40%	13.98%	0.07%
Oncore & Firstar Oncore Lite	1,382,513	$20.984162	$29,010,887	1.40%	13.98%	0.07%
Oncore Ultra	9,402	$20.984162	$197,283	1.40%	13.07%	0.07%	8/7/06

	4,444,365		$93,550,162

2005
Top I	1,535	$10.321008	$15,841	1.10%	3.21%	0.00%	11/2/05
Top Tradition	130,655	$18.557011	$2,424,561	1.10%	7.38%	0.00%
Top Plus	30,127	$18.655224	$562,024	0.90%	7.59%	0.00%
Top Spectrum	368	$10.316145	$3,798	1.40%	3.16%	0.00%	11/2/05
Top Explorer	65,936	$18.459522	$1,217,141	1.30%	7.17%	0.00%
Oncore & Firstar Oncore Flex	32,732	$18.362685	$601,054	1.50%	6.96%	0.00%
Oncore & Firstar Oncore Value	604,546	$18.655224	$11,277,949	0.90%	7.59%	0.00%
Oncore & Firstar Oncore Premier	897,864	$18.410976	$16,530,546	1.40%	7.07%	0.00%
Oncore & Firstar Oncore Xtra	764,812	$18.410976	$14,080,935	1.40%	7.07%	0.00%
Oncore & Firstar Oncore Lite	924,397	$18.410976	$17,019,052	1.40%	7.07%	0.00%

	3,452,972		$63,732,901

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2004
Top Tradition	91,396	$17.281311	$1,579,438	1.10%	23.59%	0.00%
Top Plus	23,735	$17.338503	$411,535	0.90%	23.83%	0.00%
Top Explorer	44,551	$17.224399	$767,363	1.30%	23.34%	0.00%
Oncore & Firstar Oncore Flex	35,643	$17.167760	$611,917	1.50%	23.10%	0.00%
Oncore & Firstar Oncore Value	302,187	$17.338503	$5,239,468	0.90%	23.83%	0.00%
Oncore & Firstar Oncore Premier	555,026	$17.196019	$9,544,232	1.40%	23.22%	0.00%
Oncore & Firstar Oncore Xtra	509,022	$17.196019	$8,753,153	1.40%	23.22%	0.00%
Oncore & Firstar Oncore Lite	420,426	$17.196019	$7,229,659	1.40%	23.22%	0.00%

	1,981,986		$34,136,765

2003
Top Tradition	19,826	$13.982845	$277,225	1.10%	39.83%	0.00%	5/1/03
Top Plus	4,071	$14.001322	$57,003	0.90%	40.01%	0.00%	5/1/03
Top Explorer	7,363	$13.964419	$102,823	1.30%	39.64%	0.00%	5/1/03
Oncore Flex	13,595	$13.946057	$189,598	1.50%	39.46%	0.00%	5/1/03
Oncore & Firstar Oncore Value	136,253	$14.001322	$1,907,715	0.90%	40.01%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	132,077	$13.955225	$1,843,151	1.40%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	191,582	$13.955225	$2,673,571	1.40%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	142,177	$13.955225	$1,984,117	1.40%	39.55%	0.00%	5/1/03

	646,944		$9,035,203

Micro-Cap Subaccount
2007
Top Tradition	49,616	$22.523045	$1,117,513	1.10%	2.84%	1.38%
Top Plus	9,096	$22.732284	$206,774	0.90%	3.05%	1.49%
Top Explorer	34,657	$22.316242	$773,408	1.30%	2.64%	1.40%
Oncore & Firstar Oncore Flex	41,526	$22.111549	$918,213	1.50%	2.43%	1.91%
Oncore & Firstar Oncore Value	524,190	$22.732284	$11,916,030	0.90%	3.05%	1.68%
Oncore & Firstar Oncore Premier	678,838	$22.213525	$15,079,366	1.40%	2.53%	1.69%
Oncore & Firstar Oncore Xtra	631,677	$22.213525	$14,031,773	1.40%	2.53%	1.69%
Oncore & Firstar Oncore Lite	2,159,640	$22.213525	$47,973,212	1.40%	2.53%	1.69%
Oncore Ultra	52,500	$22.213525	$1,166,221	1.40%	2.53%	1.69%
Oncore Wrap	379	$11.052249	$4,187	0.65%	3.30%	2.80%

	4,182,119		$93,186,697

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2006
Top I	2,625	$12.587521	$33,048	1.10%	19.76%	0.39%
Top Tradition	59,463	$21.901040	$1,302,310	1.10%	19.76%	0.19%
Top Plus	8,704	$22.060499	$192,014	0.90%	19.99%	0.17%
Top Explorer	36,097	$21.743096	$784,866	1.30%	19.52%	0.20%
Oncore & Firstar Oncore Flex	19,860	$21.586489	$428,698	1.50%	19.29%	0.15%
Oncore & Firstar Oncore Value	373,562	$22.060499	$8,240,967	0.90%	19.99%	0.21%
Oncore & Firstar Oncore Premier	572,889	$21.664558	$12,411,368	1.40%	19.40%	0.23%
Oncore & Firstar Oncore Xtra	553,103	$21.664558	$11,982,734	1.40%	19.40%	0.23%
Oncore & Firstar Oncore Lite	1,253,113	$21.664558	$27,148,131	1.40%	19.40%	0.23%
Oncore Ultra	19,747	$21.664558	$427,821	1.40%	10.80%	0.23%	8/7/06

	2,899,163		$62,951,957

2005
Top Tradition	52,354	$18.287958	$957,450	1.10%	10.40%	0.52%
Top Plus	9,689	$18.384755	$178,124	0.90%	10.62%	0.56%
Top Explorer	30,603	$18.191857	$556,724	1.30%	10.18%	0.56%
Oncore & Firstar Oncore Flex	25,177	$18.096399	$455,608	1.50%	9.97%	0.78%
Oncore & Firstar Oncore Value	251,572	$18.384755	$4,625,098	0.90%	10.62%	0.70%
Oncore & Firstar Oncore Premier	327,335	$18.144006	$5,939,168	1.40%	10.07%	0.68%
Oncore & Firstar Oncore Xtra	426,126	$18.144006	$7,731,642	1.40%	10.07%	0.68%
Oncore & Firstar Oncore Lite	597,291	$18.144006	$10,837,248	1.40%	10.07%	0.68%

	1,720,147		$31,281,062

2004
Top Tradition	63,769	$16.565345	$1,056,349	1.10%	12.60%	0.00%
Top Plus	8,973	$16.620168	$149,125	0.90%	12.83%	0.00%
Top Explorer	32,698	$16.510766	$539,869	1.30%	12.38%	0.00%
Oncore & Firstar Oncore Flex	15,824	$16.456460	$260,399	1.50%	12.16%	0.00%
Oncore & Firstar Oncore Value	148,433	$16.620168	$2,466,982	0.90%	12.83%	0.00%
Oncore & Firstar Oncore Premier	210,692	$16.483556	$3,472,981	1.40%	12.27%	0.00%
Oncore & Firstar Oncore Xtra	378,186	$16.483556	$6,233,851	1.40%	12.27%	0.00%
Oncore & Firstar Oncore Lite	243,632	$16.483556	$4,015,917	1.40%	12.27%	0.00%

	1,102,207		$18,195,473

2003
Top Tradition	15,361	$14.711160	$225,980	1.10%	47.11%	0.00%	5/1/03
Top Plus	4,460	$14.730584	$65,704	0.90%	47.31%	0.00%	5/1/03
Top Explorer	5,226	$14.691774	$76,777	1.30%	46.92%	0.00%	5/1/03
Oncore Flex	10,269	$14.672453	$150,669	1.50%	46.72%	0.00%	5/1/03
Oncore & Firstar Oncore Value	47,410	$14.730584	$698,382	0.90%	47.31%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	51,178	$14.682104	$751,396	1.40%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	106,280	$14.682104	$1,560,410	1.40%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,230	$14.682104	$796,216	1.40%	46.82%	0.00%	5/1/03

	294,414		$4,325,534

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2007
Top Tradition	3,977	$13.008548	$51,739	1.10%	4.07%	3.46%
Top Plus	332	$13.129493	$4,353	0.90%	4.27%	3.15%
Investar Vision	986	$10.733084	$10,579	1.40%	3.76%	3.58%
Top Explorer	5,020	$12.889075	$64,708	1.30%	3.86%	4.38%
Oncore Flex	24,883	$12.770796	$317,775	1.50%	3.65%	0.00%
Oncore & Firstar Oncore Value	924,171	$13.129493	$12,133,903	0.90%	4.27%	1.80%
Oncore & Firstar Oncore Premier	622,860	$12.829716	$7,991,121	1.40%	3.76%	1.75%
Oncore & Firstar Oncore Xtra	654,701	$12.829716	$8,399,623	1.40%	3.76%	1.75%
Oncore & Firstar Oncore Lite	1,748,385	$12.829716	$22,431,284	1.40%	3.76%	1.75%
Oncore Ultra	136,974	$12.829716	$1,757,337	1.40%	3.76%	1.75%
Oncore Wrap	3,048	$10.489235	$31,973	0.65%	4.53%	0.00%

	4,125,337		$53,194,395

2006
Top Tradition	4,357	$12.500151	$54,464	1.10%	2.44%	3.57%
Top Plus	1,067	$12.591267	$13,437	0.90%	2.64%	3.32%
Investar Vision	986	$10.344389	$10,196	1.40%	2.13%	4.01%
Top Explorer	2,676	$12.409972	$33,212	1.30%	2.24%	3.94%
Oncore & Firstar Oncore Value	51,741	$12.591267	$651,487	0.90%	2.64%	4.07%
Oncore & Firstar Oncore Premier	81,421	$12.365096	$1,006,771	1.40%	2.13%	3.89%
Oncore & Firstar Oncore Xtra	128,553	$12.365096	$1,589,568	1.40%	2.13%	3.89%
Oncore Lite	73,184	$12.365096	$904,929	1.40%	2.13%	3.89%
Oncore Ultra	821	$12.365096	$10,153	1.40%	2.07%	3.89%	8/7/06

	344,806		$4,274,217

2005
Top Tradition	6,898	$12.202776	$84,174	1.10%	2.81%	3.49%
Top Plus	3,038	$12.267443	$37,267	0.90%	3.01%	1.37%
Investar Vision	986	$10.128183	$9,983	1.40%	1.28%	0.00%	11/2/05
Top Explorer	4,038	$12.138624	$49,018	1.30%	2.60%	3.73%
Oncore & Firstar Oncore Value	35,257	$12.267443	$432,508	0.90%	3.01%	3.25%
Oncore & Firstar Oncore Premier	61,454	$12.106652	$744,000	1.40%	2.50%	3.49%
Oncore & Firstar Oncore Xtra	132,078	$12.106652	$1,599,020	1.40%	2.50%	3.49%
Oncore & Firstar Oncore Lite	61,785	$12.106652	$748,024	1.40%	2.50%	3.49%

	305,534		$3,703,994

2004
Top Tradition	5	$11.869727	$55	1.10%	2.94%	0.00%
Top Explorer	1,705	$11.830601	$20,167	1.30%	2.73%	4.52%
Oncore & Firstar Oncore Value	12,926	$11.909070	$153,932	0.90%	3.14%	3.51%
Oncore & Firstar Oncore Premier	58,711	$11.811075	$693,451	1.40%	2.63%	3.39%
Oncore & Firstar Oncore Xtra	71,567	$11.811075	$845,284	1.40%	2.63%	3.39%
Oncore Lite	18,241	$11.811075	$215,445	1.40%	2.63%	3.39%

	163,155		$1,928,334

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Core Plus Fixed Income Subaccount (continued)
2003
Top Tradition	291	$11.531016	$3,353	1.10%	15.31%	0.00%	5/2/03
Oncore & Firstar Oncore Value	11,734	$11.546281	$135,480	0.90%	15.46%	0.00%	5/2/03
Oncore & Firstar Oncore Premier	14,011	$11.508186	$161,236	1.40%	15.08%	0.02%	5/2/03
Oncore & Firstar Oncore Xtra	64,107	$11.508186	$737,776	1.40%	15.08%	0.02%	5/2/03
Oncore Lite	5,926	$11.508186	$68,192	1.40%	15.08%	0.02%	5/2/03

	96,069		$1,106,037

U.S. Real Estate Subaccount
2007
Top Tradition	2,026	$22.171078	$44,917	1.10%	–18.18%	1.19%
Top Plus	781	$22.377021	$17,475	0.90%	–18.01%	1.30%
Top Explorer	11,198	$21.967508	$246,001	1.30%	–18.34%	1.05%
Oncore Flex	18,356	$21.766049	$399,542	1.50%	–18.50%	0.89%
Oncore & Firstar Oncore Value	1,051,361	$22.377021	$23,526,319	0.90%	–18.01%	0.99%
Oncore & Firstar Oncore Premier	1,011,997	$21.866390	$22,128,715	1.40%	–18.42%	1.02%
Oncore & Firstar Oncore Xtra	1,017,398	$21.866390	$22,246,821	1.40%	–18.42%	1.02%
Oncore & Firstar Oncore Lite	2,491,444	$21.866390	$54,478,881	1.40%	–18.42%	1.02%
Oncore Ultra	123,205	$21.866390	$2,694,056	1.40%	–18.42%	1.02%
Oncore Wrap	2,057	$8.816655	$18,138	0.65%	–17.81%	0.96%

	5,729,823		$125,800,865

2006
Top Tradition	8,068	$27.096769	$218,614	1.10%	36.17%	0.97%
Top Plus	5,068	$27.294010	$138,333	0.90%	36.44%	0.96%
Top Explorer	14,472	$26.901401	$389,308	1.30%	35.91%	0.98%
Oncore Flex	799	$26.707676	$21,341	1.50%	35.64%	0.00%
Oncore & Firstar Oncore Value	626,867	$27.294010	$17,109,722	0.90%	36.44%	0.96%
Oncore & Firstar Oncore Premier	766,864	$26.804210	$20,555,160	1.40%	35.77%	0.96%
Oncore & Firstar Oncore Xtra	755,213	$26.804210	$20,242,890	1.40%	35.77%	0.96%
Oncore & Firstar Oncore Lite	1,224,978	$26.804210	$32,834,578	1.40%	35.77%	0.96%
Oncore Ultra	28,522	$26.804210	$764,522	1.40%	16.14%	0.96%	8/7/06

	3,430,851		$92,274,468

2005
Top Tradition	4,628	$19.898546	$92,085	1.10%	15.48%	0.64%
Top Plus	4,221	$20.003877	$84,429	0.90%	15.71%	1.24%
Top Explorer	9,851	$19.793975	$194,988	1.30%	15.26%	1.04%
Oncore & Firstar Oncore Value	372,174	$20.003877	$7,444,925	0.90%	15.71%	1.05%
Oncore & Firstar Oncore Premier	532,637	$19.741881	$10,515,249	1.40%	15.14%	1.09%
Oncore & Firstar Oncore Xtra	490,378	$19.741881	$9,680,977	1.40%	15.14%	1.09%
Oncore & Firstar Oncore Lite	662,709	$19.741881	$13,083,142	1.40%	15.14%	1.09%

	2,076,598		$41,095,795

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2004
Top Tradition	1,413	$17.230535	$24,344	1.10%	34.59%	1.66%
Top Plus	5,695	$17.287564	$98,454	0.90%	34.85%	1.29%
Top Explorer	2,645	$17.173754	$45,422	1.30%	34.32%	0.40%
Oncore & Firstar Oncore Value	115,803	$17.287564	$2,001,959	0.90%	34.85%	1.42%
Oncore & Firstar Oncore Premier	220,338	$17.145445	$3,777,806	1.40%	34.19%	1.39%
Oncore & Firstar Oncore Xtra	249,859	$17.145445	$4,283,935	1.40%	34.19%	1.39%
Oncore & Firstar Oncore Lite	247,102	$17.145445	$4,236,673	1.40%	34.19%	1.39%

	842,855		$14,468,593

2003
Top Tradition	1,033	$12.802466	$13,229	1.10%	28.02%	0.00%	5/1/03
Top Plus	3,423	$12.819379	$43,885	0.90%	28.19%	0.00%	5/1/03
Top Explorer	9	$12.785578	$115	1.30%	27.86%	0.00%	5/1/03
Oncore & Firstar Oncore Value	14,316	$12.819379	$183,525	0.90%	28.19%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	34,371	$12.777148	$439,141	1.40%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	41,013	$12.777148	$524,033	1.40%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,294	$12.777148	$693,725	1.40%	27.77%	0.00%	5/1/03

	148,459		$1,897,653

International Growth Equity Subaccount
2007
Top Tradition	1,745	$12.190758	$21,273	1.10%	13.01%	0.37%
Top Explorer	983	$12.150660	$11,950	1.30%	12.79%	0.64%
Oncore Flex	20,183	$12.110705	$244,431	1.50%	12.56%	0.34%
Oncore & Firstar Oncore Value	782,042	$12.231130	$9,565,257	0.90%	13.24%	0.38%
Oncore & Firstar Oncore Premier	498,626	$12.130632	$6,048,640	1.40%	12.68%	0.41%
Oncore & Firstar Oncore Xtra	533,646	$12.130632	$6,473,459	1.40%	12.68%	0.41%
Oncore & Firstar Oncore Lite	2,172,343	$12.130632	$26,351,896	1.40%	12.68%	0.41%
Oncore Ultra	138,752	$12.130632	$1,683,150	1.40%	12.68%	0.41%
Oncore Wrap	1,869	$12.188098	$22,779	0.65%	13.52%	0.38%

	4,150,189		$50,422,835

2006
Top Tradition	116	$10.787192	$1,254	1.10%	7.87%	4.59%	5/1/06
Oncore Flex	983	$10.758967	$10,574	1.50%	7.59%	1.35%	5/1/06
Oncore Value	10,000	$10.801379	$108,015	0.90%	8.01%	0.65%	5/1/06
Oncore & Firstar Oncore Premier	6,018	$10.766000	$64,786	1.40%	7.66%	0.58%	5/1/06
Oncore Xtra	10,535	$10.766000	$113,421	1.40%	7.66%	0.58%	5/1/06
Oncore Lite	21,855	$10.766000	$235,292	1.40%	7.66%	0.58%	5/1/06
Oncore Ultra	2,623	$10.766000	$28,242	1.40%	14.48%	0.58%	8/7/06

	52,130		$561,584

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Equity Growth Subaccount
2007
Top Tradition	602	$12.339034	$7,425	1.10%	20.33%	0.00%
Top Plus	344	$12.379885	$4,255	0.90%	20.57%	0.00%
Top Explorer	793	$12.298414	$9,756	1.30%	20.09%	0.00%
Oncore Flex	1,789	$12.257991	$21,935	1.50%	19.86%	0.00%
Oncore Value	34,188	$12.379885	$423,243	0.90%	20.57%	0.00%
Oncore & Firstar Oncore Premier	38,359	$12.278167	$470,980	1.40%	19.98%	0.00%
Oncore Xtra	44,655	$12.278167	$548,280	1.40%	19.98%	0.00%
Oncore Lite	60,761	$12.278167	$746,031	1.40%	19.98%	0.00%
Oncore Ultra	3,229	$12.278167	$39,646	1.40%	19.98%	0.00%

	184,720		$2,271,551

2006
Oncore Value	6,956	$10.267489	$71,422	0.90%	2.67%	0.00%	5/1/06
Oncore Premier	12,160	$10.233870	$124,442	1.40%	2.34%	0.00%	5/1/06
Oncore Xtra	414	$10.233870	$4,239	1.40%	2.34%	0.00%	5/1/06
Oncore Lite	5,066	$10.233870	$51,843	1.40%	2.34%	0.00%	5/1/06
Oncore Ultra	1,709	$10.233870	$17,485	1.40%	11.92%	0.00%	8/7/06

	26,305		$269,431

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2007
Top I	903	$12.076079	$10,903	1.10%	2.62%	3.36%
Top Tradition	81,540	$12.076079	$984,681	1.10%	2.62%	3.58%
Top Plus	35,839	$12.127884	$434,650	0.90%	2.83%	3.81%
Investar Vision & Top Spectrum	931	$11.998986	$11,175	1.40%	2.32%	5.46%
Top Explorer	65,946	$12.024644	$792,973	1.30%	2.42%	3.56%
Oncore & Firstar Oncore Flex	174,610	$12.334222	$2,153,680	1.50%	2.21%	3.30%
Oncore & Firstar Oncore Value	2,002,052	$12.530700	$25,087,111	0.90%	2.83%	3.39%
Oncore & Firstar Oncore Premier	2,780,824	$12.366676	$34,389,548	1.40%	2.32%	3.26%
Oncore & Firstar Oncore Xtra	2,058,530	$12.366676	$25,457,172	1.40%	2.32%	3.26%
Oncore & Firstar Oncore Lite	5,019,514	$12.366676	$62,074,698	1.40%	2.32%	3.26%
Oncore Ultra	342,916	$12.366676	$4,240,737	1.40%	2.32%	3.26%
Oncore Wrap	3,133	$10.634791	$33,323	0.65%	3.08%	2.30%

	12,566,738		$155,670,651

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Income Securities Subaccount (continued)
2006
Top I	968	$11.767580	$11,391	1.10%	16.96%	1.89%
Top Tradition	49,185	$11.767580	$578,784	1.10%	16.96%	2.88%
Top Plus	18,135	$11.794551	$213,892	0.90%	17.19%	2.60%
Top Spectrum	3,555	$11.727343	$41,687	1.40%	16.61%	1.36%
Top Explorer	27,993	$11.740753	$328,663	1.30%	16.73%	3.68%
Oncore & Firstar Oncore Flex	21,487	$12.066941	$259,284	1.50%	16.50%	0.87%
Oncore & Firstar Oncore Value	717,912	$12.186297	$8,748,691	0.90%	17.19%	3.20%
Oncore & Firstar Oncore Premier	1,584,690	$12.086709	$19,153,692	1.40%	16.61%	3.30%
Oncore & Firstar Oncore Xtra	1,282,394	$12.086709	$15,499,919	1.40%	16.61%	3.30%
Oncore & Firstar Oncore Lite	2,106,856	$12.086709	$25,464,958	1.40%	16.61%	3.30%
Oncore Ultra	70,092	$12.086709	$847,176	1.40%	7.77%	3.30%	8/7/06

	5,883,267		$71,148,137

2005
Top Tradition	2,505	$10.061437	$25,204	1.10%	0.61%	0.00%	11/2/05
Top Plus	2,445	$10.064603	$24,607	0.90%	0.65%	0.00%	11/2/05
Top Spectrum	377	$10.056698	$3,794	1.40%	0.57%	0.00%	11/2/05
Top Explorer	4,697	$10.058278	$47,244	1.30%	0.58%	0.00%	11/2/05
Oncore Flex	1,564	$10.358086	$16,196	1.50%	3.58%	0.00%	5/2/05
Oncore & Firstar Oncore Value	234,702	$10.398884	$2,440,640	0.90%	3.99%	0.00%	5/2/05
Oncore & Firstar Oncore Premier	500,590	$10.364866	$5,188,551	1.40%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Xtra	382,542	$10.364866	$3,964,996	1.40%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Lite	590,461	$10.364866	$6,120,048	1.40%	3.65%	0.56%	5/2/05

	1,719,883		$17,831,280

Franklin Flex Cap Securities Subaccount
2007
Top Tradition	1,968	$12.217606	$24,048	1.10%	13.07%	0.09%
Top Plus	4,680	$12.270038	$57,419	0.90%	13.30%	0.12%
Top Explorer	3,410	$12.165551	$41,488	1.30%	12.85%	0.14%
Oncore Flex	41,852	$12.992294	$543,759	1.50%	12.62%	0.04%
Oncore & Firstar Oncore Value	1,772,609	$13.199246	$23,397,108	0.90%	13.30%	0.01%
Oncore & Firstar Oncore Premier	1,162,577	$13.026446	$15,144,242	1.40%	12.74%	0.02%
Oncore & Firstar Oncore Xtra	1,205,110	$13.026446	$15,698,300	1.40%	12.74%	0.02%
Oncore & Firstar Oncore Lite	4,201,400	$13.026446	$54,729,307	1.40%	12.74%	0.02%
Oncore Ultra	235,345	$13.026446	$3,065,708	1.40%	12.74%	0.02%
Oncore Wrap	4,161	$11.649758	$48,473	0.65%	13.58%	0.00%

	8,633,112		$112,749,852

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Securities Subaccount (continued)
2006
Top Tradition	2,548	$10.805199	$27,529	1.10%	4.06%	0.01%
Top Plus	5,295	$10.829976	$57,349	0.90%	4.27%	0.01%
Top Explorer	1,520	$10.780541	$16,384	1.30%	3.86%	0.00%
Oncore Flex	1,171	$11.536024	$13,507	1.50%	3.65%	0.01%
Oncore & Firstar Oncore Value	50,505	$11.650134	$588,388	0.90%	4.27%	0.01%
Oncore & Firstar Oncore Premier	84,915	$11.554902	$981,191	1.40%	3.75%	0.01%
Oncore & Firstar Oncore Xtra	39,102	$11.554902	$451,815	1.40%	3.75%	0.01%
Oncore & Firstar Oncore Lite	217,024	$11.554902	$2,507,692	1.40%	3.75%	0.01%
Oncore Ultra	5,662	$11.554902	$65,423	1.40%	6.94%	0.01%	8/7/06

	407,742		$4,709,278

2005
Top Plus	2,714	$10.386719	$28,194	0.90%	3.87%	0.63%	11/2/05
Oncore Flex	1,001	$11.129509	$11,136	1.50%	11.30%	0.17%	5/2/05
Oncore & Firstar Oncore Value	14,594	$11.173307	$163,066	0.90%	11.73%	0.26%	5/2/05
Oncore & Firstar Oncore Premier	64,425	$11.136768	$717,488	1.40%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Xtra	34,779	$11.136768	$387,328	1.40%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Lite	81,614	$11.136768	$908,905	1.40%	11.37%	0.26%	5/2/05

	199,127		$2,216,117

Templeton Foreign Securities Subaccount
2007
Top I	853	$14.317313	$12,220	1.10%	14.19%	1.57%
Top Tradition	15,830	$14.317313	$226,638	1.10%	14.19%	2.00%
Top Plus	16,580	$14.378750	$238,393	0.90%	14.42%	1.32%
Investar Vision	1,121	$14.225944	$15,953	1.40%	13.85%	1.99%
Top Explorer	14,675	$14.256347	$209,206	1.30%	13.97%	1.86%
Oncore & Firstar Oncore Flex	328,230	$15.206838	$4,991,345	1.50%	13.74%	1.03%
Oncore & Firstar Oncore Value	1,173,146	$15.449018	$18,123,953	0.90%	14.42%	1.88%
Oncore & Firstar Oncore Premier	760,893	$15.246816	$11,601,188	1.40%	13.85%	1.88%
Oncore & Firstar Oncore Xtra	759,377	$15.246816	$11,578,081	1.40%	13.85%	1.88%
Oncore & Firstar Oncore Lite	3,542,699	$15.246816	$54,014,880	1.40%	13.85%	1.88%
Oncore Ultra	130,106	$15.246816	$1,983,705	1.40%	13.85%	1.88%

	6,743,510		$102,995,562

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Templeton Foreign Securities Subaccount (continued)
2006
Top Tradition	6,970	$12.537704	$87,390	1.10%	20.13%	0.73%
Top Plus	257	$12.566452	$3,225	0.90%	20.36%	0.00%
Investar Vision	1,016	$12.494851	$12,691	1.40%	19.77%	1.24%
Top Explorer	10,620	$12.509123	$132,848	1.30%	19.89%	0.14%
Oncore & Firstar Oncore Flex	19,602	$13.369620	$262,071	1.50%	19.66%	1.73%
Oncore & Firstar Oncore Value	510,176	$13.501825	$6,888,311	0.90%	20.36%	1.21%
Oncore & Firstar Oncore Premier	625,548	$13.391491	$8,377,024	1.40%	19.77%	1.09%
Oncore & Firstar Oncore Xtra	463,404	$13.391491	$6,205,675	1.40%	19.77%	1.09%
Oncore & Firstar Oncore Lite	1,576,553	$13.391491	$21,112,389	1.40%	19.77%	1.09%
Oncore Ultra	31,907	$13.391491	$427,287	1.40%	11.89%	1.09%	8/7/06

	3,246,053		$43,508,911

2005
Top Tradition	2	$10.437011	$17	1.10%	4.37%	0.00%	11/2/05
Investar Vision	1,070	$10.432105	$11,160	1.40%	4.32%	0.00%	11/2/05
Top Explorer	429	$10.433740	$4,479	1.30%	4.34%	0.00%	11/2/05
Oncore Flex	2,606	$11.173433	$29,116	1.50%	11.73%	0.00%	5/2/05
Oncore Value	141,246	$11.217421	$1,584,420	0.90%	12.17%	0.11%	5/2/05
Oncore & Firstar Oncore Premier	184,816	$11.180721	$2,066,380	1.40%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Xtra	122,777	$11.180721	$1,372,739	1.40%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Lite	368,740	$11.180721	$4,122,773	1.40%	11.81%	0.25%	5/2/05

	821,686		$9,191,084

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2007
Top Tradition	157	$10.390868	$1,629	1.10%	1.93%	0.49%
Top Plus	427	$10.425294	$4,453	0.90%	2.13%	0.39%
Top Explorer	2,488	$10.356661	$25,769	1.30%	1.72%	0.89%
Oncore & Firstar Oncore Flex	57,232	$10.322589	$590,780	1.50%	1.52%	0.52%
Oncore & Firstar Oncore Value	2,192,904	$10.425294	$22,861,666	0.90%	2.13%	0.54%
Oncore & Firstar Oncore Premier	1,744,354	$10.339577	$18,035,889	1.40%	1.62%	0.52%
Oncore & Firstar Oncore Xtra	1,647,958	$10.339577	$17,039,191	1.40%	1.62%	0.52%
Oncore & Firstar Oncore Lite	5,594,403	$10.339577	$57,843,761	1.40%	1.62%	0.52%
Oncore Ultra	489,686	$10.339577	$5,063,148	1.40%	1.62%	0.52%
Oncore Wrap	2,433	$10.933914	$26,598	0.65%	2.38%	0.89%

	11,732,042		$121,492,884

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class: (continued)
AMT Regency Subaccount (continued)
2006
Top Plus	457	$10.207931	$4,665	0.90%	2.08%	0.00%	5/1/06
Top Explorer	1	$10.181172	$15	1.30%	1.81%	0.00%	5/1/06
Oncore & Firstar Oncore Flex	6,553	$10.167851	$66,634	1.50%	1.68%	0.46%	5/1/06
Oncore & Firstar Oncore Value	469,124	$10.207931	$4,788,789	0.90%	2.08%	0.82%	5/1/06
Oncore & Firstar Oncore Premier	524,423	$10.174497	$5,335,731	1.40%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Xtra	370,643	$10.174497	$3,771,101	1.40%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Lite	1,355,510	$10.174497	$13,791,634	1.40%	1.74%	0.84%	5/1/06
Oncore Ultra	125,964	$10.174497	$1,281,621	1.40%	10.46%	0.84%	8/7/06

	2,852,675		$29,040,190

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
 and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-account listed in note 1) (collectively, “the Accounts”) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of its operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 18, 2008

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Ohio National Variable Account A
Post Office Box 371
Cincinnati, Ohio 45201

Form 1322 Rev. 2-07